                                                             File Nos. 33-39702
                                                                       811-6293

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Post-Effective Amendment No. 32

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 85

                             SEPARATE ACCOUNT VA-K OF
                  COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                            (Exact Name of Registrant)

                  COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                                (Name of Depositor)
                           132 Turnpike Road, Suite 210
                         Southborough, Massachusetts 01772
                             Telephone: (508) 460-2400
                (Address of Depositor's Principal Executive Office

          Scott D. Silverman, Senior Vice President, General Counsel and
                                 Corporate Secretary
                  Commonwealth Annuity and Life Insurance Company
                           132 Turnpike Road, Suite 210
                         Southborough, Massachusetts 01772
                             Telephone: (508) 460-2408
                (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on April 29, 2011 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on (date) pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                    VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2010 and was filed on or before March 30, 2011.

           CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                         ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                CAPTION IN PROSPECTUSES
-----------------                -----------------------
1                                Cover Page

2                                Special Terms

3                                Prospectus A:    Summary of Fees and Expenses; Summary of the Policy Features
                                 Prospectus B:    Summary of Fees and Expenses; Summary of the Contract Features

4                                Condensed Financial Information;

5                                Prospectus A:    Description of the Companies, the Separate Account and the Underlying
                                                  Investment Companies
                                 Prospectus B:    Description of the Companies, the Variable Accounts and the Underlying
                                                  Investment Companies

6                                Charges and Deductions

7                                Prospectus A:    The Variable Annuity Policies
                                 Prospectus B:    Description of the Contract

8                                Prospectus A:    The Variable Annuity Policies
                                 Prospectus B:    Electing the Form of Annuity and the Annuity Date; Description of
                                                  Variable Annuity Payout Options; Annuity Benefit Payments

9                                Death Benefit

10                               Prospectus A:    Purchase Payments; Computation of Policy Values and Annuity Payments
                                 Prospectus B:    Payments; Computation of Values; Distribution

11                               Prospectus A:    Surrender; Partial Redemption
                                 Prospectus B:    Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without
                                                  Surrender Charge; Texas Optional Retirement Program

12                               Federal Tax Considerations

13                               Legal Matters

14                               Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                CAPTION IN THE STATEMENTS OF ADDITIONAL INFORMATION
-----------------                ---------------------------------------------------
15                               Cover Page

16                               Table of Contents

17                               General Information and History

18                               Services

19                               Underwriters

20                               Underwriters

21                               Performance Information

22                               Annuity Benefit Payments

23                               Financial Statements

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2011 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).



The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds (certain funds may not be available) in all states:


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)


Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Van Kampen Capital Growth Fund



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series


DWS VARIABLE SERIES I (CLASS A)


DWS Capital Growth VIP



DWS VARIABLE SERIES II


DWS Large Cap Value VIP


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.



                              DATED APRIL 30, 2011

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager-SM- Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


As of November 15, 2010, no new payment allocations or transfers may be made to the Sub-Accounts that invest in the underlying funds listed below.



EATON VANCE VARIABLE TRUST



Eaton Vance VT Floating-Rate Income Fund



You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


SPECIAL TERMS..............................................................   5
SUMMARY OF FEES AND EXPENSES...............................................   6
SUMMARY OF THE POLICY FEATURES.............................................  10
PERFORMANCE INFORMATION....................................................  13
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING
  FUNDS....................................................................  15
INVESTMENT OBJECTIVES AND POLICIES.........................................  17
WHAT IS AN ANNUITY?........................................................  22
CHARGES AND DEDUCTIONS.....................................................  23
  SURRENDER CHARGE.........................................................  23
  PREMIUM TAXES............................................................  26
  POLICY FEE...............................................................  26
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP)
    RIDER..................................................................  26
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS...........................  27
THE VARIABLE ANNUITY POLICIES..............................................  28
  DISRUPTIVE TRADING.......................................................  28
  PURCHASE PAYMENTS........................................................  29
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY............................  30
  RIGHT TO CANCEL ALL OTHER POLICIES.......................................  30
  TELEPHONE TRANSACTION PRIVILEGE..........................................  30
  TRANSFER PRIVILEGE.......................................................  31
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS............  31
  SURRENDER................................................................  32
  PARTIAL REDEMPTION.......................................................  33
  DEATH BENEFIT............................................................  33
  THE SPOUSE OF THE OWNER AS BENEFICIARY...................................  34
  ASSIGNMENT...............................................................  35
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE........................  35
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS...........................  36
  NORRIS DECISION..........................................................  37
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS................  37
FEDERAL TAX CONSIDERATIONS.................................................  40
LOANS (QUALIFIED POLICIES ONLY)............................................  49
STATEMENTS AND REPORTS.....................................................  49
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........................  50
VOTING RIGHTS..............................................................  51
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..................................  51
DISTRIBUTION...............................................................  51
LEGAL MATTERS..............................................................  52
FURTHER INFORMATION........................................................  52
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.....................  A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION................................  B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF).............  C-1
APPENDIX D--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT..............  D-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY............................................   3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY...............   4
SERVICES...................................................................   4
UNDERWRITERS...............................................................   5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION.................   5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM................   6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER.....   7
PERFORMANCE INFORMATION....................................................   8
FINANCIAL STATEMENTS.......................................................  F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


SERVICE OFFICE: se(2a) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2a)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2a) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.


SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs VIT Structured U.S. Equity Fund, Goldman Sachs VIT Money Market Fund, or Goldman Sachs VIT Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                MAXIMUM
                                                                 CHARGE
                                                          --------------------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).................          8.0%

TRANSFER CHARGE(2):.....................................   $0 on the first 12
                                                             transfers in a
                                                                 Policy
                                                          year. Up to $25 for
                                                          subsequent transfers

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
0-2.........................................................      8%
3...........................................................      7%
4...........................................................      6%
5...........................................................      5%
6...........................................................      4%
7...........................................................      3%
8...........................................................      2%
9...........................................................      1%
Thereafter..................................................      0%

       (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1).......................................  $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
  assets)
    Mortality and Expense Risk Charge:......................  1.25%
    Administrative Expense Charge:..........................  0.20%
                                                              ----
    Total Annual Expenses:..................................  1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................  0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................  0.15%

       -------------------------------

       (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


The table below shows the minimum and maximum expenses of the Funds during 2010. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.



TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.51% of      Annual charge of 1.70% of
from Underlying Fund assets,   average daily net assets       average daily net assets
including management fees,
distribution and/or service
(12b-1) fees and other
expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2010, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.28% (The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.) and 1.70% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,079     $1,719     $2,279     $3,730


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $348      $1,059     $1,793     $3,730


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $946      $1,319     $1,583     $2,338


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $204       $630      $1,083     $2,338

                         SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

    (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

    (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

    (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                            PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND*--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.



GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)


ADVISER: INVESCO ADVISORS, INC.

INVESCO V.I. CAPITAL APPRECIATION FUND--The Funds investment objective is long-term growth of capital. The Fund invests primarily in equity securities of issuers of all market capitalizations.


INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.


------------------------


* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.



INVESCO V.I. VAN KAMPEN CAPITAL GROWTH FUND--The Fund's investment objective is to seek capital growth. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing in a portfolio of companies that are considered by the Adviser to have strong earnings growth.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)


ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. BASIC VALUE FUND--The Fund's investment objective is long-term growth of capital. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investments objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.



INVESCO V.I. CAPITAL DEVELOPMENT FUND--The Fund's investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid-capitalization issuers.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million. The Index had a total market capitalization range of approximately $52 million to $4.244 billion.

DWS VARIABLE SERIES I



ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.



DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital.


DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued. Deutsche Asset Management International GmbH ("DeAMi") is the subadvisor for the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")



FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500-Registered Trademark-). FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks high level of current income, while also considering growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")



FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND, AND
                FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in high-yield, fixed-income debt securities.


OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.


ADVISER: T. ROWE PRICE ASSOCIATES, INC.



T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price International Ltd.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3) the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

    All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL         NEW PAYMENTS WITHDRAWN
------------------------------------------------         -----------------------
0-2....................................................             8%
3......................................................             7%
4......................................................             6%
5......................................................             5%
6......................................................             4%
7......................................................             3%
8......................................................             2%
9......................................................             1%
more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date
               coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
ten-year waiting period                                       0.25%

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
fifteen-year waiting period                                   0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.


The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                         THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account may be subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the

Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, and the Goldman Sachs VIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

           (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.


It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION



Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.


A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.


All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.


Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



2. GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


3. THE TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010



The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.



The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


4. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

7. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

8. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.


TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2010.



                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------
GOLDMAN SACHS VIT CORE FIXED
  INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   2.258   1.998   2.217   2.107   2.051    2.044    1.995    1.959    1.838    1.728    1.590
  End of Period................   2.385   2.258   1.998   2.217   2.107    2.051    2.044    1.995    1.959    1.838    1.728
  Units Outstanding at End of
    Period (in thousands)......  18,836  21.410  25.230  35,535  43,089   53,146   69,962   96,291  102,999  108,332   91,834
GOLDMAN SACHS VIT EQUITY INDEX
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   2.956   2.376   3.842   3.702   3.253    3.162    2.908    2.309    3.012    3.474    3.874
  End of Period................   3.348   2.956   2.376   3.842   3.702    3.253    3.162    2.908    2.309    3.012    3.474
  Units Outstanding at End of
    Period (in thousands)......  22,191  25,377  29,956  37,356  48,997   66,358   86,857  112,918   97,085  126,463  135,764
GOLDMAN SACHS VIT GOVERNMENT
  INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   2.097   1.999   1.966   1.859   1.813    1.811    1.800    1.796    1.668    1.573    1.451
  End of Period................   2.174   2.097   1.999   1.966   1.859    1.813    1.811    1.800    1.796    1.668    1.573
  Units Outstanding at End of
    Period (in thousands)......  12,089  13,502  17,980  21,540  25,119   31,920   41,890   64,567   95,203   59,275   42,354
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   3.731   2.387   4.093   3.479   3.339    2.954    2.527    1.835    2.375    2.438    2.316
  End of Period................   4.389   3.731   2.387   4.093   3.479    3.339    2.954    2.527    1.835    2.375    2.438
  Units Outstanding at End of
    Period (in thousands)......   8,745  10,148  12,410  15,605  21,026   30,692   40,196   47,472   63,322   76,419   81,632
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   3.527   2.695   4.356   4.284   3.767    3.566    3.032    2.223    2.695    2.427    1.889
  End of Period................   4.334   3.527   2.695   4.356   4.284    3.767    3.566    3.032    2.223    2.695    2.427
  Units Outstanding at End of
    Period (in thousands)......  10,849  13,005  15,595  20,393  26,246   32,822   43,892   62,834   73,932   75,512   84,657
GOLDMAN SACHS VIT MONEY MARKET
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   1.500   1.520   1.508   1.458   1.413    1.396    1.403    1.413    1.410    1.372    1.308
  End of Period................   1.478   1.500   1.520   1.508   1.458    1.413    1.396    1.403    1.413    1.410    1.372
  Units Outstanding at End of
    Period (in thousands)......  21,625  22,501  31,904  33,323  38,290   48,947   61,685   99,148  184,907  168,048  137,255

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------
GOLDMAN SACHS VIT STRATEGIC
  GROWTH FUND (SERVICE SHARES)1
Unit Value:
  Beginning of Period..........   1.982   1.363   2.383   2.198   2.044    1.931    1.824    1.466    2.054    2.768    3.417
  End of Period................   2.158   1.982   1.363   2.383   2.198    2.044    1.931    1.824    1.466    2.054    2.768
  Units Outstanding at End of
    Period (in thousands)......  26,381  30,601  36,291  44,312  56,681   74,016  100,514  135,926   97,683  130,588  144,445
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   1.546   1.222   2.300   2.164   1.807    1.632    1.446    1.149    1.445    1.869    2.084
  End of Period................   1.677   1.546   1.222   2.300   2.164    1.807    1.632    1.446    1.149    1.445    1.869
  Units Outstanding at End of
    Period (in thousands)......  18,878  21,903  26,553  33,576  43,581   67,004   89,898  123,218  137,904  144,032  143,187
GOLDMAN SACHS VIT STRUCTURED
  U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..........   2.192   1.840   2.969   3.066   2.761    2.643    2.429    1.930    2.559    3.124    3.503
  End of Period................   2.432   2.192   1.840   2.969   3.066    2.761    2.643    2.429    1.930    2.559    3.124
  Units Outstanding at End of
    Period (in thousands)......  19,032  21,814  25,317  31,767  40,398   49,770   66,133   89,100  112,605  146,472  166,719
ALLIANCEBERNSTEIN VPS GROWTH
  AND INCOME PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period..........   0.968   0.816   1.396   1.351   1.172    1.137    1.037    0.796    1.039    1.053    1.000
  End of Period................   1.076   0.968   0.816   1.396   1.351    1.172    1.137    1.037    0.796    1.039    1.053
  Units Outstanding at End of
    Period (in thousands)......  16,216  19,640  24,100  32,141  42,209   48,414   65,504   85,680  111,809  107,903   26,264
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..........   0.578   0.428   0.721   0.644   0.658    0.581    0.544    0.448    0.657    0.807    1.000
  End of Period................   0.626   0.578   0.428   0.721   0.644    0.658    0.581    0.544    0.448    0.657    0.807
  Units Outstanding at End of
    Period (in thousands)......  19,756  23,019  29,012  40,336  55,573   76,799  102,546  142,071  125,366   89,664   41,877
ALLIANCEBERNSTEIN VPS
  SMALL/MID-CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period..........   1.418   1.009   1.593   1.592   1.415    1.346    1.147    0.826    1.000      N/A      N/A
  End of Period................   1.769   1.418   1.009   1.593   1.592    1.415    1.346    1.147    0.826      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   3,514   4,131   4,626   5,674   6,563    6,354    7,193    7,124    8,092      N/A      N/A
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..........   0.966   0.810   1.393   1.475   1.237    1.190    1.065    0.841    1.000      N/A      N/A
  End of Period................   1.061   0.966   0.810   1.393   1.475    1.237    1.190    1.065    0.841      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   1,334   1,597   1,867   2,492   3,145    4,468    4,632    5,041    5,960      N/A      N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------

DELAWARE VIP INTERNATIONAL
  VALUE EQUITY SERIES
Unit Value:
  Beginning of Period..........   2.672   2.013   3.547   3.420   2.808    2.524    2.103    1.488    1.685    1.962    1.000
  End of Period................   2.921   2.672   2.013   3.547   3.420    2.808    1.524    2.103    1.488    1.685    1.962
  Units Outstanding at End of
    Period (in thousands)......   6,574   7,713   9,295  11,983  15,137   18,929   22,097   28,413   35,925   45,358   57,144

DELAWARE VIP SMID CAP GROWTH
  SERIES (SERVICE CLASS)2
Unit Value:
  Beginning of Period..........   0.859   0.601   1.029   0.926   0.886    0.809    0.732    0.527    0.714    0.862    1.000
  End of Period................   1.152   0.859   0.601   1.029   0.926    0.886    0.809    0.732    0.527    0.714    0.862
  Units Outstanding at End of
    Period (in thousands)......   2,809   3,101   3,411   4,013   5,306    7,033    9,689   13,379   18,371   26,111   20,348

DWS STRATEGIC VALUE VIP
  (CLASS A)3
Unit Value:
  Beginning of Period..........   1.103   0.820   1.541   1.593   1.412    1.433    1.299    1.028    1.141    1.216    1.000
  End of Period................   1.123   1.013   0.820   1.541   1.593    1.412    1.433    1.299    1.028    1.141    1.216
  Units Outstanding at End of
    Period (in thousands)......   1.036   1,191   1,415   1,861   2,631    4,114    5,807    7,711    9,276   12,847    8,123

DWS TECHNOLOGY VIP (CLASS A)4
Unit Value:
  Beginning of Period..........   0.427   0.270   0.510   0.453   0.456    0.446    0.444    0.307    0.484    0.726    1.000
  End of Period................   0.500   0.427   0.270   0.510   0.453    0.456    0.446    .0444    0.307    0.484    0.726
  Units Outstanding at End of
    Period (in thousands)......   6,419   7,333   8,137  10,107  14,478   19,054   29,415   36,309   46,709   61,599   39,623

EATON VANCE VT FLOATING
  RATE-INCOME FUND*
Unit Value:
  Beginning of Period..........   1.110   0.780   1.087   1.085   1.044    1.020    1.006    0.992    1.003    1.000      N/A
  End of Period................   1.194   1.110   0.780   1.087   1.085    1.044    1.020    1.006    0.992    1.003      N/A
  Units Outstanding at End of
    Period (in thousands)......   3,744   3,475   2,972   4,733   6,715    6,972    8,142    6,745    6,606    5,031      N/A

FIDELITY VIP ASSET MANAGER-SM-
  PORTFOLIO
Unit Value:
  Beginning of Period..........   2.017   1.585   2.257   1.982   1.874    1.828    1.759    1.513    1.682    1.779    1.000
  End of Period................   2.271   2.017   1.585   2.257   1.982    1.874    1.828    1.759    1.513    1.682    1.779
  Units Outstanding at End of
    Period (in thousands)......   7,258   9,042   9,493  11,467  14,627   18,873   25,020   30,953   39,943   56,014   69,447

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..........   3.376   2.631   4.656   4.653   3.928    3.765    3.426    2.667    3.259    3.479    1.000
  End of Period................   3.831   3.376   2.631   4.656   4.653    3.928    3.765    3.426    2.667    3.259    3.479
  Units Outstanding at End of
    Period (in thousands)......  20,448  23,529  27,981  35,001  44,306   58,900   77,753  103,116  129,891  155,830  160,638

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........   2.873   2.272   4.365   3.488   3.313    3.177    3.119    2.382    3.458    4.261    1.000
  End of Period................   3.516   2.873   2.272   4.365   3.488    3.313    3.177    3.119    2.382    3.458    4.261
  Units Outstanding at End of
    Period (in thousands)......  18,482  21,886  25,449  30,358  39,741   55,169   74,506   95,952  118,860  145,454  165,188

FIDELITY VIP HIGH INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..........   2.470   1.741   2.355   2.325   2.121    2.096    1.940    1.547    1.518    1.745    1.000
  End of Period................   2.771   2.470   1.741   2.355   2.325    2.121    2.096    1.940    1.547    1.518    1.745
  Units Outstanding at End of
    Period (in thousands)......   7,806   9,106  10,768  14,775  18,468   23,701   31,613   42,370   53,459   75,143   89,452

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..........   2.140   1.716   3.099   2.680   2.303    1.963    1.753    1.241    1.579    2.033    1.000
  End of Period................   2.386   2.140   1.716   3.099   2.680    2.303    1.963    1.753    1.241    1.579    2.033
  Units Outstanding at End of
    Period (in thousands)......   8,148   9,536  11,299  13,297  16,512   20,504   27,367   35,468   47,396   63,236   72,650

FIDELITY VIP
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........   1.329   0.996   1.763   1.525   1.389    1.208    1.064    0.843    0.946    1.000      N/A
  End of Period................   1.532   1.329   0.996   1.763   1.525    1.389    1.208    1.064    0.843    0.946      N/A
  Units Outstanding at End of
    Period (in thousands)......  12,554  14,305  17,306  20,729  26,940   29,669   28,056   25,489   23,143    6,027      N/A

FIDELITY VIP GROWTH
  OPPORTUNITIES PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........   0.654   0.456   1.032   0.852   0.823    0.768    0.729    0.572    0.744    0.884    1.000
  End of Period................   0.796   0.654   0.456   1.032   0.852    0.823    0.768    0.729    0.572    0.744    0.884
  Units Outstanding at End of
    Period (in thousands)......   2,600   2,494   2,743   2.892   3,464    4,224    6,851    8,315    8,451    8,713    4,701

FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........   1.722   1.251   2.101   1.849   1.669    1.435    1.168    0.857    1.000      N/A      N/A
  End of Period................   2.182   1.722   1.251   2.101   1.849    1.669    1.435    1.168    0.857      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   3,972   4,597   6,243   7,819  12,512   14,845   11,728    9,987    8,762      N/A      N/A

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........   1.161   0.750   1.561   1.503   1.314    1.302    1.161    0.748    1.000      N/A      N/A
  End of Period................   1.445   1.161   0.750   1.561   1.503    1.314    1.302    1.161    0.748      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   1,469   2,056   1,887   2,502   2,937    4,078    5,714    6,841    2,668      N/A      N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------

FT VIP FRANKLIN GROWTH AND
  INCOME SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period..........   1.039   0.833   1.303   1.373   1.194    1.170    1.073    0.867    0.947    1.192    1.000
  End of Period................   1.195   1.039   0.833   1.303   1.373    1.194    1.170    1.073    0.867    0.947    1.192
  Units Outstanding at End of
    Period (in thousands)......   1,402   1,480   1,881   3,026   3,394    4,736    6,197    6,133    6,131    5,654    1,498

FT VIP FRANKLIN LARGE CAP
  GROWTH SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period..........   1.025   0.801   1.242   1.186   1.086    1.090    1.025    0.819    1.000      N/A      N/A
  End of Period................   1.127   1.025   0.801   1.242   1.186    1.086    1.090    1.025    0.819      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......     609     743   1,024   1,381   1,663    2,261    2,580    2,074    1,207      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period..........   0.724  0. 512   0.903   0.824   0.769    0.745    0.678    0.501    0.713    0.854    1.000
  End of Period................   0.911   0.724   0.512   0.903   0.824    0.769    0.745    0.678    0.501    0.713    0.854
  Units Outstanding at End of
    Period (in thousands)......  13.175  15,939  19,624  25,735  39,206   45,151   55,170   76,438   69,575   59,750   39,455

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..........   1.154   0.929   1.498   1.469   1.259    1.156    1.041    0.844    1.000      N/A      N/A
  End of Period................   1.264   1.154   0.929   1.498   1.469    1.259    1.156    1.041    0.844      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   3,177   4,138   4,067   4,789   5,495    5,103    5,702    5,848    4,311      N/A      N/A

FT VIP TEMPLETON FOREIGN
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..........   1.401   1.037   1.765   1.551   1.296    1.194    1.022    0.784    1.000      N/A      N/A
  End of Period................   1,496   1.401   1.037   1.765   1.551    1.296    1.194    1.022    0.784      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   4,393   5,181   6,468   8,590  11,597   13,063   17,180   24,466   19,374      N/A      N/A

INVESCO V.I. CAPITAL
  APPRECIATION FUND (SERIES I
  SHARES)5
Unit Value:
  Beginning of Period..........   0.582   0.488   0.861   0.780   0.724    0.695    0.631    0.505    0.663    0.910    1.000
  End of Period................   0.663   0.582   0.488   0.861   0.780    0.724    0.695    0.631    0.505    0.663    0.910
  Units Outstanding at End of
    Period (in thousands)......   7,226   8,576  10,126  12,899  16,500   23.935   33,515   45,341   64,998   73,596   34,003

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)6
Unit Value:
  Beginning of Period..........   0.737   0.583   0.847   0.795   0.700    0.672    0.645    0.523    0.761    0.883    1.000
  End of Period................   0.796   0.737   0.583   0.847   0.795    0.700    0.672    0.645    0.523    0.761    0.883
  Units Outstanding at End of
    Period (in thousands)......   5,585   7,125   8,835   9,093  11,112   16,096   23,037   31,971   44,244   54,115   35,152

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)7
Unit Value:
  Beginning of Period..........   1.028   0.817   1.161   1.054   1.016    0.953    0.899    0.714    0.959    1.113    1.000
  End of Period................   1.067   1.028   0.817   1.161   1.054    1.016    0.953    0.899    0.714    0.959    1.113
  Units Outstanding at End of
    Period (in thousands)......   3,052   3,481   4,470   5,729   7,843   10,501   14,795   18,782   23,378   30,205   17,623

INVESCO V.I. LARGE CAP GROWTH
  FUND (SERIES I SHARES)8, 9
Unit Value:
  Beginning of Period..........   0.742   0.598   0.983   0.862   0.811    0.795    0.771    0.625    0.859    1.000      N/A
  End of Period................   0.858   0.742   0.598   0.983   0.862    0.811    0.795    0.771    0.625    0.859      N/A
  Units Outstanding at End of
    Period (in thousands)......   1,501   1,813   2,265   3,044   3,685    4,592    5,239    5,538    6,053    2,783      N/A

INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)10
Unit Value:
  Beginning of Period..........   0.867   0.595   1.256   1.258   1.130    1.088    0.996    0.758    1.000      N/A      N/A
  End of Period................   0.914   0.867   0.595   1.256   1.258    1.130    1.088    0.996    0.758      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   6,505   7,807   8,827  11,894  16,946   43,925   58,754   83,127   57,284      N/A      N/A

INVESCO V.I. CAPITAL
  DEVELOPMENT FUND (SERIES II
  SHARES)11
Unit Value:
  Beginning of Period..........   1.098   0.784   1.506   1.382   1.206    1.120    0.986    0.741    1.000      N/A      N/A
  End of Period................   1,282   1.098   0.784   1.506   1.382    1.206    1.120    0.986    0.741      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......     337     423     517     625     756      930    1,348    1,884    3,831      N/A      N/A

JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)12
Unit Value:
  Beginning of Period..........   0.786   0.575   0.993   0.929   0.875    0.792    0.719    0.591    0.767    0.900    1.000
  End of Period................     N/A   0.786   0.575   0.993   0.929    0.875    0.792    0.719    0.591    0.767    0.900
  Units Outstanding at End of
    Period (in thousands)......     N/A   9,066  11,703  15,236  20,104   24,143   28,738   35,925   50,358   67,633   40,227

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   0.614   0.458   0.773   0.929   0.623    0.608    0.592    0.457    0.633    0.855    1.000
  End of Period................   0.691   0.614   0.458   0.772   0.929    0.623    0.608    0.592    0.457    0.633    0.855
  Units Outstanding at End of
    Period (in thousands)......   9,340  10,596  13,232  16,567  20,104   29,575   41,458   55,756   86,729  110,027   45,951

MFS-REGISTERED TRADEMARK- MID
  CAP GROWTH SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period..........   0.789   0.567   1.188   1.101   1.092    1.077    0.956    0.710    1.000      N/A      N/A
  End of Period................   1.004   0.789   0.567   1.188   1.101    1.092    1.077    0.956    0.710      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......     740     732     968   1,315   1,938    3,638    5,322    6,591    3,341      N/A      N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                 --------------------------------------------------------------------------------------------
SUB-ACCOUNT                       2010    2009    2008    2007    2006    2005     2004     2003     2002     2001     2000
-----------                      ------  ------  ------  ------  ------  -------  -------  -------  -------  -------  -------

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period..........   1.142   0.711   1.194   1.184   1.064    1.028    0.982    0.747    1.000      N/A      N/A
  End of Period................   1.530   1.142   0.711   1.194   1.184    1.064    1.028    0.982    0.747      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   2,085   1,848   1,703   1,453   1,689    1,933    2,682    3,162    4,210      N/A      N/A

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..........   1.161   1.001   1.308   1.277   1.161    1.148    1.049    0.918    1.000      N/A      N/A
  End of Period................   1.255   1.161   1.001   1.308   1.277    1.161    1.148    1.049    0.918      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   4,639   5,060   4,968   6,496   8,343   12,045   13,135   13,765    9,555      N/A      N/A

MFS-REGISTERED TRADEMARK-
  UTILITIES SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period..........   2.140   1.634   2.666   2.121   1.643    1.430    1.118    0.837    1.000      N/A      N/A
  End of Period................   2.393   2.140   1.634   2.666   2.121    1.643    1.430    1.118    0.837      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   1,427   1,598   2,600   3,043   3,173    3,396    1,985    1,385      111      N/A      N/A

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..........   0.904   0.754   1.357   1.331   1.218    1.192    1.102    0.897    1.000      N/A      N/A
  End of Period................   1.004   0.904   0.754   1.357   1.331    1.218    1.192    1.102    0.897      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   1.753   1,978   1,469   2,111   2,466    3,166    3,287    3,284    1,452      N/A      N/A

OPPENHEIMER CAPITAL
  APPRECIATION FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..........   0.994   0.700   1.307   1.165   1.098    1.062    1.011    0.785    1.000      N/A      N/A
  End of Period................   1.070   0.994   0.700   1.307   1.165    1.098    1.062    1.011    0.785      N/A      N/A
  Units Outstanding at End of
    Period (in thousands)......   1,919   2,468   3,769   3,699   5,135    7,117    9,180    9,294    6,290      N/A      N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT 2009                       2010       2009       2008       2007       2006       2005       2004       2003
----------------                     --------   --------   --------   --------   --------   --------   --------   --------

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.393      1.015      1.725      1.650      1.427      1.269      1.084      0.770
  End of Period....................    1.589      1.393      1.015      1.725      1.650      1.427      1.269      1.084
  Units Outstanding at End of
    Period (in thousands)..........    3,136      3,772      3,949      5,781      7,116      8,504      8,861      7,989

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.344      0.277      1.313      1.338      1.243      1.237      1.154      0.946
  End of Period....................    0.388      0.344      0.277      1.313      1.338      1.243      1.237      1.154
  Units Outstanding at End of
    Period (in thousands)..........    4,601      4,740      4,093      4,343      5,449      8,482     10,324     12,863

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.995      0.789      1.305      1.271      1.124      1.078      1.003      0.805
  End of Period....................    1.136      0.995      0.789      1.305      1.271      1.124      1.078      1.003
  Units Outstanding at End of
    Period (in thousands)..........      893      1,077      1,336      1,853      2,400      2,754      3,313      3,517

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.193      1.279      3.112      2.216      1.660      1.224      1.047      0.673
  End of Period....................    2.498      2.193      1.279      3.112      2.216      1.660      1.224      1.047
  Units Outstanding at End of
    Period (in thousands)..........    5,233      5,782      6,357      7,420      9,249     13,222     15,009     20,713

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.818      1.402      2.308      2.895      2.153      1.902      1.425      1.076
  End of Period....................    2.303      1.818      1.402      2.308      2.895      2.153      1.902      1.425
  Units Outstanding at End of
    Period (in thousands)..........    3,004      3,249      3,753      4,683      6,063      7,306      9,176      8,866

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT 2009                       2002       2001       2000
----------------                     --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.770        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    7,708        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.946        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,927        N/A        N/A
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.805        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,512        N/A        N/A
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    0.692      0.758      1.000
  End of Period....................    0.673      0.692      0.758
  Units Outstanding at End of
    Period (in thousands)..........   10,104      8,741      6,325
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.067      1.007      1.000
  End of Period....................    1.076      1.067      1.007
  Units Outstanding at End of
    Period (in thousands)..........   11,154      6,162      1,505

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT 2009                       2010       2009       2008       2007       2006       2005       2004       2003
----------------                     --------   --------   --------   --------   --------   --------   --------   --------

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.501      0.999      1.977      1.774      1.512      1.322      1.179      0.917
  End of Period....................    1.693      1.501      0.999      1.977      1.774      1.512      1.322      1.179
  Units Outstanding at End of
    Period (in thousands)..........   11,311     13,214     15,387     18,966     25,058     26,725     36,671     49,874

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT 2009                       2002       2001       2000
----------------                     --------   --------   --------
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.138      1.485      1.000
  End of Period....................    0.917      1.138      1.485
  Units Outstanding at End of
    Period (in thousands)..........   81,388    115,669     77,533


--------------------------


* Effective November 15, 2010, new payment allocations or transfers cannot be made to this underlying fund.



1 Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund Service Shares was renamed to Goldman Sachs VIT Strategic Growth Fund (Service Shares).



2 Effective March 22, 2010, Delaware VIP Growth Opportunities Series Service Class was renamed to Delaware VIP Smid Cap Growth Series (Service Class).



3 Effective May 1, 2011, DWS Strategic Value VIP will merge into DWS Large Cap Value VIP.



4 Effective May 1, 2011, DWS Technology VIP will merge into DWS Capital Growth VIP.



5 Effective April 30, 2010, AIM V.I. Capital Appreciation Fund (Series I Shares) was renamed to Invesco V.I. Capital Appreciation Fund (Series I Shares).



6 Effective April 30, 2010, AIM V.I. Core Equity Fund (Series I Shares) was renamed to Invesco V.I. Core Equity Fund (Series I Shares).



7 Effective April 30, 2010, AIM V.I. Global Health Care Fund (Series I Shares) was renamed to Invesco V.I. Global Health Care Fund (Series I Shares).



8 Effective April 30, 2010, AIM V.I. Large Cap Growth Fund (Series I Shares) was renamed to Invesco V.I. Large Cap Growth Fund (Series I Shares).



9 Effective May 1, 2011, Invesco V.I. Large Cap Value Fund will merge into Invesco Van Kampen V.I. Capital Growth Fund.



10 Effective April 30, 2010, AIM V.I. Basic Value Fund (Series II Shares) was renamed to Invesco V.I. Basic Value Fund (Series II Shares).



11 Effective April 30, 2010, AIM V.I. Capital Development Fund (Series II Shares) was renamed to Invesco V.I. Capital Development Fund (Series II Shares).



12 Effective April 30, 2010, Janus Aspen Growth and Income Portfolio (Service Shares) was liquidated.

                                   APPENDIX C

               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                  COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3.  Under A3018-91, the Free Withdrawal Amount is equal to the greater of
    (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).


4. Because of the differences in the amount of the Free Withdrawal (see 3. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.


MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                              --------   --------   --------   --------
Fund with the maximum total operating
  expenses..................................   $1,068     $1,687     $2,240     $3,730

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Fund with the minimum total operating
  expenses...................................    $924      $1,256     $1,527     $2,338

                                   APPENDIX D

               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2011. After 2011, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2011 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:


       JOINT RETURNS:  $90,000 - $110,000



       SINGLE TAXPAYERS:  $56,000 - $66,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $169,000 and $179,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2010, depending on the taxpayer's adjusted gross income.


E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2011, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).


For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $169,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $107,000 for any other individual. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information ("SAI") dated April 30, 2011 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)


Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Van Kampen Capital Growth Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)

Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series


DWS VARIABLE SERIES I (CLASS A)


DWS Capital Growth VIP


DWS VARIABLE SERIES II

DWS Large Cap Value VIP


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


                              DATED APRIL 30, 2011

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager-SM- Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


As of November 15, 2010, no new payment allocations or transfers may be made to the Sub-Accounts that invests in the underlying fund listed below.



EATON VANCE VARIABLE TRUST


Eaton Vance VT Floating-Rate Income Fund



You may contact our Service Center at 1-800-533-7881 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................           5
SUMMARY OF FEES AND EXPENSES................................           7
SUMMARY OF CONTRACT FEATURES................................          11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          16
INVESTMENT OBJECTIVES AND POLICIES..........................          18
PERFORMANCE INFORMATION.....................................          23
DESCRIPTION OF THE CONTRACT.................................          25
  DISRUPTIVE TRADING........................................          25
  PAYMENTS..................................................          26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          27
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................          27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................          28
  TRANSFER PRIVILEGE........................................          28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          29
  SURRENDER.................................................          29
  WITHDRAWALS...............................................          30
  DEATH BENEFIT.............................................          31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          33
  OPTIONAL ENHANCED EARNINGS RIDER..........................          33
  ASSIGNMENT................................................          36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          37
  ANNUITY BENEFIT PAYMENTS..................................          38
  NORRIS DECISION...........................................          39
  COMPUTATION OF VALUES.....................................          40
CHARGES AND DEDUCTIONS......................................          41
  VARIABLE ACCOUNT DEDUCTIONS...............................          41
  CONTRACT FEE..............................................          42
  OPTIONAL RIDER CHARGES....................................          42
  PREMIUM TAXES.............................................          42
  SURRENDER CHARGE..........................................          43
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................          44
  TRANSFER CHARGE...........................................          46
GUARANTEE PERIOD ACCOUNTS...................................          47
FEDERAL TAX CONSIDERATIONS..................................          50
STATEMENTS AND REPORTS......................................          59
LOANS (QUALIFIED CONTRACTS ONLY)............................          59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          61
VOTING RIGHTS...............................................          61
DISTRIBUTION................................................          61
LEGAL MATTERS...............................................          62
FURTHER INFORMATION.........................................          62
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........         A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................         B-1
APPENDIX C--THE DEATH BENEFIT...............................         C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION.................         D-1
APPENDIX E--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................         E-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................           4
SERVICES....................................................           4
UNDERWRITERS................................................           5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           7
PERFORMANCE INFORMATION.....................................           8
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's
90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


SERVICE OFFICE: se(2a) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2a)") provides administrative, accounting, and other services to the Company. The principal administrative offices of se(2a) are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                              MAXIMUM
                                                               CHARGE
                                                              --------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).....................    8.0%

TRANSFER CHARGE:............................................  None(2)

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 2.................................................    8.0%
Less than 3.................................................    7.0%
Less than 4.................................................    6.0%
Less than 5.................................................    5.0%
Less than 6.................................................    4.0%
Less than 7.................................................    3.0%
Less than 8.................................................    2.0%
Less than 9.................................................    1.0%
Thereafter..................................................      0%

       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1).....................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                                ----
    Total Annual Expenses:..................................    1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Enhanced Earnings Rider.................................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

The table below shows the minimum and maximum expenses of the Funds during 2009. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.


TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                        MAXIMUM
------------------------------------  -----------------------------  -----------------------------
Expenses that are deducted from         Annual charge of 0.51% of      Annual charge of 1.70% of
Underlying Fund assets, including       average daily net assets       average daily net assets
management fees, distribution and/or
service (12b-1) fees and other
expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2010, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.28% (The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.) and 1.70% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,102     $1,787     $2,391     $3,950


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $372      $1,132     $1,911     $3,950


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $946      $1,319     $1,583     $2,338


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $204       $630      $1,083     $2,338

                          SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase; and

    - Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Commonwealth Annuity are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND*--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.



GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.


------------------------


* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
  SHARES)


ADVISER:  INVESCO ADVISORS, INC.

INVESCO V.I. CAPITAL APPRECIATION FUND--The Funds investment objective is long-term growth of capital. The Fund invests primarily in equity securities of issuers of all market capitalizations.


INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.



INVESCO V.I. VAN KAMPEN CAPITAL GROWTH FUND--The Fund's investment objective is to seek capital growth. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing in a portfolio of companies that are considered by the Adviser to have strong earnings growth.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
SHARES)


ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. BASIC VALUE FUND--The Fund's investment objective is long-term growth of capital. Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investments objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.



INVESCO V.I. CAPITAL DEVELOPMENT FUND--The Fund's investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid-capitalization issuers.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER:  ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER:  DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geogarphy, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER:  DELAWARE MANAGEMENT COMPANY


DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million. The Index had a total market capitalization range of approximately $52 million to $4.244 billion.



DWS VARIABLE SERIES I



ADVISER:  DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.



DWS CAPITAL GROWTH VIP--The fund seeks to provide long-term growth of capital.


DWS VARIABLE SERIES II

ADVISER:  DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS LARGE CAP VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000-Registered Trademark- Value Index and that portfolio management believes are undervalued. Deutsche Asset Management International GmbH ("DeAMi") is the subadvisor for the fund.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")



FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-). FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks high level of current income, while also considering growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)


ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR")



FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO--The fund seeks long-term capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--The fund seeks to provide capital growth. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP MID CAP PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.



FIDELITY VIP VALUE STRATEGIES PORTFOLIO--The fund seeks capital appreciation. FMR Co., Inc. and other affiliates of FMR serve as sub-advisers for the fund.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.-- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND,
                                  FT VIP FRANKLIN GROWTH AND INCOME SECURITIES
FUND, AND
                                  FT VIP FRANKLIN SMALL-MID CAP GROWTH
SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in high-yield, fixed-income debt securities.


OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER:  PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.


ADVISER:  T. ROWE PRICE ASSOCIATES, INC.



T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price International Ltd.


                                     * * *


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.


If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad- based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, HTTPS://CWANNUITY.SE2.COM.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b) gross payments compounded daily at the effective annual yield of 5%

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X
    (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's
90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
     (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT .

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

    1. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a ten-year waiting period:                  0.25%
    2. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a fifteen-year waiting period:              0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
-----------------------------------                      -----------------------
Less than 2............................................             8%
Less than 3............................................             7%
Less than 4............................................             6%
Less than 5............................................             5%
Less than 6............................................             4%
Less than 7............................................             3%
Less than 8............................................             2%
Less than 9............................................             1%
Thereafter.............................................             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4) other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee and director of the Company;

(2) any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and
    (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
               Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

          j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

          n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period;

and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

A.  INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B.  OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C.  TAXATION OF ANNUITIES IN GENERAL

1.  TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2,

    - received due to your disability,

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION



Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.


A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible,

    - "qualified distributions" from a Roth IRA are excludable from income,

    - mandatory distribution rules do not apply before death,

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    - special eligibility requirements apply, and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.


All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.


Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline that are not.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



2. GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



3. THE TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010



The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.



The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


4. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

7. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

8. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.


TRANSFERS TO OR FROM THE FIXED ACCOUNT. Transfers to or from the Fixed Account are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. In addition, the Company reserves the right to impose reasonable rules on transfers, including but not limited to the frequency, timing, and amount of transfers to or from the Fixed Account. The Company reserves the right to amend its Disruptive Trading and/or other transfer rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                                                               WITHDRAWAL
                                               HYPOTHETICAL      WITHOUT      SURRENDER
                                               ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                     VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                                  ------------   -------------   ----------   ---------
 1...........................................  $ 54,000.00     $ 5,400.00         8%       $3,888.00
 2...........................................    58,320.00       8,320.00         8%        4,000.00
 3...........................................    62,985.60      12,985.60         7%        3,500.00
 4...........................................    68,024.45      18,024.45         6%        3,000.00
 5...........................................    73,466.40      23,466.40         5%        2,500.00
 6...........................................    79,343.72      29,343.72         4%        2,000.00
 7...........................................    85,691.21      35,691.21         3%        1,500.00
 8...........................................    92,546.51      42,546.51         2%        1,000.00
 9...........................................    99,950.23      49,950.23         1%          500.00
10...........................................   107,946.25      57,946.25         0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                                                    WITHDRAWAL
                                      HYPOTHETICAL                    WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                            VALUE       WITHDRAWALS   CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                         ------------   -----------   -------------   ----------   ---------
 1..................................   $54,000.00    $     0.00     $ 5,400.00         8%        $  0.00
 2..................................    58,320.00          0.00       8,320.00         8%           0.00
 3..................................    62,985.60          0.00      12,985.60         7%           0.00
 4..................................    68,024.45     30,000.00      18,024.45         6%         718.53
 5..................................    41,066.40     10,000.00       4,106.68         5%         294.67
 6..................................    33,551.72      5,000.00       3,355.17         4%          65.79
 7..................................    30,835.85     10,000.00       3,083.59         3%         207.49
 8..................................    22,502.72     15,000.00       2,250.27         2%         254.99
 9..................................     8,102.94          0.00         810.29         1%           0.00
10..................................     8,751.17          0.00       1,248.45         0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)- 1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.11)](2555/365)- 1

                                          =       (.97297)(7)- 1

                                          =       -.17452

The Market Value Adjustment               =       Maximum of the market value factor multiplied by
                                                  the withdrawal or the negative of the excess
                                                  interest earned over 3%

                                          =       Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                          =       Maximum (-$10,992.38 or -$8,349.25) =
                                                  -$8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.10)](2555/365)- 1

                                          =       (.98182)(7)- 1

                                          =       -.12054

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       -.12054 X $62,985.60

                                          =       -$7,592.11

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.05)](2555/365)- 1

                                          =       (1.02857)(7)- 1

                                          =       .21798

The Market Value Adjustment               =       Minimum of the market value factor multiplied by
                                                  the withdrawal or the excess interest earned
                                                  over 3%

                                          =       Minimum of (.21798 X $62,985.60 or $8,349.25)

                                          =       Minimum of ($13,729.78 or $8,349.25)

                                          =       $8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.07)](2555/365)- 1

                                          =       (1.00935)(7)- 1

                                          =       .06728

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       .06728 X $62,985.60

                                          =       $4,237.90

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                         WITHDRAWAL
                          HYPOTHETICAL     MARKET                                               HYPOTHETICAL
                          ACCUMULATED      VALUE         DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR                VALUE       ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------             ------------   ----------   -----------   -----------   -----------   ------------
 1......................   $53,000.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2......................    53,530.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3......................    58,883.00        0.00      58,883.00     57,881.25     55,125.00      58,883.00
 4......................    52,994.70      500.00      53,494.70     60,775.31     58,883.00      60,775.31
 5......................    58,294.17        0.00      58,294.17     63,814.08     60,775.31      63,814.08
 6......................    64,123.59      500.00      64,623.59     67,004.78     63,814.08      67,004.78
 7......................    70,535.95        0.00      70,535.95     70,355.02     67,004.78      70,535.95
 8......................    77,589.54      500.00      78,089.54     73,872.77     70,535.95      78,089.54
 9......................    85,348.49        0.00      85,348.49     77,566.41     78,089.54      85,348.49
10......................    93,883.34        0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                    WITHDRAWAL
                       HYPOTHETICAL                   MARKET                                               HYPOTHETICAL
                       ACCUMULATED                    VALUE         DEATH         DEATH         DEATH         DEATH
YEAR                      VALUE       WITHDRAWALS   ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
----                   ------------   -----------   ----------   -----------   -----------   -----------   ------------
 1...................   $53,000.00    $     0.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2...................    53,530.00          0.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3...................     3,883.00     50,000.00        0.00       3,883.00      4,171.13      3,972.50       4,171.13
 4...................     3,494.70          0.00      500.00       3,994.70      4,379.68      4,171.13       4,379.68
 5...................     3,844.17          0.00        0.00       3,844.17      4,598.67      4,379.68       4,598.67
 6...................     4,228.59          0.00      500.00       4,728.59      4,828.60      4,598.67       4,828.60
 7...................     4,651.45          0.00        0.00       4,651.45      5,070.03      4,828.60       5,070.03
 8...................     5,116.59          0.00      500.00       5,616.59      5,323.53      5,070.03       5,616.59
 9...................     5,628.25          0.00        0.00       5,628.25      5,589.71      5,616.59       5,628.25
10...................       691.07      5,000.00        0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                          HYPOTHETICAL   HYPOTHETICAL
                                                          ACCUMULATED    MARKET VALUE   HYPOTHETICAL
YEAR                                                         VALUE        ADJUSTMENT    DEATH BENEFIT
----                                                      ------------   ------------   -------------
 1......................................................   $53,000.00       $  0.00      $53,000.00
 2......................................................    53,530.00        500.00       54,030.00
 3......................................................    58,883.00          0.00       58,883.00
 4......................................................    52,994.70        500.00       53,494.70
 5......................................................    58,294.17          0.00       58,294.17
 6......................................................    64,123.59        500.00       64,623.59
 7......................................................    70,535.95          0.00       70,535.95
 8......................................................    77,589.54        500.00       78,089.54
 9......................................................    85,348.49          0.00       85,348.49
10......................................................    93,883.34          0.00       93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2010.


                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.258      1.998      2.217      2.107      2.051      2.044      1.995      1.959
  End of Period....................    2.385      2.258      1.998      2.217      2.107      2.051      2.044      1.995
  Units Outstanding at End of
    Period (in thousands)..........   18,836     21.410     25.230     35,535     43,089     53,146     69,962     96,291

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.956      2.376      3.842      3.702      3.253      3.162      2.908      2.309
  End of Period....................    3.348      2.956      2.376      3.842      3.702      3.253      3.162      2.908
  Units Outstanding at End of
    Period (in thousands)..........   22,191     25,377     29,956     37,356     48,997     66,358     86,857    112,918

GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.097      1.999      1.966      1.859      1.813      1.811      1.800      1.796
  End of Period....................    2.174      2.097      1.999      1.966      1.859      1.813      1.811      1.800
  Units Outstanding at End of
    Period (in thousands)..........   12,089     13,502     17,980     21,540     25,119     31,920     41,890     64,567

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    3.731      2.387      4.093      3.479      3.339      2.954      2.527      1.835
  End of Period....................    4.389      3.731      2.387      4.093      3.479      3.339      2.954      2.527
  Units Outstanding at End of
    Period (in thousands)..........    8,745     10,148     12,410     15,605     21,026     30,692     40,196     47,472

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.527      2.695      4.356      4.284      3.767      3.566      3.032      2.223
  End of Period....................    4.334      3.527      2.695      4.356      4.284      3.767      3.566      3.032
  Units Outstanding at End of
    Period (in thousands)..........   10,849     13,005     15,595     20,393     26,246     32,822     43,892     62,834

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.500      1.520      1.508      1.458      1.413      1.396      1.403      1.413
  End of Period....................    1.478      1.500      1.520      1.508      1.458      1.413      1.396      1.403
  Units Outstanding at End of
    Period (in thousands)..........   21,625     22,501     31,904     33,323     38,290     48,947     61,685     99,148

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.838      1.728      1.590
  End of Period....................    1.959      1.838      1.728
  Units Outstanding at End of
    Period (in thousands)..........  102,999    108,332     91,834
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.012      3.474      3.874
  End of Period....................    2.309      3.012      3.474
  Units Outstanding at End of
    Period (in thousands)..........   97,085    126,463    135,764
GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.668      1.573      1.451
  End of Period....................    1.796      1.668      1.573
  Units Outstanding at End of
    Period (in thousands)..........   95,203     59,275     42,354
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period..............    2.375      2.438      2.316
  End of Period....................    1.835      2.375      2.438
  Units Outstanding at End of
    Period (in thousands)..........   63,322     76,419     81,632
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.695      2.427      1.889
  End of Period....................    2.223      2.695      2.427
  Units Outstanding at End of
    Period (in thousands)..........   73,932     75,512     84,657
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.410      1.372      1.308
  End of Period....................    1.413      1.410      1.372
  Units Outstanding at End of
    Period (in thousands)..........  184,907    168,048    137,255

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)(1A)
Unit Value:
  Beginning of Period..............    1.982      1.363      2.383      2.198      2.044      1.931      1.824      1.466
  End of Period....................    2.158      1.982      1.363      2.383      2.198      2.044      1.931      1.824
  Units Outstanding at End of
    Period (in thousands)..........   26,381     30,601     36,291     44,312     56,681     74,016    100,514    135,926

GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.546      1.222      2.300      2.164      1.807      1.632      1.446      1.149
  End of Period....................    1.677      1.546      1.222      2.300      2.164      1.807      1.632      1.446
  Units Outstanding at End of
    Period (in thousands)..........   18,878     21,903     26,553     33,576     43,581     67,004     89,898    123,218

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.192      1.840      2.969      3.066      2.761      2.643      2.429      1.930
  End of Period....................    2.432      2.192      1.840      2.969      3.066      2.761      2.643      2.429
  Units Outstanding at End of
    Period (in thousands)..........   19,032     21,814     25,317     31,767     40,398     49,770     66,133     89,100

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.968      0.816      1.396      1.351      1.172      1.137      1.037      0.796
  End of Period....................    1.076      0.968      0.816      1.396      1.351      1.172      1.137      1.037
  Units Outstanding at End of
    Period (in thousands)..........   16,216     19,640     24,100     32,141     42,209     48,414     65,504     85,680

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.578      0.428      0.721      0.644      0.658      0.581      0.544      0.448
  End of Period....................    0.626      0.578      0.428      0.721      0.644      0.658      0.581      0.544
  Units Outstanding at End of
    Period (in thousands)..........   19,756     23,019     29,012     40,336     55,573     76,799    102,546    142,071

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.418      1.009      1.593      1.592      1.415      1.346      1.147      0.826
  End of Period....................    1.769      1.418      1.009      1.593      1.592      1.415      1.346      1.147
  Units Outstanding at End of
    Period (in thousands)..........    3,514      4,131      4,626      5,674      6,563      6,354      7,193      7,124

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)(1A)
Unit Value:
  Beginning of Period..............    2.054      2.768      3.417
  End of Period....................    1.466      2.054      2.768
  Units Outstanding at End of
    Period (in thousands)..........   97,683    130,588    144,445
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.445      1.869      2.084
  End of Period....................    1.149      1.445      1.869
  Units Outstanding at End of
    Period (in thousands)..........  137,904    144,032    143,187
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.559      3.124      3.503
  End of Period....................    1.930      2.559      3.124
  Units Outstanding at End of
    Period (in thousands)..........  112,605    146,472    166,719
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.039      1.053      1.000
  End of Period....................    0.796      1.039      1.053
  Units Outstanding at End of
    Period (in thousands)..........  111,809    107,903     26,264
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.657      0.807      1.000
  End of Period....................    0.448      0.657      0.807
  Units Outstanding at End of
    Period (in thousands)..........  125,366     89,664     41,877
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.826        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,092        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
Beginning of Period................   0.966      0.810      1.393       1.475      1.237      1.190      1.065      0.841
  End of Period....................   1.061      0.966      0.810       1.393      1.475      1.237      1.190      1.065
  Units Outstanding at End of
    Period (in thousands)..........   1,334      1,597      1,867       2,492      3,145      4,468      4,632      5,041

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES
Unit Value:
  Beginning of Period..............   2.672      2.013      3.547       3.420      2.808      2.524      2.103      1.488
  End of Period....................   2.921      2.672      2.013       3.547      3.420      2.808      1.524      2.103
  Units Outstanding at End of
    Period (in thousands)..........   6,574      7,713      9,295      11,983     15,137     18,929     22,097     28,413

DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)(2A)
Unit Value:
  Beginning of Period..............   0.859      0.601      1.029       0.926      0.886      0.809      0.732      0.527
  End of Period....................   1.152      0.859      0.601       1.029      0.926      0.886      0.809      0.732
  Units Outstanding at End of
    Period (in thousands)..........   2,809      3,101      3,411       4,013      5,306      7,033      9,689     13,379

DWS STRATEGIC VALUE VIP
  (CLASS A)(3A)
Unit Value:
  Beginning of Period..............   1.103      0.820      1.541       1.593      1.412      1.433      1.299      1.028
  End of Period....................   1.123      1.013      0.820       1.541      1.593      1.412      1.433      1.299
  Units Outstanding at End of
    Period (in thousands)..........   1.036      1,191      1,415       1,861      2,631      4,114      5,807      7,711

DWS TECHNOLOGY VIP (CLASS A)(4A)
Unit Value:
  Beginning of Period..............   0.427      0.270      0.510       0.453      0.456      0.446      0.444      0.307
  End of Period....................   0.500      0.427      0.270       0.510      0.453      0.456      0.446      .0444
  Units Outstanding at End of
    Period (in thousands)..........   6,419      7,333      8,137      10,107     14,478     19,054     29,415     36,309

EATON VANCE VT FLOATING RATE-INCOME
  FUND*
Unit Value:
  Beginning of Period..............   1.110      0.780      1.087       1.085      1.044      1.020      1.006      0.992
  End of Period....................   1.194      1.110      0.780       1.087      1.085      1.044      1.020      1.006
  Units Outstanding at End of
    Period (in thousands)..........   3,744      3,475      2,972       4,733      6,715      6,972      8,142      6,745

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
Beginning of Period................    1.000        N/A        N/A
  End of Period....................    0.841        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    5,960        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.685      1.962      1.000
  End of Period....................    1.488      1.685      1.962
  Units Outstanding at End of
    Period (in thousands)..........   35,925     45,358     57,144
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)(2A)
Unit Value:
  Beginning of Period..............    0.714      0.862      1.000
  End of Period....................    0.527      0.714      0.862
  Units Outstanding at End of
    Period (in thousands)..........   18,371     26,111     20,348
DWS STRATEGIC VALUE VIP
  (CLASS A)(3A)
Unit Value:
  Beginning of Period..............    1.141      1.216      1.000
  End of Period....................    1.028      1.141      1.216
  Units Outstanding at End of
    Period (in thousands)..........    9,276     12,847      8,123
DWS TECHNOLOGY VIP (CLASS A)(4A)
Unit Value:
  Beginning of Period..............    0.484      0.726      1.000
  End of Period....................    0.307      0.484      0.726
  Units Outstanding at End of
    Period (in thousands)..........   46,709     61,599     39,623
EATON VANCE VT FLOATING RATE-INCOME
  FUND*
Unit Value:
  Beginning of Period..............    1.003      1.000        N/A
  End of Period....................    0.992      1.003        N/A
  Units Outstanding at End of
    Period (in thousands)..........    6,606      5,031        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP ASSET MANAGER-SM-
  PORTFOLIO
Unit Value:
  Beginning of Period..............    2.017      1.585      2.257      1.982      1.874      1.828      1.759      1.513
  End of Period....................    2.271      2.017      1.585      2.257      1.982      1.874      1.828      1.759
  Units Outstanding at End of
    Period (in thousands)..........    7,258      9,042      9,493     11,467     14,627     18,873     25,020     30,953

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    3.376      2.631      4.656      4.653      3.928      3.765      3.426      2.667
  End of Period....................    3.831      3.376      2.631      4.656      4.653      3.928      3.765      3.426
  Units Outstanding at End of
    Period (in thousands)..........   20,448     23,529     27,981     35,001     44,306     58,900     77,753    103,116

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    2.873      2.272      4.365      3.488      3.313      3.177      3.119      2.382
  End of Period....................    3.516      2.873      2.272      4.365      3.488      3.313      3.177      3.119
  Units Outstanding at End of
    Period (in thousands)..........   18,482     21,886     25,449     30,358     39,741     55,169     74,506     95,952

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    2.470      1.741      2.355      2.325      2.121      2.096      1.940      1.547
  End of Period....................    2.771      2.470      1.741      2.355      2.325      2.121      2.096      1.940
  Units Outstanding at End of
    Period (in thousands)..........    7,806      9,106     10,768     14,775     18,468     23,701     31,613     42,370

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    2.140      1.716      3.099      2.680      2.303      1.963      1.753      1.241
  End of Period....................    2.386      2.140      1.716      3.099      2.680      2.303      1.963      1.753
  Units Outstanding at End of
    Period (in thousands)..........    8,148      9,536     11,299     13,297     16,512     20,504     27,367     35,468

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.329      0.996      1.763      1.525      1.389      1.208      1.064      0.843
  End of Period....................    1.532      1.329      0.996      1.763      1.525      1.389      1.208      1.064
  Units Outstanding at End of
    Period (in thousands)..........   12,554     14,305     17,306     20,729     26,940     29,669     28,056     25,489

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.654      0.456      1.032      0.852      0.823      0.768      0.729      0.572
  End of Period....................    0.796      0.654      0.456      1.032      0.852      0.823      0.768      0.729
  Units Outstanding at End of
    Period (in thousands)..........    2,600      2,494      2,743      2.892      3,464      4,224      6,851      8,315

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
FIDELITY VIP ASSET MANAGER-SM-
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.682      1.779      1.000
  End of Period....................    1.513      1.682      1.779
  Units Outstanding at End of
    Period (in thousands)..........   39,943     56,014     69,447
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    3.259      3.479      1.000
  End of Period....................    2.667      3.259      3.479
  Units Outstanding at End of
    Period (in thousands)..........  129,891    155,830    160,638
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    3.458      4.261      1.000
  End of Period....................    2.382      3.458      4.261
  Units Outstanding at End of
    Period (in thousands)..........  118,860    145,454    165,188
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.518      1.745      1.000
  End of Period....................    1.547      1.518      1.745
  Units Outstanding at End of
    Period (in thousands)..........   53,459     75,143     89,452
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.579      2.033      1.000
  End of Period....................    1.241      1.579      2.033
  Units Outstanding at End of
    Period (in thousands)..........   47,396     63,236     72,650
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.946      1.000        N/A
  End of Period....................    0.843      0.946        N/A
  Units Outstanding at End of
    Period (in thousands)..........   23,143      6,027        N/A
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.744      0.884      1.000
  End of Period....................    0.572      0.744      0.884
  Units Outstanding at End of
    Period (in thousands)..........    8,451      8,713      4,701

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.722      1.251      2.101      1.849      1.669      1.435      1.168      0.857
  End of Period....................    2.182      1.722      1.251      2.101      1.849      1.669      1.435      1.168
  Units Outstanding at End of
    Period (in thousands)..........    3,972      4,597      6,243      7,819     12,512     14,845     11,728      9,987

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.161      0.750      1.561      1.503      1.314      1.302      1.161      0.748
  End of Period....................    1.445      1.161      0.750      1.561      1.503      1.314      1.302      1.161
  Units Outstanding at End of
    Period (in thousands)..........    1,469      2,056      1,887      2,502      2,937      4,078      5,714      6,841

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.039      0.833      1.303      1.373      1.194      1.170      1.073      0.867
  End of Period....................    1.195      1.039      0.833      1.303      1.373      1.194      1.170      1.073
  Units Outstanding at End of
    Period (in thousands)..........    1,402      1,480      1,881      3,026      3,394      4,736      6,197      6,133

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.025      0.801      1.242      1.186      1.086      1.090      1.025      0.819
  End of Period....................    1.127      1.025      0.801      1.242      1.186      1.086      1.090      1.025
  Units Outstanding at End of
    Period (in thousands)..........      609        743      1,024      1,381      1,663      2,261      2,580      2,074

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.724     0. 512      0.903      0.824      0.769      0.745      0.678      0.501
  End of Period....................    0.911      0.724      0.512      0.903      0.824      0.769      0.745      0.678
  Units Outstanding at End of
    Period (in thousands)..........   13.175     15,939     19,624     25,735     39,206     45,151     55,170     76,438

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.154      0.929      1.498      1.469      1.259      1.156      1.041      0.844
  End of Period....................    1.264      1.154      0.929      1.498      1.469      1.259      1.156      1.041
  Units Outstanding at End of
    Period (in thousands)..........    3,177      4,138      4,067      4,789      5,495      5,103      5,702      5,848

FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.401      1.037      1.765      1.551      1.296      1.194      1.022      0.784
  End of Period....................    1,496      1.401      1.037      1.765      1.551      1.296      1.194      1.022
  Units Outstanding at End of
    Period (in thousands)..........    4,393      5,181      6,468      8,590     11,597     13,063     17,180     24,466

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.857        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,762        N/A        N/A
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.748        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    2,668        N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.947      1.192      1.000
  End of Period....................    0.867      0.947      1.192
  Units Outstanding at End of
    Period (in thousands)..........    6,131      5,654      1,498
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.819        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    1,207        N/A        N/A
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.713      0.854      1.000
  End of Period....................    0.501      0.713      0.854
  Units Outstanding at End of
    Period (in thousands)..........   69,575     59,750     39,455
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.844        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    4,311        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.784        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........   19,374        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)(5A)
Unit Value:
  Beginning of Period..............   0.582      0.488       0.861      0.780      0.724      0.695      0.631      0.505
  End of Period....................   0.663      0.582       0.488      0.861      0.780      0.724      0.695      0.631
  Units Outstanding at End of
    Period (in thousands)..........   7,226      8,576      10,126     12,899     16,500     23.935     33,515     45,341

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)(6A)
Unit Value:
  Beginning of Period..............   0.737      0.583       0.847      0.795      0.700      0.672      0.645      0.523
  End of Period....................   0.796      0.737       0.583      0.847      0.795      0.700      0.672      0.645
  Units Outstanding at End of
    Period (in thousands)..........   5,585      7,125       8,835      9,093     11,112     16,096     23,037     31,971

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)(7A)
Unit Value:
  Beginning of Period..............   1.028      0.817       1.161      1.054      1.016      0.953      0.899      0.714
  End of Period....................   1.067      1.028       0.817      1.161      1.054      1.016      0.953      0.899
  Units Outstanding at End of
    Period (in thousands)..........   3,052      3,481       4,470      5,729      7,843     10,501     14,795     18,782

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)(8, 9A)
Unit Value:
  Beginning of Period..............   0.742      0.598       0.983      0.862      0.811      0.795      0.771      0.625
  End of Period....................   0.858      0.742       0.598      0.983      0.862      0.811      0.795      0.771
  Units Outstanding at End of
    Period (in thousands)..........   1,501      1,813       2,265      3,044      3,685      4,592      5,239      5,538

INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)(10A)
Unit Value:
  Beginning of Period..............   0.867      0.595       1.256      1.258      1.130      1.088      0.996      0.758
  End of Period....................   0.914      0.867       0.595      1.256      1.258      1.130      1.088      0.996
  Units Outstanding at End of
    Period (in thousands)..........   6,505      7,807       8,827     11,894     16,946     43,925     58,754     83,127

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)(11A)
Unit Value:
  Beginning of Period..............   1.098      0.784       1.506      1.382      1.206      1.120      0.986      0.741
  End of Period....................   1,282      1.098       0.784      1.506      1.382      1.206      1.120      0.986
  Units Outstanding at End of
    Period (in thousands)..........     337        423         517        625        756        930      1,348      1,884

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)(5A)
Unit Value:
  Beginning of Period..............    0.663      0.910      1.000
  End of Period....................    0.505      0.663      0.910
  Units Outstanding at End of
    Period (in thousands)..........   64,998     73,596     34,003
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)(6A)
Unit Value:
  Beginning of Period..............    0.761      0.883      1.000
  End of Period....................    0.523      0.761      0.883
  Units Outstanding at End of
    Period (in thousands)..........   44,244     54,115     35,152
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)(7A)
Unit Value:
  Beginning of Period..............    0.959      1.113      1.000
  End of Period....................    0.714      0.959      1.113
  Units Outstanding at End of
    Period (in thousands)..........   23,378     30,205     17,623
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)(8, 9A)
Unit Value:
  Beginning of Period..............    0.859      1.000        N/A
  End of Period....................    0.625      0.859        N/A
  Units Outstanding at End of
    Period (in thousands)..........    6,053      2,783        N/A
INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)(10A)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.758        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........   57,284        N/A        N/A
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)(11A)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.741        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,831        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2010       2009       2008       2007       2006       2005       2004       2003
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)(12A)
Unit Value:
  Beginning of Period..............   0.786       0.575      0.993      0.929      0.875      0.792      0.719      0.591
  End of Period....................     N/A       0.786      0.575      0.993      0.929      0.875      0.792      0.719
  Units Outstanding at End of
    Period (in thousands)..........     N/A       9,066     11,703     15,236     20,104     24,143     28,738     35,925
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............   0.614       0.458      0.773      0.929      0.623      0.608      0.592      0.457
  End of Period....................   0.691       0.614      0.458      0.772      0.929      0.623      0.608      0.592
  Units Outstanding at End of
    Period (in thousands)..........   9,340      10,596     13,232     16,567     20,104     29,575     41,458     55,756
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............   0.789       0.567      1.188      1.101      1.092      1.077      0.956      0.710
  End of Period....................   1.004       0.789      0.567      1.188      1.101      1.092      1.077      0.956
  Units Outstanding at End of
    Period (in thousands)..........     740         732        968      1,315      1,938      3,638      5,322      6,591
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............   1.142       0.711      1.194      1.184      1.064      1.028      0.982      0.747
  End of Period....................   1.530       1.142      0.711      1.194      1.184      1.064      1.028      0.982
  Units Outstanding at End of
    Period (in thousands)..........   2,085       1,848      1,703      1,453      1,689      1,933      2,682      3,162
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............   1.161       1.001      1.308      1.277      1.161      1.148      1.049      0.918
  End of Period....................   1.255       1.161      1.001      1.308      1.277      1.161      1.148      1.049
  Units Outstanding at End of
    Period (in thousands)..........   4,639       5,060      4,968      6,496      8,343     12,045     13,135     13,765
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............   2.140       1.634      2.666      2.121      1.643      1.430      1.118      0.837
  End of Period....................   2.393       2.140      1.634      2.666      2.121      1.643      1.430      1.118
  Units Outstanding at End of
    Period (in thousands)..........   1,427       1,598      2,600      3,043      3,173      3,396      1,985      1,385
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............   0.904       0.754      1.357      1.331      1.218      1.192      1.102      0.897
  End of Period....................   1.004       0.904      0.754      1.357      1.331      1.218      1.192      1.102
  Units Outstanding at End of
    Period (in thousands)..........   1.753       1,978      1,469      2,111      2,466      3,166      3,287      3,284
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............   0.994       0.700      1.307      1.165      1.098      1.062      1.011      0.785
  End of Period....................   1.070       0.994      0.700      1.307      1.165      1.098      1.062      1.011
  Units Outstanding at End of
    Period (in thousands)..........   1,919       2,468      3,769      3,699      5,135      7,117      9,180      9,294

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2002       2001       2000
-----------                          --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
  PORTFOLIO (SERVICE SHARES)(12A)
Unit Value:
  Beginning of Period..............    0.767      0.900      1.000
  End of Period....................    0.591      0.767      0.900
  Units Outstanding at End of
    Period (in thousands)..........   50,358     67,633     40,227
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.633      0.855      1.000
  End of Period....................    0.457      0.633      0.855
  Units Outstanding at End of
    Period (in thousands)..........   86,729    110,027     45,951
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.710        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,341        N/A        N/A
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.747        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    4,210        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.918        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    9,555        N/A        N/A
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.837        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      111        N/A        N/A
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.897        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    1,452        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.785        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    6,290        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT 2009                       2010       2009       2008       2007       2006       2005       2004       2003
----------------                     --------   --------   --------   --------   --------   --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.393      1.015      1.725      1.650      1.427      1.269      1.084      0.770
  End of Period....................    1.589      1.393      1.015      1.725      1.650      1.427      1.269      1.084
  Units Outstanding at End of
    Period (in thousands)..........    3,136      3,772      3,949      5,781      7,116      8,504      8,861      7,989
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.344      0.277      1.313      1.338      1.243      1.237      1.154      0.946
  End of Period....................    0.388      0.344      0.277      1.313      1.338      1.243      1.237      1.154
  Units Outstanding at End of
    Period (in thousands)..........    4,601      4,740      4,093      4,343      5,449      8,482     10,324     12,863
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.995      0.789      1.305      1.271      1.124      1.078      1.003      0.805
  End of Period....................    1.136      0.995      0.789      1.305      1.271      1.124      1.078      1.003
  Units Outstanding at End of
    Period (in thousands)..........      893      1,077      1,336      1,853      2,400      2,754      3,313      3,517
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    2.193      1.279      3.112      2.216      1.660      1.224      1.047      0.673
  End of Period....................    2.498      2.193      1.279      3.112      2.216      1.660      1.224      1.047
  Units Outstanding at End of
    Period (in thousands)..........    5,233      5,782      6,357      7,420      9,249     13,222     15,009     20,713
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.818      1.402      2.308      2.895      2.153      1.902      1.425      1.076
  End of Period....................    2.303      1.818      1.402      2.308      2.895      2.153      1.902      1.425
  Units Outstanding at End of
    Period (in thousands)..........    3,004      3,249      3,753      4,683      6,063      7,306      9,176      8,866
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.501      0.999      1.977      1.774      1.512      1.322      1.179      0.917
  End of Period....................    1.693      1.501      0.999      1.977      1.774      1.512      1.322      1.179
  Units Outstanding at End of
    Period (in thousands)..........   11,311     13,214     15,387     18,966     25,058     26,725     36,671     49,874

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT 2009                       2002       2001       2000
----------------                     --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.770        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    7,708        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.946        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,927        N/A        N/A
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.805        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    3,512        N/A        N/A
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    0.692      0.758      1.000
  End of Period....................    0.673      0.692      0.758
  Units Outstanding at End of
    Period (in thousands)..........   10,104      8,741      6,325
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.067      1.007      1.000
  End of Period....................    1.076      1.067      1.007
  Units Outstanding at End of
    Period (in thousands)..........   11,154      6,162      1,505
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.138      1.485      1.000
  End of Period....................    0.917      1.138      1.485
  Units Outstanding at End of
    Period (in thousands)..........   81,388    115,669     77,533


--------------------------


* Effective November 15, 2010, new payment allocations or transfers cannot be made to this underlying fund.



(1a) Effective April 30, 2011, Goldman Sachs VIT Capital Growth Fund Service Shares was renamed to Goldman Sachs VIT Strategic Growth Fund (Service Shares).



(2a) Effective March 22, 2010, Delaware VIP Growth Opportunities Series Service Class was renamed to Delaware VIP Smid Cap Growth Series (Service Class).



(3a) Effective May 1, 2011, DWS Strategic Value VIP will merge into DWS Large Cap Value VIP.



(4a) Effective May 1, 2011, DWS Technology VIP will merge into DWS Capital Growth VIP.

(5a) Effective April 30, 2010, AIM V.I. Capital Appreciation Fund (Series I Shares) was renamed to Invesco V.I. Capital Appreciation Fund (Series I Shares).



(6a) Effective April 30, 2010, AIM V.I. Core Equity Fund (Series I Shares) was renamed to Invesco V.I. Core Equity Fund (Series I Shares).



(7a) Effective April 30, 2010, AIM V.I. Global Health Care Fund (Series I Shares) was renamed to Invesco V.I. Global Health Care Fund (Series I Shares).



(8a) Effective April 30, 2010, AIM V.I. Large Cap Growth Fund (Series I Shares) was renamed to Invesco V.I. Large Cap Growth Fund (Series I Shares).



(9a) Effective May 1, 2011, Invesco V.I. Large Cap Value Fund will merge into Invesco Van Kampen V.I. Capital Growth Fund.



(10a) Effective April 30, 2010, AIM V.I. Basic Value Fund (Series II Shares) was renamed to Invesco V.I. Basic Value Fund (Series II Shares).



(11a) Effective April 30, 2010, AIM V.I. Capital Development Fund (Series II Shares) was renamed to Invesco V.I. Capital Development Fund (Series II Shares).



(12a) Effective April 30, 2010, Janus Aspen Growth and Income Portfolio (Service Shares) was liquidated.

                                   APPENDIX E
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A.  REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B.  STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C.  ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D.  CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2011. After 2011, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2011 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:


       JOINT RETURNS:  $90,000 - $110,000



       SINGLE TAXPAYERS:  $56,000 - $66,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $169,000 and $179,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2010, depending on the taxpayer's adjusted gross income.


E.  SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F.  SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2011, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G.  TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I.  ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J.  ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).


For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $169,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $107,000 for any other individual. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L.  INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N.  TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O.  EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P.  BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q.  REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R.  ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S.  FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF
                              SEPARATE ACCOUNT VA-K


                   INVESTING IN SHARES OF THE UNDERLYING FUNDS





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES OF SEPARATE ACCOUNT VA-K DATED APRIL 30, 2011 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, STREETADDRESSPO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.


                              DATED APRIL 30, 2011










Commonwealth Annuity Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                         3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE  COMPANY         4

SERVICES                                                                4

UNDERWRITERS                                                            5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION              5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM             6

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                           7

PERFORMANCE INFORMATION                                                 8

FINANCIAL STATEMENTS                                                  F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Goldman Sachs has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner") that it will make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Separate Account VA-K (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. Several Sub-Accounts of the Variable Account are available under the Commonwealth Annuity Advantage contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
--------------------------------------------------------
Goldman Sachs VIT Core Fixed Income Fund

Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund

Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I SHARES)

--------------------------------------------------
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Van Kampen Capital Growth Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES II SHARES)

---------------------------------------------------
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------

AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio

AllianceBernstein VPS Value Portfolio

DELAWARE VIP TRUST
------------------
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
--------------------------------------------
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES I (CLASS A)
-------------------------------
DWS Capital Growth VIP

DWS VARIABLE SERIES II
----------------------
DWS Large Cap Value VIP

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
----------------------------------------
Janus Aspen Janus Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
---------------------------------------------------
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
---------------------------------------------------
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-------------------------------------------
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------
T. Rowe Price International

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place, Topeka, Kansas, 66636.

EXPERTS. The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of Separate Account VA-K of the Company as of December 31, 2010 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION."

                                  UNDERWRITERS

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.



The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Epoch for the years 2008,2009 and 2010 were $2,195,164.30, $1,413,085.58 and $1,154,189.41, respectively. No commissions were retained by Epoch for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2008, 2009 and 2010.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)    Accumulation Unit Value -- Previous Valuation Period                                $1.135000

(2)    Value of Assets -- Beginning of Valuation Period                                   $5,000,000

(3)    Excess of Investment Income and Net Gains Over Capital Losses                          $1,675

(4)    Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)           0.000335

(5)    Annual Charge (one-day equivalent of 1.45% per annum)                                0.000040

(6)    Net Investment Rate (4) - (5)                                                        0.000295


                                       5

(7)    Net Investment Factor 1.000000 + (6)                                                 1.000295

(8)    Accumulation Unit Value -- Current Period (1) x (7)                                 $1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574. The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                          Amount of the withdrawal
      ----------------------------------------------------------------
      Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                             MINIMUM
  CONTRACT              MINIMUM            GUARANTEED
ANNIVERSARY            GUARANTEED            ANNUAL
AT EXERCISE           BENEFIT BASE          INCOME(1)
-----------           ------------         ----------
     10                 $162,889             $12,153
     15                 $207,892             $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

P P(1 + T) TO THE POWER OF (n)         =   ERV

                     Where:     P      =   a hypothetical initial payment to the
                                           Variable Account of $1,000
                                T      =   average annual total return
                                n      =   number of years
                              ERV      =   the ending redeemable value of the
                                           $1,000 payment at the end of the
                                           specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO                       CHARGE AS PERCENTAGE OF NEW
     DATE OF WITHDRAWAL                             PURCHASE PAYMENTS WITHDRAWN*
-----------------------------                       ----------------------------
             0-2                                                 8%
              3                                                  7%
              4                                                  6%
              5                                                  5%
              6                                                  4%
              7                                                  3%
              8                                                  2%
              9                                                  1%
         Thereafter                                              0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge. The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

         P(1 + T)TO THE POWER OF (n)       =        EV

                         Where:   P        =        a hypothetical initial
                                                    payment to the Variable
                                                    Account of $1,000
                                  T        =        average annual total return
                                  n        =        number of years
                                  EV       =        the ending value of the
                                                    $1,000 payment at the end
                                                    of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
             COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS `93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2010

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                              10 YEARS OR
                                                                                FOR YEAR                    SINCE INCEPTION
                                                            SUB-ACCOUNT           ENDED                     OF SUB-ACCOUNT
                                                           INCEPTION DATE       12/31/10      5 YEARS          (IF LESS)
                                                           --------------       ---------     -------       ---------------
Goldman Sachs VIT Core Fixed Income Fund                      01/09/06            -2.10          N/A              2.02
Goldman Sachs VIT Equity Index Fund                           01/09/06             5.03          N/A             -1.25
Goldman Sachs VIT Government Income Fund                      01/09/06            -3.85          N/A              2.72
Goldman Sachs VIT Growth Opportunities Fund                   01/09/06             9.50          N/A              3.86
Goldman Sachs VIT Mid Cap Value Fund                          01/09/06            14.72          N/A              1.21
Goldman Sachs VIT Money Market Fund                           01/09/06            -8.60          N/A             -0.09
Goldman Sachs VIT Strategic Growth Fund                       01/09/06             0.85          N/A             -0.91
Goldman Sachs VIT Strategic International Equity Fund         01/09/06             0.50          N/A             -3.55
Goldman Sachs VIT Structured U.S. Equity Fund                 01/09/06             2.77          N/A             -4.32
AllianceBernstein VPS Growth and Income Portfolio               8/1/00             3.09         -2.68             0.14
AllianceBernstein VPS Large Cap Growth Portfolio                8/1/00             0.38         -1.98            -2.60
AllianceBernstein VPS Small/Mid Cap Value Portfolio             5/1/02            16.75          3.72             6.73
AllianceBernstein VPS Value Portfolio                           5/1/02             1.90         -3.92             0.58
Delaware VIP International Value Equity Series                  5/6/93             1.37         -0.21             3.99
Delaware VIP Smid Cap Growth Series                             8/1/00            26.01          4.54             2.92
DWS Large Cap Value VIP                                         8/1/00            15.47         -7.58             0.12
DWS Capital Growth VIP                                          8/1/00            50.06         -1.79            -8.70
Fidelity VIP Asset Manager(SM) Portfolio                        5/4/94            19.19          1.00             0.65
Fidelity VIP Equity-Income Portfolio                            9/5/91             5.20         -1.70             0.70
Fidelity VIP Growth Portfolio                                   9/5/91            14.09         -0.03            -2.29
Fidelity VIP High Income Portfolio                             9/24/91             4.07          4.57             4.64
Fidelity VIP Overseas Portfolio                                 9/5/91             3.37         -0.33             1.50
Fidelity VIP Contrafund(R)  Portfolio                           5/1/01             7.22          1.03             4.50
Fidelity VIP Growth Opportunities Portfolio                     8/1/00            13.68         -1.57            -1.05
Fidelity VIP Mid Cap Portfolio                                  5/1/02             18.7          4.69             9.36
Fidelity VIP Value Strategies Portfolio                         5/1/02            16.50          0.98             4.26
FT VIP Franklin Growth and Income Securities Fund               8/1/00             6.98         -0.91             0.01
FT VIP Franklin Large Cap Growth Securities Fund                5/1/02             2.05         -0.18             1.28
FT VIP Franklin Small-Mid Cap Growth Securities Fund            8/1/00            17.72          2.49             0.59
FT VIP Mutual Shares Securities Fund                            5/1/02             1.69         -0.85             2.65
FT VIP Templeton Foreign Securities Fund                        5/1/02            -0.87          2.00             4.67
Invesco V.I. Capital Appreciation Fund                        08/01/00             5.76         -2.72            -3.19
Invesco V.I. Core Equity Fund                                 08/01/00             0.17          1.65            -1.08
Invesco V.I. Global Health Care Fund                          08/01/00            -3.73          0.03            -0.46
Invesco V.I. Van Kampen Capital Growth Fund                   05/01/01             7.55          0.19            -1.58
Invesco V.I. Basic Value Fund                                 05/01/02            -2.21         -5.06            -1.16
Invesco V.I. Capital Development Fund                         05/01/02             8.75          0.29             2.81
Janus Aspen Janus Portfolio                                     8/1/00             4.55          1.09            -2.18
MFS(R)Mid Cap Growth Series                                     5/1/02            19.33         -2.56            -0.05
MFS(R)New Discovery Series                                      5/1/02            25.97          6.77             4.95
MFS(R)Total Return Series                                       5/1/02             0.26          0.64             2.55
MFS(R)Utilities Series                                          5/1/02             3.86          7.06            10.54
Oppenheimer Balanced Fund/VA                                    5/1/02             3.05         -4.68            -0.06
Oppenheimer Capital Appreciation Fund/VA                        5/1/02            -0.19         -1.43             0.67
Oppenheimer Global Securities Fund/VA                           5/1/02             6.02          1.23             5.41
Oppenheimer High Income Fund/VA                                 5/1/02             4.77        -21.52           -10.45

                                       11

Oppenheimer Main Street Fund(R)/VA                              5/1/02             6.15         -0.70             1.38
Pioneer Emerging Markets VCT Portfolio                          8/1/00             5.92          7.78            12.65
Pioneer Real Estate Shares VCT Portfolio                        8/1/00            18.66          0.42             8.62
T. Rowe Price International Stock Portfolio                     5/1/95             4.70          1.25             1.20


                                    TABLE 1B

                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2010

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)

                                                                                                              10 YEARS OR
                                                                                FOR YEAR                    SINCE INCEPTION
                                                             SUB-ACCOUNT          ENDED                     OF SUB-ACCOUNT
                                                           INCEPTION DATE       12/31/10      5 YEARS          (IF LESS)
                                                           --------------       ---------     -------       ---------------
Goldman Sachs VIT Core Fixed Income Fund                      01/09/06             5.62          N/A              3.05
Goldman Sachs VIT Equity Index Fund                           01/09/06            13.26          N/A             -0.08
Goldman Sachs VIT Government Income Fund                      01/09/06             3.67          N/A              3.67
Goldman Sachs VIT Growth Opportunities Fund                   01/09/06            17.63          N/A              4.86
Goldman Sachs VIT Mid Cap Value Fund                          01/09/06            22.89          N/A              2.32
Goldman Sachs VIT Money Market Fund                           01/09/06            -1.45          N/A              0.90
Goldman Sachs VIT Strategic Growth Fund                       01/09/06             8.90          N/A              0.25
Goldman Sachs VIT Strategic International Equity Fund         01/09/06             8.49          N/A             -2.44
Goldman Sachs VIT Structured U.S. Equity Fund                 01/09/06            10.97          N/A             -3.17
AllianceBernstein VPS Growth and Income Portfolio               8/1/00            11.16         -1.70             0.21
AllianceBernstein VPS Large Cap Growth Portfolio                8/1/00             8.24         -1.00            -2.52
AllianceBernstein VPS Small/Mid Cap Value Portfolio             5/1/02            24.75          4.57             6.80
AllianceBernstein VPS Value Portfolio                           5/1/02             9.80         -3.02             0.68
Delaware VIP International Value Equity Series                  5/6/93             9.32          0.79             4.06
Delaware VIP Smid Cap Growth Series                             8/1/00            34.02          5.38             2.94
DWS Large Cap Value VIP                                         8/1/00            10.89         -4.47            -0.80
DWS Capital Growth VIP                                          8/1/00            16.94          1.85            -3.67
Fidelity VIP Asset Manager(SM) Portfolio                        5/4/94            12.61          3.92             2.47
Fidelity VIP Equity-Income Portfolio                            9/5/91            13.48         -0.50             0.97
Fidelity VIP Growth Portfolio                                   9/5/91            22.37          1.20            -1.90
Fidelity VIP High Income Portfolio                             9/24/91            12.17          5.49             4.74
Fidelity VIP Overseas Portfolio                                 9/5/91            11.48          0.70             1.61
Fidelity VIP Contrafund(R) Portfolio                            5/1/01            15.23          1.98             4.51
Fidelity VIP Growth Opportunities Portfolio                     8/1/00            21.68         -0.66            -1.05
Fidelity VIP Mid Cap Portfolio                                  5/1/02            26.71          5.51             9.42
Fidelity VIP Value Strategies Portfolio                         5/1/02            24.51          1.92             4.34
FT VIP Franklin Growth and Income Securities Fund               8/1/00            14.99          0.02             0.02
FT VIP Franklin Large Cap Growth Securities Fund                5/1/02             9.97          0.75             1.39
FT VIP Franklin Small-Mid Cap Growth Securities Fund            8/1/00            25.77          3.44             0.65
FT VIP Mutual Shares Securities Fund                            5/1/02             9.58          0.07             2.74
FT VIP Templeton Foreign Securities Fund                        5/1/02             6.84          2.92             4.76
Invesco V.I. Capital Appreciation Fund                          8/1/00            13.81         -1.76            -3.12
Invesco V.I. Core Equity Fund                                   8/1/00             7.97          2.61            -1.04
Invesco V.I. Global Health Care Fund                            8/1/00             3.77          0.98            -0.43
Invesco V.I. Large Cap Growth Fund                              5/1/01            15.56          1.13            -1.58
Invesco V.I. Basic Value Fund                                   5/1/02             5.39         -4.16            -1.03
Invesco V.I. Capital Development Fund                           5/1/02            16.75          1.22             2.90
Janus Aspen Janus Portfolio                                     8/1/00            12.60          2.08            -2.11
MFS(R)Mid Cap Growth Series                                     5/1/02            27.33         -1.66             0.05
MFS(R)New Discovery Series                                      5/1/02            33.97          7.53             5.03
MFS(R)Total Return Series                                       5/1/02             8.04          1.57             2.65
MFS(R)Utilities Series                                          5/1/02            11.86          7.81            10.59
Oppenheimer Balanced Fund/VA                                    5/1/02            11.04         -3.80             0.04

                                       12

Oppenheimer Capital Appreciation Fund/VA                        5/1/02             7.56         -0.52             0.78
Oppenheimer Global Securities Fund/VA                           5/1/02            14.03          2.17             5.49
Oppenheimer High Income Fund/VA                                 5/1/02            12.78        -20.78           -10.35
Oppenheimer Main Street Fund(R)/VA                              5/1/02            14.15          0.22             1.48
Pioneer Emerging Markets VCT Portfolio                          8/1/00            13.93          8.52            12.66
Pioneer Real Estate Shares VCT Portfolio                        8/1/00            26.68          1.36             8.62
T. Rowe Price International Stock Portfolio                     5/1/95            12.80          2.28             1.32


YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs Money Market Sub-Account for the seven-day period ended December 31, 2010:

      Yield                        -1.45%
      Effective Yield              -1.44%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Goldman Sachs Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

      Effective Yield = [ (base period return + 1) TO THE POWER OF (365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account VA-K.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2010 and December 31,2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 21, 2011

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                             2010        2009
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,647.6
         and $2,797.8 in 2010 and 2009, respectively)                                 $ 2,844.3   $ 2,954.4
      Trading fixed maturities at fair value (amortized cost of $491.2 and $397.2 in
         2010 and 2009, respectively)                                                     526.4       424.5
      Equity securities at fair value (cost of $0.1 in 2010 and 2009, respectively)         0.1         0.1
      Policy loans                                                                        306.4       320.3
                                                                                      ---------   ---------
         Total investments                                                              3,677.2     3,699.3
                                                                                      ---------   ---------
   Cash and cash equivalents                                                              251.4       300.2
   Accrued investment income                                                               41.7        41.1
   Premiums, accounts and notes receivable, net                                             2.0         2.7
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums
      and modified coinsurance                                                          4,725.0     4,824.1
   Value of business acquired                                                              27.3        30.3
   Deferred policy acquisition costs                                                      207.1       243.3
   Deferred federal income taxes                                                           80.4       137.9
   Derivative instruments receivable                                                      115.0       149.3
   Other assets                                                                            31.0        20.5
   Separate account assets                                                              4,023.6     4,186.5
                                                                                      ---------   ---------
         Total assets                                                                 $13,181.7   $13,635.2
                                                                                      =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $585.3 and
         $579.0 in 2010 and 2009, respectively)                                       $ 5,476.9   $ 5,870.2
      Outstanding claims and losses (includes liabilities with a fair value of $5.8
         and $6.5 in 2010 and 2009, respectively)                                          88.6       101.7
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $97.2 and $98.6 in 2010 and
         2009, respectively)                                                              234.7       282.5
                                                                                      ---------   ---------
         Total policy liabilities and accruals                                          5,800.2     6,254.4
                                                                                      ---------   ---------
   Derivative instruments payable                                                          98.0       137.4
   Collateral on derivative instruments                                                    11.6        53.6
   Securities sold under agreements to repurchase                                          89.6          --
   Dividend payable to shareholder                                                        250.0          --
   Accrued expenses and other liabilities                                                  69.5        83.5
   Reinsurance payable                                                                  1,964.0     1,941.5
   Separate account liabilities                                                         4,023.6     4,186.5
                                                                                      ---------   ---------
         Total liabilities                                                            $12,306.5   $12,657.0
                                                                                      ---------   ---------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                 $     2.5   $     2.5
   Additional paid-in capital                                                             716.9       716.9
   Accumulated other comprehensive income                                                  94.2        66.6
   Retained earnings                                                                       61.6       192.2
                                                                                      ---------   ---------
         Total shareholder's equity                                                       875.2       978.2
                                                                                      ---------   ---------
         Total liabilities and shareholder's equity                                   $13,181.7   $13,635.2
                                                                                      =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                        2010     2009     2008
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                            $ 51.0   $ 48.5   $   --
   Universal life and investment product policy fees                    193.3    234.7    189.6
   Net investment income                                                191.4    323.3    125.6
   Net realized investment gains/(losses)
      Total other-than-temporary impairment ("OTTI") losses                --    (10.0)   (42.0)
      OTTI losses recognized in other comprehensive income                 --     (2.6)      --
                                                                       ------------------------
      Net OTTI losses recognized in earnings                               --     (7.4)   (42.0)
      Net realized capital gains/(losses), excluding net OTTI losses
      recognized in earnings                                             91.0     30.0     (7.6)
                                                                       ------------------------
   Total net realized investment gains/(losses)                          91.0     22.6    (49.6)
   Other income                                                          33.6      7.1     21.6
                                                                       ------------------------
      Total revenues                                                    560.3    636.2    287.2
                                                                       ------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses         259.1    346.5    297.1
   Policy acquisition expenses                                           64.5     96.8    106.9
   (Gains)/losses on derivative instruments                              (4.9)    27.5   (175.6)
   Other operating expenses                                              79.7     67.6     59.5
                                                                       ------------------------
      Total benefits, losses and expenses                               398.4    538.4    287.9
                                                                       ------------------------
      Income/(loss) before federal income taxes                         161.9     97.8     (0.7)
                                                                       ------------------------

FEDERAL INCOME TAX EXPENSE
                                                                       ------------------------
      Total federal income tax expense                                   42.7      6.3     10.8
                                                                       ------------------------

Net income/(loss)                                                      $119.2   $ 91.5   $(11.5)
                                                                       ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                           ADDITIONAL   ACCUMULATED OTHER                  TOTAL
                                  COMMON     PAID-IN      COMPREHENSIVE     RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL      INCOME/(LOSS)     EARNINGS      EQUITY
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2008         $2.5      $416.9          $ (3.2)        $ 161.2       $577.4
                                   =============================================================

Net loss                                                                      (11.5)       (11.5)
Other comprehensive income -
Net unrealized losses                                         (21.8)                       (21.8)
Capital contribution                           50.0                                         50.0
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9          $(25.0)        $ 149.7       $594.1
                                   =============================================================

Net income                                                                     91.5         91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                  (7.9)           11.0          3.1
Other comprehensive income -
Net unrealized gains                                           99.5                         99.5
Capital contribution                          250.0                                        250.0
Dividend to shareholder                                                       (60.0)       (60.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9          $ 66.6         $ 192.2       $978.2
                                   =============================================================

Net income                                                                    119.2        119.2
Other comprehensive income -
Net unrealized gains                                           27.6             0.2         27.8
Dividend to shareholder                                                      (250.0)      (250.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9          $ 94.2         $  61.6       $875.2
                                   =============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2010     2009     2008
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Net income/(loss)                                                $119.2   $ 91.5   $(11.5)
                                                                 ------------------------

Other comprehensive income/(loss):
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period            42.5    153.1    (33.5)
      (Expense)/benefit for deferred federal income taxes         (14.9)   (53.6)    11.7
                                                                 ------------------------
   Total available-for-sales securities                            27.6     99.5    (21.8)
                                                                 ------------------------
Comprehensive income/(loss)                                      $146.8   $191.0   $(33.3)
                                                                 ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2010        2009        2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                              $   119.2   $    91.5   $   (11.5)
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                (7.8)      (27.5)         --
      Net realized investment (gains)/losses                                          (91.0)      (22.6)       49.6
      Non cash derivative activity                                                     29.8        27.4      (172.6)
      Net accretion and amortization on investments                                   (68.5)      (56.6)       (1.1)
      Net amortization and depreciation                                                64.8       100.7       107.5
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                               0.9         0.8          --
      Deferred federal income taxes                                                    42.7         6.3        10.8
      Change in deferred policy acquisition costs                                        --        (4.1)       13.8
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                       23.2         7.7         4.1
      Change in accrued investment income                                              (0.6)       (5.3)       (1.0)
      Change in policy liabilities and accruals, net                                 (430.2)     (372.2)      622.5
      Change in reinsurance receivable and modified coinsurance                        99.1       109.6      (502.6)
      Change in accrued expenses and other liabilities                                (14.4)      (64.1)       (9.9)
      Other, net                                                                      (52.8)       57.6        11.5
                                                                                  ---------------------------------
      Net cash (used in)/provided by operating activities                            (285.6)     (150.8)      121.1
                                                                                  ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                1,776.9     1,509.7     1,511.5
      Proceeds from maturities of available-for-sale fixed maturities                  45.4       519.6        39.3
      Proceeds from disposals of trading fixed maturities                             108.8        68.0          --
      Proceeds from maturities of trading fixed maturities                              4.8        49.1          --
      Proceeds from other investments                                                 364.2       349.8       271.9
      Business acquisitions, net of cash acquired                                        --         7.2          --
      Purchase of available-for-sale fixed maturities                              (1,515.5)   (2,239.5)   (1,580.2)
      Purchase of trading fixed maturities                                           (200.7)      (60.5)         --
      Purchase of other investments                                                  (389.1)     (288.4)     (212.9)
                                                                                  ---------------------------------
      Net cash provided by/(used in) investing activities                             194.8       (85.0)       29.6
                                                                                  ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                            (101.2)         --          --
      Proceeds from issuance of repurchase agreements                                 190.6          --          --
      (Withdrawals from)/deposits in contractholder deposit funds                     (46.6)       69.5        19.3
      Withdrawals from trust instruments supported by funding obligations              (0.8)       (0.9)         --
      Capital contribution                                                               --       250.0        50.0
      Dividend to shareholder                                                            --       (60.0)         --
                                                                                  ---------------------------------
      Net cash provided by financing activities                                        42.0       258.6        69.3
                                                                                  ---------------------------------
      Net change in cash and cash equivalents                                         (48.8)       22.8       220.0
      Cash and cash equivalents, beginning of period                                  300.2       277.4        57.4
                                                                                  ---------------------------------
      Cash and cash equivalents, end of period                                    $   251.4   $   300.2   $   277.4
                                                                                  =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, The Hanover Insurance Group, Inc. ("THG") sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets was also transferred as part of this agreement.

The FAFLIC transaction was accounted for using the purchase method of accounting under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to FAFLIC's financial statements accordingly. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at fair value at the date of purchase. See Note 4 for further information about the purchase accounting balance sheet.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2010, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, a Guaranteed Investment Contract ("GIC"), variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value in accordance with ASC 820. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 7-9 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations; asset backed, commercial and residential mortgage backed securities ("structured securities"); investment-grade corporate bonds; money market securities; state, municipal and provincial obligations; mutual funds held in separate accounts and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value or amounts that approximate fair value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. FINANCIAL INSTRUMENTS (CONTINUED)

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Operations. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized although thresholds may vary by CSA.

     B. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that, it will be required to sell, an impaired security prior to recovery of its cost basis the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive loss.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS (CONTINUED)

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell before recovery of amortized cost.

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in an overnight tri-party reverse repurchase agreement, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of this is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, that are related directly to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. See Note 15 for further information about deferred policy acquisition costs.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For reported claims, the Company values reinsurance recoverable at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2010 and 2009, respectively. See Note 14 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE (CONTINUED)

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

     G. VOBA

VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment income, and mortality net of reinsurance ceded and expense margins and actual realized gain
(loss) on investments. Contract lives for variable universal life policies are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized to reduce the carrying value of the insurance liability to fair value. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants' assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 13 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.25 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See Note 6 for further information about liabilities for minimum guarantees.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 16 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     J. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 15 and Note 6 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block ("Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. CLOSED BLOCK (CONTINUED)

Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movements. See Note 10 for further information about Closed Block.

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of operations or cash flows.

HOW INVESTMENTS HELD THROUGH SEPARATE ACCOUNTS AFFECT AN INSURER'S CONSOLIDATION ANALYSIS OF THOSE INVESTMENTS (ASC 810 AND 944). In April 2010, the FASB issued amended accounting principles codified as ASU No. 2010-15, "How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments," which clarifies that an insurance entity should not generally consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. In addition, the guidance clarifies that an insurer can retain the separate account's specialized industry accounting for consolidation, and would not have to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010 and adoption will not have an effect on the Company's financial condition, results of operations or cash flows.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosures were effective for the Company in 2010, while others are effective for financial statements issued for reporting periods beginning after December 15, 2010. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not and will not have an impact on the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE'S") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard, which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Negative VOBA of $41.7 million was recorded to reduce the carrying value of the insurance liability to fair value and is included within other liabilities at fair value reported below. No goodwill was recorded on acquisition. $2.7 million was recorded as intangible assets for state licenses acquired and are included within other assets at fair value reported below.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

FAIR VALUE (IN MILLIONS)          JANUARY 2, 2009
-------------------------------------------------
Assets:
Total investments at fair value       $1,029.3
Cash and cash equivalents                113.0
Other assets at fair value               410.2
Separate account assets                  263.4
                                      --------
   Total assets acquired               1,815.9
Liabilities:
Policyholder account balances          1,325.8
Other liabilities at fair value          120.9
Separate account liabilities             263.4
                                      --------
   Total liabilities assumed           1,710.1

Total purchase price                  $  105.8
                                      ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to MetLife in connection with the transaction.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of the life insurance subsidiaries of Universal American Corporation ("UAC"). Subsequently, on October 29, 2010, December 8, 2010 and December 23, 2010, the Company assigned all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene Life Re, Ltd ("Athene"), a Bermuda domiciled reinsurance company. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to UAC and its life insurance subsidiary American Progressive Life and Health Insurance Company of New York ("American Progressive"). See Note 14 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln National, thereby reducing mortality exposure for the Company. See Note 14 for further information on reinsurance.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a Guaranteed Investment Contract. As a result of the transaction, FAFLIC became a wholly- owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 for further information on purchase accounting.

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2010      2009
---------------------------------------------------
(IN MILLIONS)
Beginning balance                  $239.4   $ 315.0
Provision for GMDB:
   GMDB expense incurred             39.8      40.3
   Volatility (1)                    14.9     (19.0)
                                   ----------------
                                     54.7      21.3
Claims, net of reinsurance:
   Claims from policyholders        (70.4)   (102.3)
   Claims ceded to reinsurers        64.0      99.3
                                   ----------------
                                     (6.4)     (3.0)
GMDB reinsurance premium            (71.0)    (93.9)
                                   ----------------
Ending balance                     $216.7   $ 239.4
                                   ================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2010 and 2009.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2010, volatility assumptions range from 23% to 42%, varying by equity fund type and duration; 6% for bond funds; and 1% for money market funds. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2011 and 2012 are approximately 11% and 10%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2010       2009
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,732   $  2,762
   Net amount at risk                                    $     22   $     44
   Average attained age of contractholders                     63         62
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    756   $    807
   Net amount at risk                                    $     90   $    162
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     45   $     49
   Net amount at risk                                    $     24   $     29
   Average attained age of contractholders                     79         79
Higher of ratchet or roll-up
   Account value                                         $  2,706   $  2,821
   Net amount at risk                                    $  1,326   $  1,638
   Average attained age of contractholders                     75         74
Total of guaranteed benefits categorized above
   Account value                                         $  6,239   $  6,439
   Net amount at risk                                    $  1,462   $  1,873
   Average attained age of contractholders
      (weighted by account value)                              69         68
Number of contractholders                                 146,931    162,403

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. The GMIB liability at December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million for the year ended December 31, 2009. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,   2010   2009
----------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $ --   $0.5
Acquisition expenses deferred       0.3    0.3
Reinsurance treaty impacts         (0.3)  (0.8)
                                   -----------
Balance at end of year             $ --   $ --
                                   ===========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See
Note 14 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2010         2009
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     23.8   $     31.0
Range of guaranteed minimum return rates    2.8 - 5.7%   2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2010    2009
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $28.7   $28.8
   Cash and cash equivalents     5.6    10.4
                               -------------
Total                          $34.3   $39.2
                               =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                               COST (1)      GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                --------     ------       ------     --------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                ========     ======       ======     ========
Equity securities                               $    0.1     $   --       $   --     $    0.1
                                                ========     ======       ======     ========

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     OTTI        FAIR
DECEMBER 31, 2009                               COST (1)      GAINS       LOSSES     LOSSES(2)     VALUE
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                       $  729.7      $  5.6       $(34.3)      $  --     $  701.0
States and political subdivisions                 162.2         4.5         (1.6)         --        165.1
Foreign governments                                32.5         0.7         (0.2)         --         33.0
Corporate fixed maturities                      1,192.3        99.5         (2.8)         --      1,289.0
Structured securities                             681.1        97.1         (8.7)       (3.2)       766.3
                                               ----------------------------------------------------------
Total available-for-sale fixed maturities      $2,797.8      $207.4       $(47.6)       (3.2)    $2,954.4
                                               ==========================================================
Equity securities                              $    0.1      $   --       $   --       $  --     $    0.1
                                               ==========================================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

(2) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.

At December 31, 2010 and 2009, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $70.2 million and $76.1 million, and $97.3 million and $79.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2010 and 2009, cash and fixed maturities held as collateral were $15.4 million and $55.7 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their ultimate maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                                             DECEMBER 31,
                                         DECEMBER 31, 2010       2010
                                          AMORTIZED COST      FAIR VALUE
-------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                       $   32.7         $   33.4
Due after one year through five years            169.6            185.1
Due after five years through ten years           580.7            629.5
Due after ten years                            1,864.6          1,996.3
                                              -------------------------
Total                                         $2,647.6         $2,844.3
                                              =========================

     B. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer. The reinsurance contract represents a hybrid instrument that is bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2010
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======

   Fair value included within total liabilities                                $98.0
                                                                               =====

As of December 2009
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 24.5        $   --        5,920
   Foreign currency swap                                            2.1            --            1
   GMDB product derivatives                                        63.4            --      240,642
   Credit                                                            --           2.2            4
   Embedded derivatives under modified coinsurance contracts       59.3         135.2            2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $149.3        $137.4      246,569
                                                                 =================================

   Fair value included within total assets                       $149.3
                                                                 ======

   Fair value included within total liabilities                                $137.4
                                                                               ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $(4.4)
Foreign currency swap                 (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives              (Gains)/losses on derivative instruments          (65.5)
Credit default swaps                  (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under modified
   coinsurance contacts               (Gains)/losses on derivative instruments
                                                                                         72.6
                                                                                        -----
TOTAL GAIN                                                                              $ 0.5
                                                                                        =====

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments             (6.9)
Embedded derivatives under modified
   coinsurance contacts               Losses/(gains) on derivative instruments            115.6
                                                                                        -------
Total loss                                                                              $ (25.1)
                                                                                        =======

     C. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities, equity securities and other securities included in accumulated other comprehensive income are summarized as follows:

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
------------------------------------------------------------------------------------------
(IN MILLIONS)
2010
Net appreciation, beginning of year                      $66.6            $--        $66.6
                                                         ---------------------------------
   Net appreciation on available-for-sale securities      39.9             --         39.9
   Net effect on value of business acquired,
      and on policy liabilities                            2.6             --          2.6
   Provision for deferred federal income taxes           (14.9)            --        (14.9)
                                                         ---------------------------------
                                                          27.6             --         27.6
                                                         ---------------------------------
Net appreciation, end of year                            $94.2            $--        $94.2
                                                         =================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     C. UNREALIZED GAINS AND LOSSES (CONTINUED)

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                      $ (8.3)        $(16.7)      $(25.0)
                                                         ----------------------------------
   Cumulative effect of change in accounting
      principle, net of income tax                         (7.9)            --         (7.9)
                                                         ----------------------------------
   Net appreciation on available-for-sale securities      199.2           25.4        224.6
   Net effect on value of business acquired, and on
      policy liabilities                                  (71.5)            --        (71.5)
   Provision for deferred federal income taxes            (44.9)          (8.7)       (53.6)
                                                         ----------------------------------
                                                           82.8           16.7         99.5
                                                         ----------------------------------
Net appreciation, end of year                            $ 66.6         $   --       $ 66.6
                                                         ==================================

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2008
Net appreciation/(depreciation), beginning of year       $  0.4         $ (3.6)      $ (3.2)
                                                         ----------------------------------
   Net depreciation on available-for-sale securities      (28.8)         (20.1)       (48.9)
   Net effect on value of business acquired,
      and on policy liabilities                            15.4             --         15.4
   Benefit for deferred federal income taxes                4.7            7.0         11.7
                                                         ----------------------------------
                                                           (8.7)         (13.1)       (21.8)
                                                         ----------------------------------
Net depreciation, end of year                            $ (8.3)        $(16.7)      $(25.0)
                                                         ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2010 and 2009, respectively for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                        2010    2009
                                                                       -------------
BALANCE AT BEGINNING OF YEAR                                           $ 5.0   $  --

Credit loss component of OTTI loss not reclassified to other
comprehensive income in the cumulative effect transition adjustment       --    10.3

Additions:
Initial impairments - credit loss OTTI recognized on securities  not
   previously impaired                                                    --     0.5
Additional impairments - credit loss OTTI recognized on securities
   previously impaired                                                    --     0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
   period of securities previously credit loss OTTI impaired            (1.3)   (6.0)
                                                                       -------------
BALANCE AT END OF YEAR                                                 $ 3.7   $ 5.0
                                                                       =============

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0           69
   Greater than 12 months                           9.2        43.8            7
                                                  ------------------------------
Total investment grade fixed maturities           $25.7      $456.8           76
                                                  ------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6           16
   Greater than 12 months                           3.6        17.5           10
                                                  ------------------------------
Total below-investment-grade fixed maturities       6.0        91.1           26
                                                  ------------------------------
Total fixed maturities                            $31.7      $547.9          102
                                                  ==============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2009                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $41.9      $754.4            78
   Greater than 12 months                           1.5        35.2            15
                                                  -------------------------------
Total investment grade fixed maturities           $43.4      $789.6            93
                                                  -------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 4.7      $ 59.7            17
   Greater than 12 months                           2.7        12.4             3
                                                  -------------------------------
Total below-investment-grade fixed maturities       7.4        72.1            20
                                                  -------------------------------
Total fixed maturities                            $50.8      $861.7           113
                                                  ===============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

     F. VARIABLE INTEREST ENTITY

During 2010, the Company, through its subsidiary FAFLIC, held a GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. There was one medium term note outstanding as of December 31, 2010 and December 31, 2009 for $16.0 million and $16.6 million respectively with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

     G. OTHER

As of December 31, 2010 and 2009, the Company's only investment at fair value that exceeded 10% of shareholder's equity was in U.S. Treasuries for $369.7 million and $497.0 million, respectively.

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2010     2009     2008
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                   $ 227.6   $206.5   $ 53.4
Fixed maturities - change in fair value on trading securities      7.8     27.5       --
Equity securities                                                   --      3.9      8.0
Policy loans                                                      21.7     19.4      5.2
Modco interest income                                             70.3     68.7     62.7
Short-term investments and miscellaneous (loss) / income          (7.1)     2.7     (0.5)
                                                               -------------------------
   Gross investment income                                       320.3    328.7    128.8
Less modco interest expense                                     (122.6)      --       --
Less investment expenses                                          (6.3)    (5.4)    (3.2)
                                                               -------------------------
Net investment income                                          $ 191.4   $323.3   $125.6
                                                               =========================

The Company had no fixed maturities on non-accrual status at December 31, 2010, 2009 or 2008. The Company had no fixed maturities which were non-income producing at December 31, 2010, 2009 or 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010    2009    2008
---------------------------------------------------------------
(In millions)
Available-for-sale fixed maturities      $94.2   $22.5   $(38.0)
Trading fixed maturities                   1.1     7.3       --
Equity securities                           --    (9.7)   (14.5)
Other investments                         (4.3)    2.5      2.9
                                         ----------------------
Net realized investment gains/(losses)   $91.0   $22.6   $(49.6)
                                         ======================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                      VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,        SALES       GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

2008
Fixed maturities                      $1,550.8     $ 12.6    $50.6

The Company recognized other-than-temporary impairments on fixed maturities of $0.0 million and $7.4 million in 2010 and 2009, respectively. There were no other-than-temporary impairments on equity securities in 2010 and 2009, respectively. In 2008, the Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and other-than-temporary impairments on equity securities of $14.5 million.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                        2010    2009     2008
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
   (expense)/benefit of $(47.9), $(58.2) and $30.2 million in 2010, 2009 and 2008,
   respectively)                                                                       $88.8   $108.0   $(56.1)

Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $33.0, $4.5 and $(18.5) million in 2010, 2009 and
   2008, respectively)                                                                  61.2      8.5    (34.3)
                                                                                       -----------------------
Total available-for-sale securities                                                     27.6     99.5    (21.8)
                                                                                       -----------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities            $27.6   $ 99.5   $(21.8)
                                                                                       =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access to at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 31, 2010 and 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2010 (IN MILLIONS)                       LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                         $  367.4   $   98.8    $  --    $  466.2
   States and political subdivisions                       --      295.6       --       295.6
   Foreign governments                                    2.0         --       --         2.0
   Corporate fixed maturities                              --    1,080.4      0.3     1,080.7
   Structured securities                                   --      999.8       --       999.8
                                                     ----------------------------------------
       Total available-for-sale fixed maturities        369.4    2,474.6      0.3     2,844.3
                                                     ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                              2.3        2.7       --         5.0
   States and political subdivisions                       --       29.2       --        29.2
   Corporate fixed maturities                              --      302.4       --       302.4
   Structured securities                                   --      189.8       --       189.8
                                                     ----------------------------------------
       Total trading fixed maturities                     2.3      524.1       --       526.4
                                                     ----------------------------------------
   Equity securities                                      0.1         --       --         0.1
Derivative instruments receivable
   Interest rate contracts                                 --       11.5       --        11.5
   Foreign currency contracts                              --        1.6       --         1.6
   Equity market contracts                               30.5       11.2      1.2        42.9
   Embedded derivative within asset host contract          --         --     59.0        59.0
                                                     ----------------------------------------
       Total derivative instruments receivable           30.5       24.3     60.2       115.0
                                                     ----------------------------------------
   Separate account assets                            4,023.6         --       --     4,023.6
                                                     ----------------------------------------
   Total assets at fair value                        $4,425.9   $3,023.0    $60.5    $7,509.4
                                                     ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
-----------------------------------------------------------------------------------------------
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                     $--       $0.6      $  0.5    $  1.1
      Embedded derivative within liability host contract    --         --        96.9      96.9
                                                           ------------------------------------
      Total derivative instruments payable                  --        0.6        97.4      98.0
                                                           ------------------------------------
      Closed Block policy liabilities                       --         --       688.3     688.3
                                                           ------------------------------------
      Total liabilities at fair value                      $--       $0.6      $785.7    $786.3
                                                           ====================================

DECEMBER 31, 2009 (IN MILLIONS)                    LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                       $  483.9   $  217.1    $   --   $  701.0
   States and political subdivisions                    --      165.1        --      165.1
   Foreign governments                                13.7       19.3        --       33.0
   Corporate fixed maturities                           --    1,288.7       0.3    1,289.0
   Structured securities                                --      723.7      42.6      766.3
                                                  ----------------------------------------
      Total available-for-sale fixed maturities      497.6    2,413.9      42.9    2,954.4
                                                  ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                           13.0        2.7        --       15.7
   States and political subdivisions                    --       27.9        --       27.9
   Corporate fixed maturities                           --      222.7        --      222.7
   Structured securities                                --      158.2        --      158.2
                                                  ----------------------------------------
      Total trading fixed maturities                  13.0      411.5        --      424.5
                                                  ----------------------------------------
   Equity securities                                   0.1         --        --        0.1
   Derivative instruments receivable                  24.5       63.4      61.4      149.3
   Separate account assets                         4,186.5         --        --    4,186.5
                                                  ----------------------------------------
   Total assets at fair value                     $4,697.2   $2,913.3    $104.3   $7,714.8
                                                  ========================================
Financial Liabilities
   Derivative instruments payable                 $     --   $    2.2    $135.2   $  137.4
   Closed Block policy liabilities                      --         --     684.1      684.1
                                                  ----------------------------------------
   Total liabilities at fair value                $     --   $    2.2    $819.3   $  821.5
                                                  ========================================

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level
2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

STRUCTURED SECURITIES. In 2009, certain structured securities were valued using the market approach. Valuation was based primarily on matrix pricing or other similar techniques that utilized inputs that were unobservable. At December 31, 2010, these securities were valued using observable inputs and, accordingly, are included in level 2.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Accordingly, the tables do not include gains or losses that were reported in level 3 in prior periods for financial instruments that were transferred out of level 3 prior to the end of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2010 and 2009. The tables reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2010 and December 31, 2009.

                                                                     NET
                                                                  UNREALIZED
                                                                    GAINS/
                                                                   (LOSSES)
                                                                 RELATING TO        NET          NET
                                                        NET      INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF    GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2010                  YEAR       (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $  0.3       $   --       $   --          $  --       $   --      $  0.3
   Structured securities                   42.6           --           --             --        (42.6)         --
   Derivative contracts
      Foreign currency                      2.1           --           --             --         (2.1)         --
      Equity market                          --         (0.7)          --            1.9           --         1.2
      Embedded derivative                  59.3           --         (0.3)            --           --        59.0
                                         ------------------------------------------------------------------------
   Total derivative contracts              61.4         (0.7)        (0.3)           1.9         (2.1)       60.2
                                         ------------------------------------------------------------------------
Total assets                             $104.3       $ (0.7)      $ (0.3)         $ 1.9       $(44.7)     $ 60.5
                                         ========================================================================

Financial Liabilities
Closed Block policy liabilities          $684.1       $   --       $   --          $ 4.2(1)    $   --      $688.3
Derivative contracts
   Credit                                    --           --           --             --          0.5         0.5
   Embedded derivative                    135.2        (28.0)       (44.9)          34.6           --        96.9
                                         ------------------------------------------------------------------------
Total derivative contracts                135.2        (28.0)       (44.9)          34.6          0.5        97.4
                                         ------------------------------------------------------------------------
Total liabilities                        $819.3       $(28.0)      $(44.9)         $38.8       $  0.5      $785.7
                                         ========================================================================

(1) Included in the change in the Closed Block policy liabilities of $4.2 million is $5.1 million of market appreciation on the closed Block investment portfolio offset by maintenance expenses of $1.1 million and a decrease in cost of capital of $0.2 million as of December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                                   NET
                                                                                UNREALIZED
                                                                                  GAINS/
                                                                                 (LOSSES)
                                                                               RELATING TO        NET          NET
                                                                     NET       INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,      PURCHASE     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF   ACCOUNTING     GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2009                  YEAR       ADJUSTMENTS   (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $ 1.7          $  3.5      $  --         $   --        $ (3.5)       $(1.4)     $  0.3
   Mortgage-backed and
      asset-based securities                --             2.3         --            1.1          39.2           --        42.6
   Derivative contracts                     --              --         --           61.4            --           --        61.4
                                         --------------------------------------------------------------------------------------
Total assets                             $ 1.7          $  5.8      $  --         $ 62.5        $ 35.7        $(1.4)     $104.3
                                         ======================================================================================

Financial Liabilities
Closed Block policy liabilities          $  --          $663.5      $  --         $   --        $ 20.6(1)     $  --      $684.1
Derivative contracts                      56.3              --       (0.1)         (56.2)        135.2           --       135.2
                                         --------------------------------------------------------------------------------------
Total liabilities                        $56.3          $663.5      $(0.1)        $(56.2)       $155.8        $  --      $819.3
                                         ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2010 was approximately $89.6 million. The Company posted $89.6 million in Treasury securities as collateral for these transactions. Fair value is estimated based on expected future cash flows and interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2010 and 2009:

                                                           2010                2009
                                                    -------------------------------------
                                                    CARRYING    FAIR    CARRYING    FAIR
DECEMBER 31,                                          VALUE     VALUE     VALUE     VALUE
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Policy loans                                      $306.4    $369.3    $320.3    $368.1
                                                     ------------------------------------
                                                     $306.4    $369.3    $320.3    $368.1
                                                     ====================================
Financial Liabilities
   Securities sold under agreements to repurchase    $ 89.6    $ 89.6    $   --    $   --
   Supplementary contracts without life
      contingencies                                     7.4       7.4      36.4      36.4
   Trust instruments supported by funding
      obligations                                      16.0      17.6      16.6      18.7
   Other individual contract deposit funds            106.1     106.1     115.2     115.2
                                                     ------------------------------------
                                                     $219.1    $220.7    $168.2    $170.3
                                                     ====================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2010     2009
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $491.2
         and $397.2, respectively)                                        $526.4    424.5
   Policy loans                                                             96.8    102.5
   Cash and cash equivalents                                                 3.4     92.5
   Accrued investment income                                                 9.6      9.0
   Deferred federal income taxes                                            20.6     17.8
   Other assets                                                              1.5      1.9
                                                                          ---------------
         Total assets                                                     $658.3   $648.2
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.9   $592.0
   Policyholder dividends obligation at fair value (1)                      77.9     78.6
   Policyholder dividends payable at fair value (1)                         13.5     13.5
   Other liabilities                                                         7.8      3.8
                                                                          ---------------
         Total liabilities                                                $696.1   $687.9
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 37.8   $ 39.7
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31             2010    2009
--------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income               $19.4   $22.3
   Net investment income                    49.5    67.2
   Net realized investment gains             1.1     7.3
                                           -------------
      Total revenues                        70.0    96.8
                                           -------------

BENEFITS AND EXPENSES
   Policy benefits                          68.3    92.3
   Policy acquisition and other expenses     0.4     0.4
                                           -------------
      Total benefits and expenses           68.7    92.7
                                           -------------

Net contribution from the Closed Block     $ 1.3   $ 4.1
                                           -------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company's tax return is eligible for consolidation into Goldman Sachs for calendar year end 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,       2010   2009
--------------------------------------------------
(IN MILLIONS)
Federal income tax expense
   Current                            $  --   $ --
   Deferred                            42.7    6.3
                                      ------------
Total                                 $42.7   $6.3
                                      ============

FOR THE YEARS ENDED DECEMBER 31,       2010    2009    2008
------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense   $56.7   $ 34.2   $(0.2)
   Prior years' federal income tax
     adjustment                        (2.9)      --    (0.6)
   Dividend received deduction         (4.5)    (3.8)   (5.2)
   Tax credits                         (0.5)      --    (0.7)
   Valuation allowance                 (6.1)   (24.1)   17.2
   Other, net                            --       --     0.3
                                      ----------------------
Federal income tax expense            $42.7   $  6.3   $10.8
                                      ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expecte to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                   2010      2009
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                        $  69.0   $  90.0
   Sec. 848 capitalization                      46.7      62.6
   Tax credit carryforwards                     11.0       9.5
   Loss carryforwards                          140.5     162.6
   Ceding commission                            13.4      17.9
   Accrued policyholder dividends                4.7       4.7
   Deferred compensation                         0.1       0.2
      Other, net                                  --       3.9
                                             -----------------
      Subtotal deferred tax asset              285.4     351.4
         Valuation allowance                    (6.1)    (12.2)
                                             -----------------
Total deferred tax asset, net                $ 279.3   $ 339.2
                                             -----------------

Deferred tax liability
      VOBA/DAC                               $(101.3)  $(129.9)
      Investments, net                         (76.4)    (61.8)
      Fair value adjustment - Closed Block     (12.3)     (9.6)
      Other, net                                (8.9)       --
                                             -----------------
Total deferred tax liability                  (198.9)   (201.3)
                                             -----------------
Total deferred tax asset, net                $  80.4   $ 137.9
                                             =================

The Company has recorded a valuation allowance against tax benefits from tax credit carryforwards. The change in the valuation allowance was due to the removal of a partial valuation allowance of $6.1 million against the capital loss carryforward as it is the Company's opinion that it is more likely than not that these deferred tax assets will be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million which will expire beginning in 2013. At December 31, 2010, the Company has net operating loss carryforwards of $136.3 million and capital loss carryforwards of $4.2 million, which begin to expire in 2017 and 2013, respectively. All tax credits and net operating loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $35.8 million of net operating carryforwards.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. As of December 31, 2010 and December 31, 2009, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level as determined under the risk-based capital formula, which was $75.0 million and $68.5 million at December 31, 2010 and 2009, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $630.0 million and $635.3 million at December 31, 2010 and 2009, respectively, for the Company.

The Company declared dividends payable to its stockholder of record, Goldman Sachs of $250.0 million in 2010 which was paid in January 2011. The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                      2010    2009
                                                                     --------------
(IN MILLIONS)
   Balance at January 1                                              $30.3   $146.5
   Amount recorded due to purchase accounting (1)                       --    (45.6)
   Cumulative effect of change in accounting principle, net of tax      --     (1.2)
   Reinsurance treaty impacts                                           --    (76.5)
   Amortized to expense during the year                               (2.9)    23.8
   Adjustment for unrealized investment losses during the year        (0.1)   (16.7)
                                                                     --------------
   Balance at December 31                                            $27.3   $ 30.3
                                                                     ==============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

Estimated future amortization of VOBA as of December 31, 2010 is as follows:

(IN MILLIONS)
   2011                  $ 3.7
   2012                    3.1
   2013                    2.7
   2014                    2.4
   2015                    2.2
   2016 and thereafter    13.2
                         -----
   Total                 $27.3
                         =====

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $96.9 million and $135.2 million is reflected on the Consolidated Balance Sheets as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and December 31, 2009, the assumed reserves under this contract were $2.1 billion respectively. In conjunction with this agreement, the Company and Arrow acting on behalf of and for the benefit of a segregated account established by Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2010 and 2009, the trust account held $99.6 million and $70.0 million, respectively, of cash equivalents and fixed maturities.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to Metlife in connection with the transaction. Reinsurance recoverables related to this agreement were $223.2 million and $231.4 million at December 31, 2010 and 2009, respectively

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of of the life insurance subsidiaries of UAC. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, on October 29, 2010 and December 8, 2010, the Company assigned all its rights, titles, interests and privileges and certain duties and obligations related to a block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene, a Bermuda domiciled reinsurance company. Upon closing of the transaction, the Company paid a total novation fee of $1.2 million to UAC and its subsidiary, American Progressive. As of December 31, 2010 and 2009, the assumed reserves under the existing contract were $312.0 million and $509.7 million, respectively.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln, thereby reducing mortality exposure for the Company. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. As of December 31, 2010 and 2009, the assumed reserves under this contract were $867.6 million and $943.9 million, respectively.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC reinsured FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement were $132.2 million and $139.6 million at December 31, 2010 and 2009, respectively.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the Commonwealth of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $700.0 million.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million. As of December 31, 2010 and 2009, the Company ceded reserves of $553.6 million and $587.1 million, respectively.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2010 and 2009, the assumed reserves under this contract were $1.2 billion, respectively.

The Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. As of December 31, 2010 and 2009 the Company ceded reserves of $35.5 million and $37.6 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverable of $405.9 million and $428.9 million at December 31, 2010 and 2009, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2010 and 2009, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity were approximately $589.1 million and $624.8 million, respectively, related to the block of business reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010     2009     2008
-----------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance
   premiums:
      Direct                             $ 34.3   $ 42.1   $ 16.9
      Assumed - non affiliated             31.6     27.7       --
      Ceded - non-affiliated              (14.9)   (21.3)   (16.9)
                                         ------------------------
Net premiums                             $ 51.0   $ 48.5   $   --
                                         ========================

Universal life and investment product
   policy fees:
      Direct                             $124.7   $125.7   $158.7
      Assumed - affiliated                  7.5      7.5       --
      Assumed - non-affiliated            152.5    113.3     40.0
      Ceded - affiliated                  (91.4)   (12.5)    (9.1)
      Ceded - non-affiliated                 --      0.7       --
                                         ------------------------
Net universal life and investment
   product policy fees                   $193.3   $234.7   $189.6
                                         ========================

Life and accident and health insurance
   and other individual policy
   benefits, claims, losses and loss
   adjustment expenses:
      Direct                             $525.6   $623.4   $581.9
      Assumed - affiliated                  2.2    112.8       --
      Assumed - non-affiliated            193.9     16.0     44.1
      Ceded - affiliated                 (163.3)  (101.7)   (36.7)
      Ceded - non-affiliated             (299.3)  (304.0)  (292.2)
                                         ------------------------
Net policy benefits, claims, losses
   and loss adjustment expenses          $259.1   $346.5   $297.1
                                         ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,        2010     2009
------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year           $243.3   $118.3
Block acquisition                          --    303.1
Reinsurance treaty impacts                 --    (61.7)
Acquisition expenses deferred              --      4.1
Amortized to expense during the year    (61.6)   (65.6)
Adjustment for unrealized investment
   losses during the year                 2.7    (54.9)
Capitalization, other                    22.7       --
                                       ---------------
Balance at end of year                 $207.1   $243.3
                                       ===============

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with the life insurance subsidiaries of UAC, resulting in an initial DAC balance of $75.8 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.0 million.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $305.0 million and $315.5 million at December 31, 2010 and 2009, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $370.1 million and $386.6 million at December 31, 2010 and 2009 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                         2010    2009
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   8.0     1.0
Deferred modco interest expense      12.2     5.7
Miscellaneous assets                  5.5     8.5
                                    -------------
Total other assets                  $31.0   $20.5
                                    =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2010    2009
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $31.0   $42.1
Policyholder liabilities             20.7    20.4
Taxes payable                         2.3     2.3
Accrued expenses                      9.2    13.1
Miscellaneous liabilities             6.3     5.6
                                    -------------
Total accrued expenses and other
   liabilities                      $69.5   $83.5
                                    =============

Other income consists of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Asset management fees               $ 1.6   $ 8.3   $12.6
Reinsurance administration fee       17.6     2.0     2.2
Miscellaneous income (loss)          14.4    (3.2)    6.8
                                    ---------------------
Total other income                  $33.6   $ 7.1   $21.6
                                    =====================

Other operating expenses consist of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees            $ 6.2   $ 6.0   $ 0.3
Commission expense                   13.4     4.4    12.5
  Fees and operational services      34.2    36.7    28.9
Salaries and benefits                10.7    11.4     8.7
Legal and auditing                    5.5     4.1     4.8
Miscellaneous operating expenses      9.7     5.0     4.3
                                    ---------------------
Total other operating expenses      $79.7   $67.6   $59.5
                                    =====================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5 million for 2010 and $0.3 million for 2009, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2010, lease commitments relating to this lease were $8.8 thousand for 2011 and 2012. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with Dell Services ("Dell") whereby Dell, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with Dell and an application service provider agreement with Exl Service Holdings, Inc. ("EXL"). Commencing January 1, 2008, Dell became the third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing an EXL platform. EXL was formerly known as the Professional Data Management Again, Inc.

The Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS (CONTINUED)

As of December 31, 2010, the purchase commitments relating to agreements with Se2, Dell, EXL and LOGiQ(3) were as follows:

(IN MILLIONS)
   2011                  $16.7
   2012                   16.2
   2013                   15.1
   2014                   13.6
   2015                   13.2
   2016 and thereafter    10.4
                         -----
   Total                 $85.2
                         =====

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

Effective February 26, 2010, the Company entered into a shared services and expense agreement with an affiliate, Longmore Credit Services, LLC ("LCS"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged LCS approximately $0.2 million for the year ended December 31, 2010. This amount is shown in other operating expenses within the Consolidated Statements of Operations.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income of $15.7 million from this reinsurance transaction for the year ended December 31, 2010. This amount is shown in other income within the Consolidated Statements of Operations.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for the years ended December 31, 2010 and 2009, respectively. These amounts are shown in other operating expenses within the Consolidated Statements of Operations.

The Company has an agreement with its affiliate, Columbia, to provide continued administration for the FML and deferred fixed annuity block of business ceded to Columbia. The Company received fee income of $1.9 million, $2.0 million and $2.2 million for the year ended December 31, 2010, 2009 and 2008 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company signed a distribution and service agreement with its affiliate, Epoch Securities Inc. ("Epoch"), to serve as principal underwriter and distributor for variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.3 million for the years ended December 31, 2010 and 2009, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2010, 2009, or 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $6.1 million, $3.3 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

The Company has entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $7.8 million and $68.8 million, and income of $118.2 million, for 2010, 2009 and 2008, respectively, due to mark to market of the positions.

The Company has entered into several derivative transactions with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. There were no derivative transactions with GSCO in 2010.

The Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million for 2008. There were no transactions with GSFM in 2010 or 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.7 million, $3.2 million, and $2.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $4.3 million, $2.6 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.1 million, $0.5 million and $0.3 million relating to RSUs for the years ended December 31, 2010, 2009 and 2008, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                  (UNAUDITED)
                                      2010        2009      2008
-----------------------------------------------------------------
(IN MILLIONS)
Statutory net income (loss)          $199.0     $(129.8)  $(247.1)
Statutory shareholders' surplus      $568.5     $ 561.7   $ 390.6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account VA-K of Commonwealth Annuity and Life Insurance Company at December 31, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 21, 2011

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                                                ALLIANCE-      ALLIANCE-
                                                                 ALLIANCE-    BERNSTEIN VPS  BERNSTEIN VPS
                                                               BERNSTEIN VPS      GROWTH       LARGE CAP
                                                                  GROWTH        AND INCOME       GROWTH
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                  CLASS B        CLASS B        CLASS B
                                                               -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value     $   7,533     $17,804,027    $12,559,567
                                                                 ---------     -----------    -----------
      Total assets                                                   7,533      17,804,027     12,559,567
LIABILITIES:                                                            --              --             --
                                                                 ---------     -----------    -----------
      Net assets                                                 $   7,533     $17,804,027    $12,559,567
                                                                 =========     ===========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $      --     $17,442,070    $12,359,528
   Commonwealth Annuity Immediate Advantage                             --         208,639        136,358
   Directed Advisory Solutions                                       7,533              --             --
   Commonwealth Annuity Value Generation                                --              --             --
   Commonwealth Annuity Premier Choice                                  --         136,168         55,362
   Commonwealth Annuity Premier Choice with Optional Rider              --          17,150          8,319
   Annuity reserves                                                     --              --             --
                                                                 ---------     -----------    -----------
                                                                 $   7,533     $17,804,027    $12,559,567
                                                                 =========     ===========    ===========
Investments in shares of the Underlying Funds, at cost           $   6,228     $22,903,731    $12,112,995
Underlying Fund shares held                                            384       1,046,680        463,795
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                                 --      16,215,799     19,756,215
   Net asset value per unit, December 31, 2010                   $      --     $  1.075622    $  0.625602
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                                 --         217,773        167,527
   Net asset value per unit, December 31, 2010                   $      --     $  0.958060    $  0.813945
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                              9,064              --             --
   Net asset value per unit, December 31, 2010                   $0.831067     $        --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --              --             --
   Net asset value per unit, December 31, 2010                   $      --     $        --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                 --         119,461         51,240
   Net asset value per unit, December 31, 2010                   $      --     $  1.139850    $  1.080431
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --          15,404          7,883
   Net asset value per unit, December 31, 2010                   $      --     $  1.113352    $  1.055320

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 ALLIANCE-                    DELAWARE VIP
                                                               BERNSTEIN VPS    ALLIANCE-    INTERNATIONAL
                                                                 SMALL/MID    BERNSTEIN VPS   VALUE EQUITY
                                                                 CAP VALUE        VALUE          SERIES
                                                                 PORTFOLIO      PORTFOLIO       STANDARD
                                                                  CLASS B        CLASS B         CLASS
                                                               -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value     $6,292,451     $1,449,486    $19,314,792
                                                                 ----------     ----------    -----------
      Total assets                                                6,292,451      1,449,486     19,314,792
LIABILITIES:                                                             --             --             --
                                                                 ----------     ----------    -----------
      Net assets                                                 $6,292,451     $1,449,486    $19,314,792
                                                                 ==========     ==========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $6,215,743     $1,415,324    $19,204,483
   Commonwealth Annuity Immediate Advantage                          57,826         21,613         92,920
   Directed Advisory Solutions                                           --             --             --
   Commonwealth Annuity Value Generation                                 --             --             --
   Commonwealth Annuity Premier Choice                               18,882         12,549             --
   Commonwealth Annuity Premier Choice with Optional Rider               --             --         17,389
   Annuity reserves                                                      --             --             --
                                                                 ----------     ----------    -----------
                                                                 $6,292,451     $1,449,486    $19,314,792
                                                                 ==========     ==========    ===========
Investments in shares of the Underlying Funds, at cost           $5,401,321     $1,640,496    $25,330,019
Underlying Fund shares held                                         372,996        148,665      1,820,433
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                           3,513,637      1,334,212      6,574,480
   Net asset value per unit, December 31, 2010                   $ 1.769034     $ 1.060794    $  2.921065
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                              32,690         20,376         57,740
   Net asset value per unit, December 31, 2010                   $ 1.768917     $ 1.060729    $  1.609291
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                  --             --             --
   Net asset value per unit, December 31, 2010                   $       --     $       --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                  --             --             --
   Net asset value per unit, December 31, 2010                   $       --     $       --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                              10,721         11,881             --
   Net asset value per unit, December 31, 2010                   $ 1.761248     $ 1.056163    $        --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                  --             --          9,513
   Net asset value per unit, December 31, 2010                   $       --     $       --    $  1.827861

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                               DELAWARE VIP                  DWS
                                                                 SMID CAP        DWS      GOVERNMENT
                                                                  GROWTH        EQUITY     & AGENCY
                                                                  SERIES      500 INDEX   SECURITIES
                                                                  SERVICE         VIP        VIP
                                                                 CLASS (a)     CLASS A     CLASS A
                                                               ------------   ---------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $3,283,494    $  43,374    $  48,461
                                                                ----------    ---------    ---------
      Total assets                                               3,283,494       43,374       48,461
LIABILITIES:                                                            --           --           --
                                                                ----------    ---------    ---------
      Net assets                                                $3,283,494    $  43,374    $  48,461
                                                                ==========    =========    =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $3,235,712    $      --    $      --
   Commonwealth Annuity Immediate Advantage                         34,073           --           --
   Directed Advisory Solutions                                          --           --           --
   Commonwealth Annuity Value Generation                                --       43,374       48,461
   Commonwealth Annuity Premier Choice                              13,709           --           --
   Commonwealth Annuity Premier Choice with Optional Rider              --           --           --
   Annuity reserves                                                     --           --           --
                                                                ----------    ---------    ---------
                                                                $3,283,494    $  43,374    $  48,461
                                                                ==========    =========    =========
Investments in shares of the Underlying Funds, at cost          $2,697,993    $  40,910    $  45,384
Underlying Fund shares held                                        151,663        3,293        3,733
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          2,809,051           --           --
   Net asset value per unit, December 31, 2010                  $ 1.151888    $      --    $      --
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             21,818           --           --
   Net asset value per unit, December 31, 2010                  $ 1.561736    $      --    $      --
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --           --           --
   Net asset value per unit, December 31, 2010                  $       --    $      --    $      --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --       41,891       31,299
   Net asset value per unit, December 31, 2010                  $       --    $1.035414    $1.548333
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                              6,812           --           --
   Net asset value per unit, December 31, 2010                  $ 2.012441    $      --    $      --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --           --           --
   Net asset value per unit, December 31, 2010                  $       --    $      --    $      --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                  DWS          DWS
                                                                 SMALL      STRATEGIC      DWS
                                                               CAP INDEX      VALUE     TECHNOLOGY
                                                                  VIP          VIP         VIP
                                                                CLASS A      CLASS A     CLASS A
                                                               ---------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $  32,890   $1,187,311   $3,257,341
                                                               ---------   ----------   ----------
      Total assets                                                32,890    1,187,311    3,257,341
LIABILITIES:                                                          --           --           --
                                                               ---------   ----------   ----------
      Net assets                                               $  32,890   $1,187,311   $3,257,341
                                                               =========   ==========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $       2   $1,163,121   $3,207,259
   Commonwealth Annuity Immediate Advantage                           --       23,198       48,712
   Directed Advisory Solutions                                    11,171           --           --
   Commonwealth Annuity Value Generation                          21,717           --           --
   Commonwealth Annuity Premier Choice                                --          992        1,370
   Commonwealth Annuity Premier Choice with Optional Rider            --           --           --
   Annuity reserves                                                   --           --           --
                                                               ---------   ----------   ----------
                                                               $  32,890   $1,187,311   $3,257,341
                                                               =========   ==========   ==========
Investments in shares of the Underlying Funds, at cost         $  28,913   $1,803,042   $3,342,247
Underlying Fund shares held                                        2,650      146,041      297,203
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                               --    1,035,702    6,419,267
   Net asset value per unit, December 31, 2010                 $      --   $ 1.123026   $ 0.499630
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                               --       23,780       59,988
   Net asset value per unit, December 31, 2010                 $      --   $ 0.975524   $ 0.812032
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                            6,759           --           --
   Net asset value per unit, December 31, 2010                 $1.652863   $       --   $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                           13,340           --           --
   Net asset value per unit, December 31, 2010                 $1.628073   $       --   $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                               --          964        1,025
   Net asset value per unit, December 31, 2010                 $      --   $ 1.028992   $ 1.335715
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                               --           --           --
   Net asset value per unit, December 31, 2010                 $      --   $       --   $       --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                                FIDELITY
                                                                                   VIP          FIDELITY
                                                                   EATON          ASSET           VIP
                                                                  VANCE VT      MANAGER(SM)   CONTRAFUND(R)
                                                               FLOATING-RATE    PORTFOLIO      PORTFOLIO
                                                                   INCOME        INITIAL        SERVICE
                                                                    FUND          CLASS         CLASS 2
                                                               -------------   ------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value     $4,600,838     $16,594,204    $19,482,112
                                                                 ----------     -----------    -----------
      Total assets                                                4,600,838      16,594,204     19,482,112
LIABILITIES:                                                             --              --             --
                                                                 ----------     -----------    -----------
      Net assets                                                 $4,600,838     $16,594,204    $19,482,112
                                                                 ==========     ===========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $4,468,703     $16,484,180    $19,230,650
   Commonwealth Annuity Immediate Advantage                         104,316          98,488        214,095
   Directed Advisory Solutions                                           --              --             --
   Commonwealth Annuity Value Generation                                 --              --             --
   Commonwealth Annuity Premier Choice                                9,328          11,536         37,367
   Commonwealth Annuity Premier Choice with Optional Rider           18,491              --             --
   Annuity reserves                                                      --              --             --
                                                                 ----------     -----------    -----------
                                                                 $4,600,838     $16,594,204    $19,482,112
                                                                 ==========     ===========    ===========
Investments in shares of the Underlying Funds, at cost           $4,492,338     $16,790,022    $19,508,544
Underlying Fund shares held                                         486,347       1,141,279        829,379
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                           3,744,031       7,257,517     12,554,151
   Net asset value per unit, December 31, 2010                   $ 1.193554     $  2.271325    $  1.531816
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                              87,401          79,123        139,765
   Net asset value per unit, December 31, 2010                   $ 1.193524     $  1.244752    $  1.531823
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                  --              --             --
   Net asset value per unit, December 31, 2010                   $       --     $        --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                  --              --             --
   Net asset value per unit, December 31, 2010                   $       --     $        --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                               7,887           7,949         21,649
   Net asset value per unit, December 31, 2010                   $ 1.182712     $  1.451380    $  1.726047
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                              16,007              --             --
   Net asset value per unit, December 31, 2010                   $ 1.155205     $        --    $        --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                FIDELITY                    FIDELITY
                                                                   VIP         FIDELITY       VIP
                                                                 EQUITY-         VIP         GROWTH
                                                                 INCOME         GROWTH      & INCOME
                                                                PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                 INITIAL       INITIAL      SERVICE
                                                                  CLASS         CLASS       CLASS 2
                                                               -----------   -----------   ---------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $78,964,484   $65,547,633   $ 115,117
                                                               -----------   -----------   ---------
      Total assets                                              78,964,484    65,547,633     115,117
LIABILITIES:                                                            --            --          --
                                                               -----------   -----------   ---------
      Net assets                                               $78,964,484   $65,547,633   $ 115,117
                                                               ===========   ===========   =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $78,346,551   $64,978,757   $      --
   Commonwealth Annuity Immediate Advantage                        484,131       539,755          --
   Directed Advisory Solutions                                          --            --     115,117
   Commonwealth Annuity Value Generation                                --            --          --
   Commonwealth Annuity Premier Choice                             130,618        25,651          --
   Commonwealth Annuity Premier Choice with Optional Rider           3,184         3,470          --
   Annuity reserves                                                     --            --          --
                                                               -----------   -----------   ---------
                                                               $78,964,484   $65,547,633   $ 115,117
                                                               ===========   ===========   =========
Investments in shares of the Underlying Funds, at cost         $84,768,650   $60,460,020   $ 116,860
Underlying Fund shares held                                      4,151,655     1,767,259       9,261
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         20,448,170    18,482,026          --
   Net asset value per unit, December 31, 2010                 $  3.831470   $  3.515781   $      --
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                            392,836       736,814          --
   Net asset value per unit, December 31, 2010                 $  1.232400   $  0.732552   $      --
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --            --     107,462
   Net asset value per unit, December 31, 2010                 $        --   $        --   $1.071234
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --            --          --
   Net asset value per unit, December 31, 2010                 $        --   $        --   $      --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                            101,878        21,702          --
   Net asset value per unit, December 31, 2010                 $  1.282108   $  1.181941   $      --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                              2,542         3,006          --
   Net asset value per unit, December 31, 2010                 $  1.252325   $  1.154481   $      --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 FIDELITY        FIDELITY
                                                                    VIP            VIP         FIDELITY
                                                                  GROWTH           HIGH          VIP
                                                               OPPORTUNITIES      INCOME       MID CAP
                                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                  SERVICE        INITIAL       SERVICE
                                                                  CLASS 2         CLASS        CLASS 2
                                                               -------------   -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value     $2,072,064    $21,891,251   $8,826,748
                                                                 ----------    -----------   ----------
      Total assets                                                2,072,064     21,891,251    8,826,748
LIABILITIES:                                                             --             --           --
                                                                 ----------    -----------   ----------
      Net assets                                                 $2,072,064    $21,891,251   $8,826,748
                                                                 ==========    ===========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus           $2,070,017    $21,631,511   $8,667,736
   Commonwealth Annuity Immediate Advantage                           2,047        186,688      122,895
   Directed Advisory Solutions                                           --             --           --
   Commonwealth Annuity Value Generation                                 --             --           --
   Commonwealth Annuity Premier Choice                                   --         32,237       36,117
   Commonwealth Annuity Premier Choice with Optional Rider               --         40,815           --
   Annuity reserves                                                      --             --           --
                                                                 ----------    -----------   ----------
                                                                 $2,072,064    $21,891,251   $8,826,748
                                                                 ==========    ===========   ==========
Investments in shares of the Underlying Funds, at cost           $1,803,860    $28,936,267   $7,642,850
Underlying Fund shares held                                         116,539      3,930,207      274,720
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                           2,600,082      7,805,952    3,971,888
   Net asset value per unit, December 31, 2010                   $ 0.796135    $  2.771156   $ 2.182271
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                               2,098        150,933       56,318
   Net asset value per unit, December 31, 2010                   $ 0.975915    $  1.236890   $ 2.182164
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                  --             --           --
   Net asset value per unit, December 31, 2010                   $       --    $        --   $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                  --             --           --
   Net asset value per unit, December 31, 2010                   $       --    $        --   $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                  --         17,192       16,623
   Net asset value per unit, December 31, 2010                   $       --    $  1.875093   $ 2.172677
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                  --         22,284           --
   Net asset value per unit, December 31, 2010                   $       --       1.831616   $       --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                              FIDELITY      FT VIP
                                                                 FIDELITY        VIP       FRANKLIN
                                                                   VIP          VALUE       GROWTH
                                                                 OVERSEAS    STRATEGIES   AND INCOME
                                                                PORTFOLIO     PORTFOLIO   SECURITIES
                                                                 INITIAL       SERVICE       FUND
                                                                  CLASS        CLASS 2     CLASS 2
                                                               -----------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $19,639,342   $2,147,157   $1,691,799
                                                               -----------   ----------   ----------
      Total assets                                              19,639,342    2,147,157    1,691,799
LIABILITIES:                                                            --           --           --
                                                               -----------   ----------   ----------
      Net assets                                               $19,639,342   $2,147,157   $1,691,799
                                                               ===========   ==========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $19,437,664   $2,123,920   $1,674,683
   Commonwealth Annuity Immediate Advantage                        196,894        2,661       17,116
   Directed Advisory Solutions                                          --           --           --
   Commonwealth Annuity Value Generation                                --           --           --
   Commonwealth Annuity Premier Choice                               4,784       20,576           --
   Commonwealth Annuity Premier Choice with Optional Rider              --           --           --
   Annuity reserves                                                     --           --           --
                                                               -----------   ----------   ----------
                                                               $19,639,342   $2,147,157   $1,691,799
                                                               ===========   ==========   ==========
Investments in shares of the Underlying Funds, at cost         $21,743,468   $1,989,381   $1,930,367
Underlying Fund shares held                                      1,171,100      219,321      145,845
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          8,148,181    1,469,499    1,401,771
   Net asset value per unit, December 31, 2010                 $  2.385522   $ 1.445336   $ 1.194691
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                            199,037        1,842       17,349
   Net asset value per unit, December 31, 2010                 $  0.989232   $ 1.445212   $ 0.986586
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --           --           --
   Net asset value per unit, December 31, 2010                 $        --   $       --   $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --           --           --
   Net asset value per unit, December 31, 2010                 $        --   $       --   $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                              2,893       14,299           --
   Net asset value per unit, December 31, 2010                 $  1.653977   $ 1.438997   $       --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --           --           --
   Net asset value per unit, December 31, 2010                 $        --   $       --   $       --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 FT VIP       FT VIP         FT VIP
                                                                FRANKLIN     FRANKLIN       FRANKLIN
                                                                LARGE CAP   SMALL CAP    SMALL-MID CAP
                                                                 GROWTH       VALUE          GROWTH
                                                               SECURITIES   SECURITIES     SECURITIES
                                                                  FUND         FUND           FUND
                                                                 CLASS 2     CLASS 2        CLASS 2
                                                               ----------   ----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $ 685,782    $  35,623    $12,165,868
                                                                ---------    ---------    -----------
      Total assets                                                685,782       35,623     12,165,868
LIABILITIES:                                                           --           --             --
                                                                ---------    ---------    -----------
      Net assets                                                $ 685,782    $  35,623    $12,165,868
                                                                =========    =========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $ 685,706    $      --    $11,999,449
   Commonwealth Annuity Immediate Advantage                            --       15,236        130,439
   Directed Advisory Solutions                                         --           --             --
   Commonwealth Annuity Value Generation                               --           --             --
   Commonwealth Annuity Premier Choice                                 76       13,642         35,962
   Commonwealth Annuity Premier Choice with Optional Rider             --        6,745             18
   Annuity reserves                                                    --           --             --
                                                                ---------    ---------    -----------
                                                                $ 685,782    $  35,623    $12,165,868
                                                                =========    =========    ===========
Investments in shares of the Underlying Funds, at cost          $ 630,643    $  31,447    $11,114,667
Underlying Fund shares held                                        46,150        2,192        565,066
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                           608,580           --     13,175,262
   Net asset value per unit, December 31, 2010                  $1.126731    $      --    $  0.910756
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                                --        9,579        110,063
   Net asset value per unit, December 31, 2010                  $      --    $1.590549    $  1.185136
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                --           --             --
   Net asset value per unit, December 31, 2010                  $      --    $      --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                --           --             --
   Net asset value per unit, December 31, 2010                  $      --    $      --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                68        8,615         22,365
   Net asset value per unit, December 31, 2010                  $1.121759    $1.583611    $  1.607972
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                --        4,354             11
   Net asset value per unit, December 31, 2010                  $      --    $1.549079    $  1.570909

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                                           GOLDMAN
                                                                 FT VIP       FT VIP      SACHS VIT
                                                                 MUTUAL     TEMPLETON     CORE FIXED
                                                                 SHARES      FOREIGN        INCOME
                                                               SECURITIES   SECURITIES       FUND
                                                                  FUND         FUND        SERVICE
                                                                 CLASS 2     CLASS 2        SHARES
                                                               ----------   ----------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $4,182,362   $6,688,304   $45,586,035
                                                               ----------   ----------   -----------
      Total assets                                              4,182,362    6,688,304    45,586,035
LIABILITIES:                                                           --           --            --
                                                               ----------   ----------   -----------
      Net assets                                               $4,182,362   $6,688,304   $45,586,035
                                                               ==========   ==========   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $4,016,832   $6,573,901   $44,920,191
   Commonwealth Annuity Immediate Advantage                         1,478       85,468       581,276
   Directed Advisory Solutions                                    144,444           --            --
   Commonwealth Annuity Value Generation                               --           --            --
   Commonwealth Annuity Premier Choice                             19,608       23,998        84,551
   Commonwealth Annuity Premier Choice with Optional Rider             --        4,937            17
   Annuity reserves                                                    --           --            --
                                                               ----------   ----------   -----------
                                                               $4,182,362   $6,688,304   $45,586,035
                                                               ==========   ==========   ===========
Investments in shares of the Underlying Funds, at cost         $4,207,169   $5,767,470    46,478,040
Underlying Fund shares held                                       262,217      468,041     4,558,604
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         3,177,383    4,392,871    18,836,389
   Net asset value per unit, December 31, 2010                 $ 1.264195   $ 1.496493   $  2.384756
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             1,169       57,114       386,576
   Net asset value per unit, December 31, 2010                 $ 1.264294   $ 1.496439   $  1.503652
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                            99,086           --            --
   Net asset value per unit, December 31, 2010                 $ 1.457763   $       --   $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                --           --            --
   Net asset value per unit, December 31, 2010                 $       --   $       --   $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                            15,579       16,107        65,853
   Net asset value per unit, December 31, 2010                 $ 1.258634   $ 1.489930   $  1.283936
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                --        3,388            13
   Net asset value per unit, December 31, 2010                 $       --   $ 1.457460   $  1.254020

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 GOLDMAN       GOLDMAN        GOLDMAN
                                                                SACHS VIT     SACHS VIT      SACHS VIT
                                                                  EQUITY     GOVERNMENT        GROWTH
                                                                  INDEX        INCOME      OPPORTUNITIES
                                                                   FUND         FUND            FUND
                                                                 SERVICE       SERVICE        SERVICE
                                                                  SHARES       SHARES          SHARES
                                                               -----------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $75,004,507   $26,826,039    $38,611,760
                                                               -----------   -----------    -----------
      Total assets                                              75,004,507    26,826,039     38,611,760
LIABILITIES:                                                            --            --             --
                                                               -----------   -----------    -----------
      Net assets                                               $75,004,507   $26,826,039    $38,611,760
                                                               ===========   ===========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $72,341,383   $26,280,916    $38,385,572
   Commonwealth Annuity Immediate Advantage                        506,335       317,331        196,727
   Directed Advisory Solutions                                          --            --             --
   Commonwealth Annuity Value Generation                                --            --             --
   Commonwealth Annuity Premier Choice                             176,458        24,847         29,461
   Commonwealth Annuity Premier Choice with Optional Rider          18,574       202,945             --
   Annuity reserves                                              1,961,757            --             --
                                                               -----------   -----------    -----------
                                                               $75,004,507   $26,826,039    $38,611,760
                                                               ===========   ===========    ===========
Investments in shares of the Underlying Funds, at cost          71,152,869    26,055,377     41,416,515
Underlying Fund shares held                                      8,073,682     2,540,345      5,745,798
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         22,190,905    12,089,461      8,745,356
   Net asset value per unit, December 31, 2010                 $  3.348360   $  2.173870    $  4.389252
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                            561,490       210,874        100,493
   Net asset value per unit, December 31, 2010                 $  0.901770   $  1.504834    $  1.957619
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                 $        --   $        --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                 $        --   $        --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                            144,376        19,278         13,003
   Net asset value per unit, December 31, 2010                 $  1.222214   $  1.288874    $  2.265771
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                             15,559       161,205             --
   Net asset value per unit, December 31, 2010                 $  1.193831   $  1.258928    $        --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 GOLDMAN       GOLDMAN       GOLDMAN
                                                                SACHS VIT     SACHS VIT     SACHS VIT
                                                                 MID CAP        MONEY       STRATEGIC
                                                                  VALUE         MARKET        GROWTH
                                                                  FUND           FUND          FUND
                                                                 SERVICE       SERVICE       SERVICE
                                                                 SHARES         SHARES      SHARES (a)
                                                               ----------    -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $47,459,768   $32,617,833   $57,407,083
                                                               -----------   -----------   -----------
      Total assets                                              47,459,768    32,617,833    57,407,083
LIABILITIES:                                                            --            --            --
                                                               -----------   -----------   -----------
      Net assets                                               $47,459,768   $32,617,833   $57,407,083
                                                               ===========   ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $47,016,352   $30,059,934   $56,925,472
   Commonwealth Annuity Immediate Advantage                        399,743       449,722       406,946
   Directed Advisory Solutions                                          --            --            --
   Commonwealth Annuity Value Generation                                --        36,258            --
   Commonwealth Annuity Premier Choice                              33,769       103,007        71,099
   Commonwealth Annuity Premier Choice with Optional Rider           9,904        63,277         3,566
   Annuity reserves                                                     --     1,905,635            --
                                                               -----------   -----------   -----------
                                                               $47,459,768   $32,617,833   $57,407,083
                                                               ===========   ===========   ===========
Investments in shares of the Underlying Funds, at cost          51,953,325    32,617,833    47,897,074
Underlying Fund shares held                                      3,361,173    32,617,833     4,783,924
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         10,848,842    21,624,950    26,380,717
   Net asset value per unit, December 31, 2010                 $  4.333767   $  1.478180   $  2.157844
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                            162,419       399,591       614,804
   Net asset value per unit, December 31, 2010                 $  2.461180   $  1.125455   $  0.661912
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --            --            --
   Net asset value per unit, December 31, 2010                 $        --   $        --   $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --        31,567            --
   Net asset value per unit, December 31, 2010                 $        --   $  1.148587   $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                             17,390        98,343        61,921
   Net asset value per unit, December 31, 2010                 $  1.941797   $  1.047430   $  1.148209
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                              5,222        61,859         3,179
   Net asset value per unit, December 31, 2010                 $  1.896675   $  1.022931   $  1.121566

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                  GOLDMAN        GOLDMAN
                                                                 SACHS VIT      SACHS VIT
                                                                 STRATEGIC      STRUCTURED   INVESCO V.I.
                                                               INTERNATIONAL   U.S. EQUITY      BASIC
                                                                EQUITY FUND        FUND       VALUE FUND
                                                                  SERVICE        SERVICE      SERIES II
                                                                  SHARES          SHARES      SHARES (a)
                                                               -------------   -----------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $32,019,399    $46,822,941    $6,084,316
                                                                -----------    -----------    ----------
      Total assets                                               32,019,399     46,822,941     6,084,316
LIABILITIES:                                                             --             --            --
                                                                -----------    -----------    ----------
      Net assets                                                $32,019,399    $46,822,941    $6,084,316
                                                                ===========    ===========    ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $31,663,575    $43,855,186    $5,943,655
   Commonwealth Annuity Immediate Advantage                         225,021        516,147        93,244
   Directed Advisory Solutions                                           --             --            --
   Commonwealth Annuity Value Generation                                 --             --            --
   Commonwealth Annuity Premier Choice                              111,975         15,965        39,920
   Commonwealth Annuity Premier Choice with Optional Rider           18,828          2,887         7,497
   Annuity reserves                                                      --      2,432,756            --
                                                                -----------    -----------    ----------
                                                                $32,019,399    $46,822,941    $6,084,316
                                                                ===========    ===========    ==========
Investments in shares of the Underlying Funds, at cost           38,740,081     67,309,750    $7,732,724
Underlying Fund shares held                                       3,626,206      4,425,609       959,671
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          18,878,009     19,031,892     6,504,556
   Net asset value per unit, December 31, 2010                  $  1.677273    $  2.432125    $ 0.913768
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             263,770        718,171       102,050
   Net asset value per unit, December 31, 2010                  $  0.853094    $  0.718697    $ 0.913710
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                  --             --            --
   Net asset value per unit, December 31, 2010                  $        --    $        --    $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                  --             --            --
   Net asset value per unit, December 31, 2010                  $        --    $        --    $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                              89,524         15,571        43,879
   Net asset value per unit, December 31, 2010                  $  1.250784    $  1.025289    $ 0.909769
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                              15,411          2,883         8,424
   Net asset value per unit, December 31, 2010                  $  1.221700    $  1.001452    $ 0.889937

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                               INVESCO V.I.   INVESCO V.I.
                                                                 CAPITAL         CAPITAL     INVESCO V.I.
                                                               APPRECIATION    DEVELOPMENT       CORE
                                                                   FUND           FUND       EQUITY FUND
                                                                 SERIES I       SERIES II      SERIES I
                                                                SHARES (a)     SHARES (a)     SHARES (a)
                                                               ------------   ------------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $4,928,022      $ 431,790     $4,640,471
                                                                ----------      ---------     ----------
      Total assets                                               4,928,022        431,790      4,640,471
LIABILITIES:                                                            --             --             --
                                                                ----------      ---------     ----------
      Net assets                                                $4,928,022      $ 431,790     $4,640,471
                                                                ==========      =========     ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $4,788,904      $ 431,790     $4,446,095
   Commonwealth Annuity Immediate Advantage                         68,697             --        148,800
   Directed Advisory Solutions                                          --             --             --
   Commonwealth Annuity Value Generation                                --             --             --
   Commonwealth Annuity Premier Choice                              70,343             --         10,200
   Commonwealth Annuity Premier Choice with Optional Rider              78             --         35,376
   Annuity reserves                                                     --             --             --
                                                                ----------      ---------     ----------
                                                                $4,928,022      $ 431,790     $4,640,471
                                                                ==========      =========     ==========
Investments in shares of the Underlying Funds, at cost          $5,372,753      $ 415,478     $4,604,035
Underlying Fund shares held                                        211,503         33,164        171,679
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          7,226,342        336,910      5,585,125
   Net asset value per unit, December 31, 2010                  $ 0.662701      $1.281619     $ 0.796060
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             79,818             --        160,853
   Net asset value per unit, December 31, 2010                  $ 0.860673      $      --     $ 0.925069
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --             --             --
   Net asset value per unit, December 31, 2010                  $       --      $      --     $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --             --             --
   Net asset value per unit, December 31, 2010                  $       --      $      --     $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                             60,920             --          8,860
   Net asset value per unit, December 31, 2010                  $ 1.154676      $      --     $ 1.151292
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 69             --         31,459
   Net asset value per unit, December 31, 2010                  $ 1.127798      $      --     $ 1.124515

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                               INVESCO V.I.                    JANUS
                                                                  GLOBAL      INVESCO V.I.     ASPEN
                                                                HEALTH CARE    LARGE CAP       FORTY
                                                                   FUND       GROWTH FUND    PORTFOLIO
                                                                 SERIES I       SERIES I      SERVICE
                                                                SHARES (a)     SHARES (a)      SHARES
                                                               ------------   ------------   ---------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $3,331,735     $1,308,799    $  20,718
                                                                ----------     ----------    ---------
      Total assets                                               3,331,735      1,308,799       20,718
LIABILITIES:                                                            --             --           --
                                                                ----------     ----------    ---------
      Net assets                                                $3,331,735     $1,308,799    $  20,718
                                                                ==========     ==========    =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $3,255,466     $1,287,212    $      --
   Commonwealth Annuity Immediate Advantage                         68,177         19,256           --
   Directed Advisory Solutions                                          --             --        2,521
   Commonwealth Annuity Value Generation                                --             --       18,197
   Commonwealth Annuity Premier Choice                               8,092          2,331           --
   Commonwealth Annuity Premier Choice with Optional Rider              --             --           --
   Annuity reserves                                                     --             --           --
                                                                ----------     ----------    ---------
                                                                $3,331,735     $1,308,799    $  20,718
                                                                ==========     ==========    =========
Investments in shares of the Underlying Funds, at cost          $3,340,821     $1,071,211       13,399
Underlying Fund shares held                                        199,386         91,333          588
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          3,051,769      1,501,032           --
   Net asset value per unit, December 31, 2010                  $ 1.066747     $ 0.857552    $      --
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             60,264         22,459           --
   Net asset value per unit, December 31, 2010                  $ 1.131306     $ 0.857384    $      --
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --             --        1,988
   Net asset value per unit, December 31, 2010                  $       --     $       --    $1.268425
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --             --       14,565
   Net asset value per unit, December 31, 2010                  $       --     $       --    $1.249372
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                              6,979          2,092           --
   Net asset value per unit, December 31, 2010                  $ 1.159555     $ 1.114313    $      --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --             --           --
   Net asset value per unit, December 31, 2010                  $       --     $       --    $      --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                  JANUS       JANUS       MFS(R)
                                                                  ASPEN       ASPEN      MID CAP
                                                                  JANUS      OVERSEAS     GROWTH
                                                                PORTFOLIO   PORTFOLIO     SERIES
                                                                 SERVICE     SERVICE     SERVICE
                                                                 SHARES       SHARES      CLASS
                                                               ----------   ---------   ---------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $6,540,815   $  23,843   $ 769,345
                                                               ----------   ---------   ---------
      Total assets                                              6,540,815      23,843     769,345
LIABILITIES:                                                           --          --          --
                                                               ----------   ---------   ---------
      Net assets                                               $6,540,815   $  23,843   $ 769,345
                                                               ==========   =========   =========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $6,453,045   $      --   $ 743,161
   Commonwealth Annuity Immediate Advantage                        26,453          --          --
   Directed Advisory Solutions                                         --      23,843          --
   Commonwealth Annuity Value Generation                               --          --          --
   Commonwealth Annuity Premier Choice                             61,317          --       5,968
   Commonwealth Annuity Premier Choice with Optional Rider             --          --      20,216
   Annuity reserves                                                    --          --          --
                                                               ----------   ---------   ---------
                                                               $6,540,815   $  23,843   $ 769,345
                                                               ==========   =========   =========
Investments in shares of the Underlying Funds, at cost          6,626,420      11,424     691,480
Underlying Fund shares held                                       272,194         425     131,737
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         9,340,191          --     739,863
   Net asset value per unit, December 31, 2010                 $ 0.690890   $      --   $1.004458
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                            30,844          --          --
   Net asset value per unit, December 31, 2010                 $ 0.857668   $      --   $      --
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                --      10,655          --
   Net asset value per unit, December 31, 2010                 $       --    2.237817   $      --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                --          --          --
   Net asset value per unit, December 31, 2010                 $       --   $      --   $      --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                            49,213          --       5,968
   Net asset value per unit, December 31, 2010                 $ 1.245939   $      --   $1.000005
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                --          --      20,666
   Net asset value per unit, December 31, 2010                 $       --   $      --   $0.978229

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 MFS(R)       MFS(R)
                                                                  NEW          TOTAL        MFS(R)
                                                               DISCOVERY      RETURN     UTILITIES
                                                                 SERIES       SERIES       SERIES
                                                                SERVICE       SERVICE     SERVICE
                                                                 CLASS         CLASS       CLASS
                                                               ----------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value   $3,194,109   $6,012,538   $3,420,535
                                                               ----------   ----------   ----------
      Total assets                                              3,194,109    6,012,538    3,420,535
LIABILITIES:                                                           --           --           --
                                                               ----------   ----------   ----------
      Net assets                                               $3,194,109   $6,012,538   $3,420,535
                                                               ==========   ==========   ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus         $3,189,893   $5,821,067   $3,415,226
   Commonwealth Annuity Immediate Advantage                         4,216      180,809        5,309
   Directed Advisory Solutions                                         --           --           --
   Commonwealth Annuity Value Generation                               --           --           --
   Commonwealth Annuity Premier Choice                                 --       10,662           --
   Commonwealth Annuity Premier Choice with Optional Rider             --           --           --
   Annuity reserves                                                    --           --           --
                                                               ----------   ----------   ----------
                                                               $3,194,109   $6,012,538   $3,420,535
                                                               ==========   ==========   ==========
Investments in shares of the Underlying Funds, at cost          2,177,401    5,807,927    3,263,768
Underlying Fund shares held                                       180,051      325,354      137,096
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                         2,084,674    4,639,003    1,426,959
   Net asset value per unit, December 31, 2010                 $ 1.530164   $ 1.254810   $ 2.393360
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             2,756      144,096        2,218
   Net asset value per unit, December 31, 2010                 $ 1.530015   $ 1.254786   $ 2.393278
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                --           --           --
   Net asset value per unit, December 31, 2010                 $       --   $       --   $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                --           --           --
   Net asset value per unit, December 31, 2010                 $       --   $       --   $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                --        8,534           --
   Net asset value per unit, December 31, 2010                 $       --   $ 1.249304   $       --
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                --           --           --
   Net asset value per unit, December 31, 2010                 $       --   $       --   $       --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                             OPPENHEIMER    OPPENHEIMER
                                                               OPPENHEIMER     CAPITAL         GLOBAL
                                                                BALANCED     APPRECIATION    SECURITIES
                                                                 FUND/VA       FUND/VA        FUND/VA
                                                                 SERVICE       SERVICE        SERVICE
                                                                 SHARES         SHARES         SHARES
                                                               -----------   ------------   -----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $1,762,437    $2,095,363     $5,145,962
                                                                ----------    ----------     ----------
      Total assets                                               1,762,437     2,095,363      5,145,962
LIABILITIES:                                                            --            --             --
                                                                ----------    ----------     ----------
      Net assets                                                $1,762,437    $2,095,363     $5,145,962
                                                                ==========    ==========     ==========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $1,758,870    $2,052,399     $4,981,876
   Commonwealth Annuity Immediate Advantage                          3,567        19,661        151,745
   Directed Advisory Solutions                                          --            --             --
   Commonwealth Annuity Value Generation                                --            --             --
   Commonwealth Annuity Premier Choice                                  --        23,303         12,341
   Commonwealth Annuity Premier Choice with Optional Rider              --            --             --
   Annuity reserves                                                     --            --             --
                                                                ----------    ----------     ----------
                                                                $1,762,437    $2,095,363     $5,145,962
                                                                ==========    ==========     ==========
Investments in shares of the Underlying Funds, at cost           1,885,839     1,642,953      4,240,043
Underlying Fund shares held                                        155,281        52,397        171,304
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          1,752,568     1,918,941      3,135,667
   Net asset value per unit, December 31, 2010                  $ 1.003596    $ 1.069548     $ 1.588777
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                              3,554        18,384         95,524
   Net asset value per unit, December 31, 2010                  $ 1.003667    $ 1.069424     $ 1.588558
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --     $       --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --     $       --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                 --        21,884          7,802
   Net asset value per unit, December 31, 2010                  $       --    $ 1.064846     $ 1.581769
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --     $       --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                               OPPENHEIMER                    PIONEER
                                                                  HIGH       OPPENHEIMER      EMERGING
                                                                 INCOME      MAIN STREET      MARKETS
                                                                 FUND/VA       FUND(R)/VA        VCT
                                                                 SERVICE       SERVICE       PORTFOLIO
                                                                 SHARES         SHARES        CLASS II
                                                               -----------   ------------   ------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $1,798,711    $1,027,412    $13,252,590
                                                                ----------    ----------    -----------
      Total assets                                               1,798,711     1,027,412     13,252,590
LIABILITIES:                                                            --            --             --
                                                                ----------    ----------    -----------
      Net assets                                                $1,798,711    $1,027,412    $13,252,590
                                                                ==========    ==========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $1,785,315    $1,014,998    $13,073,926
   Commonwealth Annuity Immediate Advantage                          4,372            --        142,981
   Directed Advisory Solutions                                          --            --             --
   Commonwealth Annuity Value Generation                                --            --             --
   Commonwealth Annuity Premier Choice                               9,024        12,414         35,683
   Commonwealth Annuity Premier Choice with Optional Rider              --            --             --
   Annuity reserves                                                     --            --             --
                                                                ----------    ----------    -----------
                                                                $1,798,711    $1,027,412    $13,252,590
                                                                ==========    ==========    ===========
Investments in shares of the Underlying Funds, at cost           3,786,268       884,208      9,510,044
Underlying Fund shares held                                        840,519        49,609        426,952
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          4,600,913       893,395      5,233,470
   Net asset value per unit, December 31, 2010                  $ 0.388035    $ 1.136113    $  2.498137
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             11,266            --         40,988
   Net asset value per unit, December 31, 2010                  $ 0.388039    $       --    $  3.488355
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                             23,359        10,975          8,663
   Net asset value per unit, December 31, 2010                  $ 0.386325    $ 1.131150    $  4.119235
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --            --             --
   Net asset value per unit, December 31, 2010                  $       --    $       --    $        --

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2010

                                                                 PIONEER
                                                               REAL ESTATE       T. ROWE
                                                                  SHARES          PRICE
                                                                  VCT        INTERNATIONAL
                                                                PORTFOLIO         STOCK
                                                                 CLASS II       PORTFOLIO
                                                               -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value    $7,115,338    $19,373,293
                                                                ----------    -----------
      Total assets                                               7,115,338     19,373,293
LIABILITIES:                                                            --             --
                                                                ----------    -----------
      Net assets                                                $7,115,338    $19,373,293
                                                                ==========    ===========
Net asset distribution by category:
   Commonwealth Annuity Advantage and ExecAnnuity Plus          $6,920,154    $19,145,441
   Commonwealth Annuity Immediate Advantage                        195,184        131,601
   Directed Advisory Solutions                                          --             --
   Commonwealth Annuity Value Generation                                --             --
   Commonwealth Annuity Premier Choice                                  --         96,194
   Commonwealth Annuity Premier Choice with Optional Rider              --             57
   Annuity reserves                                                     --             --
                                                                ----------    -----------
                                                                $7,115,338    $19,373,293
                                                                ==========    ===========
Investments in shares of the Underlying Funds, at cost           6,981,374     18,990,295
Underlying Fund shares held                                        435,189      1,395,770
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Units outstanding, December 31, 2010                          3,004,438     11,310,947
   Net asset value per unit, December 31, 2010                  $ 2.303311    $  1.692647
Commonwealth Annuity Immediate Advantage:
   Units outstanding, December 31, 2010                             84,128        134,487
   Net asset value per unit, December 31, 2010                  $ 2.320087    $  0.978542
Directed Advisory Solutions:
   Units outstanding, December 31, 2010                                 --             --
   Net asset value per unit, December 31, 2010                  $       --    $        --
Commonwealth Annuity Value Generation:
   Units outstanding, December 31, 2010                                 --             --
   Net asset value per unit, December 31, 2010                  $       --    $        --
Commonwealth Annuity Premier Choice:
   Units outstanding, December 31, 2010                                 --         59,216
   Net asset value per unit, December 31, 2010                  $       --    $  1.624469
Commonwealth Annuity Premier Choice with Optional Rider:
   Units outstanding, December 31, 2010                                 --             36
   Net asset value per unit, December 31, 2010                  $       --    $  1.586828

(a) Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                ALLIANCE-       ALLIANCE-
                                                                ALLIANCE-     BERNSTEIN VPS   BERNSTEIN VPS
                                                              BERNSTEIN VPS       GROWTH        LARGE CAP
                                                                  GROWTH        AND INCOME        GROWTH
                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                 CLASS B         CLASS B         CLASS B
                                                              -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                                      $  3         $        --     $   33,596
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                  --             220,015        152,149
   Administrative expense fees                                      --              35,203         24,343
                                                                  ----         -----------     ----------
      Total expenses                                                --             255,218        176,492
                                                                  ----         -----------     ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  --               2,569          1,679
   Administrative expense fees                                      --                 411            268
                                                                  ----         -----------     ----------
      Total expenses                                                --               2,980          1,947
                                                                  ----         -----------     ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                  34                  --             --
   Administrative expense fees                                      10                  --             --
                                                                  ----         -----------     ----------
      Total expenses                                                44                  --             --
                                                                  ----         -----------     ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                  --                  --             --
   Administrative expense fees                                      --                  --             --
                                                                  ----         -----------     ----------
      Total expenses                                                --                  --             --
                                                                  ----         -----------     ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  --               1,655            699
   Administrative expense fees                                      --                 255            107
                                                                  ----         -----------     ----------
      Total expenses                                                --               1,910            806
                                                                  ----         -----------     ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                  --                 245            118
   Administrative expense fees                                      --                  32             15
                                                                  ----         -----------     ----------
      Total expenses                                                --                 277            133
                                                                  ----         -----------     ----------
         Total expenses                                             44             260,385        179,378
                                                                  ----         -----------     ----------
      Net investment income (loss)                                 (41)           (260,385)      (145,782)
                                                                  ----         -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor               --                  --             --
   Net realized gain (loss) from sales of investments                4          (1,584,141)      (151,274)
                                                                  ----         -----------     ----------
      Net realized gain (loss)                                       4          (1,584,141)      (151,274)
   Change in unrealized gain (loss)                                964           3,663,506      1,222,478
                                                                  ----         -----------     ----------
      Net realized and unrealized gain (loss)                      968           2,079,365      1,071,204
                                                                  ----         -----------     ----------
      Net increase (decrease) in net assets from operations       $927         $ 1,818,980     $  925,422
                                                                  ====         ===========     ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                ALLIANCE-                      DELAWARE VIP
                                                              BERNSTEIN VPS     ALLIANCE-     INTERNATIONAL
                                                                SMALL/MID     BERNSTEIN VPS    VALUE EQUITY
                                                                CAP VALUE         VALUE           SERIES
                                                                PORTFOLIO       PORTFOLIO        STANDARD
                                                                 CLASS B         CLASS B          CLASS
                                                              -------------     - ---------   -------------
INVESTMENT INCOME:
   Dividends                                                   $   15,972       $ 27,066       $   737,833
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 72,892         18,383           240,638
   Administrative expense fees                                     11,663          2,942            38,502
                                                               ----------       --------       -----------
      Total expenses                                               84,555         21,325           279,140
                                                               ----------       --------       -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                    571            171             1,243
   Administrative expense fees                                         92             27               199
                                                               ----------       --------       -----------
      Total expenses                                                  663            198             1,442
                                                               ----------       --------       -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --             --                --
   Administrative expense fees                                         --             --                --
                                                               ----------       --------       -----------
      Total expenses                                                   --             --                --
                                                               ----------       --------       -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --             --                --
   Administrative expense fees                                         --             --                --
                                                               ----------       --------       -----------
      Total expenses                                                   --             --                --
                                                               ----------       --------       -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    208            133                --
   Administrative expense fees                                         32             21                --
                                                               ----------       --------       -----------
      Total expenses                                                  240            154                --
                                                               ----------       --------       -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                     --             17               285
   Administrative expense fees                                         --              2                36
                                                               ----------       --------       -----------
      Total expenses                                                   --             19               321
                                                               ----------       --------       -----------
         Total expenses                                            85,458         21,696           280,903
                                                               ----------       --------       -----------
      Net investment income (loss)                                (69,486)         5,370           456,930
                                                               ----------       --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --             --                --
   Net realized gain (loss) from sales of investments              13,146        (74,813)       (1,673,235)
                                                               ----------       --------       -----------
      Net realized gain (loss)                                     13,146        (74,813)       (1,673,235)
   Change in unrealized gain (loss)                             1,372,570        201,357         2,841,815
                                                               ----------       --------       -----------
      Net realized and unrealized gain (loss)                   1,385,716        126,544         1,168,580
                                                               ----------       --------       -----------
      Net increase (decrease) in net assets from operations    $1,316,230       $131,914       $ 1,625,510
                                                               ==========       ========       ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                              DELAWARE VIP                  DWS
                                                                SMID CAP        DWS      GOVERNMENT
                                                                 GROWTH        EQUITY     & AGENCY
                                                                 SERIES      500 INDEX   SECURITIES
                                                                SERVICE          VIP        VIP
                                                               CLASS (a)      CLASS A     CLASS A
                                                              ------------   ---------   ----------
INVESTMENT INCOME:
   Dividends                                                    $     --      $   924      $2,782
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                35,046           --          --
   Administrative expense fees                                     5,607           --          --
                                                                --------      -------      ------
      Total expenses                                              40,653           --          --
                                                                --------      -------      ------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   369           --          --
   Administrative expense fees                                        60           --          --
                                                                --------      -------      ------
      Total expenses                                                 429           --          --
                                                                --------      -------      ------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --           --          --
   Administrative expense fees                                        --           --          --
                                                                --------      -------      ------
      Total expenses                                                  --           --          --
                                                                --------      -------      ------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --          292         358
   Administrative expense fees                                        --           68          83
                                                                --------      -------      ------
      Total expenses                                                  --          360         441
                                                                --------      -------      ------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   151           --          --
   Administrative expense fees                                        24           --          --
                                                                --------      -------      ------
      Total expenses                                                 175           --          --
                                                                --------      -------      ------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --           --          --
   Administrative expense fees                                        --           --          --
                                                                --------      -------      ------
      Total expenses                                                  --           --          --
                                                                --------      -------      ------
         Total expenses                                           41,257          360         441
                                                                --------      -------      ------
      Net investment income (loss)                               (41,257)         564       2,341
                                                                --------      -------      ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --           --          --
   Net realized gain (loss) from sales of investments             (3,749)      (1,147)      1,266
                                                                --------      -------      ------
      Net realized gain (loss)                                    (3,749)      (1,147)      1,266
   Change in unrealized gain (loss)                              891,420        5,909        (242)
                                                                --------      -------      ------
      Net realized and unrealized gain (loss)                    887,671        4,762       1,024
                                                                --------      -------      ------
      Net increase (decrease) in net assets from operations     $846,414      $ 5,326      $3,365
                                                                ========      =======      ======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                 DWS         DWS
                                                                SMALL     STRATEGIC      DWS
                                                              CAP INDEX     VALUE     TECHNOLOGY
                                                                 VIP         VIP         VIP
                                                               CLASS A     CLASS A     CLASS A
                                                              ---------   ---------   ----------
INVESTMENT INCOME:
   Dividends                                                   $  297     $  23,035    $   1,256
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 --        14,317       37,574
   Administrative expense fees                                     --         2,291        6,011
                                                               ------     ---------    ---------
      Total expenses                                               --        16,608       43,585
                                                               ------     ---------    ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 --           277          538
   Administrative expense fees                                     --            44           86
                                                               ------     ---------    ---------
      Total expenses                                               --           321          624
                                                               ------     ---------    ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                 48            --           --
   Administrative expense fees                                     14            --           --
                                                               ------     ---------    ---------
      Total expenses                                               62            --           --
                                                               ------     ---------    ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                139            --           --
   Administrative expense fees                                     32            --           --
                                                               ------     ---------    ---------
      Total expenses                                              171            --           --
                                                               ------     ---------    ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                 --            13           17
   Administrative expense fees                                     --             2            2
                                                               ------     ---------    ---------
      Total expenses                                               --            15           19
                                                               ------     ---------    ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                 --            --           --
   Administrative expense fees                                     --            --           --
                                                               ------     ---------    ---------
      Total expenses                                               --            --           --
                                                               ------     ---------    ---------
         Total expenses                                           233        16,944       44,228
                                                               ------     ---------    ---------
      Net investment income (loss)                                 64         6,091      (42,972)
                                                               ------     ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor              --            --           --
   Net realized gain (loss) from sales of investments            (568)     (145,918)    (120,202)
                                                               ------     ---------    ---------
      Net realized gain (loss)                                   (568)     (145,918)    (120,202)
   Change in unrealized gain (loss)                             7,458       257,979      636,723
                                                               ------     ---------    ---------
      Net realized and unrealized gain (loss)                   6,890       112,061      516,521
                                                               ------     ---------    ---------
      Net increase (decrease) in net assets from operations    $6,954     $ 118,152    $ 473,549
                                                               ======     =========    =========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                FIDELITY
                                                                                  VIP          FIDELITY
                                                                  EATON          ASSET           VIP
                                                                 VANCE VT      MANAGER(SM)     CONTRAFUND(R)
                                                              FLOATING-RATE    PORTFOLIO      PORTFOLIO
                                                                  INCOME        INITIAL        SERVICE
                                                                   FUND          CLASS         CLASS 2
                                                              -------------   ------------   -------------
INVESTMENT INCOME:
   Dividends                                                     $189,984     $  270,379      $  181,648
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 53,671        217,939         230,037
   Administrative expense fees                                      8,587         34,870          36,806
                                                                 --------     ----------      ----------
      Total expenses                                               62,258        252,809         266,843
                                                                 --------     ----------      ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  1,317          1,225           2,269
   Administrative expense fees                                        210            197             363
                                                                 --------     ----------      ----------
      Total expenses                                                1,527          1,422           2,632
                                                                 --------     ----------      ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --             --              --
   Administrative expense fees                                         --             --              --
                                                                 --------     ----------      ----------
      Total expenses                                                   --             --              --
                                                                 --------     ----------      ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --             --              --
   Administrative expense fees                                         --             --              --
                                                                 --------     ----------      ----------
      Total expenses                                                   --             --              --
                                                                 --------     ----------      ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    117            139             426
   Administrative expense fees                                         18             21              65
                                                                 --------     ----------      ----------
      Total expenses                                                  135            160             491
                                                                 --------     ----------      ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    280             --              --
   Administrative expense fees                                         36             --              --
                                                                 --------     ----------      ----------
      Total expenses                                                  316             --              --
                                                                 --------     ----------      ----------
         Total expenses                                            64,236        254,391         269,966
                                                                 --------     ----------      ----------
      Net investment income (loss)                                125,748         15,988         (88,318)
                                                                 --------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --         80,989           8,242
   Net realized gain (loss) from sales of investments               6,470       (463,512)       (585,891)
                                                                 --------     ----------      ----------
      Net realized gain (loss)                                      6,470       (382,523)       (577,649)
   Change in unrealized gain (loss)                               181,448      2,308,737       3,266,364
                                                                 --------     ----------      ----------
      Net realized and unrealized gain (loss)                     187,918      1,926,214       2,688,715
                                                                 --------     ----------      ----------
      Net increase (decrease) in net assets from operations      $313,666     $1,942,202      $2,600,397
                                                                 ========     ==========      ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                FIDELITY                   FIDELITY
                                                                  VIP        FIDELITY        VIP
                                                                EQUITY-        VIP          GROWTH
                                                                INCOME       GROWTH       & INCOME
                                                               PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                INITIAL      INITIAL       SERVICE
                                                                 CLASS        CLASS        CLASS 2
                                                              -----------   -----------   ---------
INVESTMENT INCOME:
   Dividends                                                  $ 1,353,950   $   162,721    $   499
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                952,589       766,213         --
   Administrative expense fees                                    152,415       122,594         --
                                                              -----------   -----------    -------
      Total expenses                                            1,105,004       888,807         --
                                                              -----------   -----------    -------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  6,039         6,156         --
   Administrative expense fees                                        966           984         --
                                                              -----------   -----------    -------
      Total expenses                                                7,005         7,140         --
                                                              -----------   -----------    -------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --            --        517
   Administrative expense fees                                         --            --        155
                                                              -----------   -----------    -------
      Total expenses                                                   --            --        672
                                                              -----------   -----------    -------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --            --         --
   Administrative expense fees                                         --            --         --
                                                              -----------   -----------    -------
      Total expenses                                                   --            --         --
                                                              -----------   -----------    -------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  1,608           315         --
   Administrative expense fees                                        247            49         --
                                                              -----------   -----------    -------
      Total expenses                                                1,855           364         --
                                                              -----------   -----------    -------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                     45            47         --
   Administrative expense fees                                          6             6         --
                                                              -----------   -----------    -------
      Total expenses                                                   51            53         --
                                                              -----------   -----------    -------
         Total expenses                                         1,113,915       896,364        672
                                                              -----------   -----------    -------
      Net investment income (loss)                                240,035      (733,643)      (173)
                                                              -----------   -----------    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --       202,280         --
   Net realized gain (loss) from sales of investments          (2,290,394)     (869,736)       (91)
                                                              -----------   -----------    -------
      Net realized gain (loss)                                 (2,290,394)     (667,456)       (91)
   Change in unrealized gain (loss)                            11,708,690    13,898,742     14,227
                                                              -----------   -----------    -------
      Net realized and unrealized gain (loss)                   9,418,296    13,231,286     14,136
                                                              -----------   -----------    -------
      Net increase (decrease) in net assets from operations   $ 9,658,331   $12,497,643    $13,963
                                                              ===========   ===========    =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                  FIDELITY      FIDELITY
                                                                    VIP           VIP        FIDELITY
                                                                   GROWTH         HIGH          VIP
                                                              OPPORTUNITIES     INCOME       MID CAP
                                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  SERVICE       INITIAL       SERVICE
                                                                  CLASS 2        CLASS        CLASS 2
                                                              -------------   -----------   ----------
INVESTMENT INCOME:
   Dividends                                                    $     --      $ 1,634,590   $    9,617
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                20,648          273,710      102,985
   Administrative expense fees                                     3,303           43,794       16,477
                                                                --------      -----------   ----------
      Total expenses                                              23,951          317,504      119,462
                                                                --------      -----------   ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                    23            2,239        1,330
   Administrative expense fees                                         4              358          212
                                                                --------      -----------   ----------
      Total expenses                                                  27            2,597        1,542
                                                                --------      -----------   ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --               --           --
   Administrative expense fees                                        --               --           --
                                                                --------      -----------   ----------
      Total expenses                                                  --               --           --
                                                                --------      -----------   ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --               --           --
   Administrative expense fees                                        --               --           --
                                                                --------      -----------   ----------
      Total expenses                                                  --               --           --
                                                                --------      -----------   ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    --              400          405
   Administrative expense fees                                        --               62           62
                                                                --------      -----------   ----------
      Total expenses                                                  --              462          467
                                                                --------      -----------   ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --              606           65
   Administrative expense fees                                        --               78            8
                                                                --------      -----------   ----------
      Total expenses                                                  --              684           73
                                                                --------      -----------   ----------
         Total expenses                                           23,978          321,247      121,544
                                                                --------      -----------   ----------
      Net investment income (loss)                               (23,978)       1,313,343     (111,927)
                                                                --------      -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --               --       27,427
   Net realized gain (loss) from sales of investments            (23,975)      (1,519,749)     (23,886)
                                                                --------      -----------   ----------
      Net realized gain (loss)                                   (23,975)      (1,519,749)       3,541
   Change in unrealized gain (loss)                              434,190        2,714,519    2,070,468
                                                                --------      -----------   ----------
      Net realized and unrealized gain (loss)                    410,215        1,194,770    2,074,009
                                                                --------      -----------   ----------
      Net increase (decrease) in net assets from operations     $386,237      $ 2,508,113   $1,962,082
                                                                ========      ===========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                            FIDELITY      FT VIP
                                                                FIDELITY      VIP        FRANKLIN
                                                                  VIP        VALUE        GROWTH
                                                                OVERSEAS   STRATEGIES   AND INCOME
                                                               PORTFOLIO   PORTFOLIO    SECURITIES
                                                                INITIAL     SERVICE        FUND
                                                                 CLASS      CLASS 2      CLASS 2
                                                              ----------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                                  $  254,861    $  5,734    $  55,729
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               235,595      28,522       18,881
   Administrative expense fees                                    37,696       4,564        3,021
                                                              ----------    --------    ---------
      Total expenses                                             273,291      33,086       21,902
                                                              ----------    --------    ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 2,262          31          197
   Administrative expense fees                                       362           5           31
                                                              ----------    --------    ---------
      Total expenses                                               2,624          36          228
                                                              ----------    --------    ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --          --           --
   Administrative expense fees                                        --          --           --
                                                              ----------    --------    ---------
      Total expenses                                                  --          --           --
                                                              ----------    --------    ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --          --           --
   Administrative expense fees                                        --          --           --
                                                              ----------    --------    ---------
      Total expenses                                                  --          --           --
                                                              ----------    --------    ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    55         217           --
   Administrative expense fees                                         9          33           --
                                                              ----------    --------    ---------
      Total expenses                                                  64         250           --
                                                              ----------    --------    ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --          --           --
   Administrative expense fees                                        --          --           --
                                                              ----------    --------    ---------
      Total expenses                                                  --          --           --
                                                              ----------    --------    ---------
         Total expenses                                          275,979      33,372       22,130
                                                              ----------    --------    ---------
      Net investment income (loss)                               (21,118)    (27,638)      33,599
                                                              ----------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor             34,754          --           --
   Net realized gain (loss) from sales of investments           (838,136)    (96,469)    (112,664)
                                                              ----------    --------    ---------
      Net realized gain (loss)                                  (803,382)    (96,469)    (112,664)
   Change in unrealized gain (loss)                            2,786,328     575,665      291,220
                                                              ----------    --------    ---------
      Net realized and unrealized gain (loss)                  1,982,946     479,196      178,556
                                                              ----------    --------    ---------
      Net increase (decrease) in net assets from operations   $1,961,828    $451,558    $ 212,155
                                                              ==========    ========    =========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                FT VIP       FT VIP         FT VIP
                                                               FRANKLIN     FRANKLIN       FRANKLIN
                                                              LARGE CAP    SMALL CAP    SMALL-MID CAP
                                                                GROWTH       VALUE          GROWTH
                                                              SECURITIES   SECURITIES     SECURITIES
                                                                 FUND         FUND           FUND
                                                               CLASS 2      CLASS 2        CLASS 2
                                                              ----------   ----------   -------------
INVESTMENT INCOME:
   Dividends                                                   $ 6,079       $  233      $       --
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               8,922           --         141,064
   Administrative expense fees                                   1,427           --          22,570
                                                               -------       ------      ----------
      Total expenses                                            10,349           --         163,634
                                                               -------       ------      ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  --          113           1,466
   Administrative expense fees                                      --           18             235
                                                               -------       ------      ----------
      Total expenses                                                --          131           1,701
                                                               -------       ------      ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                  --           --              --
   Administrative expense fees                                      --           --              --
                                                               -------       ------      ----------
      Total expenses                                                --           --              --
                                                               -------       ------      ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                  --           --              --
   Administrative expense fees                                      --           --              --
                                                               -------       ------      ----------
      Total expenses                                                --           --              --
                                                               -------       ------      ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   1          154             429
   Administrative expense fees                                      --           24              67
                                                               -------       ------      ----------
      Total expenses                                                 1          178             496
                                                               -------       ------      ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                  --           90              --
   Administrative expense fees                                      --           12              --
                                                               -------       ------      ----------
      Total expenses                                                --          102              --
                                                               -------       ------      ----------
         Total expenses                                         10,350          411         165,831
                                                               -------       ------      ----------
      Net investment income (loss)                              (4,271)        (178)       (165,831)
                                                               -------       ------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor               --           --              --
   Net realized gain (loss) from sales of investments           (2,374)        (329)       (193,926)
                                                               -------       ------      ----------
      Net realized gain (loss)                                  (2,374)        (329)       (193,926)
   Change in unrealized gain (loss)                             68,448        5,847       2,988,173
                                                               -------       ------      ----------
      Net realized and unrealized gain (loss)                   66,074        5,518       2,794,247
                                                               -------       ------      ----------
      Net increase (decrease) in net assets from operations    $61,803       $5,340      $2,628,416
                                                               =======       ======      ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                         GOLDMAN
                                                                FT VIP       FT VIP     SACHS VIT
                                                                MUTUAL     TEMPLETON    CORE FIXED
                                                                SHARES      FOREIGN       INCOME
                                                              SECURITIES   SECURITIES      FUND
                                                                 FUND         FUND       SERVICE
                                                               CLASS 2      CLASS 2       SHARES
                                                              ----------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                                  $  71,279     $131,278    $1,437,218
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               57,117       83,394       590,300
   Administrative expense fees                                    9,139       13,343        94,448
                                                              ---------     --------    ----------
      Total expenses                                             66,256       96,737       684,748
                                                              ---------     --------    ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   18        1,016         8,024
   Administrative expense fees                                        3          163         1,284
                                                              ---------     --------    ----------
      Total expenses                                                 21        1,179         9,308
                                                              ---------     --------    ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                  674           --            --
   Administrative expense fees                                      202           --            --
                                                              ---------     --------    ----------
      Total expenses                                                876           --            --
                                                              ---------     --------    ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --           --            --
   Administrative expense fees                                       --           --            --
                                                              ---------     --------    ----------
      Total expenses                                                 --           --            --
                                                              ---------     --------    ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  214          284         1,147
   Administrative expense fees                                       33           43           176
                                                              ---------     --------    ----------
      Total expenses                                                247          327         1,323
                                                              ---------     --------    ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --           70            --
   Administrative expense fees                                       --           10            --
                                                              ---------     --------    ----------
      Total expenses                                                 --           80            --
                                                              ---------     --------    ----------
         Total expenses                                          67,400       98,323       695,379
                                                              ---------     --------    ----------
      Net investment income (loss)                                3,879       32,955       741,839
                                                              ---------     --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --           --            --
   Net realized gain (loss) from sales of investments          (146,883)      81,159      (215,253)
                                                              ---------     --------    ----------
      Net realized gain (loss)                                 (146,883)      81,159      (215,253)
   Change in unrealized gain (loss)                             518,159      286,382     2,114,010
                                                              ---------     --------    ----------
      Net realized and unrealized gain (loss)                   371,276      367,541     1,898,757
                                                              ---------     --------    ----------
      Net increase (decrease) in net assets from operations   $ 375,155     $400,496    $2,640,596
                                                              =========     ========    ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                GOLDMAN     GOLDMAN        GOLDMAN
                                                               SACHS VIT   SACHS VIT      SACHS VIT
                                                                 EQUITY    GOVERNMENT       GROWTH
                                                                 INDEX       INCOME     OPPORTUNITIES
                                                                  FUND        FUND           FUND
                                                                SERVICE     SERVICE        SERVICE
                                                                 SHARES      SHARES         SHARES
                                                              ----------   ----------   -------------
INVESTMENT INCOME:
   Dividends                                                  $1,155,984   $  493,238    $        --
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               902,433      350,223        462,302
   Administrative expense fees                                   144,389       56,036         73,968
                                                              ----------   ----------    -----------
      Total expenses                                           1,046,822      406,259        536,270
                                                              ----------   ----------    -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 6,580        4,267          2,652
   Administrative expense fees                                     1,053          683            425
                                                              ----------   ----------    -----------
      Total expenses                                               7,633        4,950          3,077
                                                              ----------   ----------    -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --           --             --
   Administrative expense fees                                        --           --             --
                                                              ----------   ----------    -----------
      Total expenses                                                  --           --             --
                                                              ----------   ----------    -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --           --             --
   Administrative expense fees                                        --           --             --
                                                              ----------   ----------    -----------
      Total expenses                                                  --           --             --
                                                              ----------   ----------    -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                 2,111          328            332
   Administrative expense fees                                       325           50             51
                                                              ----------   ----------    -----------
      Total expenses                                               2,436          378            383
                                                              ----------   ----------    -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   319        2,861             --
   Administrative expense fees                                        41          369             --
                                                              ----------   ----------    -----------
      Total expenses                                                 360        3,230             --
                                                              ----------   ----------    -----------
         Total expenses                                        1,057,251      414,817        539,730
                                                              ----------   ----------    -----------
      Net investment income (loss)                                98,733       78,421       (539,730)
                                                              ----------   ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --      193,609             --
   Net realized gain (loss) from sales of investments           (504,051)     185,714     (1,538,156)
                                                              ----------   ----------    -----------
      Net realized gain (loss)                                  (504,051)     379,323     (1,538,156)
   Change in unrealized gain (loss)                            9,439,028      593,820      8,068,370
                                                              ----------   ----------    -----------
      Net realized and unrealized gain (loss)                  8,934,977      973,143      6,530,214
                                                              ----------   ----------    -----------
      Net increase (decrease) in net assets from operations   $9,033,710   $1,051,564    $ 5,990,484
                                                              ==========   ==========    ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                GOLDMAN      GOLDMAN     GOLDMAN
                                                               SACHS VIT    SACHS VIT   SACHS VIT
                                                                MID CAP       MONEY     STRATEGIC
                                                                 VALUE        MARKET      GROWTH
                                                                  FUND         FUND        FUND
                                                                SERVICE      SERVICE     SERVICE
                                                                 SHARES       SHARES    SHARES (a)
                                                              -----------   ---------   ----------
INVESTMENT INCOME:
   Dividends                                                  $   193,808   $   2,802   $  105,635
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                565,779     420,268      709,207
   Administrative expense fees                                     90,524      67,242      113,473
                                                              -----------   ---------   ----------
      Total expenses                                              656,303     487,510      822,680
                                                              -----------   ---------   ----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  5,018       5,895        4,960
   Administrative expense fees                                        803         944          794
                                                              -----------   ---------   ----------
      Total expenses                                                5,821       6,839        5,754
                                                              -----------   ---------   ----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                     --          --           --
   Administrative expense fees                                         --          --           --
                                                              -----------   ---------   ----------
      Total expenses                                                   --          --           --
                                                              -----------   ---------   ----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                     --         272           --
   Administrative expense fees                                         --          63           --
                                                              -----------   ---------   ----------
      Total expenses                                                   --         335           --
                                                              -----------   ---------   ----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                    392       1,234          891
   Administrative expense fees                                         60         189          137
                                                              -----------   ---------   ----------
      Total expenses                                                  452       1,423        1,028
                                                              -----------   ---------   ----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    135       1,263           51
   Administrative expense fees                                         18         163            7
                                                              -----------   ---------   ----------
      Total expenses                                                  153       1,426           58
                                                              -----------   ---------   ----------
         Total expenses                                           662,729     497,533      829,520
                                                              -----------   ---------   ----------
      Net investment income (loss)                               (468,921)   (494,731)    (723,885)
                                                              -----------   ---------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --          --           --
   Net realized gain (loss) from sales of investments          (2,339,140)         --      796,634
                                                              -----------   ---------   ----------
      Net realized gain (loss)                                 (2,339,140)         --      796,634
   Change in unrealized gain (loss)                            12,234,915          --    4,607,820
                                                              -----------   ---------   ----------
      Net realized and unrealized gain (loss)                   9,895,775          --    5,404,454
                                                              -----------   ---------   ----------
      Net increase (decrease) in net assets from operations   $ 9,426,854   $(494,731)  $4,680,569
                                                              ===========   =========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                 GOLDMAN        GOLDMAN
                                                                SACHS VIT      SACHS VIT
                                                                STRATEGIC      STRUCTURED   INVESCO V.I.
                                                              INTERNATIONAL   U.S. EQUITY      BASIC
                                                               EQUITY FUND        FUND       VALUE FUND
                                                                 SERVICE        SERVICE      SERIES II
                                                                  SHARES         SHARES      SHARES (a)
                                                              -------------   -----------   ------------
INVESTMENT INCOME:
   Dividends                                                   $   389,443    $   562,250    $  21,398
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                 392,396        572,269       76,228
   Administrative expense fees                                      62,783         91,563       12,196
                                                               -----------    -----------    ---------
      Total expenses                                               455,179        663,832       88,424
                                                               -----------    -----------    ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   2,823          6,420        1,192
   Administrative expense fees                                         452          1,027          191
                                                               -----------    -----------    ---------
      Total expenses                                                 3,275          7,447        1,383
                                                               -----------    -----------    ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                      --             --           --
   Administrative expense fees                                          --             --           --
                                                               -----------    -----------    ---------
      Total expenses                                                    --             --           --
                                                               -----------    -----------    ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                      --             --           --
   Administrative expense fees                                          --             --           --
                                                               -----------    -----------    ---------
      Total expenses                                                    --             --           --
                                                               -----------    -----------    ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   1,328            194          538
   Administrative expense fees                                         204             30           83
                                                               -----------    -----------    ---------
      Total expenses                                                 1,532            224          621
                                                               -----------    -----------    ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                     269             41          110
   Administrative expense fees                                          34              6           14
                                                               -----------    -----------    ---------
      Total expenses                                                   303             47          124
                                                               -----------    -----------    ---------
         Total expenses                                            460,289        671,550       90,552
                                                               -----------    -----------    ---------
      Net investment income (loss)                                 (70,846)      (109,300)     (69,154)
                                                               -----------    -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                   --             --           --
   Net realized gain (loss) from sales of investments           (1,696,220)    (4,205,181)    (538,044)
                                                               -----------    -----------    ---------
      Net realized gain (loss)                                  (1,696,220)    (4,205,181)    (538,044)
   Change in unrealized gain (loss)                              4,250,111      9,105,711      906,095
                                                               -----------    -----------    ---------
      Net realized and unrealized gain (loss)                    2,553,891      4,900,530      368,051
                                                               -----------    -----------    ---------
      Net increase (decrease) in net assets from operations    $ 2,483,045    $ 4,791,230    $ 298,897
                                                               ===========    ===========    =========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                              INVESCO V.I.   INVESCO V.I.
                                                                CAPITAL        CAPITAL      INVESCO V.I.
                                                              APPRECIATION   DEVELOPMENT        CORE
                                                                  FUND           FUND       EQUITY FUND
                                                                SERIES I      SERIES II       SERIES I
                                                               SHARES (a)     SHARES (a)     SHARES (a)
                                                              ------------   ------------   ------------
INVESTMENT INCOME:
   Dividends                                                   $  34,976       $    --       $  44,839
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                58,663         5,545          60,473
   Administrative expense fees                                     9,387           887           9,676
                                                               ---------       -------       ---------
      Total expenses                                              68,050         6,432          70,149
                                                               ---------       -------       ---------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   796            --           1,796
   Administrative expense fees                                       128            --             287
                                                               ---------       -------       ---------
      Total expenses                                                 924            --           2,083
                                                               ---------       -------       ---------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --            --              --
   Administrative expense fees                                        --            --              --
                                                               ---------       -------       ---------
      Total expenses                                                  --            --              --
                                                               ---------       -------       ---------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --            --              --
   Administrative expense fees                                        --            --              --
                                                               ---------       -------       ---------
      Total expenses                                                  --            --              --
                                                               ---------       -------       ---------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   836            --             129
   Administrative expense fees                                       128            --              20
                                                               ---------       -------       ---------
      Total expenses                                                 964            --             149
                                                               ---------       -------       ---------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                     1            --             514
   Administrative expense fees                                        --            --              66
                                                               ---------       -------       ---------
      Total expenses                                                   1            --             580
                                                               ---------       -------       ---------
         Total expenses                                           69,939         6,432          72,961
                                                               ---------       -------       ---------
      Net investment income (loss)                               (34,963)       (6,432)        (28,122)
                                                               ---------       -------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --            --              --
   Net realized gain (loss) from sales of investments           (212,550)       (7,898)       (160,367)
                                                               ---------       -------       ---------
      Net realized gain (loss)                                  (212,550)       (7,898)       (160,367)
   Change in unrealized gain (loss)                              851,096        82,363         494,775
                                                               ---------       -------       ---------
      Net realized and unrealized gain (loss)                    638,546        74,465         334,408
                                                               ---------       -------       ---------
      Net increase (decrease) in net assets from operations    $ 603,583       $68,033       $ 306,286
                                                               =========       =======       =========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                              INVESCO V.I.                    JANUS
                                                                 GLOBAL      INVESCO V.I.     ASPEN
                                                              HEALTH CARE     LARGE CAP       FORTY
                                                                  FUND       GROWTH FUND    PORTFOLIO
                                                                SERIES I       SERIES I      SERVICE
                                                               SHARES (a)     SHARES (a)      SHARES
                                                              ------------   ------------   ---------
INVESTMENT INCOME:
   Dividends                                                    $     --       $  5,689      $    45
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                                42,166         15,263           --
   Administrative expense fees                                     6,746          2,442           --
                                                                --------       --------      -------
      Total expenses                                              48,912         17,705           --
                                                                --------       --------      -------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   844            221           --
   Administrative expense fees                                       134             36           --
                                                                --------       --------      -------
      Total expenses                                                 978            257           --
                                                                --------       --------      -------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --             --           12
   Administrative expense fees                                        --             --            3
                                                                --------       --------      -------
      Total expenses                                                  --             --           15
                                                                --------       --------      -------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --             --          127
   Administrative expense fees                                        --             --           30
                                                                --------       --------      -------
      Total expenses                                                  --             --          157
                                                                --------       --------      -------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   102             29           --
   Administrative expense fees                                        16              4           --
                                                                --------       --------      -------
      Total expenses                                                 118             33           --
                                                                --------       --------      -------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --             --           --
   Administrative expense fees                                        --             --           --
                                                                --------       --------      -------
      Total expenses                                                  --             --           --
                                                                --------       --------      -------
         Total expenses                                           50,008         17,995          172
                                                                --------       --------      -------
      Net investment income (loss)                               (50,008)       (12,306)        (127)
                                                                --------       --------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --             --           --
   Net realized gain (loss) from sales of investments            (32,799)        16,172        2,187
                                                                --------       --------      -------
      Net realized gain (loss)                                   (32,799)        16,172        2,187
   Change in unrealized gain (loss)                              201,410        171,759       (1,115)
                                                                --------       --------      -------
      Net realized and unrealized gain (loss)                    168,611        187,931        1,072
                                                                --------       --------      -------
      Net increase (decrease) in net assets from operations     $118,603       $175,625      $   945
                                                                ========       ========      =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                JANUS
                                                                ASPEN         JANUS       JANUS
                                                              GROWTH AND      ASPEN       ASPEN
                                                                INCOME        JANUS      OVERSEAS
                                                              PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                               SERVICE       SERVICE     SERVICE
                                                              SHARES (b)      SHARES      SHARES
                                                              ----------   ----------   ---------
INVESTMENT INCOME:
   Dividends                                                  $  48,740    $   22,222    $  114
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               28,702        76,497        --
   Administrative expense fees                                    4,592        12,239        --
                                                              ---------    ----------    ------
      Total expenses                                             33,294        88,736        --
                                                              ---------    ----------    ------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  260           318        --
   Administrative expense fees                                       41            51        --
                                                              ---------    ----------    ------
      Total expenses                                                301           369        --
                                                              ---------    ----------    ------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   --            --       105
   Administrative expense fees                                       --            --        31
                                                              ---------    ----------    ------
      Total expenses                                                 --            --       136
                                                              ---------    ----------    ------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --            --        --
   Administrative expense fees                                       --            --        --
                                                              ---------    ----------    ------
      Total expenses                                                 --            --        --
                                                              ---------    ----------    ------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   92           737        --
   Administrative expense fees                                       14           114        --
                                                              ---------    ----------    ------
      Total expenses                                                106           851        --
                                                              ---------    ----------    ------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --            --        --
   Administrative expense fees                                       --            --        --
                                                              ---------    ----------    ------
      Total expenses                                                 --            --        --
                                                              ---------    ----------    ------
         Total expenses                                          33,701        89,956       136
                                                              ---------    ----------    ------
      Net investment income (loss)                               15,039       (67,734)      (22)
                                                              ---------    ----------    ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --            --        --
   Net realized gain (loss) from sales of investments          (165,177)     (190,657)       69
                                                              ---------    ----------    ------
      Net realized gain (loss)                                 (165,177)     (190,657)       69
   Change in unrealized gain (loss)                             535,731     1,016,481     4,601
                                                              ---------    ----------    ------
      Net realized and unrealized gain (loss)                   370,554       825,824     4,670
                                                              ---------    ----------    ------
      Net increase (decrease) in net assets from operations   $ 385,593    $  758,090    $4,648
                                                              =========    ==========    ======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                MFS(R)     MFS(R)      MFS(R)
                                                              MID CAP       NEW        TOTAL
                                                               GROWTH    DISCOVERY     RETURN
                                                               SERIES      SERIES      SERIES
                                                              SERVICE     SERVICE     SERVICE
                                                               CLASS       CLASS       CLASS
                                                              --------   ---------   ---------
INVESTMENT INCOME:
   Dividends                                                  $     --    $     --    $154,901
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               7,633      30,771      74,009
   Administrative expense fees                                   1,221       4,923      11,841
                                                              --------    --------    --------
      Total expenses                                             8,854      35,694      85,850
                                                              --------    --------    --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                  --          46       2,225
   Administrative expense fees                                      --           7         356
                                                              --------    --------    --------
      Total expenses                                                --          53       2,581
                                                              --------    --------    --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                  --          --          --
   Administrative expense fees                                      --          --          --
                                                              --------    --------    --------
      Total expenses                                                --          --          --
                                                              --------    --------    --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                  --          --          --
   Administrative expense fees                                      --          --          --
                                                              --------    --------    --------
      Total expenses                                                --          --          --
                                                              --------    --------    --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  72          --         132
   Administrative expense fees                                      11          --          20
                                                              --------    --------    --------
      Total expenses                                                83          --         152
                                                              --------    --------    --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                 259          --          --
   Administrative expense fees                                      34          --          --
                                                              --------    --------    --------
      Total expenses                                               293          --          --
                                                              --------    --------    --------
         Total expenses                                          9,230      35,747      88,583
                                                              --------    --------    --------
      Net investment income (loss)                              (9,230)    (35,747)     66,318
                                                              --------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor               --          --          --
   Net realized gain (loss) from sales of investments           (5,326)    121,301     (25,592)
                                                              --------    --------    --------
      Net realized gain (loss)                                  (5,326)    121,301     (25,592)
   Change in unrealized gain (loss)                            172,070     693,015     421,877
                                                              --------    --------    --------
      Net realized and unrealized gain (loss)                  166,744     814,316     396,285
                                                              --------    --------    --------
      Net increase (decrease) in net assets from operations   $157,514    $778,569    $462,603
                                                              ========    ========    ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                         OPPENHEIMER
                                                                MFS(R)    OPPENHEIMER      CAPITAL
                                                              UTILITIES     BALANCED    APPRECIATION
                                                                SERIES      FUND/VA       FUND/VA
                                                               SERVICE      SERVICE       SERVICE
                                                                CLASS        SHARES        SHARES
                                                              ---------   -----------   ------------
INVESTMENT INCOME:
   Dividends                                                   $100,386    $ 20,404       $     --
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               42,014      22,110         26,585
   Administrative expense fees                                    6,722       3,537          4,253
                                                               --------    --------       --------
      Total expenses                                             48,736      25,647         30,838
                                                               --------    --------       --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                   63          42            241
   Administrative expense fees                                       11           7             39
                                                               --------    --------       --------
      Total expenses                                                 74          49            280
                                                               --------    --------       --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   --          --             --
   Administrative expense fees                                       --          --             --
                                                               --------    --------       --------
      Total expenses                                                 --          --             --
                                                               --------    --------       --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --          --             --
   Administrative expense fees                                       --          --             --
                                                               --------    --------       --------
      Total expenses                                                 --          --             --
                                                               --------    --------       --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   --          --            264
   Administrative expense fees                                       --          --             41
                                                               --------    --------       --------
      Total expenses                                                 --          --            305
                                                               --------    --------       --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --          --             --
   Administrative expense fees                                       --          --             --
                                                               --------    --------       --------
      Total expenses                                                 --          --             --
                                                               --------    --------       --------
         Total expenses                                          48,810      25,696         31,423
                                                               --------    --------       --------
      Net investment income (loss)                               51,576      (5,292)       (31,423)
                                                               --------    --------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --          --             --
   Net realized gain (loss) from sales of investments           (72,035)    (55,636)        91,495
                                                               --------    --------       --------
      Net realized gain (loss)                                  (72,035)    (55,636)        91,495
   Change in unrealized gain (loss)                             385,770     242,490         76,480
                                                               --------    --------       --------
      Net realized and unrealized gain (loss)                   313,735     186,854        167,975
                                                               --------    --------       --------
      Net increase (decrease) in net assets from operations    $365,311    $181,562       $136,552
                                                               ========    ========       ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                              OPPENHEIMER   OPPENHEIMER
                                                                GLOBAL         HIGH       OPPENHEIMER
                                                              SECURITIES      INCOME      MAIN STREET
                                                               FUND/VA       FUND/VA        FUND(R)/VA
                                                               SERVICE       SERVICE        SERVICE
                                                                SHARES        SHARES         SHARES
                                                              -----------   -----------   ------------
INVESTMENT INCOME:
   Dividends                                                   $ 63,674      $  96,758      $  9,199
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               62,591         20,950        12,593
   Administrative expense fees                                   10,015          3,352         2,015
                                                               --------      ---------      --------
      Total expenses                                             72,606         24,302        14,608
                                                               --------      ---------      --------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                1,623             55            --
   Administrative expense fees                                      259              9            --
                                                               --------      ---------      --------
      Total expenses                                              1,882             64            --
                                                               --------      ---------      --------
Directed Advisory Solutions:
   Mortality and expense risk fees                                   --             --            --
   Administrative expense fees                                       --             --            --
                                                               --------      ---------      --------
      Total expenses                                                 --             --            --
                                                               --------      ---------      --------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                   --             --            --
   Administrative expense fees                                       --             --            --
                                                               --------      ---------      --------
      Total expenses                                                 --             --            --
                                                               --------      ---------      --------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                  135            133           134
   Administrative expense fees                                       21             21            21
                                                               --------      ---------      --------
      Total expenses                                                156            154           155
                                                               --------      ---------      --------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                   --             --            --
   Administrative expense fees                                       --             --            --
                                                               --------      ---------      --------
      Total expenses                                                 --             --            --
                                                               --------      ---------      --------
         Total expenses                                          74,644         24,520        14,763
                                                               --------      ---------      --------
      Net investment income (loss)                              (10,970)        72,238        (5,564)
                                                               --------      ---------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                --             --            --
   Net realized gain (loss) from sales of investments            98,236       (485,372)        7,746
                                                               --------      ---------      --------
      Net realized gain (loss)                                   98,236       (485,372)        7,746
   Change in unrealized gain (loss)                             560,689        615,743       129,500
                                                               --------      ---------      --------
      Net realized and unrealized gain (loss)                   658,925        130,371       137,246
                                                               --------      ---------      --------
      Net increase (decrease) in net assets from operations    $647,955      $ 202,609      $131,682
                                                               ========      =========      ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                               PIONEER       PIONEER
                                                               EMERGING    REAL ESTATE      T. ROWE
                                                               MARKETS        SHARES         PRICE
                                                                 VCT           VCT       INTERNATIONAL
                                                              PORTFOLIO     PORTFOLIO        STOCK
                                                               CLASS II      CLASS II      PORTFOLIO
                                                              ----------   -----------   -------------
INVESTMENT INCOME:
   Dividends                                                  $   38,770    $  156,727    $   166,436
EXPENSES:
Commonwealth Annuity Advantage and ExecAnnuity Plus:
   Mortality and expense risk fees                               152,755        78,675        233,968
   Administrative expense fees                                    24,441        12,587         37,435
                                                              ----------    ----------    -----------
      Total expenses                                             177,196        91,262        271,403
                                                              ----------    ----------    -----------
Commonwealth Annuity Immediate Advantage:
   Mortality and expense risk fees                                 1,561         2,224          1,726
   Administrative expense fees                                       250           355            276
                                                              ----------    ----------    -----------
      Total expenses                                               1,811         2,579          2,002
                                                              ----------    ----------    -----------
Directed Advisory Solutions:
   Mortality and expense risk fees                                    --            --             --
   Administrative expense fees                                        --            --             --
                                                              ----------    ----------    -----------
      Total expenses                                                  --            --             --
                                                              ----------    ----------    -----------
Commonwealth Annuity Value Generation:
   Mortality and expense risk fees                                    --            --             --
   Administrative expense fees                                        --            --             --
                                                              ----------    ----------    -----------
      Total expenses                                                  --            --             --
                                                              ----------    ----------    -----------
Commonwealth Annuity Premier Choice:
   Mortality and expense risk fees                                   438            --          1,137
   Administrative expense fees                                        67            --            175
                                                              ----------    ----------    -----------
      Total expenses                                                 505            --          1,312
                                                              ----------    ----------    -----------
Commonwealth Annuity Premier Choice with Optional Rider:
   Mortality and expense risk fees                                    --            --              1
   Administrative expense fees                                        --            --             --
                                                              ----------    ----------    -----------
      Total expenses                                                  --            --              1
                                                              ----------    ----------    -----------
         Total expenses                                          179,512        93,841        274,718
                                                              ----------    ----------    -----------
      Net investment income (loss)                              (140,742)       62,886       (108,282)
                                                              ----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --            --         55,479
   Net realized gain (loss) from sales of investments            441,232      (138,618)      (332,638)
                                                              ----------    ----------    -----------
      Net realized gain (loss)                                   441,232      (138,618)      (277,159)
   Change in unrealized gain (loss)                            1,341,560     1,584,778      2,593,066
                                                              ----------    ----------    -----------
      Net realized and unrealized gain (loss)                  1,782,792     1,446,160      2,315,907
                                                              ----------    ----------    -----------
      Net increase (decrease) in net assets from operations   $1,642,050    $1,509,046    $ 2,207,625
                                                              ==========    ==========    ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                       ALLIANCE-               ALLIANCE-                   ALLIANCE-
                                                     BERNSTEIN VPS           BERNSTEIN VPS               BERNSTEIN VPS
                                                        GROWTH             GROWTH AND INCOME            LARGE CAP GROWTH
                                                   PORTFOLIO CLASS B       PORTFOLIO CLASS B           PORTFOLIO CLASS B
                                                   -----------------   -------------------------   -------------------------
                                                     2010     2009         2010          2009          2010          2009
                                                    ------   ------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                  $  (41)  $  (36)   $  (260,385)  $   379,848   $  (145,782)  $  (180,004)
      Net realized gain (loss)                           4       (6)    (1,584,141)   (2,920,822)     (151,274)   (1,051,216)
      Change in unrealized gain (loss)                 964    1,644      3,663,506     5,634,342     1,222,478     4,909,727
                                                    ------   ------    -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                    927    1,602      1,818,980     3,093,368       925,422     3,678,507
                                                    ------   ------    -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             --       --         18,749        24,617         9,601         9,550
      Withdrawals                                       --       --     (2,319,158)   (2,423,781)   (1,406,110)   (1,333,115)
      Contract benefits                                 --       --       (183,647)     (196,369)      (83,506)      (92,391)
      Contract charges                                  (4)      (5)       (12,417)      (14,842)       (8,726)      (10,026)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                     --       --       (904,319)   (1,113,477)     (394,982)   (1,320,858)
      Other transfers from (to) the General
         Account                                        --       --         23,802         5,206         5,191         3,456
                                                    ------   ------    -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                          (4)      (5)    (3,376,990)   (3,718,646)   (1,878,532)   (2,743,384)
                                                    ------   ------    -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets            923    1,597     (1,558,010)     (625,278)     (953,110)      935,123
NET ASSETS:
   Beginning of year                                 6,610    5,013     19,362,037    19,987,315    13,512,677    12,577,554
                                                    ------   ------    -----------   -----------   -----------   -----------
   End of year                                      $7,533   $6,610    $17,804,027   $19,362,037   $12,559,567   $13,512,677
                                                    ======   ======    ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                          ALLIANCE-
                                                        BERNSTEIN VPS               ALLIANCE-                 DELAWARE VIP
                                                          SMALL/MID               BERNSTEIN VPS              INTERNATIONAL
                                                          CAP VALUE                   VALUE               VALUE EQUITY SERIES
                                                      PORTFOLIO CLASS B         PORTFOLIO CLASS B            STANDARD CLASS
                                                   -----------------------   -----------------------   -------------------------
                                                      2010         2009         2010         2009          2010          2009
                                                   ----------   ----------   ----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (69,486)  $  (31,992)  $    5,370   $   24,938   $   456,930   $   324,153
      Net realized gain (loss)                         13,146     (234,809)     (74,813)    (171,140)   (1,673,235)   (3,017,931)
      Change in unrealized gain (loss)              1,372,570    2,053,408      201,357      393,799     2,841,815     8,025,200
                                                   ----------   ----------   ----------   ----------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                 1,316,230    1,786,607      131,914      247,597     1,625,510     5,331,422
                                                   ----------   ----------   ----------   ----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            18,299       35,160        2,900        6,419        35,079        31,413
      Withdrawals                                    (602,409)    (530,523)    (201,981)    (130,324)   (2,290,251)   (2,410,479)
      Contract benefits                              (288,540)     (28,546)     (22,997)      (2,053)     (370,643)     (170,066)
      Contract charges                                 (3,452)      (3,450)        (611)        (716)      (13,516)      (15,612)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  (130,926)     (55,203)     (10,790)     (85,099)     (472,686)     (875,829)
      Other transfers from (to) the General
         Account                                       83,029          212         (211)         142        77,304         9,513
                                                   ----------   ----------   ----------   ----------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                       (923,999)    (582,350)    (233,690)    (211,631)   (3,034,713)   (3,431,060)
                                                   ----------   ----------   ----------   ----------   -----------   -----------
      Net increase (decrease) in net assets           392,231    1,204,257     (101,776)      35,966    (1,409,203)    1,900,362
NET ASSETS:
   Beginning of year                                5,900,220    4,695,963    1,551,262    1,515,296    20,723,995    18,823,633
                                                   ----------   ----------   ----------   ----------   -----------   -----------
   End of year                                     $6,292,451   $5,900,220   $1,449,486   $1,551,262   $19,314,792   $20,723,995
                                                   ==========   ==========   ==========   ==========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                         DELAWARE VIP                                      DWS
                                                          SMID CAP                    DWS          GOVERNMENT & AGENCY
                                                        GROWTH SERIES          EQUITY 500 INDEX         SECURITIES
                                                      SERVICE CLASS (a)           VIP CLASS A          VIP CLASS A
                                                   -----------------------   -------------------   -------------------
                                                      2010         2009        2010       2009       2010       2009
                                                   ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (41,257)  $  (34,222)  $    564   $  1,009   $  2,341   $  2,645
      Net realized gain (loss)                         (3,749)    (149,797)    (1,147)    (4,214)     1,266        791
      Change in unrealized gain (loss)                891,420    1,037,607      5,909     15,070       (242)     1,549
                                                   ----------   ----------   --------   --------   --------   --------
      Net increase (decrease) in net assets from
         operations                                   846,414      853,588      5,326     11,865      3,365      4,985
                                                   ----------   ----------   --------   --------   --------   --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             6,887        6,161         --         --         --         --
      Withdrawals                                    (331,947)    (197,717)   (17,070)   (15,956)   (21,154)   (24,774)
      Contract benefits                                (6,662)      (1,150)        --         --         --         --
      Contract charges                                 (1,642)      (1,760)        --         --         --         (7)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                    66,780      (37,484)        --         --         --         --
      Other transfers from (to) the General
         Account                                          610        2,524         --         --         --         --
                                                   ----------   ----------   --------   --------   --------   --------
      Net increase (decrease) in net assets from
         contract transactions                       (265,974)    (229,426)   (17,070)   (15,956)   (21,154)   (24,781)
                                                   ----------   ----------   --------   --------   --------   --------
      Net increase (decrease) in net assets           580,440      624,162    (11,744)    (4,091)   (17,789)   (19,796)
NET ASSETS:
   Beginning of year                                2,703,054    2,078,892     55,118     59,209     66,250     86,046
                                                   ----------   ----------   --------   --------   --------   --------
   End of year                                     $3,283,494   $2,703,054   $ 43,374   $ 55,118   $ 48,461   $ 66,250
                                                   ==========   ==========   ========   ========   ========   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                          DWS                    DWS                       DWS
                                                    SMALL CAP INDEX        STRATEGIC VALUE              TECHNOLOGY
                                                      VIP CLASS A            VIP CLASS A               VIP CLASS A
                                                   -----------------   -----------------------   -----------------------
                                                     2010      2009       2010         2009         2010         2009
                                                   -------   -------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $    64   $   303   $    6,091   $   34,657   $  (42,972)  $  (37,063)
      Net realized gain (loss)                        (568)     (113)    (145,918)    (305,721)    (120,202)    (419,501)
      Change in unrealized gain (loss)               7,458     6,998      257,979      509,388      636,723    1,610,044
                                                   -------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                  6,954     7,188      118,152      238,324      473,549    1,153,480
                                                   -------   -------   ----------   ----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             --        --        2,339        2,571       10,119        8,777
      Withdrawals                                   (8,004)   (7,173)    (127,387)    (160,036)    (259,904)    (255,342)
      Contract benefits                                 --        --      (23,408)     (14,536)     (13,996)     (18,185)
      Contract charges                                  (7)       (7)        (872)      (1,041)      (2,518)      (2,716)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                     --        --      (12,447)     (18,174)    (126,706)      59,867
      Other transfers from (to) the General
         Account                                        --        --          711          250        1,005          742
                                                   -------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                      (8,011)   (7,180)    (161,064)    (190,966)    (392,000)    (206,857)
                                                   -------   -------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets         (1,057)        8      (42,912)      47,358       81,549      946,623
NET ASSETS:
   Beginning of year                                33,947    33,939    1,230,223    1,182,865    3,175,792    2,229,169
                                                   -------   -------   ----------   ----------   ----------   ----------
   End of year                                     $32,890   $33,947   $1,187,311   $1,230,223   $3,257,341   $3,175,792
                                                   =======   =======   ==========   ==========   ==========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY VIP               FIDELITY VIP
                                                        EATON VANCE VT             ASSET MANAGER(SM)            CONTRAFUND(R)
                                                         FLOATING-RATE                PORTFOLIO                  PORTFOLIO
                                                          INCOME FUND               INITIAL CLASS             SERVICE CLASS 2
                                                   -----------------------   -------------------------   -------------------------
                                                      2010         2009          2010          2009          2010          2009
                                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  125,748   $  108,930   $    15,988   $   159,456   $   (88,318)  $   (56,394)
      Net realized gain (loss)                          6,470     (204,497)     (382,523)   (1,000,321)     (577,649)   (2,023,743)
      Change in unrealized gain (loss)                181,448    1,130,812     2,308,737     4,716,878     3,266,364     7,079,731
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                   313,666    1,035,245     1,942,202     3,876,013     2,600,397     4,999,594
                                                   ----------   ----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             3,677        2,890        28,551        35,502        17,236        28,774
      Withdrawals                                    (528,110)    (393,668)   (1,887,493)   (1,712,908)   (2,407,919)   (1,838,360)
      Contract benefits                               (20,825)     (38,660)     (241,656)     (304,859)     (144,207)     (106,445)
      Contract charges                                 (1,372)      (1,470)      (12,249)      (14,274)       (8,377)       (9,330)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   837,909      963,299    (1,615,148)    1,286,603       210,590    (1,259,086)
      Other transfers from (to) the General
         Account.                                       8,057          142        31,139        37,485         4,809         5,416
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                        299,336      532,533    (3,696,856)     (672,451)   (2,327,868)   (3,179,031)
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets           613,002    1,567,778    (1,754,654)    3,203,562       272,529     1,820,563
NET ASSETS:
   Beginning of year                                3,987,836    2,420,058    18,348,858    15,145,296    19,209,583    17,389,020
                                                   ----------   ----------   -----------   -----------   -----------   -----------
   End of year                                     $4,600,838   $3,987,836   $16,594,204   $18,348,858   $19,482,112   $19,209,583
                                                   ==========   ==========   ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                           FIDELITY VIP                 FIDELITY VIP              FIDELITY VIP
                                                          EQUITY-INCOME                    GROWTH               GROWTH & INCOME
                                                             PORTFOLIO                   PORTFOLIO                 PORTFOLIO
                                                           INITIAL CLASS               INITIAL CLASS            SERVICE CLASS 2
                                                   ---------------------------   --------------------------   -------------------
                                                       2010            2009          2010           2009        2010       2009
                                                   ------------   ------------   ------------   -----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $    240,035   $    553,488   $   (733,643)  $  (586,099)  $   (173)  $    210
      Net realized gain (loss)                       (2,290,394)    (6,929,166)      (667,456)   (3,750,656)       (91)      (217)
      Change in unrealized gain (loss)               11,708,690     24,445,934     13,898,742    17,834,281     14,227     21,000
                                                   ------------   ------------   ------------   -----------   --------   --------
      Net increase (decrease) in net assets from
         operations                                   9,658,331     18,070,256     12,497,643    13,497,526     13,963     20,993
                                                   ------------   ------------   ------------   -----------   --------   --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             201,515        258,953        235,068       284,349         --         --
      Withdrawals                                    (8,943,193)    (8,176,816)    (7,507,913)   (6,195,475)        --         --
      Contract benefits                                (893,955)    (1,012,856)      (510,826)     (750,895)        --         --
      Contract charges                                  (71,179)       (78,500)       (70,086)      (77,103)       (16)       (30)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  (1,170,488)    (3,286,580)    (2,538,853)   (1,705,036)        --         --
      Other transfers from (to) the General
         Account.                                        86,452        106,723         44,278        55,021         --         --
                                                   ------------   ------------   ------------   -----------   --------   --------
      Net increase (decrease) in net assets from
         contract transactions                      (10,790,848)   (12,189,076)   (10,348,332)   (8,389,139)       (16)       (30)
                                                   ------------   ------------   ------------   -----------   --------   --------
      Net increase (decrease) in net assets          (1,132,517)     5,881,180      2,149,311     5,108,387     13,947     20,963
NET ASSETS:
   Beginning of year                                 80,097,001     74,215,821     63,398,322    58,289,935    101,170     80,207
                                                   ------------   ------------   ------------   -----------   --------   --------
   End of year                                     $ 78,964,484   $ 80,097,001   $ 65,547,633   $63,398,322   $115,117   $101,170
                                                   ============   ============   ============   ===========   ========   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY VIP               FIDELITY VIP                FIDELITY VIP
                                                     GROWTH OPPORTUNITIES            HIGH INCOME                  MID CAP
                                                           PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                                        SERVICE CLASS 2             INITIAL CLASS             SERVICE CLASS 2
                                                   -----------------------   -------------------------   -------------------------
                                                      2010         2009          2010          2009          2010          2009
                                                   ----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (23,978)  $  (16,306)  $ 1,313,343   $ 1,327,841   $  (111,927)  $   (77,601)
      Net realized gain (loss)                        (23,975)    (134,525)   (1,519,749)   (3,285,574)        3,541    (1,110,556)
      Change in unrealized gain (loss)                434,190      638,101     2,714,519     9,116,723     2,070,468     3,530,486
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                   386,237      487,270     2,508,113     7,158,990     1,962,082     2,342,329
                                                   ----------   ----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             4,459        6,914        53,166        55,869        13,118        15,858
      Withdrawals                                    (278,430)    (184,152)   (2,973,101)   (2,754,823)   (1,152,492)     (895,297)
      Contract benefits                                (8,633)      (3,335)     (412,839)     (353,568)     (130,819)      (63,879)
      Contract charges                                 (1,167)      (1,281)      (18,680)      (21,261)       (4,217)       (4,596)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   335,871       75,139       (67,808)     (388,700)        8,297    (1,310,253)
      Other transfers from (to) the General
         Account                                          (23)          (1)       75,557        97,045        94,261           463
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                         52,077     (106,716)   (3,343,705)   (3,365,438)   (1,171,852)   (2,257,704)
                                                   ----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets           438,314      380,554      (835,592)    3,793,552       790,230        84,625
NET ASSETS:
   Beginning of year                                1,633,750    1,253,196    22,726,843    18,933,291     8,036,518     7,951,893
                                                   ----------   ----------   -----------   -----------   -----------   -----------
   End of year                                     $2,072,064   $1,633,750   $21,891,251   $22,726,843   $ 8,826,748   $ 8,036,518
                                                   ==========   ==========   ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                         FIDELITY VIP                FIDELITY VIP            FT VIP FRANKLIN
                                                           OVERSEAS                VALUE STRATEGIES         GROWTH AND INCOME
                                                           PORTFOLIO                  PORTFOLIO                 SECURITIES
                                                         INITIAL CLASS             SERVICE CLASS 2             FUND CLASS 2
                                                   -------------------------   -----------------------   -----------------------
                                                       2010          2009         2010         2009         2010         2009
                                                   -----------   -----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $   (21,118)  $   115,961   $  (27,638)  $  (19,460)  $   33,599   $   49,603
      Net realized gain (loss)                        (803,382)   (1,825,779)     (96,469)    (455,451)    (112,664)    (263,116)
      Change in unrealized gain (loss)               2,786,328     5,922,177      575,665    1,301,882      291,220      526,959
                                                   -----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                  1,961,828     4,212,359      451,558      826,971      212,155      313,446
                                                   -----------   -----------   ----------   ----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             38,839        52,878        1,941        9,667          677        1,919
      Withdrawals                                   (2,175,079)   (2,058,445)    (264,157)    (143,988)    (178,156)    (230,748)
      Contract benefits                               (152,966)     (183,395)     (15,866)     (11,974)     (39,038)     (15,756)
      Contract charges                                 (19,509)      (22,110)        (989)      (1,009)      (1,239)      (1,407)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   (624,148)   (1,019,630)    (429,767)     289,031      142,553      (95,250)
      Other transfers from (to) the General
         Account                                         8,660        19,126        1,571         (472)         744          556
                                                   -----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                      (2,924,203)   (3,211,576)    (707,267)     141,255      (74,459)    (340,686)
                                                   -----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets           (962,375)    1,000,783     (255,709)     968,226      137,696      (27,240)
NET ASSETS:
   Beginning of year                                20,601,717    19,600,934    2,402,866    1,434,640    1,554,103    1,581,343
                                                   -----------   -----------   ----------   ----------   ----------   ----------
   End of year                                     $19,639,342   $20,601,717   $2,147,157   $2,402,866   $1,691,799   $1,554,103
                                                   ===========   ===========   ==========   ==========   ==========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    FT VIP FRANKLIN
                                                       FT VIP FRANKLIN      FT VIP FRANKLIN          SMALL-MID CAP
                                                      LARGE CAP GROWTH      SMALL CAP VALUE              GROWTH
                                                         SECURITIES           SECURITIES               SECURITIES
                                                        FUND CLASS 2         FUND CLASS 2             FUND CLASS 2
                                                   ---------------------   -----------------   -------------------------
                                                      2010        2009       2010      2009        2010          2009
                                                   ---------   ---------   -------   -------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (4,271)  $    (494)  $  (178)  $    13   $  (165,831)  $  (152,210)
      Net realized gain (loss)                        (2,374)    (72,832)     (329)      719      (193,926)   (1,230,562)
      Change in unrealized gain (loss)                68,448     253,821     5,847     3,703     2,988,173     5,000,308
                                                   ---------   ---------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                   61,803     180,495     5,340     4,435     2,628,416     3,617,536
                                                   ---------   ---------   -------   -------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            4,765          30        --        --        14,297        25,783
      Withdrawals                                    (90,181)   (162,413)   (4,796)       --    (1,217,113)   (1,323,824)
      Contract benefits                               (2,294)         --      (267)       --       (63,681)     (101,393)
      Contract charges                                  (400)       (472)      (16)      (16)       (7,872)       (8,663)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  (48,531)    (77,162)   14,592        --      (876,638)     (709,370)
      Other transfers from (to) the General
         Account                                        (318)        161         3        --         3,747         3,349
                                                   ---------   ---------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (136,959)   (239,856)    9,516       (16)   (2,147,260)   (2,114,118)
                                                   ---------   ---------   -------   -------   -----------   -----------
      Net increase (decrease) in net assets          (75,156)    (59,361)   14,856     4,419       481,156     1,503,418
NET ASSETS:
   Beginning of year                                 760,938     820,299    20,767    16,348    11,684,712    10,181,294
                                                   ---------   ---------   -------   -------   -----------   -----------
   End of year                                     $ 685,782   $ 760,938   $35,623   $20,767   $12,165,868   $11,684,712
                                                   =========   =========   =======   =======   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                            FT VIP                      FT VIP                GOLDMAN SACHS VIT
                                                         MUTUAL SHARES                TEMPLETON                   CORE FIXED
                                                          SECURITIES              FOREIGN SECURITIES             INCOME FUND
                                                         FUND CLASS 2                FUND CLASS 2               SERVICE SHARES
                                                   ------------------------   -------------------------   -------------------------
                                                       2010         2009          2010          2009          2010          2009
                                                   -----------   ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $     3,879   $   23,341   $    32,955   $   141,414   $   741,839   $ 1,639,028
      Net realized gain (loss)                        (146,883)    (305,262)       81,159          (879)     (215,253)   (1,578,050)
      Change in unrealized gain (loss)                 518,159    1,249,380       286,382     1,805,821     2,114,010     5,823,128
                                                   -----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                    375,155      967,459       400,496     1,946,356     2,640,596     5,884,106
                                                   -----------   ----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                              1,437        7,985         9,361         8,327        59,421        64,312
      Withdrawals                                     (594,299)    (351,078)     (632,109)     (836,301)   (6,902,426)   (7,154,789)
      Contract benefits                               (159,773)     (15,869)      (55,212)      (52,533)     (463,928)   (1,131,204)
      Contract charges                                  (2,588)      (2,706)       (3,570)       (4,100)      (27,220)      (32,707)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   (357,035)     426,878      (395,136)     (491,523)      914,857       243,755
      Other transfers from (to) the General
         Account                                          (154)        (557)          614         1,788       282,336        30,347
                                                   -----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (1,112,412)      64,653    (1,076,052)   (1,374,342)   (6,136,960)   (7,980,286)
                                                   -----------   ----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets           (737,257)   1,032,112      (675,556)      572,014    (3,496,364)   (2,096,180)
NET ASSETS:
   Beginning of year                                 4,919,619    3,887,507     7,363,860     6,791,846    49,082,399    51,178,579
                                                   -----------   ----------   -----------   -----------   -----------   -----------
   End of year                                     $ 4,182,362   $4,919,619   $ 6,688,304   $ 7,363,860   $45,586,035   $49,082,399
                                                   ===========   ==========   ===========   ===========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        GOLDMAN SACHS VIT          GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                           EQUITY INDEX               GOVERNMENT            GROWTH OPPORTUNITIES
                                                               FUND                   INCOME FUND                   FUND
                                                         SERVICE SHARES             SERVICE SHARES             SERVICE SHARES
                                                   --------------------------  -------------------------  -------------------------
                                                       2010          2009          2010          2009         2010         2009
                                                   -----------   ------------  -----------   -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $    98,733   $    359,361  $    78,421   $   656,448  $  (539,730)  $  (477,635)
      Net realized gain (loss)                        (504,051)    (4,083,418)     379,323       373,398   (1,538,156)   (5,196,481)
      Change in unrealized gain (loss)               9,439,028     18,756,061      593,820       472,322    8,068,370    20,337,881
                                                   -----------   ------------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets from
         operations                                  9,033,710     15,032,004    1,051,564     1,502,168    5,990,484    14,663,765
                                                   -----------   ------------  -----------   -----------  -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            141,812        180,299       53,624        47,416       78,043        84,429
      Withdrawals                                   (8,029,708)    (8,686,944)  (3,538,056)   (4,355,657)  (4,405,387)   (3,912,733)
      Contract benefits                             (1,211,270)    (1,295,039)    (207,835)     (517,757)    (338,633)     (260,504)
      Contract charges                                 (71,129)       (79,995)     (14,681)      (17,904)     (30,539)      (33,727)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   (706,517)    (1,378,748)     736,868    (4,415,971)    (847,967)   (2,242,154)
      Other transfers from (to) the General
         Account                                        69,438        170,562       29,417        59,447       12,969        28,827
                                                   -----------   ------------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (9,807,374)   (11,089,865)  (2,940,663)   (9,200,426)  (5,531,514)   (6,335,862)
                                                   -----------   ------------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets           (773,664)     3,942,139   (1,889,099)   (7,698,258)     458,970     8,327,903
NET ASSETS:
   Beginning of year                                75,778,171     71,836,032   28,715,138    36,413,396   38,152,790    29,824,887
                                                   -----------   ------------  -----------   -----------  -----------   -----------
   End of year                                     $75,004,507   $ 75,778,171  $26,826,039   $28,715,138  $38,611,760   $38,152,790
                                                   ===========   ============  ===========   ===========  ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                       GOLDMAN SACHS VIT          GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                         MID CAP VALUE               MONEY MARKET              STRATEGIC GROWTH
                                                             FUND                        FUND                        FUND
                                                        SERVICE SHARES              SERVICE SHARES           SERVICE SHARES (a)
                                                   -------------------------  --------------------------  -------------------------
                                                       2010          2009         2010          2009          2010          2009
                                                   -----------   -----------  --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (468,921)  $    22,921  $  (494,731)  $   (524,337) $  (723,885)  $  (674,319)
      Net realized gain (loss)                      (2,339,140)   (5,622,596)          --             --      796,634    (1,810,961)
      Change in unrealized gain (loss)              12,234,915    16,879,792           --             --    4,607,820    22,615,909
                                                   -----------   -----------  -----------   ------------  -----------   -----------
      Net increase (decrease) in net assets from
         operations                                  9,426,854    11,280,117     (494,731)      (524,337)   4,680,569    20,130,629
                                                   -----------   -----------  -----------   ------------  -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             80,110        79,158      106,253        122,185      186,029       240,720
      Withdrawals                                   (5,710,656)   (4,833,838)  (8,044,860)   (14,547,208)  (6,414,591)   (5,897,095)
      Contract benefits                               (409,100)     (319,411)  (1,011,539)      (801,650)    (518,712)     (560,587)
      Contract charges                                 (35,839)      (39,180)     (26,819)       (30,575)     (69,890)      (78,250)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                 (2,319,455)   (2,334,076)   5,370,900     (2,543,364)  (1,620,140)   (2,688,227)
      Other transfers from (to) the General
         Account                                        84,347        49,021    2,119,056      3,683,121       35,992       139,223
                                                   -----------   -----------  -----------   ------------  -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (8,310,593)   (7,398,326)  (1,487,009)   (14,117,491)  (8,401,312)   (8,844,216)
                                                   -----------   -----------  -----------   ------------  -----------   -----------
      Net increase (decrease) in net assets          1,116,261     3,881,791   (1,981,740)   (14,641,828)  (3,720,743)   11,286,413
NET ASSETS:
   Beginning of year                                46,343,507    42,461,716   34,599,573     49,241,401   61,127,826    49,841,413
                                                   -----------   -----------  -----------   ------------  -----------   -----------
   End of year                                     $47,459,768   $46,343,507  $32,617,833   $ 34,599,573  $57,407,083   $61,127,826
                                                   ===========   ===========  ===========   ============  ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        GOLDMAN SACHS VIT         GOLDMAN SACHS VIT             INVESCO V.I.
                                                           STRATEGIC                STRUCTURED                    BASIC
                                                   INTERNATIONAL EQUITY FUND     U.S. EQUITY FUND               VALUE FUND
                                                        SERVICE SHARES            SERVICE SHARES           SERIES II SHARES (a)
                                                   -------------------------  -------------------------  -------------------------
                                                       2010          2009         2010          2009         2010          2009
                                                   -------------------------  -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $   (70,846)  $    37,536  $  (109,300)  $   162,322  $   (69,154)  $   (11,628)
      Net realized gain (loss)                      (1,696,220)   (4,020,620)  (4,205,181)   (7,330,909)    (538,044)   (1,574,408)
      Change in unrealized gain (loss)               4,250,111    11,321,698    9,105,711    14,905,380      906,095     3,623,736
                                                   -----------   -----------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets from
         operations                                  2,483,045     7,338,614    4,791,230     7,736,793      298,897     2,037,700
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             80,649        87,212       99,528       154,586        5,061         5,410
      Withdrawals                                   (3,794,550)   (3,851,357)  (5,161,959)   (4,908,592)    (680,755)     (617,280)
      Contract benefits                               (298,149)     (330,478)    (695,067)     (825,168)    (109,513)      (39,449)
      Contract charges                                 (28,296)      (32,779)     (45,629)      (51,001)      (2,889)       (3,235)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   (662,855)   (1,851,565)    (558,475)     (881,387)    (354,506)      165,403
      Other transfers from (to) the General
         Account                                        14,728       108,209       30,014        34,396        1,312         2,624
                                                   -----------   -----------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                      (4,688,473)   (5,870,758)  (6,331,588)   (6,477,166)  (1,141,290)     (486,527)
                                                   -----------   -----------  -----------   -----------  -----------   -----------
      Net increase (decrease) in net assets         (2,205,428)    1,467,856   (1,540,358)    1,259,627     (842,393)    1,551,173
NET ASSETS:
   Beginning of year                                34,224,827    32,756,971   48,363,299    47,103,672    6,926,709     5,375,536
                                                   -----------   -----------  -----------   -----------  -----------   -----------
   End of year                                     $32,019,399   $34,224,827  $46,822,941   $48,363,299  $ 6,084,316   $ 6,926,709
                                                   ===========   ===========  ===========   ===========  ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        INVESCO V.I.             INVESCO V.I.
                                                           CAPITAL                 CAPITAL                 INVESCO V.I.
                                                        APPRECIATION             DEVELOPMENT                   CORE
                                                            FUND                     FUND                  EQUITY FUND
                                                     SERIES I SHARES (a)     SERIES II SHARES (a)      SERIES I SHARES (a)
                                                   -----------------------   --------------------   -------------------------
                                                      2010         2009         2010       2009         2010          2009
                                                   ----------   ----------   ---------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (34,963)  $  (39,920)  $  (6,432)  $ (5,935)  $   (28,122)  $    15,548
      Net realized gain (loss)                       (212,550)    (453,153)     (7,898)   (57,372)     (160,367)     (419,803)
      Change in unrealized gain (loss)                851,096    1,339,474      82,363    198,637       494,775     1,580,240
                                                   ----------   ----------   ---------   --------   -----------   -----------
      Net increase (decrease) in net assets from
         operations                                   603,583      846,401      68,033    135,330       306,286     1,175,985
                                                   ----------   ----------   ---------   --------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             5,776        7,404       1,597      1,316         6,000         7,195
      Withdrawals                                    (572,030)    (571,725)    (56,205)   (42,064)     (585,892)     (612,548)
      Contract benefits                               (31,117)     (25,877)    (21,822)    (3,122)      (44,983)     (102,361)
      Contract charges                                 (3,835)      (4,379)       (220)      (274)       (3,475)       (4,131)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  (197,846)    (180,252)    (24,192)   (32,327)     (483,085)     (333,670)
      Other transfers from (to) the General
         Account                                        1,879          139         190        234           741           (95)
                                                   ----------   ----------   ---------   --------   -----------   -----------
      Net increase (decrease) in net assets from
         contract transactions                       (797,173)    (774,690)   (100,652)   (76,237)   (1,110,694)   (1,045,610)
                                                   ----------   ----------   ---------   --------   -----------   -----------
      Net increase (decrease) in net assets          (193,590)      71,711     (32,619)    59,093      (804,408)      130,375
NET ASSETS:
   Beginning of year                                5,121,612    5,049,901     464,409    405,316     5,444,879     5,314,504
                                                   ----------   ----------   ---------   --------   -----------   -----------
   End of year                                     $4,928,022   $5,121,612   $ 431,790   $464,409   $ 4,640,471   $ 5,444,879
                                                   ==========   ==========   =========   ========   ===========   ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        INVESCO V.I.
                                                           GLOBAL                  INVESCO V.I.           JANUS ASPEN
                                                         HEALTH CARE                LARGE CAP                FORTY
                                                            FUND                   GROWTH FUND             PORTFOLIO
                                                     SERIES I SHARES (a)       SERIES I SHARES (a)       SERVICE SHARES
                                                   -----------------------   -----------------------   -----------------
                                                      2010         2009         2010         2009        2010      2009
                                                   ----------   ----------   ----------   ----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (50,008)  $  (39,747)  $  (12,306)  $  (14,094)  $  (127)  $  (189)
      Net realized gain (loss)                        (32,799)    (282,790)      16,172      (74,317)    2,187       506
      Change in unrealized gain (loss)                201,410    1,123,101      171,759      363,306    (1,115)    8,754
                                                   ----------   ----------   ----------   ----------   -------   -------
      Net increase (decrease) in net assets from
         operations                                   118,603      800,564      175,625      274,895       945     9,071
                                                   ----------   ----------   ----------   ----------   -------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            10,987       14,151        3,686        4,208        --        --
      Withdrawals                                    (338,841)    (518,901)    (159,818)    (263,193)   (7,518)   (6,570)
      Contract benefits                               (28,563)     (61,874)      (4,026)        (644)       --        --
      Contract charges                                 (2,879)      (3,644)        (817)      (1,008)       (2)       (2)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                   (84,717)    (315,852)     (71,616)     (21,696)       --        --
      Other transfers from (to) the General
         Account                                        2,921       25,474           (2)        (242)       --        --
                                                   ----------   ----------   ----------   ----------   -------   -------
      Net increase (decrease) in net assets from
         contract transactions                       (441,092)    (860,646)    (232,593)    (282,575)   (7,520)   (6,572)
                                                   ----------   ----------   ----------   ----------   -------   -------
      Net increase (decrease) in net assets          (322,489)     (60,082)     (56,968)      (7,680)   (6,575)    2,499
NET ASSETS:
   Beginning of year                                3,654,224    3,714,306    1,365,767    1,373,447    27,293    24,794
                                                   ----------   ----------   ----------   ----------   -------   -------
   End of year                                     $3,331,735   $3,654,224   $1,308,799   $1,365,767   $20,718   $27,293
                                                   ==========   ==========   ==========   ==========   =======   =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                           JANUS ASPEN              JANUS ASPEN             JANUS ASPEN
                                                        GROWTH AND INCOME              JANUS                  OVERSEAS
                                                            PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                       SERVICE SHARES (b)          SERVICE SHARES          SERVICE SHARES
                                                   -------------------------  ------------------------   -----------------
                                                       2010          2009        2010          2009        2010      2009
                                                   -----------   -----------  ----------   -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $    15,039   $   (56,279) $  (67,734)  $   (65,159)  $   (22)  $   (37)
      Net realized gain (loss)                        (165,177)     (674,289)   (190,657)     (649,226)       69       455
      Change in unrealized gain (loss)                 535,731     2,824,358   1,016,481     2,482,257     4,601     7,994
                                                   -----------   -----------  ----------   -----------   -------   -------
      Net increase (decrease) in net assets from
         operations                                    385,593     2,093,790     758,090     1,767,872     4,648     8,412
                                                   -----------   -----------  ----------   -----------   -------   -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                              5,762        15,902       9,424        15,574        --        --
      Withdrawals                                     (313,981)     (847,124)   (850,848)     (745,163)       --        --
      Contract benefits                                (17,411)      (92,642)    (42,280)      (48,548)       --        --
      Contract charges                                  (1,681)       (5,252)     (5,397)       (6,251)      (16)      (12)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                 (7,271,716)     (746,343)     83,913      (523,812)       --        --
      Other transfers from (to) the General
         Account                                           424         5,415       5,417         2,893        --        --
                                                   -----------   -----------  ----------   -----------   -------   -------
      Net increase (decrease) in net assets from
         contract transactions                      (7,598,603)   (1,670,044)   (799,771)   (1,305,307)      (16)      (12)
                                                   -----------   -----------  ----------   -----------   -------   -------
      Net increase (decrease) in net assets         (7,213,010)      423,746     (41,681)      462,565     4,632     8,400
NET ASSETS:
   Beginning of year                                 7,213,010     6,789,264   6,582,496     6,119,931    19,211    10,811
                                                   -----------   -----------  ----------   -----------   -------   -------
   End of year                                     $        --   $ 7,213,010  $6,540,815   $ 6,582,496   $23,843   $19,211
                                                   ===========   ===========  ==========   ===========   =======   =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                      MFS(R) MID CAP             MFS(R) NEW               MFS(R) TOTAL
                                                       GROWTH SERIES          DISCOVERY SERIES           RETURN SERIES
                                                       SERVICE CLASS           SERVICE CLASS             SERVICE CLASS
                                                   --------------------   -----------------------   -----------------------
                                                     2010        2009        2010         2009         2010         2009
                                                   --------   ---------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $ (9,230)  $  (7,707)  $  (35,747)  $  (22,061)  $   66,318   $  104,136
      Net realized gain (loss)                       (5,326)   (125,759)     121,301      (68,339)     (25,592)    (293,443)
      Change in unrealized gain (loss)              172,070     302,816      693,015      804,764      421,877      964,163
                                                   --------   ---------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                 157,514     169,350      778,569      714,364      462,603      774,856
                                                   --------   ---------   ----------   ----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           1,651       1,240          996          938        1,793        2,400
      Withdrawals                                   (28,328)   (149,988)    (262,738)    (202,401)    (748,117)    (621,926)
      Contract benefits                                (783)    (11,145)     (26,062)     (23,176)    (216,383)     (45,442)
      Contract charges                                 (416)       (441)        (740)        (588)      (2,178)      (2,538)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  55,583      21,632      589,904      413,995      276,454      811,201
      Other transfers from (to) the General
         Account                                      1,118          28         (299)         (88)     171,527           67
                                                   --------   ---------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                       28,825    (138,674)     301,061      188,680     (516,904)     143,762
                                                   --------   ---------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets         186,339      30,676    1,079,630      903,044      (54,301)     918,618
NET ASSETS:
   Beginning of year                                583,006     552,330    2,114,479    1,211,435    6,066,839    5,148,221
                                                   --------   ---------   ----------   ----------   ----------   ----------
   End of year                                     $769,345   $ 583,006   $3,194,109   $2,114,479   $6,012,538   $6,066,839
                                                   ========   =========   ==========   ==========   ==========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    OPPENHEIMER               OPPENHEIMER
                                                       MFS(R) UTILITIES               BALANCED            CAPITAL APPRECIATION
                                                            SERIES                    FUND/VA                   FUND/VA
                                                         SERVICE CLASS             SERVICE SHARES            SERVICE SHARES
                                                   ------------------------   -----------------------   -----------------------
                                                      2010          2009         2010         2009         2010         2009
                                                   ----------   -----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $   51,576   $   108,548   $   (5,292)  $  (18,572)  $  (31,423)  $  (35,212)
      Net realized gain (loss)                        (72,035)     (697,018)     (55,636)    (310,525)      91,495     (121,723)
      Change in unrealized gain (loss)                385,770     1,424,559      242,490      536,235       76,480      977,211
                                                   ----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                   365,311       836,089      181,562      207,138      136,552      820,276
                                                   ----------   -----------   ----------   ----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                            34,333         1,854        2,989        1,448        1,646        5,290
      Withdrawals                                    (475,314)     (365,822)    (119,652)    (156,664)    (341,743)    (382,951)
      Contract benefits                               (24,816)      (22,343)     (42,928)     (15,703)      (5,293)     (49,091)
      Contract charges                                 (1,284)       (1,580)        (582)        (532)        (934)      (1,184)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                    89,444    (1,271,671)     (66,148)     644,442     (193,364)    (567,721)
      Other transfers from (to) the General
         Account                                        8,687            (1)      16,070           --        2,608        4,797
                                                   ----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                       (368,950)   (1,659,563)    (210,251)     472,991     (537,080)    (990,860)
                                                   ----------   -----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets            (3,639)     (823,474)     (28,689)     680,129     (400,528)    (170,584)
NET ASSETS:
   Beginning of year                                3,424,174     4,247,648    1,791,126    1,110,997    2,495,891    2,666,475
                                                   ----------   -----------   ----------   ----------   ----------   ----------
   End of year                                     $3,420,535   $ 3,424,174   $1,762,437   $1,791,126   $2,095,363   $2,495,891
                                                   ==========   ===========   ==========   ==========   ==========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                         OPPENHEIMER                OPPENHEIMER              OPPENHEIMER
                                                      GLOBAL SECURITIES             HIGH INCOME              MAIN STREET
                                                           FUND/VA                    FUND/VA                 FUND(R)/VA
                                                       SERVICE SHARES             SERVICE SHARES            SERVICE SHARES
                                                   -----------------------   -----------------------   -----------------------
                                                      2010         2009         2010         2009         2010         2009
                                                   ----------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (10,970)  $   17,674   $   72,238   $  (20,135)  $   (5,564)  $    2,532
      Net realized gain (loss)                         98,236     (144,541)    (485,372)    (697,439)       7,746     (104,604)
      Change in unrealized gain (loss)                560,689    1,563,951      615,743    1,044,379      129,500      335,526
                                                   ----------   ----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations                                   647,955    1,437,084      202,609      326,805      131,682      233,454
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                             8,956       11,573        2,140        3,171          218        4,031
      Withdrawals                                    (658,953)    (608,676)    (168,329)    (197,848)     (77,865)    (167,047)
      Contract benefits                               (70,014)     (30,649)     (11,638)      (7,092)     (31,249)      (8,101)
      Contract charges                                 (2,022)      (2,364)        (889)        (879)        (738)        (830)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                  (159,909)     479,129      126,731      371,356      (75,044)     (38,815)
      Other transfers from (to) the General
         Account                                        5,678         (230)         925        2,012          118          155
                                                   ----------   ----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         contract transactions                       (876,264)    (151,217)     (51,060)     170,720     (184,560)    (210,607)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets          (228,309)   1,285,867      151,549      497,525      (52,878)      22,847
NET ASSETS:
   Beginning of year                                5,374,271    4,088,404    1,647,162    1,149,637    1,080,290    1,057,443
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   End of year                                     $5,145,962   $5,374,271   $1,798,711   $1,647,162   $1,027,412   $1,080,290
                                                   ==========   ==========   ==========   ==========   ==========   ==========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEARS ENDED DECEMBER 31,

                                                        PIONEER EMERGING         PIONEER REAL ESTATE           T. ROWE PRICE
                                                           MARKETS VCT                SHARES VCT               INTERNATIONAL
                                                       PORTFOLIO CLASS II         PORTFOLIO CLASS II          STOCK PORTFOLIO
                                                   -------------------------   -----------------------   ---------------------------
                                                       2010          2009         2010        2009           2010          2009
                                                   -----------   -----------   ----------  -----------   -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                 $  (140,742)  $   (60,707)  $   62,886  $   150,363   $  (108,282)  $    199,069
      Net realized gain (loss)                         441,232      (175,937)    (138,618)  (1,688,505)     (277,159)    (1,522,448)
      Change in unrealized gain (loss)               1,341,560     5,761,933    1,584,778    2,972,009     2,593,066      8,332,532
                                                   -----------   -----------   ----------  -----------   -----------   ------------
      Net increase (decrease) in net assets from
         operations                                  1,642,050     5,525,289    1,509,046    1,433,867     2,207,625      7,009,153
                                                   -----------   -----------   ----------  -----------   -----------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                              8,318        11,468        7,026        3,773        21,926         33,920
      Withdrawals                                   (1,488,987)     (933,635)    (674,810)    (511,143)   (2,358,001)    (1,817,541)
      Contract benefits                               (126,988)     (103,588)     (86,509)     (65,720)     (137,184)      (115,508)
      Contract charges                                  (6,360)       (6,791)      (3,834)      (3,886)      (13,901)       (15,330)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                    417,963        71,769      299,028     (238,653)     (421,407)      (589,031)
      Other transfers from (to) the General
         Account                                           580           590        2,118          770         6,723          2,639
                                                   -----------   -----------   ----------  -----------   -----------   ------------
      Net increase (decrease) in net assets from
         contract transactions                      (1,195,474)     (960,187)    (456,981)    (814,859)   (2,901,844)    (2,500,851)
                                                   -----------   -----------   ----------  -----------   -----------   ------------
      Net increase (decrease) in net assets            446,576     4,565,102    1,052,065      619,008      (694,219)     4,508,302
NET ASSETS:
   Beginning of year                                12,806,014     8,240,912    6,063,273    5,444,265    20,067,512     15,559,210
                                                   -----------   -----------   ----------  -----------   -----------   ------------
   End of year                                     $13,252,590   $12,806,014   $7,115,338  $ 6,063,273   $19,373,293   $ 20,067,512
                                                   ===========   ===========   ==========  ===========   ===========   ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Commonwealth Annuity Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Commonwealth Annuity Immediate Advantage, Commonwealth Annuity Premier Choice, and Commonwealth Annuity Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account.

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Sixty-one Sub-Accounts are currently offered by the Separate Account, of which sixty-one had activity during the year. Two Sub-Accounts had no Contract Owner activity and a zero balance at December 31, 2010. The two Sub-Accounts are as follows:

   SUB-ACCOUNTS
   ------------
   Janus Aspen Enterprise Portfolio Service Shares
   Pioneer Fund VCT Portfolio Class II

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

   FUND GROUPS
   -----------
   AllianceBernstein Variable Products Series Fund, Inc.
   Delaware VIP Trust
   DWS Investments VIT Funds
   DWS Variable Series II
   Eaton Vance Variable Trust
   Fidelity Variable Insurance Products Funds
   Franklin Templeton Variable Insurance Products Trust
   Goldman Sachs Variable Insurance Trust
   Invesco Variable Insurance Funds
   Janus Aspen Series
   MFS(R) Variable Insurance Trust(SM)
   Oppenheimer Variable Account Funds
   Pioneer Variable Contracts Trust
   T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

SEPARATE ACCOUNT VA-K

     The following Underlying Funds were renamed as indicated:

DATE        OLD NAMES                                                NEW NAMES
----        ---------                                                ---------
3/22/2010   Delaware VIP Growth Opportunities Series Service Class   Delaware VIP Smid Cap Growth Series Service Class
4/30/2010   AIM V.I. Basic Value Fund Series II Shares               Invesco V.I. Basic Value Fund Series II Shares
4/30/2010   AIM V.I. Capital Appreciation Fund Series I Shares       Invesco V.I. Capital Appreciation Fund Series I Shares
4/30/2010   AIM V.I. Capital Development Fund Series II Shares       Invesco V.I. Capital Development Fund Series II Shares
4/30/2010   AIM V.I. Core Equity Fund Series I Shares                Invesco V.I. Core Equity Fund Series I Shares
4/30/2010   AIM V.I. Global Health Care Fund Series I Shares         Invesco V.I. Global Health Care Fund Series I Shares
4/30/2010   AIM V.I. Large Cap Growth Fund Series I Shares           Invesco V.I. Large Cap Growth Fund Series I Shares
4/30/2010   Goldman Sachs VIT Capital Growth Fund Service Shares     Goldman Sachs VIT Strategic Growth Fund Service Shares

     The following Underlying Fund was liquidated as indicated:

DATE        LIQUIDATED FUND
----        ---------------
4/30/2010   Janus Aspen Growth and Income Portfolio Service Shares

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and will determine if it is necessary to discontinue certain Sub-Accounts. The following Sub-Accounts are closed to new payment allocations and transfers:

   CLOSED SUB-ACCOUNTS
   -------------------
   Eaton Vance VT Floating-Rate Income Fund
   FT VIP Franklin Small Cap Value Securities Fund Class 2

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events," which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

SEPARATE ACCOUNT VA-K

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Annuity Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, 5.0 or 7.0 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA"). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

SEPARATE ACCOUNT VA-K

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2010.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                                      COMMONWEALTH
                                                                                        ANNUITY
                                       COMMONWEALTH     COMMONWEALTH   COMMONWEALTH     PREMIER      COMMONWEALTH
                                          ANNUITY          ANNUITY        ANNUITY      CHOICE WITH      ANNUITY      DIRECTED
                                         ADVANTAGE        IMMEDIATE       PREMIER       OPTIONAL         VALUE       ADVISORY
                                     EXECANNUITY PLUS     ADVANTAGE       CHOICE          RIDER       GENERATION     SOLUTIONS
                                     ----------------   ------------   ------------   ------------   ------------   -----------
Variable Account Deductions:
Mortality and Expense Risk (Annual
   Rate)                                   1.25%           1.25%           1.30%          1.30%          0.65%         0.50%
Administrative Expense (Annual
   Rate)                                   0.20%           0.20%           0.20%          0.20%          0.15%         0.15%
Rider Fees (Annual Rate):                   N/A             N/A             N/A           0.25%           N/A           N/A

Contract Deductions:
Rider Fees (Annual Rate):               0.15%-0.25%         N/A             N/A            N/A           0.25%      0.15%-0.25%
Annual Contract Fee (Maximum)               $30              $0             $35            $35            $35           $35

SEPARATE ACCOUNT VA-K

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     On January 22, 2008, Epoch Securities, Inc. ("Epoch") became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2010 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.24% to 1.03% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.26% of the Fund's average daily net assets.

SEPARATE ACCOUNT VA-K

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                            COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                       696,457    $    677,929       1,403,807    $  1,144,690
   Redemption of Units                                                  (4,120,437)     (4,021,652)     (5,863,620)     (4,838,891)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,423,980)   $ (3,343,723)     (4,459,813)   $ (3,694,201)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                     1,163,554    $    652,941       1,053,113    $    486,927
   Redemption of Units                                                  (4,426,660)     (2,508,976)     (7,045,490)     (3,215,110)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,263,106)   $ (1,856,035)     (5,992,377)   $ (2,728,183)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                       509,728    $    796,167         804,114    $    818,080
   Redemption of Units                                                  (1,126,973)     (1,742,127)     (1,299,575)     (1,402,029)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (617,245)   $   (945,960)       (495,461)   $   (583,949)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                        55,262    $     55,101         132,862    $    100,191
   Redemption of Units                                                    (318,014)       (314,158)       (402,636)       (316,113)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (262,752)   $   (259,057)       (269,774)   $   (215,922)
                                                                      ============    ============    ============    ============
Delaware VIP International Value Equity Series Standard Class
   Issuance of Units                                                       471,503    $  1,240,374         498,747    $  1,013,154
   Redemption of Units                                                  (1,609,664)     (4,267,025)     (2,081,586)     (4,415,636)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,138,161)   $ (3,026,651)     (1,582,839)   $ (3,402,482)
                                                                      ============    ============    ============    ============
Delaware VIP Smid Cap Growth Series Service Class (a)
   Issuance of Units                                                       486,172    $    479,278         334,329    $    235,639
   Redemption of Units                                                    (777,727)       (742,438)       (644,291)       (461,734)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (291,555)   $   (263,160)       (309,962)   $   (226,095)
                                                                      ============    ============    ============    ============
DWS Strategic Value VIP Class A
   Issuance of Units                                                        50,667    $     51,858         142,535    $    112,235
   Redemption of Units                                                    (206,068)       (210,720)       (366,785)       (300,334)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (155,401)   $   (158,862)       (224,250)   $   (188,099)
                                                                      ============    ============    ============    ============
DWS Technology VIP Class A
   Issuance of Units                                                       634,093    $    279,075       1,126,635    $    409,288
   Redemption of Units                                                  (1,547,995)       (671,344)     (1,930,577)       (612,060)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (913,902)   $   (392,269)       (803,942)   $   (202,772)
                                                                      ============    ============    ============    ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                     1,285,142    $  1,477,851       1,684,533    $  1,657,274
   Redemption of Units                                                  (1,016,599)     (1,170,631)     (1,181,124)     (1,113,714)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              268,543    $    307,220         503,409    $    543,560
                                                                      ============    ============    ============    ============
Fidelity VIP Asset Manager(SM) Portfolio Initial Class
   Issuance of Units                                                       661,645    $  1,370,974       1,548,634    $  2,715,416
   Redemption of Units                                                  (2,446,528)     (5,054,655)     (1,999,558)     (3,376,510)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,784,883)   $ (3,683,681)       (450,924)   $   (661,094)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                     COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                     1,813,563    $  2,474,355       1,518,236    $  1,607,449
   Redemption of Units                                                  (3,564,405)     (4,826,541)     (4,519,327)     (4,774,554)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,750,842)   $ (2,352,186)     (3,001,091)   $ (3,167,105)
                                                                      ============    ============    ============    ============
Fidelity VIP Equity-Income Portfolio Initial Class
   Issuance of Units                                                       989,017    $  3,391,014       1,610,035    $  4,132,936
   Redemption of Units                                                  (4,069,741)    (14,068,708)     (6,062,539)    (16,241,615)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,080,724)   $(10,677,694)     (4,452,504)   $(12,108,679)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth Portfolio Initial Class
   Issuance of Units                                                       558,206    $  1,660,572       1,180,509    $  2,750,910
   Redemption of Units                                                  (3,962,642)    (11,952,717)     (4,743,180)    (11,089,655)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,404,436)   $(10,292,145)     (3,562,671)   $ (8,338,745)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                                       841,724    $    550,438         336,470    $    184,959
   Redemption of Units                                                    (735,859)       (498,176)       (584,922)       (291,524)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              105,865    $     52,262        (248,452)   $   (106,565)
                                                                      ============    ============    ============    ============
Fidelity VIP High Income Portfolio Initial Class
   Issuance of Units                                                       697,834    $  1,837,783       1,313,093    $  2,649,964
   Redemption of Units                                                  (1,997,718)     (5,180,140)     (2,975,039)     (5,991,388)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,299,884)   $ (3,342,357)     (1,661,946)   $ (3,341,424)
                                                                      ============    ============    ============    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                       637,433    $  1,205,256         433,657    $    606,838
   Redemption of Units                                                  (1,262,950)     (2,386,745)     (2,079,567)     (2,812,844)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (625,517)   $ (1,181,489)     (1,645,910)   $ (2,206,006)
                                                                      ============    ============    ============    ============
Fidelity VIP Overseas Portfolio Initial Class
   Issuance of Units                                                       326,147    $    679,342         749,025    $  1,200,578
   Redemption of Units                                                  (1,714,214)     (3,590,328)     (2,512,205)     (4,365,392)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,388,067)   $ (2,910,986)     (1,763,180)   $ (3,164,814)
                                                                      ============    ============    ============    ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                       269,648    $    341,913       1,015,364    $    911,750
   Redemption of Units                                                    (856,067)     (1,051,884)       (846,559)       (765,533)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (586,419)   $   (709,971)        168,805    $    146,217
                                                                      ============    ============    ============    ============
FT VIP Franklin Growth and Income Securities Fund Class 2
   Issuance of Units                                                       274,060    $    298,232         106,158    $     90,000
   Redemption of Units                                                    (352,626)       (371,487)       (506,568)       (428,843)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (78,566)   $    (73,255)       (400,410)   $   (338,843)
                                                                      ============    ============    ============    ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                        51,838    $     53,784         114,989    $     97,836
   Redemption of Units                                                    (185,879)       (190,740)       (395,893)       (337,689)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (134,041)   $   (136,956)       (280,904)   $   (239,853)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                     COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                       487,360    $    390,562       1,080,820    $    631,917
   Redemption of Units                                                  (3,251,211)     (2,526,130)     (4,766,102)     (2,712,813)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (2,763,851)   $ (2,135,568)     (3,685,282)   $ (2,080,896)
                                                                      ============    ============    ============    ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                       506,641    $    600,184       1,115,791    $  1,070,393
   Redemption of Units                                                  (1,467,195)     (1,716,749)     (1,044,419)     (1,012,661)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (960,554)   $ (1,116,565)         71,372    $     57,732
                                                                      ============    ============    ============    ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                       539,508    $    723,682         567,476    $    662,609
   Redemption of Units                                                  (1,327,618)     (1,799,808)     (1,854,166)     (2,032,728)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (788,110)   $ (1,076,126)     (1,286,690)   $ (1,370,119)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                     2,328,452    $  5,520,010       3,402,666    $  7,108,756
   Redemption of Units                                                  (4,902,115)    (11,539,388)     (7,222,431)    (14,963,177)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (2,573,663)   $ (6,019,378)     (3,819,764)   $ (7,854,421)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                     1,192,475    $  3,557,158       2,061,467    $  4,856,240
   Redemption of Units                                                  (4,378,199)    (13,228,535)     (6,641,109)    (15,886,749)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,185,724)   $ (9,671,377)     (4,579,642)   $(11,030,509)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                     1,632,496    $  3,522,170       2,330,082    $  4,732,131
   Redemption of Units                                                  (3,044,714)     (6,586,899)     (6,808,848)    (13,846,003)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,412,218)   $ (3,064,729)     (4,478,766)   $ (9,113,872)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                       361,965    $  1,400,200         488,142    $  1,332,124
   Redemption of Units                                                  (1,764,875)     (6,836,373)     (2,750,211)     (7,652,304)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,402,910)   $ (5,436,173)     (2,262,069)   $ (6,320,180)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                       263,238    $    984,228         560,343    $  1,506,370
   Redemption of Units                                                  (2,419,411)     (9,167,506)     (3,150,820)     (8,834,169)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (2,156,173)   $ (8,183,278)     (2,590,477)   $ (7,327,799)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                     9,502,676    $ 14,159,727      11,493,468    $ 17,374,679
   Redemption of Units                                                 (10,378,919)    (15,457,943)    (20,896,531)    (31,598,126)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (876,243)   $ (1,298,216)     (9,403,063)   $(14,223,447)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                       566,889    $  1,121,213       1,522,647    $  2,445,340
   Redemption of Units                                                  (4,786,695)     (9,473,181)     (7,213,343)    (11,251,597)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (4,219,806)   $ (8,351,968)     (5,690,696)   $ (8,806,257)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                     COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                     1,046,756    $  1,563,650       1,285,387    $  1,592,439
   Redemption of Units                                                  (4,071,947)     (6,217,739)     (5,934,783)     (7,440,057)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (3,025,191)   $ (4,654,089)     (4,649,395)   $ (5,847,618)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                       805,647    $  1,760,117       1,566,161    $  2,852,496
   Redemption of Units                                                  (3,587,333)     (8,018,770)     (5,069,742)     (9,262,162)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (2,781,686)   $ (6,258,653)     (3,503,581)   $ (6,409,666)
                                                                      ============    ============    ============    ============
Invesco V.I. Basic Value Fund Series II Shares (a)
   Issuance of Units                                                       404,349    $    343,652       1,814,024    $  1,276,499
   Redemption of Units                                                  (1,706,482)     (1,460,070)     (2,834,096)     (1,749,330)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,302,133)   $ (1,116,418)     (1,020,072)   $   (472,831)
                                                                      ============    ============    ============    ============
Invesco V.I. Capital Appreciation Fund Series I Shares (a)
   Issuance of Units                                                       204,574    $    119,833         573,235    $    281,372
   Redemption of Units                                                  (1,554,227)       (911,023)     (2,123,353)     (1,055,307)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,349,653)   $   (791,190)     (1,550,118)   $   (773,935)
                                                                      ============    ============    ============    ============
Invesco V.I. Capital Development Fund Series II Shares (a)
   Issuance of Units                                                        10,985    $     12,242          35,701    $     31,286
   Redemption of Units                                                     (97,150)       (112,893)       (129,315)       (107,523)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (86,165)   $   (100,651)        (93,614)   $    (76,237)
                                                                      ============    ============    ============    ============
Invesco V.I. Core Equity Fund Series I Shares (a)
   Issuance of Units                                                       756,707    $    554,126         726,932    $    438,514
   Redemption of Units                                                  (2,296,241)     (1,653,193)     (2,437,652)     (1,473,389)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,539,534)   $ (1,099,067)     (1,710,720)   $ (1,034,875)
                                                                      ============    ============    ============    ============
Invesco V.I. Global Health Care Fund Series I Shares (a)
   Issuance of Units                                                       235,220    $    239,472         297,369    $    251,266
   Redemption of Units                                                    (664,186)       (678,308)     (1,286,548)     (1,109,522)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (428,966)   $   (438,836)       (989,179)   $   (858,256)
                                                                      ============    ============    ============    ============
Invesco V.I. Large Cap Growth Fund Series I Shares (a)
   Issuance of Units                                                        67,618    $     51,749         231,148    $    135,366
   Redemption of Units                                                    (379,263)       (282,494)       (683,138)       (414,153)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (311,645)   $   (230,745)       (451,990)   $   (278,787)
                                                                      ============    ============    ============    ============
Janus Aspen Growth and Income Portfolio Service Shares (b)
   Issuance of Units                                                        60,056    $    115,192         623,390    $    403,080
   Redemption of Units                                                  (9,125,676)     (7,624,526)     (3,261,159)     (2,072,798)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (9,065,620)   $ (7,509,334)     (2,637,769)   $ (1,669,718)
                                                                      ============    ============    ============    ============
Janus Aspen Janus Portfolio Service Shares
   Issuance of Units                                                     1,230,597    $    755,507         362,182    $    175,537
   Redemption of Units                                                  (2,486,330)     (1,551,931)     (2,998,511)     (1,478,106)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,255,733)   $   (796,424)     (2,636,329)   $ (1,302,569)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                     COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
MFS(R) Mid Cap Growth Series Service Class
   Issuance of Units                                                       122,719    $    112,122         146,548    $     94,937
   Redemption of Units                                                    (115,350)        (98,961)       (381,596)       (233,231)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                7,369    $     13,161        (235,048)   $   (138,294)
                                                                      ============    ============    ============    ============
MFS(R) New Discovery Series Service Class
   Issuance of Units                                                       778,561    $    996,183         727,498    $    676,191
   Redemption of Units                                                    (542,191)       (694,820)       (582,174)       (489,973)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              236,370    $    301,363         145,324    $    186,218
                                                                      ============    ============    ============    ============
MFS(R) Total Return Series Service Class
   Issuance of Units                                                       728,552    $    866,943       1,439,643    $  1,499,774
   Redemption of Units                                                  (1,149,795)     (1,370,749)     (1,347,255)     (1,344,121)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (421,243)   $   (503,806)         92,388    $    155,653
                                                                      ============    ============    ============    ============
MFS(R) Utilities Series Service Class
   Issuance of Units                                                       382,239    $    822,442         214,564    $    393,062
   Redemption of Units                                                    (553,309)     (1,190,969)     (1,216,180)     (2,056,783)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (171,070)   $   (368,527)     (1,001,616)   $ (1,663,721)
                                                                      ============    ============    ============    ============
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                       152,745    $    143,078       1,138,191    $    960,155
   Redemption of Units                                                    (378,050)       (352,979)       (629,050)       (486,853)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (225,305)   $   (209,901)        509,141    $    473,302
                                                                      ============    ============    ============    ============
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                       154,028    $    150,746         315,573    $    250,744
   Redemption of Units                                                    (702,703)       (685,556)     (1,616,987)     (1,243,794)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (548,675)   $   (534,810)     (1,301,414)   $   (993,050)
                                                                      ============    ============    ============    ============
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                       372,213    $    524,493         996,098    $  1,138,464
   Redemption of Units                                                  (1,008,060)     (1,425,803)     (1,173,568)     (1,296,040)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (635,847)   $   (901,310)       (177,470)   $   (157,576)
                                                                      ============    ============    ============    ============
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                       881,081    $    319,360       2,295,875    $    645,678
   Redemption of Units                                                  (1,020,058)       (365,721)     (1,649,191)       (473,364)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (138,977)   $    (46,361)        646,685    $    172,314
                                                                      ============    ============    ============    ============
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                        28,594    $     28,711         355,583    $    294,216
   Redemption of Units                                                    (212,019)       (215,635)       (614,565)       (508,967)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (183,425)   $   (186,924)       (258,982)   $   (214,751)
                                                                      ============    ============    ============    ============
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                                       741,992    $  1,649,561       1,208,771    $  2,003,510
   Redemption of Units                                                  (1,290,919)     (2,869,878)     (1,783,310)     (2,920,866)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (548,927)   $ (1,220,317)       (574,539)   $   (917,356)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                     COMMONWEALTH ANNUITY ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                       501,020    $  1,068,189       1,732,473    $  2,084,027
   Redemption of Units                                                    (745,388)     (1,524,053)     (2,236,882)     (2,849,115)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (244,368)   $   (455,864)       (504,409)   $   (765,088)
                                                                      ============    ============    ============    ============
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                       711,600    $  1,082,458       1,377,570    $  1,549,039
   Redemption of Units                                                  (2,614,992)     (3,947,818)     (3,550,034)     (4,016,089)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                           (1,903,392)   $ (2,865,360)     (2,172,464)   $ (2,467,050)
                                                                      ============    ============    ============    ============

                                                                                 COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------    ------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                        13,405    $     11,682          44,804    $     35,146
   Redemption of Units                                                     (44,151)        (38,260)        (73,905)        (57,373)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (30,746)   $    (26,578)        (29,101)   $    (22,227)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                         5,219    $      3,720          36,631    $     24,229
   Redemption of Units                                                     (25,825)        (18,779)        (55,850)        (36,340)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (20,606)   $    (15,059)        (19,219)   $    (12,111)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                        17,378    $     28,218             648    $        872
   Redemption of Units                                                      (4,973)         (7,624)         (2,305)         (2,298)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               12,405    $     20,594          (1,657)   $     (1,426)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                       249,050    $    238,251              --    $         --
   Redemption of Units                                                    (228,674)       (216,834)             --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               20,376    $     21,417              --    $         --
                                                                      ============    ============    ============    ============
Delaware VIP International Value Equity Series Standard Class
   Issuance of Units                                                         3,238    $      4,588           2,975    $      4,041
   Redemption of Units                                                     (23,490)        (32,710)        (14,034)        (17,400)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (20,252)   $    (28,122)        (11,059)   $    (13,359)
                                                                      ============    ============    ============    ============
Delaware VIP Smid Cap Growth Series Service Class (a)
   Issuance of Units                                                           316    $        418             819    $        744
   Redemption of Units                                                      (2,149)         (2,821)         (2,966)         (2,844)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,833)   $     (2,403)         (2,147)   $     (2,100)
                                                                      ============    ============    ============    ============
DWS Strategic Value VIP Class A
   Issuance of Units                                                           935    $        830             465    $        343
   Redemption of Units                                                      (3,270)         (2,914)         (3,705)         (2,803)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (2,335)   $     (2,084)         (3,240)   $     (2,460)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
DWS Technology VIP Class A
   Issuance of Units                                                         6,649    $      4,805           4,124    $      2,413
   Redemption of Units                                                      (6,243)         (4,380)        (10,342)         (5,991)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  406    $        425          (6,218)   $     (3,578)
                                                                      ============    ============    ============    ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                         8,223    $      9,583           1,722    $      1,759
   Redemption of Units                                                     (15,254)        (17,650)        (11,561)        (11,663)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (7,031)   $     (8,067)         (9,839)   $     (9,904)
                                                                      ============    ============    ============    ============
Fidelity VIP Asset Manager(SM) Portfolio Initial Class
   Issuance of Units                                                         2,490    $      2,891          18,503    $     18,706
   Redemption of Units                                                     (13,913)        (16,066)        (29,933)        (30,063)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (11,423)   $    (13,175)        (11,430)   $    (11,357)
                                                                      ============    ============    ============    ============
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                        34,879    $     46,395          14,369    $     16,497
   Redemption of Units                                                     (18,066)        (24,409)        (28,084)        (30,861)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               16,813    $     21,986         (13,715)   $    (14,364)
                                                                      ============    ============    ============    ============
Fidelity VIP Equity-Income Portfolio Initial Class
   Issuance of Units                                                        17,699    $     20,018         138,533    $    133,800
   Redemption of Units                                                    (104,685)       (115,787)       (191,292)       (184,998)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (86,986)   $    (95,769)        (52,759)   $    (51,198)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth Portfolio Initial Class
   Issuance of Units                                                        21,016    $     13,528         211,276    $    112,189
   Redemption of Units                                                    (108,224)        (68,007)       (314,445)       (164,685)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (87,208)   $    (54,479)       (103,169)   $    (52,496)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                                            22    $         20              20    $         14
   Redemption of Units                                                        (245)           (204)           (258)           (165)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (223)   $       (184)           (238)   $       (151)
                                                                      ============    ============    ============    ============
Fidelity VIP High Income Portfolio Initial Class
   Issuance of Units                                                        77,748    $     87,513          18,579    $     18,086
   Redemption of Units                                                     (76,775)        (87,707)        (32,105)        (31,112)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  973    $       (194)        (13,526)   $    (13,026)
                                                                      ============    ============    ============    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                        51,089    $     91,664           4,633    $      6,624
   Redemption of Units                                                     (48,105)        (86,958)         (5,521)         (7,827)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                2,984    $      4,706            (888)   $     (1,203)
                                                                      ============    ============    ============    ============
Fidelity VIP Overseas Portfolio Initial Class
   Issuance of Units                                                        26,240    $     23,095           6,059    $      4,205
   Redemption of Units                                                     (41,624)        (36,310)        (27,058)        (20,130)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (15,384)   $    (13,215)        (20,999)   $    (15,925)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                            90    $        121              84    $         88
   Redemption of Units                                                        (277)           (335)           (294)           (332)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (187)   $       (214)           (210)   $       (244)
                                                                      ============    ============    ============    ============
FT VIP Franklin Growth and Income Securities Fund Class 2
   Issuance of Units                                                           193    $        178             180    $        144
   Redemption of Units                                                      (1,588)         (1,383)         (2,640)         (1,987)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,395)   $     (1,205)         (2,460)   $     (1,843)
                                                                      ============    ============    ============    ============
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                        11,825    $     17,448              --    $         --
   Redemption of Units                                                      (2,246)         (3,121)             --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                9,579    $     14,327              --    $         --
                                                                      ============    ============    ============    ============
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                         4,173    $      4,201           8,676    $      7,051
   Redemption of Units                                                     (13,820)        (14,048)        (21,396)        (17,047)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (9,647)   $     (9,847)        (12,720)   $     (9,996)
                                                                      ============    ============    ============    ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                             4    $          4               3    $          4
   Redemption of Units                                                         (88)           (103)            (92)            (90)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (84)   $        (99)            (89)   $        (86)
                                                                      ============    ============    ============    ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                         5,918    $      7,799          11,077    $     14,066
   Redemption of Units                                                      (7,117)         (9,637)        (17,071)        (20,594)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,199)   $     (1,838)         (5,994)   $     (6,528)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                        48,227    $     71,143         101,730    $    139,426
   Redemption of Units                                                    (115,719)       (172,855)       (166,648)       (226,875)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (67,492)   $   (101,712)        (64,918)   $    (87,449)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                        36,528    $     29,995         102,486    $     71,014
   Redemption of Units                                                    (224,378)       (184,052)       (204,893)       (140,686)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (187,850)   $   (154,057)       (102,407)   $    (69,672)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                        10,812    $     16,141          63,965    $     91,327
   Redemption of Units                                                     (46,273)        (69,151)       (101,848)       (144,826)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (35,461)   $    (53,010)        (37,883)   $    (53,499)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                         6,641    $     11,608           9,847    $     13,790
   Redemption of Units                                                     (64,135)       (108,786)        (24,726)        (33,726)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (57,494)   $    (97,178)        (14,879)   $    (19,936)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                         6,810    $     14,743          36,914    $     65,685
   Redemption of Units                                                     (65,972)       (141,997)        (80,029)       (138,446)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (59,162)   $   (127,254)        (43,115)   $    (72,761)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                       294,393    $    334,634         152,578    $    175,467
   Redemption of Units                                                    (293,435)       (333,326)       (199,038)       (228,904)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  958    $      1,308         (46,460)   $    (53,437)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                        55,187    $     34,198         140,257    $     73,025
   Redemption of Units                                                    (111,719)        (68,834)       (208,644)       (108,015)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (56,532)   $    (34,636)        (68,387)   $    (34,990)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                        10,928    $      8,270          71,959    $     51,885
   Redemption of Units                                                     (57,799)        (45,303)       (114,381)        (81,268)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (46,871)   $    (37,033)        (42,422)   $    (29,383)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                        30,227    $     19,742         178,740    $    103,909
   Redemption of Units                                                    (140,006)        (92,676)       (294,515)       (170,649)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (109,779)   $    (72,934)       (115,775)   $    (66,740)
                                                                      ============    ============    ============    ============
Invesco V.I. Basic Value Fund Series II Shares (a)
   Issuance of Units                                                         3,389    $      2,834          84,518    $     65,833
   Redemption of Units                                                     (18,118)        (15,390)       (101,602)        (79,020)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (14,729)   $    (12,556)        (17,084)   $    (13,187)
                                                                      ============    ============    ============    ============
Invesco V.I. Capital Appreciation Fund Series I Shares (a)
   Issuance of Units                                                           893    $        710           2,279    $      1,560
   Redemption of Units                                                      (7,118)         (5,399)         (9,073)         (5,937)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (6,225)   $     (4,689)         (6,794)   $     (4,377)
                                                                      ============    ============    ============    ============
Invesco V.I. Core Equity Fund Series I Shares (a)
   Issuance of Units                                                         2,277    $      1,980          31,316    $     24,118
   Redemption of Units                                                     (15,099)        (12,921)        (45,015)        (33,513)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (12,822)   $    (10,941)        (13,699)   $     (9,395)
                                                                      ============    ============    ============    ============
Invesco V.I. Global Health Care Fund Series I Shares (a)
   Issuance of Units                                                         5,415    $      5,951           5,647    $      5,211
   Redemption of Units                                                      (7,471)         (8,042)         (7,265)         (7,045)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (2,056)   $     (2,091)         (1,618)   $     (1,834)
                                                                      ============    ============    ============    ============
Invesco V.I. Large Cap Growth Fund Series I Shares (a)
   Issuance of Units                                                           567    $        464             570    $        400
   Redemption of Units                                                      (2,713)         (2,042)         (4,902)         (3,290)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (2,146)   $     (1,578)         (4,332)   $     (2,890)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Janus Aspen Growth and Income Portfolio Service Shares (b)
   Issuance of Units                                                           236    $        219           6,542    $      5,339
   Redemption of Units                                                     (70,350)        (67,137)        (12,509)         (9,617)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (70,114)   $    (66,918)         (5,967)   $     (4,278)
                                                                      ============    ============    ============    ============
Janus Aspen Janus Portfolio Service Shares
   Issuance of Units                                                           587    $        460             342    $        235
   Redemption of Units                                                      (3,862)         (2,957)         (3,875)         (2,501)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (3,275)   $     (2,497)         (3,533)   $     (2,266)
                                                                      ============    ============    ============    ============
MFS(R) New Discovery Series Service Class
   Issuance of Units                                                            43    $         54           3,292    $      2,770
   Redemption of Units                                                        (293)           (356)           (286)           (308)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (250)   $       (302)          3,006    $      2,462
                                                                      ============    ============    ============    ============
MFS(R) Total Return Series Service Class
   Issuance of Units                                                         5,123    $      6,168          10,111    $     10,990
   Redemption of Units                                                     (16,052)        (19,266)        (21,567)        (22,881)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (10,929)   $    (13,098)        (11,456)   $    (11,891)
                                                                      ============    ============    ============    ============
MFS(R) Utilities Series Service Class
   Issuance of Units                                                            35    $         75           2,650    $      4,621
   Redemption of Units                                                        (236)           (498)           (230)           (463)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (201)   $       (423)          2,420    $      4,158
                                                                      ============    ============    ============    ============
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                            61    $         57              52    $         43
   Redemption of Units                                                        (457)           (407)           (484)           (354)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (396)   $       (350)           (432)   $       (311)
                                                                      ============    ============    ============    ============

Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                         7,581    $      7,333             498    $        449
   Redemption of Units                                                     (12,749)        (12,364)         (2,638)         (2,201)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (5,168)   $     (5,031)         (2,140)   $     (1,752)
                                                                      ============    ============    ============    ============
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                        48,676    $     67,835           9,710    $     10,922
   Redemption of Units                                                     (32,658)        (45,078)         (7,524)         (8,293)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               16,018    $     22,757           2,186    $      2,629
                                                                      ============    ============    ============    ============
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                           263    $         95          43,236    $     13,518
   Redemption of Units                                                      (1,686)           (618)        (45,583)        (14,183)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,423)   $       (523)         (2,347)   $       (665)
                                                                      ============    ============    ============    ============
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                                        26,548    $     77,393           3,926    $      9,335
   Redemption of Units                                                     (16,015)        (49,395)        (14,149)        (34,937)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               10,533    $     27,998         (10,223)   $    (25,602)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                          COMMONWEALTH ANNUITY IMMEDIATE ADVANTAGE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                        24,641    $     51,429          20,162    $     29,298
   Redemption of Units                                                     (25,703)        (52,546)        (33,526)        (48,348)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,062)   $     (1,117)        (13,364)   $    (19,050)
                                                                      ============    ============    ============    ============
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                         9,550    $      8,365          28,732    $     21,138
   Redemption of Units                                                     (50,204)        (44,134)        (57,957)        (42,204)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (40,654)   $    (35,769)        (29,225)   $    (21,066)
                                                                      ============    ============    ============    ============

                                                                                       DIRECTED ADVISORY SOLUTIONS
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Growth Portfolio Class B
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (6)             (4)            (10)             (5)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (6)   $         (4)            (10)   $         (5)
                                                                      ============    ============    ============    ============
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --          (2,073)         (2,870)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --          (2,073)   $     (2,870)
                                                                      ============    ============    ============    ============
DWS Small Cap Index VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (5)             (7)             (8)             (7)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (5)   $         (7)             (8)   $         (7)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth & Income Portfolio Service Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                         (16)            (16)            (45)            (30)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (16)   $        (16)            (45)   $        (30)
                                                                      ============    ============    ============    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --          (4,513)         (5,998)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --          (4,513)   $     (5,998)
                                                                      ============    ============    ============    ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                         (18)            (26)            (47)            (46)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (18)   $        (26)            (47)   $        (46)
                                                                      ============    ============    ============    ============
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (1)             (2)             (2)             (2)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (1)   $         (2)             (2)   $         (2)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                                    DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Janus Aspen Overseas Portfolio Service Shares
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (8)            (16)            (12)            (12)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (8)   $        (16)            (12)   $        (12)
                                                                      ============    ============    ============    ============
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --          (7,866)         (5,636)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --          (7,866)   $     (5,636)
                                                                      ============    ============    ============    ============

                                                                                    COMMONWEALTH ANNUITY VALUE GENERATION
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
DWS Equity 500 Index VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                     (18,677)        (17,070)        (20,966)        (15,956)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (18,677)   $    (17,070)        (20,966)   $    (15,956)
                                                                      ============    ============    ============    ============
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                     (13,955)        (21,154)        (15,664)        (21,911)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (13,955)   $    (21,154)        (15,664)   $    (21,911)
                                                                      ============    ============    ============    ============
DWS Small Cap Index VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                      (5,948)         (8,004)         (6,676)         (7,173)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (5,948)   $     (8,004)         (6,676)   $     (7,173)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                     (14,074)        (16,251)        (15,799)        (18,391)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (14,074)   $    (16,251)        (15,799)   $    (18,391)
                                                                      ============    ============    ============    ============
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                      (6,494)         (7,519)         (7,289)         (6,570)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (6,494)   $     (7,519)         (7,289)   $     (6,570)
                                                                      ============    ============    ============    ============

                                                                                    COMMONWEALTH ANNUITY PREMIER CHOICE
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                         1,295    $      1,342           5,848    $      5,597
   Redemption of Units                                                      (7,530)         (8,016)         (8,454)         (7,488)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (6,235)   $     (6,674)         (2,606)   $     (1,891)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                             COMMONWEALTH ANNUITY PREMIER CHOICE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                         1,213    $      1,229              98    $         76
   Redemption of Units                                                      (8,784)         (8,660)         (3,583)         (2,867)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (7,571)   $     (7,431)         (3,485)   $     (2,791)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                                         1,750    $      2,679           3,078    $      4,105
   Redemption of Units                                                        (826)         (1,312)           (876)         (1,080)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  924    $      1,367           2,202    $      3,025
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                         3,072    $      3,000           4,617    $      4,291
   Redemption of Units                                                          --              --              --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                3,072    $      3,000           4,617    $      4,291
                                                                      ============    ============    ============    ============
Delaware VIP Smid Cap Growth Series Service Class (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (263)           (411)           (859)         (1,231)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (263)   $       (411)           (859)   $     (1,231)
                                                                      ============    ============    ============    ============
DWS Strategic Value VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (135)           (119)           (446)           (407)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (135)   $       (119)           (446)   $       (407)
                                                                      ============    ============    ============    ============
DWS Technology VIP Class A
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (144)           (157)           (474)           (507)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (144)   $       (157)           (474)   $       (507)
                                                                      ============    ============    ============    ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                           344    $        394             479    $        488
   Redemption of Units                                                        (178)           (201)         (1,953)         (1,602)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  166    $        193          (1,474)   $     (1,114)
                                                                      ============    ============    ============    ============
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                                         1,910    $      2,892           3,089    $      4,357
   Redemption of Units                                                        (334)           (560)         (1,569)         (1,919)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                1,576    $      2,332           1,520    $      2,438
                                                                      ============    ============    ============    ============
Fidelity VIP Equity-Income Portfolio Initial Class
   Issuance of Units                                                           983    $      1,101           4,238    $      3,781
   Redemption of Units                                                     (15,689)        (18,483)        (11,700)        (10,802)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (14,706)   $    (17,382)         (7,462)   $     (7,021)
                                                                      ============    ============    ============    ============
Fidelity VIP Growth Portfolio Initial Class
   Issuance of Units                                                         2,482    $      2,479           4,860    $      4,476
   Redemption of Units                                                      (3,926)         (4,184)         (2,812)         (2,371)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,444)   $     (1,705)          2,048    $      2,105
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                             COMMONWEALTH ANNUITY PREMIER CHOICE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Fidelity VIP High Income Portfolio Initial Class
   Issuance of Units                                                           334    $        616             348    $        535
   Redemption of Units                                                        (775)         (1,357)         (8,380)        (11,518)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (441)   $       (741)         (8,032)   $    (10,983)
                                                                      ============    ============    ============    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                         1,610    $      2,966           3,772    $      6,370
   Redemption of Units                                                        (496)           (974)           (208)           (265)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                1,114    $      1,992           3,564    $      6,105
                                                                      ============    ============    ============    ============
Fidelity VIP Overseas Portfolio Initial Class
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (2)             (2)             (2)             (2)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (2)   $         (2)             (2)   $         (2)
                                                                      ============    ============    ============    ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                         2,910    $      3,659           5,636    $      6,333
   Redemption of Units                                                        (612)           (740)         (2,584)         (2,193)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                2,298    $      2,919           3,052    $      4,140
                                                                      ============    ============    ============    ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (3)             (3)             (4)             (3)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (3)             (4)   $         (3)
                                                                      ============    ============    ============    ============
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                      (3,676)         (4,808)            (11)            (13)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (3,676)   $     (4,808)            (11)   $        (13)
                                                                      ============    ============    ============    ============
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                         2,390    $      3,219           5,496    $      6,737
   Redemption of Units                                                      (3,529)         (5,062)         (2,011)         (1,936)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,139)   $     (1,843)          3,485    $      4,801
                                                                      ============    ============    ============    ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                                         3,736    $      4,392           6,342    $      7,053
   Redemption of Units                                                        (101)           (115)             --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                3,635    $      4,277           6,342    $      7,053
                                                                      ============    ============    ============    ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                         2,725    $      3,495           2,910    $      3,960
   Redemption of Units                                                      (1,177)         (1,579)         (1,311)         (1,365)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                1,548    $      1,916           1,599    $      2,595
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                         2,342    $      2,990           3,172    $      3,645
   Redemption of Units                                                     (15,035)        (18,860)        (37,303)        (41,613)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (12,693)   $    (15,870)        (34,131)   $    (37,968)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                             COMMONWEALTH ANNUITY PREMIER CHOICE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                            91    $         94           1,158    $      1,249
   Redemption of Units                                                      (2,242)         (2,471)         (4,117)         (4,076)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (2,151)   $     (2,377)         (2,959)   $     (2,827)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                           309    $        396             396    $        480
   Redemption of Units                                                        (613)           (790)        (10,548)        (12,987)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (304)   $       (394)        (10,152)   $    (12,507)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                         1,815    $      3,600           3,429    $      6,356
   Redemption of Units                                                        (876)         (1,764)         (1,427)         (2,102)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  939    $      1,836           2,002    $      4,254
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                         1,414    $      2,383           2,826    $      4,300
   Redemption of Units                                                      (1,433)         (2,436)         (1,470)         (1,781)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (19)   $        (53)          1,356    $      2,519
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                        24,836    $     26,260           2,940    $      3,142
   Redemption of Units                                                        (287)           (303)         (1,379)         (1,486)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               24,549    $     25,957           1,561    $      1,656
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                           473    $        524              --    $         --
   Redemption of Units                                                     (14,015)        (15,230)         (2,952)         (2,967)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (13,542)   $    (14,706)         (2,952)   $     (2,967)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                         5,270    $      5,929           7,240    $      8,050
   Redemption of Units                                                      (2,882)         (3,270)         (1,702)         (1,537)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                2,388    $      2,659           5,538    $      6,513
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                         1,095    $        932           1,179    $        895
   Redemption of Units                                                        (988)           (929)         (1,824)         (1,357)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  107    $          3            (645)   $       (462)
                                                                      ============    ============    ============    ============
Invesco V.I. Basic Value Fund Series II Shares (a)
   Issuance of Units                                                            --    $         --           1,154    $        680
   Redemption of Units                                                     (13,951)        (12,310)         (1,898)         (1,183)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (13,951)   $    (12,310)           (744)   $       (503)
                                                                      ============    ============    ============    ============
Invesco V.I. Capital Appreciation Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --           3,876    $      3,896
   Redemption of Units                                                      (1,138)         (1,291)           (277)           (271)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               (1,138)   $     (1,291)          3,599    $      3,625
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                             COMMONWEALTH ANNUITY PREMIER CHOICE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Invesco V.I. Core Equity Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (635)           (661)         (1,277)         (1,316)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (635)   $       (661)         (1,277)   $     (1,316)
                                                                      ============    ============    ============    ============
Invesco V.I. Global Health Care Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (158)           (165)           (514)           (556)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (158)   $       (165)           (514)   $       (556)
                                                                      ============    ============    ============    ============
Invesco V.I. Large Cap Growth Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (294)           (270)           (968)           (898)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (294)   $       (270)           (968)   $       (898)
                                                                      ============    ============    ============    ============
Janus Aspen Growth and Income Portfolio Service Shares (b)
   Issuance of Units                                                            41    $         46           3,732    $      4,084
   Redemption of Units                                                     (18,951)        (22,398)           (169)           (132)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (18,910)   $    (22,352)          3,563    $      3,952
                                                                      ============    ============    ============    ============
Janus Aspen Janus Portfolio Service Shares
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (686)           (850)           (433)           (472)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (686)   $       (850)           (433)   $       (472)
                                                                      ============    ============    ============    ============
MFS(R) Mid Cap Growth Series Service Class
   Issuance of Units                                                            55    $         44              --    $         --
   Redemption of Units                                                        (682)           (645)           (555)           (380)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (627)   $       (601)           (555)   $       (380)
                                                                      ============    ============    ============    ============
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                         3,007    $      2,853           4,198    $      4,029
   Redemption of Units                                                         (92)            (93)           (131)            (87)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                2,915    $      2,760           4,067    $      3,942
                                                                      ============    ============    ============    ============
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                         1,940    $      2,644           2,800    $      3,860
   Redemption of Units                                                        (256)           (356)           (108)           (130)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                1,684    $      2,288           2,692    $      3,730
                                                                      ============    ============    ============    ============
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                            --    $         --           7,551    $      2,492
   Redemption of Units                                                     (11,710)         (4,176)        (11,594)         (3,320)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              (11,710)   $     (4,176)         (4,043)   $       (828)
                                                                      ============    ============    ============    ============
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                                         2,445    $      2,433           4,254    $      4,144
   Redemption of Units                                                         (71)            (69)             --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                2,374    $      2,364           4,254    $      4,144
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                             COMMONWEALTH ANNUITY PREMIER CHOICE (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                                           898    $      3,058           2,268    $      7,355
   Redemption of Units                                                      (1,680)         (6,214)         (1,767)         (4,672)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (782)   $     (3,156)            501    $      2,683
                                                                      ============    ============    ============    ============
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --          (3,750)         (5,743)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --          (3,750)   $     (5,743)
                                                                      ============    ============    ============    ============
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                            45    $         66             146    $        128
   Redemption of Units                                                        (490)           (777)         (9,456)        (12,622)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (445)   $       (711)         (9,310)   $    (12,494)
                                                                      ============    ============    ============    ============

                                                                         COMMONWEALTH ANNUITY PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                                            --    $         --             196    $        163
   Redemption of Units                                                         (15)            (16)           (603)           (490)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (15)   $        (16)           (407)   $       (327)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                                            --    $         --             228    $        160
   Redemption of Units                                                          (7)             (6)           (663)           (459)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (7)   $         (6)           (435)   $       (299)
                                                                      ============    ============    ============    ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                                        17,217    $     16,675              --    $         --
   Redemption of Units                                                     (17,217)        (15,725)             --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $        950              --    $         --
                                                                      ============    ============    ============    ============
Delaware VIP International Value Equity Series Standard Class
   Issuance of Units                                                        36,210    $     61,911              --    $         --
   Redemption of Units                                                     (26,697)        (41,851)        (13,732)        (15,219)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                9,513    $     20,060         (13,732)   $    (15,219)
                                                                      ============    ============    ============    ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (9)             (9)            (11)             (9)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (9)   $         (9)            (11)   $         (9)
                                                                      ============    ============    ============    ============
Fidelity VIP Equity-Income Portfolio Initial Class
   Issuance of Units                                                            --    $         --             184    $        146
   Redemption of Units                                                          (2)             (2)        (33,545)        (22,324)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (2)   $         (2)        (33,361)   $    (22,178)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                         COMMONWEALTH ANNUITY PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                              (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Fidelity VIP Growth Portfolio Initial Class
   Issuance of Units                                                            --    $         --               4    $          3
   Redemption of Units                                                          (3)             (2)             (7)             (6)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (2)             (3)   $         (3)
                                                                      ============    ============    ============    ============
Fidelity VIP High Income Portfolio Initial Class
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                        (227)           (413)             (4)             (5)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                 (227)   $       (413)             (4)   $         (5)
                                                                      ============    ============    ============    ============
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                                        36,443    $     62,320              --    $         --
   Redemption of Units                                                     (36,443)        (59,381)        (45,165)        (50,602)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $      2,939         (45,165)   $    (50,602)
                                                                      ============    ============    ============    ============
Fidelity VIP Overseas Portfolio Initial Class
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --         (32,787)        (30,835)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --         (32,787)   $    (30,835)
                                                                      ============    ============    ============    ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --         (16,042)         (8,858)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --         (16,042)   $     (8,858)
                                                                      ============    ============    ============    ============
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                                            --    $         --               5    $          6
   Redemption of Units                                                          (3)             (3)             (8)             (9)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (3)             (3)   $         (3)
                                                                      ============    ============    ============    ============
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                                            --    $         --             163    $        142
   Redemption of Units                                                          (1)             (1)        (35,982)        (28,169)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (1)   $         (1)        (35,819)   $    (28,027)
                                                                      ============    ============    ============    ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                                            --    $         --             162    $        156
   Redemption of Units                                                          (3)             (3)           (476)           (446)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (3)           (314)   $       (290)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                            --    $         --             215    $        230
   Redemption of Units                                                          (1)             (1)           (636)           (678)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (1)   $         (1)           (421)   $       (448)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                        75,170    $     80,967         184,099    $    157,774
   Redemption of Units                                                     (59,612)        (60,530)       (184,099)       (144,631)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               15,558    $     20,437              --    $     13,143
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                         COMMONWEALTH ANNUITY PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                              (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                       143,759    $    177,488             215    $        253
   Redemption of Units                                                         (14)            (18)        (18,083)        (20,801)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                              143,745    $    177,470         (17,868)   $    (20,548)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                            --    $         --             134    $        155
   Redemption of Units                                                          (4)             (7)           (391)           (440)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (4)   $         (7)           (257)   $       (285)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                            --    $         --         188,038    $    198,890
   Redemption of Units                                                    (192,198)       (199,805)        (21,513)        (22,762)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                             (192,198)   $   (199,805)        166,525    $    176,128
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                            --    $         --               4    $          4
   Redemption of Units                                                          (3)             (3)             (7)             (6)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (3)             (3)   $         (2)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                            --    $         --             183    $        157
   Redemption of Units                                                         (10)            (10)           (516)           (427)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (10)   $        (10)           (333)   $       (270)
                                                                      ============    ============    ============    ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                            --    $         --             221    $        160
   Redemption of Units                                                          (3)             (2)           (653)           (458)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (2)           (432)   $       (298)
                                                                      ============    ============    ============    ============
Invesco V.I. Basic Value Fund Series II Shares (a)
   Issuance of Units                                                            --    $         --              11    $          8
   Redemption of Units                                                          (7)             (6)            (18)            (14)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (7)   $         (6)             (7)   $         (6)
                                                                      ============    ============    ============    ============
Invesco V.I. Capital Appreciation Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          (3)             (3)             (3)             (3)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (3)   $         (3)             (3)   $         (3)
                                                                      ============    ============    ============    ============
Invesco V.I. Core Equity Fund Series I Shares (a)
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                         (24)            (25)            (31)            (24)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                  (24)   $        (25)            (31)   $        (24)
                                                                      ============    ============    ============    ============
MFS(R) Mid Cap Growth Series Service Class
   Issuance of Units                                                        20,666    $     16,265              --    $         --
   Redemption of Units                                                          --              --              --              --
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                               20,666    $     16,265              --    $         --
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                                                                         COMMONWEALTH ANNUITY PREMIER CHOICE WITH OPTIONAL RIDER
                                                                                              (CONTINUED)
                                                                                         YEAR ENDED DECEMBER 31,
                                                                                  2010                            2009
                                                                     -----------------------------   -------------------------------
                                                                          UNITS          AMOUNT           UNITS          AMOUNT
                                                                      ------------    ------------    ------------    ------------
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                                            --    $         --             193    $         54
   Redemption of Units                                                          --              --            (567)           (155)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --            (374)   $       (101)
                                                                      ============    ============    ============    ============
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --         (10,593)        (19,912)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --         (10,593)   $    (19,912)
                                                                      ============    ============    ============    ============
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                                            --    $         --              --    $         --
   Redemption of Units                                                          --              --         (27,391)        (24,978)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   --    $         --         (27,391)   $    (24,978)
                                                                      ============    ============    ============    ============
T. Rowe Price International Stock Portfolio
   Issuance of Units                                                            --    $         --             144    $        127
   Redemption of Units                                                          (2)             (3)           (429)           (368)
                                                                      ------------    ------------    ------------    ------------
      Net increase (decrease)                                                   (2)   $         (3)           (285)   $       (241)
                                                                      ============    ============    ============    ============

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2010 were as follows:

                        INVESTMENT PORTFOLIO                            PURCHASES      SALES
                        --------------------                           -----------  -----------
AllianceBernstein VPS Growth Portfolio Class B                         $         3  $        49
AllianceBernstein VPS Growth and Income Portfolio Class B                   64,687    3,702,061
AllianceBernstein VPS Large Cap Growth Portfolio Class B                   186,047    2,210,362
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                504,519    1,498,004
AllianceBernstein VPS Value Portfolio Class B                              106,060      334,380
Delaware VIP International Value Equity Series Standard Class            1,196,570    3,774,353
Delaware VIP Smid Cap Growth Series Service Class (a)                      334,834      642,065
DWS Equity 500 Index VIP Class A                                               924       17,430
DWS Government & Agency Securities VIP Class A                               2,782       21,596
DWS Small Cap Index VIP Class A                                                297        8,245
DWS Strategic Value VIP Class A                                             58,164      213,138
DWS Technology VIP Class A                                                 183,264      618,238
Eaton Vance VT Floating-Rate Income Fund                                 1,510,690    1,085,606
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                   1,051,346    4,651,226
Fidelity VIP Contrafund(R) Portfolio Service Class 2                     1,751,494    4,159,438
Fidelity VIP Equity-Income Portfolio Initial Class                       2,077,474   12,628,287
Fidelity VIP Growth Portfolio Initial Class                                545,448   11,425,143
Fidelity VIP Growth & Income Portfolio Service Class 2                         499          688
Fidelity VIP Growth Opportunities Portfolio Service Class 2                512,421      484,323
Fidelity VIP High Income Portfolio Initial Class                         2,266,908    4,297,270
Fidelity VIP Mid Cap Portfolio Service Class 2                             962,596    2,218,950
Fidelity VIP Overseas Portfolio Initial Class                              411,634    3,322,200
Fidelity VIP Value Strategies Portfolio Service Class 2                    266,165    1,001,069
FT VIP Franklin Growth and Income Securities Fund Class 2                  318,171      359,031
FT VIP Franklin Large Cap Growth Securities Fund Class 2                    53,109      194,339
FT VIP Franklin Small Cap Value Securities Fund Class 2                     16,062        6,725
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                95,150    2,408,240
FT VIP Mutual Shares Securities Fund Class 2                               531,805    1,640,337
FT VIP Templeton Foreign Securities Fund Class 2                           567,637    1,610,733
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  3,877,315    9,272,436
Goldman Sachs VIT Equity Index Fund Service Shares                       2,315,331   12,023,972
Goldman Sachs VIT Government Income Fund Service Shares                  2,650,860    5,319,493
Goldman Sachs VIT Growth Opportunities Fund Service Shares                 697,776    6,769,021
Goldman Sachs VIT Mid Cap Value Fund Service Shares                        322,651    9,102,165
Goldman Sachs VIT Money Market Fund Service Shares                      10,459,366   12,441,106
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)                 150,026    9,275,223
Goldman Sachs VIT Strategic International Equity Fund Service Shares       550,358    5,309,678
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares             1,040,531    7,481,420
Invesco V.I. Basic Value Fund Series II Shares (a)                         235,494    1,445,938
Invesco V.I. Capital Appreciation Fund Series I Shares (a)                  68,642      900,777
Invesco V.I. Capital Development Fund Series II Shares (a)                   8,345      115,430
Invesco V.I. Core Equity Fund Series I Shares (a)                          424,785    1,563,601
Invesco V.I. Global Health Care Fund Series I Shares (a)                   102,556      593,656
Invesco V.I. Large Cap Growth Fund Series I Shares (a)                      45,289      290,187

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

                        INVESTMENT PORTFOLIO                            PURCHASES      SALES
                        --------------------                           -----------  -----------
Janus Aspen Forty Portfolio Service Shares                             $        45  $     7,693
Janus Aspen Growth and Income Portfolio Service Shares (b)                  66,465    7,650,029
Janus Aspen Janus Portfolio Service Shares                                 535,610    1,403,115
Janus Aspen Overseas Portfolio Service Shares                                  114          151
MFS(R) Mid Cap Growth Series Service Class                                 121,076      101,481
MFS(R) New Discovery Series Service Class                                  834,194      568,879
MFS(R) Total Return Series Service Class                                   818,910    1,269,496
MFS(R) Utilities Series Service Class                                      783,309    1,100,683
Oppenheimer Balanced Fund/VA Service Shares                                133,189      348,733
Oppenheimer Capital Appreciation Fund/VA Service Shares                     98,618      667,122
Oppenheimer Global Securities Fund/VA Service Shares                       462,319    1,349,553
Oppenheimer High Income Fund/VA Service Shares                             367,191      346,013
Oppenheimer Main Street Fund(R)/VA Service Shares                           29,952      220,075
Pioneer Emerging Markets VCT Portfolio Class II                            941,818    2,278,035
Pioneer Real Estate Shares VCT Portfolio Class II                          910,339    1,304,434
T. Rowe Price International Stock Portfolio                                519,350    3,473,997

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000S)  ($) (4)  ($) (4) ($000S)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO CLASS B
2010                                                   9 0.831067 0.831067       8   0.05       0.65    0.65      14.05      14.05
2009                                                   9 0.728714 0.728714       7    N/A       0.65    0.65      32.00      32.00
2008                                                   9 0.552053 0.552053       5    N/A       0.65    0.65     -42.97     -42.97
2007                                                   9 0.967995 0.967995       9    N/A       0.65    0.65      11.93      11.93
2006                                                   9 0.864812 0.864812       8    N/A       0.65    0.65      -1.88      -1.88
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
   CLASS B
2010                                              16,568 1.113352 1.075622  17,804    N/A       1.45    1.75      10.83      11.16
2009                                              20,029 1.004600 0.967598  19,362   3.52       1.45    1.75      18.24      18.60
2008                                              24,521 0.849615 0.815827  19,987   1.81       1.45    1.75     -41.73     -41.56
2007                                              32,664 1.458165 1.395906  45,558   1.21       1.45    1.75       3.03       3.34
2006                                              42,884 1.415341 1.350791  57,893   1.16       1.45    1.75      14.94      15.29
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO
   CLASS B
2010                                              19,983 1.055320 0.813945  12,560   0.27       1.45    1.75       7.91       8.24
2009                                              23,274 0.977965 0.751989  13,513    N/A       1.45    1.75      34.71      35.12
2008                                              29,290 0.725991 0.556538  12,578    N/A       1.45    1.75     -40.88     -40.69
2007                                              40,710 1.227914 0.938428  29,478    N/A       1.45    1.75      11.62      11.97
2006                                              56,027 1.100039 0.838138  36,228    N/A       1.45    1.75      -2.38      -2.08
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO CLASS B
2010                                               3,557 1.761248 1.769034   6,292   0.27       1.45    1.50      24.69      24.75
2009                                               4,161 1.412482 1.418007   5,900   0.82       1.45    1.50      40.52      40.59
2008                                               4,656 1.005198 1.008615   4,696   0.46       1.45    1.50     -36.71     -36.68
2007                                               5,712 1.588285 1.592869   9,098   0.69       1.45    1.50       0.01       0.06
2006                                               6,606 1.588199 1.591979  10,517   0.23       1.45    1.50      12.49      12.54
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO CLASS B
2010                                               1,366 1.056163 1.060729   1,449   1.82       1.45    1.50       9.75       9.80
2009                                               1,606 0.962338 0.966073   1,551   3.21       1.45    1.50      19.22      19.28
2008                                               1,871 0.807196 0.809921   1,515   2.24       1.45    1.50     -41.90     -41.87
2007                                               2,499 1.389337 1.393327   3,482   1.32       1.45    1.50      -5.60      -5.56
2006                                               3,156 1.471795 1.475279   4,657   0.90       1.45    1.50      19.21      19.28

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000S)  ($) (4)  ($) (4) ($000S)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
   STANDARD CLASS
2010                                               6,642 1.827861 2.921065  19,315   3.84       1.45    1.75       8.98       9.32
2009                                               7,791 1.472144 2.672130  20,724   3.20       1.45    1.45      32.77      32.77
2008                                               9,398 1.267047 2.012537  18,824   2.44       1.45    1.75     -43.43     -43.26
2007                                              12,129 2.239838 3.546835  42,802   2.22       1.45    1.75       3.39       3.71
2006                                              15,275 2.166315 3.419973  52,039   2.92       1.45    1.75      21.43      21.80
DELAWARE VIP SMID CAP GROWTH SERIES SERVICE
   CLASS (a)
2010                                               2,838 2.012441 1.561736   3,283    N/A       1.45    1.50      33.96      34.02
2009                                               3,131 1.502324 1.165287   2,703    N/A       1.45    1.50      42.95      43.02
2008                                               3,444 1.050955 0.814779   2,079    N/A       1.45    1.50     -41.61     -41.58
2007                                               4,048 1.799763 1.394590   4,179    N/A       1.45    1.50      11.02      11.08
2006                                               5,349 1.621062 1.255489   4,971    N/A       1.45    1.50       4.44       4.49
DWS EQUITY 500 INDEX VIP CLASS A
2010                                                  42 1.035414 1.035414      43   2.06       0.80    0.80      13.78      13.78
2009                                                  61 0.910020 0.910020      55   2.82       0.80    0.80      25.31      25.31
2008                                                  82 0.726188 0.726188      59   2.36       0.80    0.80     -37.66     -37.66
2007                                                  92 1.164840 1.164840     107   1.50       0.80    0.80       4.46       4.46
2006                                                 102 1.115149 1.115149     113   1.18       0.80    0.80      14.60      14.60
DWS GOVERNMENT & AGENCY SECURITIES VIP CLASS A
2010                                                  31 1.548333 1.548333      48   5.08       0.80    0.80       5.76       5.76
2009                                                  45 1.463990 1.463990      66   4.61       0.80    0.80       7.21       7.21
2008                                                  63 1.365481 1.381633      86   4.45       0.65    0.80       4.10       4.25
2007                                                  72 1.311748 1.325347      94   4.91       0.65    0.80       5.10       5.26
2006                                                  80 1.248051 1.259162     100   3.90       0.65    0.80       3.33       3.48
DWS SMALL CAP INDEX VIP CLASS A
2010                                                  20 1.628073 1.652863      33   0.96       0.65    0.80      25.38      25.57
2009                                                  26 1.298483 1.316281      34   1.78       0.65    0.80      25.56      25.75
2008                                                  33 1.034158 1.046742      34   1.57       0.65    0.80     -34.65     -34.55
2007                                                  36 1.582526 1.599348      57   0.87       0.65    0.80      -2.68      -2.54
2006                                                  39 1.626164 1.640974      64   0.65       0.65    0.80      16.55      16.73

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
DWS STRATEGIC VALUE VIP CLASS A
2010                                               1,060 1.028992 1.123026   1,187   1.99       1.45    1.50      10.84      10.89
2009                                               1,218 0.928370 1.012699   1,230   4.52       1.45    1.50      23.42      23.48
2008                                               1,446 0.752234 0.820141   1,183   3.23       1.45    1.50     -46.79     -46.76
2007                                               1,913 1.413739 1.540581   2,939   1.56       1.45    1.50      -3.34      -3.29
2006                                               2,690 1.462517 1.592932   4,274   3.87       1.45    1.50      12.79      12.85
DWS TECHNOLOGY VIP CLASS A
2010                                               6,480 1.335715 0.812032   3,257   0.04       1.45    1.50      16.88      16.94
2009                                               7,394 1.142782 0.694396   3,176    N/A       1.45    1.50      58.01      58.09
2008                                               8,205 0.723225 0.439240   2,229    N/A       1.45    1.50     -47.03     -47.00
2007                                              10,177 1.365289 0.828771   5,212    N/A       1.45    1.50      12.59      12.64
2006                                              14,565 1.196574 0.735748   6,624    N/A       1.45    1.75      -1.01      -0.71
EATON VANCE VT FLOATING-RATE INCOME FUND
2010                                               3,855 1.155205 1.193554   4,601   4.32       1.45    1.75       7.21       7.54
2009                                               3,594 1.077475 1.109853   3,988   4.79       1.45    1.75      41.79      42.22
2008                                               3,102 0.759925 0.780393   2,420   5.69       1.45    1.75     -28.41     -28.19
2007                                               4,885 1.061488 1.086756   5,308   6.28       1.45    1.75      -0.15       0.15
2006                                               6,864 1.063131 1.085135   7,448   5.75       1.45    1.75       3.65       3.97
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL
   CLASS
2010                                               7,345 1.451380 2.271325  16,594   1.55       1.45    1.50      12.55      12.61
2009                                               9,141 1.289518 2.017000  18,349   2.46       1.45    1.50      27.18      27.24
2008                                               9,603 1.013957 1.585182  15,145   2.49       1.45    1.50     -29.79     -29.75
2007                                              11,624 1.444160 2.256592  26,072   6.09       1.45    1.50      13.77      13.83
2006                                              14,848 1.269350 1.982424  29,246   2.92       1.45    1.50       5.71       5.76
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE
   CLASS 2
2010                                              12,716 1.726047 1.531823  19,482   0.98       1.45    1.50      15.17      15.23
2009                                              14,448 1.498640 1.329338  19,210   1.13       1.45    1.50      33.44      33.50
2008                                              17,461 1.123111 0.995734  17,389   0.75       1.45    1.50     -43.55     -43.52
2007                                              20,876 1.958324 1.763084  36,813   0.68       1.45    1.75      15.25      15.60
2006                                              27,152 1.699199 1.525139  41,427   0.96       1.45    1.75       9.48       9.82

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000S)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL
   CLASS
2010                                              20,945 1.252325 3.831470  78,964   1.78       1.45    1.75      13.14      13.48
2009                                              24,128 1.106915 3.376330  80,097   2.23       1.45    1.75      27.93      28.32
2008                                              28,674 0.865261 2.631201  74,216   2.29       1.45    1.75     -43.66     -43.49
2007                                              35,860 1.535782 4.655943 164,263   1.65       1.45    1.75      -0.25       0.06
2006                                              45,336 1.539571 4.653236 207,726   3.32       1.45    1.75      18.09      18.45
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2010                                              19,244 1.154481 3.515781  65,548   0.27       1.45    1.75      22.00      22.37
2009                                              22,737 0.946291 2.873001  63,398   0.44       1.45    1.75      26.04      26.43
2008                                              26,400 0.750791 2.272475  58,290   0.77       1.45    1.75     -48.09     -47.93
2007                                              31,430 1.446442 4.364682 133,493   0.86       1.45    1.75      24.74      25.12
2006                                              40,974 1.159526 3.488275 139,549   0.42       1.45    1.75       4.98       5.30
FIDELITY VIP GROWTH & INCOME PORTFOLIO SERVICE
   CLASS 2
2010                                                 107 1.071234 1.071234     115   0.48       0.65    0.65      13.80      13.80
2009                                                 107 0.941305 0.941305     101   0.90       0.65    0.65      26.19      26.19
2008                                                 108 0.745943 0.745943      80   1.00       0.65    0.65     -42.28     -42.28
2007                                                 108 1.292273 1.292273     139   1.39       0.65    0.65      11.13      11.13
2006                                                 108 1.162849 1.162849     125   0.69       0.65    0.65      12.12      12.12
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
   SERVICE CLASS 2
2010                                               2,602 0.796135 0.975915   2,072    N/A       1.45    1.45      21.68      21.68
2009                                               2,497 0.654269 0.802029   1,634   0.24       1.45    1.45      43.35      43.36
2008                                               2,745 0.456404 0.559471   1,253   0.13       1.45    1.45     -55.79     -55.78
2007                                               2,918 1.519147 1.265324   3,024    N/A       1.45    1.75      20.76      21.12
2006                                               3,494 1.258032 1.044670   2,989   0.48       1.45    1.75       3.28       3.60
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2010                                               7,996 1.831616 2.771156  21,891   7.43       1.45    1.75      11.83      12.17
2009                                               9,296 1.637825 2.470408  22,727   7.86       1.45    1.75      41.44      41.87
2008                                              10,979 1.157953 1.741295  18,933   7.52       1.45    1.75     -26.30     -26.07
2007                                              15,043 1.571140 2.355445  35,132   7.53       1.45    1.75       0.99       1.30
2006                                              18,860 1.555778 2.325317  43,452   7.07       1.45    1.75       9.29       9.62

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2010                                               4,045 2.172677 2.182271   8,827   0.12       1.45    1.50      26.64      26.71
2009                                               4,666 1.715579 1.722289   8,037   0.43       1.45    1.50      37.65      37.73
2008                                               6,359 1.225336 1.434068   7,952   0.25       0.65    1.75     -40.67     -40.00
2007                                               7,970 2.065128 2.389941  16,745   0.54       0.65    1.75      13.32      14.59
2006                                              12,676 1.822383 2.085716  23,431   0.21       0.65    1.75      10.44      11.68
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2010                                               8,350 1.653977 2.385522  19,639   1.35       1.45    1.50      11.42      11.48
2009                                               9,754 1.484477 2.139955  20,602   2.08       1.45    1.50      24.63      24.69
2008                                              11,571 1.169334 1.716158  19,601   2.52       1.45    1.75     -44.79     -44.62
2007                                              13,619 2.117969 3.098921  41,675   3.30       1.45    1.75      15.26      15.61
2006                                              16,865 1.837564 2.680465  44,711   0.92       1.45    1.75      16.01      16.37
FIDELITY VIP VALUE STRATEGIES PORTFOLIO SERVICE
   CLASS 2
2010                                               1,486 1.438997 1.445336   2,147   0.25       1.45    1.50      24.44      24.51
2009                                               2,070 1.156343 1.160861   2,403   0.39       1.45    1.50      54.80      54.87
2008                                               1,914 0.734453 0.749555   1,435   0.48       1.45    1.75     -52.14     -51.99
2007                                               2,530 1.534594 1.561350   3,950   0.59       1.45    1.75       3.60       3.91
2006                                               2,970 1.481331 1.502571   4,462   0.40       1.45    1.75      13.98      14.33
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND
   CLASS 2
2010                                               1,419 0.986586 1.194691   1,692   3.68       1.45    1.45      14.99      14.99
2009                                               1,499 0.857976 1.038967   1,554   4.87       1.45    1.45      24.72      24.72
2008                                               1,902 0.687929 0.833050   1,581   3.06       1.45    1.45     -36.09     -36.09
2007                                               3,053 1.575821 1.303394   3,976   2.21       1.45    1.50      -5.15      -5.10
2006                                               3,425 1.661434 1.373500   4,701   2.40       1.45    1.50      15.00      15.06
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   CLASS 2
2010                                                 609 1.121759 1.126731     686   0.86       1.45    1.50       9.91       9.97
2009                                                 743 1.020668 1.024569     761   1.40       1.45    1.50      27.79      27.85
2008                                               1,024 0.798681 0.801387     820   1.27       1.45    1.50     -35.51     -35.48
2007                                               1,399 1.238513 1.242047   1,737   0.71       1.45    1.50       4.64       4.69
2006                                               1,681 1.183630 1.186409   1,994   0.75       1.45    1.75       9.23       9.29

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
   CLASS 2
2010                                                  23 1.549079 1.590549      36   0.88       1.45    1.75      25.98      26.36
2009                                                  17 1.229609 1.253842      21   1.65       1.50    1.75      26.90      27.22
2008                                                  17 0.968992 0.985573      16   1.26       1.50    1.75     -34.19     -34.02
2007                                                  21 1.472433 1.493808      31    N/A       1.50    1.75      -4.09      -3.85
2006                                                  25 1.535219 1.553542      39   0.57       1.50    1.75      14.93      15.23
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES
   FUND CLASS 2
2010                                              13,308 1.570909 1.185136  12,166    N/A       1.45    1.75      25.41      25.77
2009                                              16,082 1.252762 0.942279  11,685    N/A       1.45    1.75      41.08      41.49
2008                                              19,813 0.887976 0.665954  10,181    N/A       1.45    1.75     -43.50     -43.33
2007                                              25,973 1.571739 1.175155  23,552    N/A       1.45    1.75       9.29       9.63
2006                                              39,478 1.438073 1.071941  32,624    N/A       1.45    1.75       6.79       7.12
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2010                                               3,293 1.258634 1.457763   4,182   1.52       0.65    1.50       9.53      10.47
2009                                               4,250 1.149139 1.319568   4,920   1.99       0.65    1.50      24.16      25.23
2008                                               4,173 0.925553 1.053722   3,888   3.00       0.65    1.50     -38.05     -37.52
2007                                               4,899 1.494114 1.686427   7,360   1.46       0.65    1.50       1.93       2.81
2006                                               5,604 1.465873 1.640395   8,251   1.30       0.65    1.50      16.60      17.61
FT VIP TEMPLETON FOREIGN SECURITIES FUND CLASS 2
2010                                               4,469 1.457460 1.496493   6,688   1.95       1.45    1.75       6.51       6.84
2009                                               5,257 1.368370 1.400744   7,364   3.59       1.45    1.75      34.64      35.06
2008                                               6,549 1.016282 1.037157   6,792   2.37       1.45    1.75     -41.42     -41.24
2007                                               8,681 1.734958 1.765187  15,323   2.01       1.45    1.75      13.44      13.78
2006                                              11,701 1.529445 1.551357  18,152   1.23       1.45    1.75      19.32      19.69
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE
   SHARES
2010                                              19,289 1.254020 2.384756  45,586   3.02       1.45    1.75       5.29       5.62
2009                                              21,943 1.191067 2.257838  49,082   4.83       1.45    1.75      12.68      13.02
2008                                              25,862 1.057037 1.997758  51,179   4.97       1.45    1.75     -10.18      -9.91
2007                                              36,508 1.176861 2.217464  80,105   4.49       1.45    1.75       4.95       5.27
2006                                              44,140 1.121397 2.106531  92,094   4.40       1.45    1.75       2.38       2.69

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE
   SHARES
2010                                              22,912 1.193831 3.348360  75,005   1.60       1.45    1.75      12.91      13.26
2009                                              26,272 1.079681 2.956395  75,778   1.98       1.45    1.50      24.39      24.45
2008                                              30,958 0.867979 2.375508  71,836   1.63       1.45    1.50     -38.21     -38.17
2007                                              38,685 1.382538 3.842336 144,987   1.60       1.45    1.75       3.48       3.79
2006                                              50,534 1.336059 3.701863 183,002   1.49       1.45    1.75      13.46      13.80
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE
   SHARES
2010                                              12,481 1.258928 2.173870  26,826   1.74       1.45    1.75       3.35       3.67
2009                                              13,785 1.218074 2.096920  28,715   3.51       1.45    1.75       4.58       4.90
2008                                              18,330 1.164765 1.999042  36,413   4.40       1.45    1.75       1.35       1.66
2007                                              21,930 1.149262 1.966446  42,864   3.96       1.45    1.75       5.46       5.78
2006                                              25,461 1.089738 1.858917  47,117   4.04       1.45    1.75       2.23       2.54
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   SERVICE SHARES
2010                                               8,859 2.265771 4.389252  38,612    N/A       1.45    1.50      17.57      17.63
2009                                              10,318 1.927121 3.731339  38,153    N/A       1.45    1.50      56.21      56.29
2008                                              12,593 1.233643 2.387398  29,825    N/A       1.45    1.50     -41.70     -41.67
2007                                              15,878 2.082560 4.092665  64,382    N/A       1.45    1.75      17.29      17.64
2006                                              21,358 1.775634 3.478878  73,688    N/A       1.45    1.75       3.88       4.20
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE
   SHARES
2010                                              11,034 1.896675 4.333767  47,460   0.43       1.45    1.75      22.51      22.89
2009                                              13,249 1.548150 3.526648  46,344   1.52       1.45    1.75      30.46      30.86
2008                                              15,882 1.186700 2.695053  42,462   0.70       1.45    1.75     -38.31     -38.12
2007                                              20,800 1.923722 4.355554  89,806   0.59       1.45    1.75       1.35       1.66
2006                                              26,762 1.898037 4.284335 113,639   1.20       1.45    1.75      13.39      13.73
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE
   SHARES
2010                                              22,216 1.022931 1.148587  32,618   0.01       0.80    1.75      -1.75      -0.79
2009                                              23,273 1.041113 1.157718  34,600   0.17       0.80    1.75      -1.61      -0.66
2008                                              32,571 1.058124 1.165357  49,241   2.24       0.80    1.75       0.46       1.43
2007                                              34,028 1.053258 1.148894  51,057   4.87       0.80    1.75       3.15       4.14
2006                                              39,232 1.021121 1.103184  56,842   4.55       0.80    1.75       2.84       3.83

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE
   SHARES (a)
2010                                              27,061 1.121566 2.157844  57,407   0.19       1.45    1.75       8.56       8.90
2009                                              31,351 1.033082 1.981563  61,128   0.21       1.45    1.75      44.92      45.36
2008                                              37,113 0.712877 1.363219  49,841    N/A       1.45    1.75     -42.97     -42.79
2007                                              45,228 1.249929 2.382921 106,319   0.07       1.45    1.75       8.09       8.42
2006                                              57,701 1.156418 2.197935 125,331   0.02       1.45    1.75       7.22       7.55
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY
   FUND SERVICE SHARES
2010                                              19,247 1.221700 1.677273  32,019   1.24       1.45    1.75       8.16       8.49
2009                                              22,316 1.129534 1.546013  34,225   1.58       1.45    1.75      26.12      26.51
2008                                              27,003 0.895581 1.222064  32,757   2.48       1.45    1.75     -47.04     -46.87
2007                                              34,126 1.690906 2.300280  77,947   1.19       1.45    1.75       5.97       6.29
2006                                              44,202 1.595662 2.164110  95,081   2.55       1.45    1.75      19.37      19.74
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
   SERVICE SHARES
2010                                              19,769 1.001452 2.432125  46,823   1.22       1.45    1.75      10.63      10.97
2009                                              22,660 0.905233 2.191761  48,363   1.83       1.45    1.75      18.78      19.14
2008                                              26,280 0.762139 1.839685  47,104   1.27       1.45    1.75     -38.23     -38.04
2007                                              32,870 1.233873 2.969292  95,303   0.88       1.45    1.75      -3.44      -3.14
2006                                              41,476 1.277793 3.065617 124,833   1.16       1.45    1.75      10.68      11.02
INVESCO V.I. BASIC VALUE FUND SERIES II
   SHARES (a)
2010                                               6,659 0.889937 0.913768   6,084   0.35       1.45    1.75       5.07       5.39
2009                                               7,990 0.846959 0.866998   6,927   1.25       1.45    1.75      45.16      45.60
2008                                               9,028 0.583486 0.595478   5,376   0.45       1.45    1.75     -52.75     -52.60
2007                                              12,132 1.234817 1.256353  15,241   0.29       1.45    1.75      -0.41      -0.11
2006                                              17,245 1.239900 1.257680  21,688   0.10       1.45    1.75      10.96      11.30
INVESCO V.I. CAPITAL APPRECIATION FUND SERIES I
   SHARES (a)
2010                                               7,367 1.127798 0.860673   4,928   0.73       1.45    1.75      13.47      13.81
2009                                               8,724 0.994007 0.756205   5,122   0.62       1.45    1.75      18.97      19.32
2008                                              10,277 0.835572 0.633745   5,050    N/A       1.45    1.75     -43.50     -43.33
2007                                              13,065 1.478848 1.118269  11,319    N/A       1.45    1.75      10.05      10.39
2006                                              16,711 1.343740 1.013022  13,119   0.05       1.45    1.75       7.36       7.69

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
INVESCO V.I. CAPITAL DEVELOPMENT FUND SERIES II
   SHARES (a)
2010                                                 337 1.281619 1.281619     432    N/A       1.45    1.45      16.75      16.75
2009                                                 423 1.097701 1.097701     464    N/A       1.45    1.45      39.93      39.93
2008                                                 517 0.784449 0.784449     405    N/A       1.45    1.45     -47.90     -47.90
2007                                                 625 1.505561 1.505561     941    N/A       1.45    1.45       8.94       8.94
2006                                                 756 1.381951 1.381951   1,045    N/A       1.45    1.45      14.57      14.57
INVESCO V.I. CORE EQUITY FUND SERIES I SHARES (a)
2010                                               5,786 1.124515 0.925069   4,640   0.90       1.45    1.75       7.64       7.97
2009                                               7,339 1.044702 0.856803   5,445   1.77       1.45    1.75      26.05      26.44
2008                                               9,065 0.828795 0.677654   5,315   2.36       1.45    1.75     -31.37     -31.16
2007                                               9,335 1.207559 0.984334   7,951   1.03       1.45    1.75       6.23       6.55
2006                                              11,403 1.136793 0.923829   9,118   1.59       1.45    1.75      13.23      13.57
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I
   SHARES (a)
2010                                               3,119 1.159555 1.131306   3,332    N/A       1.45    1.50       3.71       3.77
2009                                               3,550 1.118034 1.090241   3,654   0.33       1.45    1.50      25.76      25.82
2008                                               4,542 0.889018 0.866482   3,714    N/A       1.45    1.50     -29.69     -29.65
2007                                               5,801 1.264457 1.231760   6,744    N/A       1.45    1.50      10.18      10.23
2006                                               7,946 1.132468 1.117413   8,380    N/A       1.45    1.75       3.39       3.71
INVESCO V.I. LARGE CAP GROWTH FUND SERIES I
   SHARES (a)
2010                                               1,526 1.114313 0.857552   1,309   0.46       1.45    1.50      15.50      15.56
2009                                               1,840 0.964810 0.742112   1,366   0.36       1.45    1.50      24.10      24.17
2008                                               2,297 0.777430 0.597681   1,373   0.01       1.45    1.50     -39.21     -39.18
2007                                               3,077 1.278962 0.982756   3,025   0.03       1.45    1.50      13.91      13.97
2006                                               3,722 1.122808 0.862330   3,211   0.41       1.45    1.50       6.29       6.35
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2010                                                  17 1.249372 1.268425      21   0.21       0.65    0.80       5.63       5.79
2009                                                  23 1.182814 1.199044      27   0.01       0.65    0.80      44.85      45.07
2008                                                  30 0.816570 0.826511      25   0.01       0.65    0.80     -44.76     -44.67
2007                                                  34 1.478214 1.493889      50   0.18       0.65    0.80      35.56      35.76
2006                                                  37 1.090459 1.100399      41   0.15       0.65    0.80       8.25       8.41

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2010                                               9,420 1.245939 0.857668   6,541   0.36       1.45    1.50      12.54      12.60
2009                                              10,680 1.107060 0.761676   6,582   0.38       1.45    1.50      33.97      34.04
2008                                              13,320 0.826324 0.568246   6,120   0.58       1.45    1.50     -40.77     -40.74
2007                                              16,690 1.373152 0.958923  12,951   0.55       1.45    1.75      12.79      13.13
2006                                              21,358 1.217456 0.847614  14,654   0.26       1.45    1.75       9.19       9.52
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
2010                                                  11 2.237817 2.237817      24   0.54       0.65    0.65      24.20      24.20
2009                                                  11 1.801803 1.801803      19   0.41       0.65    0.65      77.91      77.91
2008                                                  11 1.012766 1.012766      11   1.11       0.65    0.65     -52.54     -52.54
2007                                                  11 2.133849 2.133849      23   0.45       0.65    0.65      27.20      27.20
2006                                                  11 1.677598 1.677598      18   1.88       0.65    0.65      45.69      45.69
MFS(R) MID CAP GROWTH SERIES SERVICE CLASS
2010                                                 766 0.978229 1.004458     769    N/A       1.45    1.75      26.94      27.33
2009                                                 739 0.785752 0.788845     583    N/A       1.45    1.50      39.13      39.20
2008                                                 975 0.564754 0.566686     552    N/A       1.45    1.50     -52.32     -52.30
2007                                               1,320 1.184512 1.187952   1,568    N/A       1.45    1.50       7.87       7.92
2006                                               1,945 1.098130 1.100756   2,141    N/A       1.45    1.50       0.76       0.81
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2010                                               2,087 1.530015 1.530164   3,194    N/A       1.45    1.45      33.97      33.97
2009                                               1,851 1.142099 1.142153   2,114    N/A       1.45    1.45      60.56      60.56
2008                                               1,703 0.711362 0.711362   1,211    N/A       1.45    1.45     -40.40     -40.40
2007                                               1,456 1.190075 1.193518   1,738    N/A       1.45    1.50       0.72       0.77
2006                                               1,692 1.181614 1.184428   2,005    N/A       1.45    1.50      11.24      11.29
MFS(R) TOTAL RETURN SERIES SERVICE CLASS
2010                                               4,792 1.249304 1.254810   6,013   2.55       1.45    1.50       7.99       8.04
2009                                               5,224 1.156878 1.161391   6,067   3.42       1.45    1.50      15.96      16.02
2008                                               5,143 0.997667 1.001046   5,148   2.97       1.45    1.50     -23.49     -23.45
2007                                               6,662 1.303917 1.307669   8,712   2.47       1.45    1.50       2.38       2.43
2006                                               8,528 1.273655 1.276673  10,887   2.21       1.45    1.50       9.95      10.00


(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
MFS(R) UTILITIES SERIES SERVICE CLASS
2010                                               1,429 2.393278 2.393360   3,421   3.00       1.45    1.45      11.87      11.86
2009                                               1,600 2.139378 2.139509   3,424   4.79       1.45    1.45      30.94      30.94
2008                                               2,600 1.633934 1.633934   4,248   1.23       1.45    1.45     -38.71     -38.71
2007                                               3,043 2.665994 2.665994   8,113   0.80       1.45    1.45      25.71      25.71
2006                                               3,173 2.120785 2.120785   6,729   1.98       1.45    1.45      29.06      29.06
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2010                                               1,756 1.003596 1.003667   1,762   1.16       1.45    1.45      11.04      11.05
2009                                               1,982 0.903777 0.903835   1,791    N/A       1.45    1.45      19.84      19.83
2008                                               1,473 0.754182 0.754246   1,111   2.70       1.45    1.45     -44.43     -44.43
2007                                               2,116 1.357275 1.357386   2,872   2.42       1.45    1.45       1.98       1.98
2006                                               2,472 1.330859 1.330941   3,290   2.04       1.45    1.45       9.25       9.25
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
   SERVICE SHARES
2010                                               1,959 1.064846 1.069548   2,095    N/A       1.45    1.50       7.51       7.56
2009                                               2,510 0.990479 0.994355   2,496   0.01       1.45    1.50      41.99      42.06
2008                                               3,810 0.697572 0.699941   2,666    N/A       1.45    1.50     -46.48     -46.45
2007                                               3,741 1.303340 1.307101   4,890   0.01       1.45    1.50      12.15      12.21
2006                                               5,187 1.162132 1.164893   6,043   0.21       1.45    1.50       6.07       6.12
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE
   SHARES
2010                                               3,239 1.581769 1.588777   5,146   1.25       1.45    1.50      13.97      14.03
2009                                               3,857 1.387900 1.393344   5,374   1.86       1.45    1.50      37.26      37.33
2008                                               4,030 1.011112 1.014566   4,088   1.42       1.45    1.50     -41.23     -41.20
2007                                               5,870 1.695817 1.725381  10,127   1.27       1.45    1.75       4.22       4.54
2006                                               7,221 1.627078 1.650407  11,918   0.88       1.45    1.75      15.31      15.66
OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2010                                               4,636 0.386325 0.388039   1,799   5.76       1.45    1.50      12.72      12.79
2009                                               4,788 0.342715 0.344054   1,647    N/A       1.45    1.50      24.06      24.13
2008                                               4,148 0.271594 0.277182   1,150   7.77       1.45    1.75     -78.95     -78.88
2007                                               4,436 1.290215 1.312719   5,823   7.38       1.45    1.75      -2.21      -1.91
2006                                               5,584 1.319385 1.338324   7,472   7.79       1.45    1.75       7.31       7.64

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                  -------------------------------- -------------------------------------------------
                                                           UNIT     UNIT           INVESTMENT EXPENSE EXPENSE    TOTAL      TOTAL
                                                          VALUES   VALUES    NET     INCOME   RATIOS   RATIOS   RETURNS    RETURNS
                                                   UNITS  LOWEST   HIGHEST  ASSETS   RATIOS   LOWEST  HIGHEST    LOWEST    HIGHEST
                                                  (000s)  ($) (4)  ($) (4) ($000s)   (%) (1)  (%) (2)  (%) (2) (%) (3)(4) (%) (3)(4)
                                                  ------ -------- -------- ------- ---------- ------- -------- ---------- ----------
OPPENHEIMER MAIN STREET FUND(R)/VA SERVICE SHARES
2010                                                 904 1.131150 1.136113   1,027   0.91       1.45    1.50      14.09      14.15
2009                                               1,085 0.991447 0.995303   1,080   1.71       1.45    1.50      26.07      26.14
2008                                               1,340 0.786401 0.789058   1,057   1.40       1.45    1.50     -39.55     -39.52
2007                                               1,863 1.300846 1.304582   2,430   0.90       1.45    1.50       2.59       2.64
2006                                               2,418 1.268019 1.271014   3,073   0.99       1.45    1.50      13.04      13.09
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2010                                               5,283 4.119235 3.488355  13,253   0.32       1.45    1.50      13.88      13.93
2009                                               5,822 3.617293 3.061742  12,806   0.88       1.45    1.50      71.41      71.50
2008                                               6,417 2.071759 1.785281   8,241   0.09       1.45    1.75     -59.04     -58.91
2007                                               7,566 5.057437 4.344779  23,749   0.35       1.45    1.75      39.96      40.39
2006                                               9,352 3.613452 3.094823  20,830   0.33       1.45    1.75      33.13      33.54
PIONEER REAL ESTATE SHARES VCT PORTFOLIO CLASS II
2010                                               3,089 2.303311 2.320087   7,115   2.43       1.45    1.45      26.68      26.68
2009                                               3,334 1.818282 1.831513   6,063   4.45       1.45    1.45      29.65      29.65
2008                                               3,883 1.322799 1.412682   5,444   3.90       1.45    1.75     -39.43     -39.25
2007                                               4,819 2.183965 2.325222  11,121   2.51       1.45    1.75     -20.51     -20.27
2006                                               6,195 2.747624 2.916423  17,934   2.30       1.45    1.75      34.10      34.51
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2010                                              11,505 1.586828 1.692647  19,373   0.89       1.45    1.75      12.46      12.80
2009                                              13,449 1.411120 1.500609  20,068   2.62       1.45    1.75      49.73      50.18
2008                                              15,660 0.942460 0.999210  15,559   1.82       1.45    1.75     -49.60     -49.45
2007                                              19,355 1.869997 1.976571  38,000   1.30       1.45    1.75      11.05      11.39
2006                                              25,435 1.683862 1.774411  44,922   1.08       1.45    1.75      17.01      17.37

(a) Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)        FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements forSeparate Account VA-K of Commonwealth Annuity and Life Insurance Company

           Financial Statements Included in Part C
           None

(b)        EXHIBITS

EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3      (a)       Consolidated Underwriting and Administrative Service
                         Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and
                         Epoch Securities, Inc was previously filed on April 30,
                         2010 in Registrant's Post-Effective Amendment No. 31
                         (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein.

               (c) Expense Sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc. is filed herewith. Shared
                         Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post -Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 4      (a)       Specimen Application Form A was previously filed on
                         April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Specimen
                         Application Form B was previously filed on April 30,
                         1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein. Minimum Guaranteed
                         Annuity Payout Rider was filed on December 29, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Policy Form A was previously filed on April 24, 1998 in Post-Effective
                         Amendment No. 14, and is incorporated by reference herein. Specimen Policy Form B was previously filed on April 30, 1996 in Post-Effective Amendment No.
                         11, and is incorporated by reference herein. EER
                         Rider (Form 3240-01) and EDB Rider (Form 3241 -01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's
                         Registration Statement (File Nos. 333-78245,
                         811-6632), and are incorporated by reference herein.
                         TSA Endorsement 4012-07 (Rev. 12-08) was previously filed on April 30, 2010 in Registrant's
                         Post-Effective Amendment No. 31 (Registration
                         Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein.

EXHIBIT 5 Specimen Application Form A was previously filed on April 24, 1998 in Post- Effective Amendment No. 14, and is incorporated by reference herein. Specimen Application Form B was previously filed on April 30, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

EXHIBIT 7      (a)       Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity
                         Company and Ace Tempest Life Reinsurance LTD dated
                         December 1, 2002 was previously filed on February
                         12, 2003 in Post- Effective Amendment No. 10 (File
                         Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post- Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

               (d) Reinsurance Agreement between Columbia Capital Life Reinsurance Company ("Columbia Capital") and Commonwealth Annuity was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (e) Amendment No. 1 and Reinsurance Agreement between Columbia Capital Life Reinsurance Company and Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811- 6293), and is incorporated by reference herein.

EXHIBIT 8

               (a) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (b) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post- Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (c) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc. , Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (d) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 28 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (e)       Directors' Powers of Attorney are filed herewith.


EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

EXHIBIT 11               None.

EXHIBIT 12               None.

EXHIBIT 13     (a)       Amendment to the Delaware VIP Trust Participation
                         Agreement dated December 31, 2007 is filed herewith.
                         Amendment dated May 1, 2001 to the Delaware Group
                         Premium Fund Participation Agreement was previously filed on April 19, 2002 in Registrant's
                         Post-Effective Amendment No. 22 (Registration
                         Statement No. 33-39702/811- 6293, and is
                         incorporated by reference herein. Participation
                         Agreement with Delaware Group Premium Fund and
                         Amendment was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

               (b) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

               (c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 are filed herewith. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein.

                         Amendment No. 9 dated April 30, 2010 to the AIM Participation Agreement dated July 27, 1998 was previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein. Amendment dated January 3, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811- 7799, and is
                         incorporated by reference herein.

               (d) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 is filed herewith. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration

                         Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (e) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed herewith. Amendment No. 2 dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post- Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (f) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (g) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein. Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is
                         incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (h) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein.

               (i) Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Registrant's Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein. Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and

                         Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment dated May 1, 2001 to the Pioneer Participation Amendment was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 19, 2001 in Registrant's Post-Effective Amendment No. 19 (Registration Statement No. 33-39702/811-6293), and is
                         incorporated by reference herein.

               (j) Eaton Vance Participation Agreement dated February 15, 2001 was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

               (k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 is filed herewith. Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Registrant's Pre- Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is
                         incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

               (l) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 is filed herewith. Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No.
                         1 (Registration Statement No. 33-157121/811-22024),
                         and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811- 6293), and is
                         incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

               (m) Form of Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company are filed herewith. Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. , and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2007 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33- 39702/811-6293), and is incorporated by reference herein.

               (n) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 were previously filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and are incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of most the following Directors and Officers* is:
200 West St
New York, NY 10282-2198

The principal business address of the other following Directors and Officers is:
132 Turnpike Road, Suite 210
Southborough, MA 01772.

             DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                                             POSITION WITH COMPANY
----                                             ---------------------
Allan S. Levine*                                 Chairman of the Board
Manda J. D'Agata*                                Director, Vice President and Treasurer
Nicholas Helmuth von Moltke                      Director, President, and Chief Executive Officer
Donald Mullen*                                   Director
Kathleen M. Redgate                              Director
Michael S. Rotter*                               Director and Vice Chairman
John J. Fowler                                   Senior Vice President and Chief Financial Officer
Jane S. Grosso                                   Vice President and Controller
Jonathan Hecht*                                  Vice President and Actuary
Stephen J. Lanczycki                             Vice President and Chief Actuary
Kevin F. Leavey                                  Vice President and Product Actuary
H. Kim Lee*                                      Vice President and Chief Risk Officer
Justin D. MacNeil                                Vice President -- Tax
Minadeep Kaur O'Hearn                            Vice President
Samuel Ramos*                                    Vice President and Assistant Corporate Secretary
Jason M. Roach                                   Vice President
Scott D. Silverman                               Senior Vice President, General Counsel and Corporate Secretary
Joel Volcy                                       Senior Vice President and Chief Operating Officer
Margot K. Wallin                                 Vice President, Special Investigative Unit Officer and Chief Compliance
                                                  Officer
Robert E. Winawer                                Vice President

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT


                        THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

ROW                                                            NAICS CODES/                         STATE/
 ID   DEPTH  LEGAL ENTITY NAME                                 DESCRIPTION           CITY           PROVINCE COUNTRY
--------------------------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
2     2        77 WATER STREET MANAGEMENT CO. LLC              561110 - Office       Wilmington     DE       UNITED STATES
                                                               administration
                                                               services
3     2        986 E 181ST ST LIHTC LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4     2        ARCHON GEN-PAR, INC.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
5     3          ARCHON GROUP, L.P.                            541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
6     4            AGCH GEN-PAR, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
8     6                GS CANADA SPECIALTY LENDING COMPANY     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
9     4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
10    4            ARCHON ACQUISITION, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
13    5              ARCAP JPMC2000FL1, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
14    4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
17    5              GRUPO ARCHON SOCIEDAD DE                  525990 - Other        Mexico City             MEXICO
                       RESPONSIBILIDAD LIMITADA                Financial Vehicles
18    4            ARCHON KOREA YUHAN HOESA                    525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
22    4            ARCHON THAILAND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
23    4            ARCHON/PPM, L.L.C.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
24    4            AVELO MORTGAGE, L.L.C.                      522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
25    4            AWH ARCHON GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       522390 - Other        Irving         TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    525990 - Other        Mexico City             MEXICO
                     LIMITADA                                  Financial Vehicles
30    4            GSSLG GEN-PAR, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    525990 - Other        Wilmington     DE       UNITED STATES
                       L.P.                                    Financial Vehicles
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
33    5              PILLAR HOTELS AND RESORTS, L.P.           531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
34    6                AH ORLANDO GEN-PAR, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
35    7                  AH ORLANDO, L.P.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
36    6                AH ORLANDO, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
37    4            PILLAR HOTELS AND RESORTS, L.P.             531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
38    4            TNL INTERESTS, INC.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
39    5              TITLE NETWORK, LTD.                       525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
40    5              TNL NETWORK, LTD.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
41    6                TITLE NETWORK, LTD.                     525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
42    4            TNL NETWORK, LTD.                           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
43    2        ARCHON GROUP, L.P.                              541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
44    2        ARCHON INTERNATIONAL, INC.                      551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          522110 - Commercial   Hof                     GERMANY
                                                               Banking
46    3          ARCHON GROUP DEUTSCHLAND GMBH                 525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
47    4            GSW IMMOBILIEN AG                           531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
48    3          ARCHON GROUP ITALIA, S.R.L.                   523999 -              Milan                   ITALY (OTHER)
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
51    2        ARCHON KOREA YUHAN HOESA                        525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
55    4            ARROW CORPORATE MEMBER LIMITED              524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
56    2        ARROW REINSURANCE COMPANY, LIMITED              524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
57    2        AUGUSTA ADVISORS, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
58    3          AUGUSTA, L.P.                                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
59    2        BIRCHFIELD ESTATES LTD                          531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            531390 - Other        New York       NY       UNITED STATES
                 PARTNERS, L.P.                                activities related to
                                                               real estate
61    2        BRIDGE STREET ASIA FUND, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
62    2        BRIDGE STREET FUND 1996, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
63    2        BRIDGE STREET FUND 1999, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
64    3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
65    3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
66    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
67    2        BRIDGE STREET FUND 2000, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
73    4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
76    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
78    2        BRIDGEWATER ODC, LLC                            531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
79    2        CHX Holdings, Inc.                              551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
80    3          CHICAGO STOCK EXCHANGE, INC.                  523210 - Securities   Chicago        IL       UNITED STATES
                                                               and Commodity
                                                               Exchanges
81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
82    3          CHARLESTON CAPITAL REINSURANCE, LLC           524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         524113 - Direct Life  New York       NY       UNITED STATES
                 COMPANY                                       Insurance Carriers
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      524113 - Direct Life  Southborough   MA       UNITED STATES
                   COMPANY                                     Insurance Carriers
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS CORE FIXED INCOME FUND        Investment Funds
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS EQUITY INDEX FUND             Investment Funds
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS GOVERNMENT INCOME FUND        Investment Funds
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND     Investment Funds
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS MID CAP VALUE FUND            Investment Funds
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS MONEY MARKET FUND             Investment Funds
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC GROWTH FUND         Investment Funds
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL       Investment Funds
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND   Investment Funds
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            525990 - Other        Wilmington     DE       UNITED STATES
                 CORPORATION                                   Financial Vehicles
95    2        DIRECT EDGE HOLDINGS LLC                        551112 - Offices of   Jersey City    NJ       UNITED STATES
                                                               Other Holding
                                                               Companies
96    3          DIRECT EDGE ECN LLC                           523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
97    3          DIRECT EDGE, INC.                             523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
98    4            EDGA EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
99    4            EDGX EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    523999 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
101   2        EASTPORT CAPITAL CORP.                          524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
102   3          EPF FINANCIAL, LLC                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
103   2        ELQ HOLDINGS (DEL) LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
104   3          ELQ HOLDINGS (UK) LTD                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
105   4            ELQ INVESTORS II LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
106   4            ELQ INVESTORS III LTD                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
107   2        EPOCH SECURITIES, INC.                          523110 - Investment   Southborough   MA       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
108   2        EQUILEND HOLDINGS LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
109   3          EQUILEND CANADA CORP.                         523120 - Securities   Ontario        ON       CANADA
                                                               Brokerage
110   3          EQUILEND EUROPE LIMITED                       523120 - Securities   London                  UNITED KINGDOM
                                                               Brokerage                                     (OTHER)
111   3          EQUILEND LLC                                  523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
112   2        ESSENT GROUP LTD.                               551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
113   2        FEDERAL BOULEVARD, L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
115   2        FREEDOMPAY, INC.                                525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
116   2        GCN CE HOLDINGS CORPORATION                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        551112 - Offices of   Melbourne               AUSTRALIA
                 HOLDINGS PTY LTD                              Other Holding
                                                               Companies
118   3          501 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
119   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
120   3          502 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
121   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
122   3          AXM Pty Ltd                                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
123   3          CATUMNAL HOLDINGS PTY LTD                     522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation

                                                               TOTAL      TOTAL
                                                               VOTING     NON-VOTING
ROW                                                            PERCENTAGE PERCENTAGE
 ID   DEPTH  LEGAL ENTITY NAME                                 HELD       HELD       COMMENTS
-----------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     N/A        N/A        Top Entity


2     2        77 WATER STREET MANAGEMENT CO. LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3     2        986 E 181ST ST LIHTC LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4     2        ARCHON GEN-PAR, INC.                            100        N/A

5     3          ARCHON GROUP, L.P.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.



6     4            AGCH GEN-PAR, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
8     6                GS CANADA SPECIALTY LENDING COMPANY     100        N/A

9     4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
10    4            ARCHON ACQUISITION, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
13    5              ARCAP JPMC2000FL1, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
14    4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
17    5              GRUPO ARCHON SOCIEDAD DE                  N/A        N/A        The direct holder is a
                       RESPONSIBILIDAD LIMITADA                                      Managing Member.
18    4            ARCHON KOREA YUHAN HOESA                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 100        N/A

20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
22    4            ARCHON THAILAND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
23    4            ARCHON/PPM, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
24    4            AVELO MORTGAGE, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
25    4            AWH ARCHON GEN-PAR, L.L.C.                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    N/A        N/A        The direct holder is a
                     LIMITADA                                                        Managing Member.
30    4            GSSLG GEN-PAR, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

33    5              PILLAR HOTELS AND RESORTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

34    6                AH ORLANDO GEN-PAR, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
35    7                  AH ORLANDO, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
36    6                AH ORLANDO, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
37    4            PILLAR HOTELS AND RESORTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

38    4            TNL INTERESTS, INC.                         100        N/A

39    5              TITLE NETWORK, LTD.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
40    5              TNL NETWORK, LTD.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
41    6                TITLE NETWORK, LTD.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
42    4            TNL NETWORK, LTD.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
43    2        ARCHON GROUP, L.P.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.



44    2        ARCHON INTERNATIONAL, INC.                      100        N/A


45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          100        N/A

46    3          ARCHON GROUP DEUTSCHLAND GMBH                 100        N/A

47    4            GSW IMMOBILIEN AG                           50         N/A


48    3          ARCHON GROUP ITALIA, S.R.L.                   100        N/A



49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         100        N/A

50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

51    2        ARCHON KOREA YUHAN HOESA                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      100        N/A

53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           100        N/A


55    4            ARROW CORPORATE MEMBER LIMITED              100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
56    2        ARROW REINSURANCE COMPANY, LIMITED              100        N/A

57    2        AUGUSTA ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
58    3          AUGUSTA, L.P.                                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
59    2        BIRCHFIELD ESTATES LTD                          100        N/A



60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            N/A        32
                 PARTNERS, L.P.

61    2        BRIDGE STREET ASIA FUND, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
62    2        BRIDGE STREET FUND 1996, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
63    2        BRIDGE STREET FUND 1999, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
64    3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
65    3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
66    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

67    2        BRIDGE STREET FUND 2000, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
73    4            WH13/TWENTY-FOUR B.V.                       100        N/A

74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      N/A        N/A        The direct holder is a
                 2000, L.P.                                                          General Partner.
76    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                 2000, L.P.                                                          Limited Partner.
78    2        BRIDGEWATER ODC, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

79    2        CHX Holdings, Inc.                              26         N/A


80    3          CHICAGO STOCK EXCHANGE, INC.                  100        N/A


81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       100        N/A

82    3          CHARLESTON CAPITAL REINSURANCE, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         100        N/A
                 COMPANY
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      100        N/A
                   COMPANY
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS CORE FIXED INCOME FUND
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS EQUITY INDEX FUND
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GOVERNMENT INCOME FUND
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      13         N/A
                   GOLDMAN SACHS MID CAP VALUE FUND
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS MONEY MARKET FUND
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      61         N/A
                   GOLDMAN SACHS STRATEGIC GROWTH FUND
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      46         N/A
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      24         N/A
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            100        N/A
                 CORPORATION
95    2        DIRECT EDGE HOLDINGS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

96    3          DIRECT EDGE ECN LLC                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
97    3          DIRECT EDGE, INC.                             100        N/A


98    4            EDGA EXCHANGE, INC.                         100        N/A


99    4            EDGX EXCHANGE, INC.                         100        N/A


100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    90         N/A



101   2        EASTPORT CAPITAL CORP.                          100        N/A


102   3          EPF FINANCIAL, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

103   2        ELQ HOLDINGS (DEL) LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
104   3          ELQ HOLDINGS (UK) LTD                         100        100

105   4            ELQ INVESTORS II LTD                        100        N/A

106   4            ELQ INVESTORS III LTD                       100        N/A

107   2        EPOCH SECURITIES, INC.                          100        N/A


108   2        EQUILEND HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

109   3          EQUILEND CANADA CORP.                         100        N/A

110   3          EQUILEND EUROPE LIMITED                       100        N/A

111   3          EQUILEND LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
112   2        ESSENT GROUP LTD.                               28         N/A


113   2        FEDERAL BOULEVARD, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               20         N/A

115   2        FREEDOMPAY, INC.                                32         N/A

116   2        GCN CE HOLDINGS CORPORATION                     100        N/A

117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        100        N/A
                 HOLDINGS PTY LTD

118   3          501 INVESTMENT COMPANY PTY LTD                100        N/A


119   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

120   3          502 INVESTMENT COMPANY PTY LTD                100        N/A


121   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

122   3          AXM Pty Ltd                                   100        N/A


123   3          CATUMNAL HOLDINGS PTY LTD                     100        N/A

124   3          CATUMNAL NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
125   3          Chartres Trading Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   551112 - Offices of   Melbourne               AUSTRALIA
                   PTY LTD                                     Other Holding
                                                               Companies
127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523991 - Trust,       Melbourne               AUSTRALIA
                       NOMINEES PTY LTD                        Fiduciary, and
                                                               Custody Activities
129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            551112 - Offices of   Melbourne               AUSTRALIA
                   INTERNATIONAL PTY LTD                       Other Holding
                                                               Companies
131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                     HOLDINGS LIMITED                          Other Holding
                                                               Companies
132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                       MANAGEMENT LIMITED                      Other Holding
                                                               Companies
133   6                DEVELOPMENT SECURITIES LIMITED          523110 - Investment   Auckland                NEW ZEALAND (OTHER)
                                                               Banking and
                                                               Securities Dealing
134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523999 -              Auckland                NEW ZEALAND (OTHER)
                         EQUITY FINANCE LIMITED                Miscellaneous
                                                               Financial Investment
                                                               Activities
135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         LIMITED                               Brokerage
136   7                  EQUITY NOMINEES LIMITED               523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         MEZZANINE LIMITED                     Management
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         PRIVATE EQUITY LIMITED                Management
139   7                  GOLDMAN SACHS & PARTNERS NEW          525990 - Other        Auckland                NEW ZEALAND (OTHER)
                           ZEALAND TRANS-TASMAN PRIVATE        Financial Vehicles
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         SECURITIES LIMITED                    Brokerage
141   7                  WARSAND NOMINEES LIMITED              523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
142   6                PORTFOLIO CUSTODIAN LIMITED             523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
143   5              VALCRON INVESTMENTS LIMITED               551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                                                               Other Holding
                                                               Companies
144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                         MANAGEMENT LIMITED                    Other Holding
                                                               Companies
145   4            KIWIWARRH (NZ) LIMITED                      525990 - Other        Auckland                NEW ZEALAND (OTHER)
                                                               Financial Vehicles
146   4            Rothmill Investment Company Limited         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        523920 - Portfolio    Melbourne               AUSTRALIA
                   (MANAGEMENT) PTY LTD                        Management
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    523991 - Trust,       Melbourne               AUSTRALIA
                   EQUITY (CARRIED INTEREST) PTY LTD           Fiduciary, and
                                                               Custody Activities
149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    523120 - Securities   Melbourne               AUSTRALIA
                                                               Brokerage
150   4            AMBYNE NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
151   5              201 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
152   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
153   5              202 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
154   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
155   4            Darling Nominees Pty Ltd                    523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
156   4            FREMANTLE NOMINEES PTY LTD                  523991 - Trust,       Perth                   AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523210 - Securities   Melbourne               AUSTRALIA
                     FUTURES PTY LTD                           and Commodity
                                                               Exchanges
158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523999 -              Melbourne               AUSTRALIA
                     NOMINEE HOLDINGS PTY LTD                  Miscellaneous
                                                               Financial Investment
                                                               Activities
159   4            Hedonwick Nominees Pty Ltd                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
160   4            JBW Melbourne Nominees Pty Ltd              523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
161   4            JBW SYDNEY NOMINEES PTY. LIMITED            523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
162   4            Medonola Nominees Pty Ltd                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
163   4            Melton Nominees Pty Ltd                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
164   4            Moreton Nominees Pty Ltd                    523991 - Trust,       Brisbane                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
165   4            PERRODON NOMINEES PTY LTD                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
166   4            TORRENS NOMINEES PTY LTD                    523991 - Trust,       Adelaide                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
167   4            WEREFUND PROPRIETARY LIMITED                523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        551114 - Corporate,   Melbourne               AUSTRALIA
                       SERVICES PTY LTD                        Subsidiary, and
                                                               Regional Managing
                                                               Offices
169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      523930 - Investment   London                  UNITED KINGDOM
                         (UK) LIMITED                          Advice                                        (OTHER)
170   4            WERESYD PTY LTD                             523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
171   4            WINSTONOLA NOMINEES PTY LTD                 551114 - Corporate,   Melbourne               AUSTRALIA
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   551114 - Corporate,   Melbourne               AUSTRALIA
                   PTY LTD                                     Subsidiary, and
                                                               Regional Managing
                                                               Offices
173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                   - ACCESS FUND                               Investment Funds
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
176   3          Grancill Pty Ltd                              551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
177   3          High Income Investments Pty Ltd               551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
178   3          INVIA ENTERPRISES PTY LTD                     551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
179   4            CATUMNAL HOLDINGS PTY LTD                   522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          551114 - Corporate,   Melbourne               AUSTRALIA
                     SERVICES PTY LTD                          Subsidiary, and
                                                               Regional Managing
                                                               Offices
181   3          IRREWARRA INVESTMENTS PTY LTD                 523110 - Investment   Melbourne               AUSTRALIA
                                                               Banking and
                                                               Securities Dealing
182   3          Leveraged Income Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
183   3          REGISTERED TRADERS PTY LTD                    551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
184   3          TAROMO PTY LTD                                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (A UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (B UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Fiduciary, and
                                                               Custody Activities
189   4            TATARA PTY LTD                              522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
190   3          WERENOM PROPRIETARY LIMITED                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523110 - Investment   Melbourne               AUSTRALIA
                     CAPITAL MARKETS LIMITED                   Banking and
                                                               Securities Dealing
192   5              EQUITY FINANCE NOMINEES PTY LTD           523991 - Trust,       Canberra                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523920 - Portfolio    Melbourne               AUSTRALIA
                       MANAGED FUNDS LIMITED                   Management
194   6                ASIAN EQUITIES KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
195   6                BRIC EQUITIES KEYSTONE FUND             525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
196   6                BRIC II KEYSTONE FUND                   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
198   6                EUROPEAN EQUITIES KEYSTONE FUND         525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
200   6                FOOD, FEED, FUEL KEYSTONE FUND          525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
201   6                GLOBAL ALPHA FUND                       525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
202   6                GLOBAL ALPHA FUND IDPS                  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITY FUND                           Investment Funds
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
209   6                GOLDMAN SACHS AUSTRALIAN                525910 - Open-End     Melbourne               AUSTRALIA
                         INFRASTRUCTURE WHOLESALE FUND         Investment Funds
210   6                GOLDMAN SACHS CASH TRUST                525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      525990 - Other        Melbourne               AUSTRALIA
                         FUND 05                               Financial Vehicles
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      525910 - Open-End     Melbourne               AUSTRALIA
                         FIXED INCOME FUND                     Investment Funds
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
218   6                GOLDMAN SACHS EMERGING LEADERS          525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
221   6                GOLDMAN SACHS ENHANCED INCOME           525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
231   6                GOLDMAN SACHS INTERNATIONAL FUND        525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
234   6                GOLDMAN SACHS INVESTMENT FUND           525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
235   6                GOLDMAN SACHS LEADERS FUND              525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES FUND                         Investment Funds
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES POOLED FUND                  Investment Funds
238   6                GOLDMAN SACHS RESOURCES FUND            525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
240   6                MULTI-STRATEGY FUND                     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
241   6                PRIVATE EQUITY FUND 2000                525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
242   6                SUSTAINABILITY KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          523920 - Portfolio    Melbourne               AUSTRALIA
                       PARTNERS AUSTRALIA PTY LTD              Management
244   5              I C Nominees Pty Ltd                      523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
245   5              INVIA CUSTODIAN PTY LIMITED               523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
246   6                Harbour Nominees Pty Ltd                523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
247   6                I C Nominees Pty Ltd                    523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
248   5              INVIA FINANCIAL SERVICES PTY LTD          522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
249   5              WERECAP NOMINEES PTY LTD                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
250   2        GOLDMAN SACHS (AO) L.L.C.                       523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

124   3          CATUMNAL NOMINEES PTY LTD                     100        N/A


125   3          Chartres Trading Pty Ltd                      100        N/A


126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   100        N/A
                   PTY LTD

127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         100        N/A


128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       NOMINEES PTY LTD

129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       100        N/A

130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            100        N/A
                   INTERNATIONAL PTY LTD

131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        100        N/A
                     HOLDINGS LIMITED

132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      100        N/A        This holding represents
                       MANAGEMENT LIMITED                                            ownership in Class A shares.

133   6                DEVELOPMENT SECURITIES LIMITED          100        N/A


134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         EQUITY FINANCE LIMITED


135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         LIMITED
136   7                  EQUITY NOMINEES LIMITED               100        N/A


137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         MEZZANINE LIMITED
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         PRIVATE EQUITY LIMITED
139   7                  GOLDMAN SACHS & PARTNERS NEW          100        N/A
                           ZEALAND TRANS-TASMAN PRIVATE
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         SECURITIES LIMITED
141   7                  WARSAND NOMINEES LIMITED              100        N/A


142   6                PORTFOLIO CUSTODIAN LIMITED             100        N/A


143   5              VALCRON INVESTMENTS LIMITED               100        N/A


144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A        This holding represents
                         MANAGEMENT LIMITED                                          ownership in Class B shares.

145   4            KIWIWARRH (NZ) LIMITED                      100        N/A

146   4            Rothmill Investment Company Limited         100        N/A



147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        100        N/A
                   (MANAGEMENT) PTY LTD
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    100        N/A
                   EQUITY (CARRIED INTEREST) PTY LTD

149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    100        N/A

150   4            AMBYNE NOMINEES PTY LTD                     100        N/A


151   5              201 INVESTMENT COMPANY PTY LTD            100        N/A


152   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

153   5              202 INVESTMENT COMPANY PTY LTD            100        N/A


154   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

155   4            Darling Nominees Pty Ltd                    100        N/A


156   4            FREMANTLE NOMINEES PTY LTD                  100        N/A


157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     FUTURES PTY LTD

158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     NOMINEE HOLDINGS PTY LTD


159   4            Hedonwick Nominees Pty Ltd                  100        N/A


160   4            JBW Melbourne Nominees Pty Ltd              100        N/A


161   4            JBW SYDNEY NOMINEES PTY. LIMITED            100        N/A


162   4            Medonola Nominees Pty Ltd                   100        N/A


163   4            Melton Nominees Pty Ltd                     100        N/A


164   4            Moreton Nominees Pty Ltd                    100        N/A


165   4            PERRODON NOMINEES PTY LTD                   100        N/A


166   4            TORRENS NOMINEES PTY LTD                    100        N/A


167   4            WEREFUND PROPRIETARY LIMITED                100        N/A


168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A        This holding represents
                       SERVICES PTY LTD                                              ownership in Class C shares.


169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      100        N/A
                         (UK) LIMITED
170   4            WERESYD PTY LTD                             100        N/A


171   4            WINSTONOLA NOMINEES PTY LTD                 100        N/A



172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   100        N/A        This holding represents
                   PTY LTD                                                           ownership in Ordinary
                                                                                     shares.

173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   67         N/A

174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   3          N/A
                   - ACCESS FUND
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 67         N/A

176   3          Grancill Pty Ltd                              100        N/A


177   3          High Income Investments Pty Ltd               100        N/A


178   3          INVIA ENTERPRISES PTY LTD                     100        N/A


179   4            CATUMNAL HOLDINGS PTY LTD                   100        N/A


180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A        This holding represents
                     SERVICES PTY LTD                                                ownership in Class B shares.


181   3          IRREWARRA INVESTMENTS PTY LTD                 50         N/A


182   3          Leveraged Income Pty Ltd                      100        N/A


183   3          REGISTERED TRADERS PTY LTD                    100        N/A


184   3          TAROMO PTY LTD                                100        N/A


185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        100        N/A


186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (A UNITS) PTY LTD

187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (B UNITS) PTY LTD

188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD

189   4            TATARA PTY LTD                              100        N/A


190   3          WERENOM PROPRIETARY LIMITED                   100        N/A


191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     CAPITAL MARKETS LIMITED

192   5              EQUITY FINANCE NOMINEES PTY LTD           100        N/A


193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       MANAGED FUNDS LIMITED
194   6                ASIAN EQUITIES KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
195   6                BRIC EQUITIES KEYSTONE FUND             N/A        N/A        The direct holder is a
                                                                                     Trustee.
196   6                BRIC II KEYSTONE FUND                   N/A        N/A        The direct holder is a
                                                                                     Trustee.
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
198   6                EUROPEAN EQUITIES KEYSTONE FUND         N/A        N/A        The direct holder is a
                                                                                     Trustee.
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
200   6                FOOD, FEED, FUEL KEYSTONE FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
201   6                GLOBAL ALPHA FUND                       N/A        N/A        The direct holder is a
                                                                                     Trustee.
202   6                GLOBAL ALPHA FUND IDPS                  N/A        N/A        The direct holder is a
                                                                                     Trustee.
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    N/A        N/A        The direct holder is a
                         EQUITY FUND                                                 Trustee.
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  N/A        N/A        The direct holder is a
                                                                                     Trustee.
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
209   6                GOLDMAN SACHS AUSTRALIAN                N/A        N/A        The direct holder is a
                         INFRASTRUCTURE WHOLESALE FUND                               Trustee.
210   6                GOLDMAN SACHS CASH TRUST                N/A        N/A        The direct holder is a
                                                                                     Trustee.
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      N/A        N/A        The direct holder is a
                         FUND 05                                                     Trustee.
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      N/A        N/A        The direct holder is a
                         FIXED INCOME FUND                                           Trustee.
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
218   6                GOLDMAN SACHS EMERGING LEADERS          N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      N/A        N/A        The direct holder is a
                                                                                     Trustee.
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
221   6                GOLDMAN SACHS ENHANCED INCOME           N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
231   6                GOLDMAN SACHS INTERNATIONAL FUND        N/A        N/A        The direct holder is a
                                                                                     Trustee.
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
234   6                GOLDMAN SACHS INVESTMENT FUND           N/A        N/A        The direct holder is a
                                                                                     Trustee.
235   6                GOLDMAN SACHS LEADERS FUND              N/A        N/A        The direct holder is a
                                                                                     Trustee.
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES FUND                                               Trustee.
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES POOLED FUND                                        Trustee.
238   6                GOLDMAN SACHS RESOURCES FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
240   6                MULTI-STRATEGY FUND                     N/A        N/A        The direct holder is a
                                                                                     Trustee.
241   6                PRIVATE EQUITY FUND 2000                N/A        N/A        The direct holder is a
                                                                                     Trustee.
242   6                SUSTAINABILITY KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          100        N/A
                       PARTNERS AUSTRALIA PTY LTD
244   5              I C Nominees Pty Ltd                      100        N/A


245   5              INVIA CUSTODIAN PTY LIMITED               100        N/A


246   6                Harbour Nominees Pty Ltd                100        N/A


247   6                I C Nominees Pty Ltd                    100        N/A


248   5              INVIA FINANCIAL SERVICES PTY LTD          100        N/A


249   5              WERECAP NOMINEES PTY LTD                  100        N/A


250   2        GOLDMAN SACHS (AO) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
253   4            GOLDMAN SACHS (ASIA) FINANCE                523110 - Investment   Ebene                   MAURITIUS
                                                               Banking and
                                                               Securities Dealing
254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
255   5              GOLDMAN SACHS (INDIA) SECURITIES          523110 - Investment   Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Banking and
                                                               Securities Dealing
256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         523110 - Investment   George Town             CAYMAN ISLANDS
                       (ASIA) LIMITED                          Banking and
                                                               Securities Dealing
257   4            GOLDMAN SACHS (ASIA) L.L.C.                 523110 - Investment   Central                 HONG KONG
                                                               Banking and
                                                               Securities Dealing
258   5              GOLDMAN SACHS GAO HUA SECURITIES          523110 - Investment   Beijing                 CHINA, PEOPLES
                       COMPANY LIMITED                         Banking and                                   REPUBLIC OF
                                                               Securities Dealing
259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     523120 - Securities   Hong Kong               HONG KONG
                                                               Brokerage
260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
261   5              KPL FUNDING LIMITED                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      523110 - Investment   Federal                 MALAYSIA (OTHER)
                     LIMITED                                   Banking and           Territory of
                                                               Securities Dealing    Labuan
263   4            GOLDMAN SACHS FOREIGN EXCHANGE              551112 - Offices of   Singapore               SINGAPORE
                     (SINGAPORE) PTE.                          Other Holding
                                                               Companies
264   5              GOLDMAN SACHS (SINGAPORE) PTE             523110 - Investment   Singapore               SINGAPORE
                                                               Banking and
                                                               Securities Dealing
265   5              GOLDMAN SACHS FUTURES PTE LTD             523999 -              Singapore               SINGAPORE
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    551114 - Corporate,   Singapore               SINGAPORE
                       LTD.                                    Subsidiary, and
                                                               Regional Managing
                                                               Offices
267   5              J. ARON & COMPANY (SINGAPORE) PTE.        523130 - Commodity    Singapore               SINGAPORE
                                                               Contracts Dealing
268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        523140 - Commodity    Central                 HONG KONG
                                                               Contracts Brokerage
269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          523110 - Investment   Kuala Lumpur            MALAYSIA (OTHER)
                                                               Banking and
                                                               Securities Dealing
270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
271   3          ELBE FUNDING LIMITED                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
272   4            RHYS TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
273   5              SAPIEN LIMITED                            525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
274   6                SARGASSO LIMITED                        525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
276   4            BEESTON INVESTMENTS LIMITED                 523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
281   3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
283   5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       525990 - Other        Berlin                  GERMANY
                       BETEILIGUNGS KG                         Financial Vehicles
285   6                FS INVEST SARL                          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
286   7                  FS INVEST II SARL                     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
287   8                    ISS HOLDING A/S                     525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
288   9                      ISS A/S                           525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
289   6                GS 2000-I, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
290   7                  GOLDMAN SACHS 1, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
291   7                  GOLDMAN SACHS 5, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
292   6                GSCP 2000 GMBH CCH HOLDING I            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             LLC                               Financial Vehicles
296   6                GSCP 2000 GMBH CCH HOLDING II           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
299   6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
300   7                  SUNGARD CAPITAL CORP. II              51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         525990 - Other        Berlin                  GERMANY
                     BETEILIGUNGS KG                           Financial Vehicles
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      525990 - Other        Berlin                  GERMANY
                     LAW PARTNERSHIP                           Financial Vehicles
303   3          HILLTOP INVESTMENTS LIMITED                   523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
304   3          LORRAINE FUNDING LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
305   4            CHILTERN TRUST                              523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
306   2        GOLDMAN SACHS (CHINA) L.L.C.                    551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         523930 - Investment   Madrid                  SPAIN
                                                               Advice
309   2        GOLDMAN SACHS (UK) L.L.C.                       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
310   3          GOLDMAN SACHS BANK (EUROPE) PLC               522110 - Commercial   Dublin                  IRELAND
                                                               Banking
311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
312   4            AMAGANSETT FINANCING LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
313   4            FLEET TRADE & TRANSPORT LIMITED             523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
314   4            GOLDMAN SACHS (MONACO) S.A.M.               523930 - Investment   Monaco                  MONACO
                                                               Advice
315   4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
316   4            GOLDMAN SACHS ASSET MANAGEMENT              523920 - Portfolio    London                  UNITED KINGDOM
                     INTERNATIONAL                             Management                                    (OTHER)

317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   525910 - Open-End     Luxembourg              LUXEMBOURG
                       OF GOLDMAN SACHS FUNDS)                 Investment Funds


318   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL  Investment Funds
                       FUNDS PLC)

320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      525910 - Open-End     Dublin                  IRELAND
                         FUND PLC                              Investment Funds
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUBFUND OF GOLDMAN SACHS        Investment Funds
                       INSTITUTIONAL FUNDS PLC)

322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


323   5              GOLDMAN SACHS CHINA OPPORTUNITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

324   5              GOLDMAN SACHS COMMODITIES ENHANCED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN   Investment Funds
                       SACHS FUNDS)

325   5              GOLDMAN SACHS CORPORATE CREDIT            525910 - Open-End     Dublin                  IRELAND
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN Investment Funds
                       SACHS INSTITUTIONAL FUNDS II PLC)

326   6                CCIF LOANS LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   525910 - Open-End     Dublin                  IRELAND
                       (A SUBFUND OF GOLDMAN SACHS             Investment Funds
                       INSTITUTIONAL FUNDS PLC)

328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   525910 - Open-End     George Town             CAYMAN ISLANDS
                       SUB-TRUST                               Investment Funds


329   5              GOLDMAN SACHS EMERGING MARKETS CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       525910 - Open-End     Dublin                  IRELAND
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS GLOBAL FUNDS)

331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

333   5              GOLDMAN SACHS EURO LIQUID RESERVES        525910 - Open-End     Dublin                  IRELAND
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC

334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF GOLDMAN SACHS MONEY      Investment Funds
                       MARKET FUNDS)

335   5              GOLDMAN SACHS EUROPE CONCENTRATED         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

336   5              GOLDMAN SACHS EUROPE CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

337   5              GOLDMAN SACHS EUROPE CORE FLEX            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO                        Investment Funds


340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds


341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   525910 - Open-End     Luxembourg              LUXEMBOURG
                       BOND PORTFOLIO (HEDGED)                 Investment Funds


342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND  (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     525910 - Open-End     Dublin                  IRELAND
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS  Investment Funds
                       INSTITUTIONAL FUNDS PLC)

347   5              GOLDMAN SACHS GLOBAL CORPORATE            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS    Investment Funds
                       FUNDS)

349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       DOLLAR PLUS                             Investment Funds


351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       EURO PLUS                               Investment Funds


352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       CONCENTRATED EQUITY PORTFOLIO (A        Investment Funds
                       SUBFUND OF GOLDMAN SACHS FUNDS)

354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN    Investment Funds
                       SACHS FUNDS)

356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY Investment Funds
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS
                       FUNDS)
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO II  (A SUBFUND OF             Investment Funds
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                        SACHS FUNDS)

366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       525910 - Open-End     Dublin                  IRELAND
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA     Investment Funds
                       EQUITY STRATEGY FUND

368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           525910 - Open-End     Dublin                  IRELAND
                       ADVISORS 1 (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO II (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS FUNDS)

371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF          Investment Funds
                       GOLDMAN SACHS FUNDS II)

372   5              GOLDMAN SACHS GMS EUROPE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

374   5              GOLDMAN SACHS GMS JAPAN EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)   Investment Funds


376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


377   5              GOLDMAN SACHS JAPAN CORE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    100        N/A


253   4            GOLDMAN SACHS (ASIA) FINANCE                100        N/A


254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
255   5              GOLDMAN SACHS (INDIA) SECURITIES          100        N/A
                       PRIVATE LIMITED

256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         100        N/A
                       (ASIA) LIMITED

257   4            GOLDMAN SACHS (ASIA) L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

258   5              GOLDMAN SACHS GAO HUA SECURITIES          N/A        N/A        The direct holder is a
                       COMPANY LIMITED                                               Non-Managing Member.

259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     100        N/A

260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   100        N/A

261   5              KPL FUNDING LIMITED                       100        N/A

262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      100        N/A
                     LIMITED

263   4            GOLDMAN SACHS FOREIGN EXCHANGE              100        N/A
                     (SINGAPORE) PTE.

264   5              GOLDMAN SACHS (SINGAPORE) PTE             79         N/A


265   5              GOLDMAN SACHS FUTURES PTE LTD             100        N/A



266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    100        N/A
                       LTD.


267   5              J. ARON & COMPANY (SINGAPORE) PTE.        100        N/A

268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        100        N/A

269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          100        N/A


270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          100        N/A


271   3          ELBE FUNDING LIMITED                          100        N/A

272   4            RHYS TRUST                                  N/A        N/A        The direct holder is a
                                                                                     Trustee.

273   5              SAPIEN LIMITED                            100        N/A

274   6                SARGASSO LIMITED                        100        N/A

275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

276   4            BEESTON INVESTMENTS LIMITED                 100        N/A


277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     100        N/A



281   3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       100        N/A

283   5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       N/A        N/A        The direct holder is a
                       BETEILIGUNGS KG                                               Limited Partner.
285   6                FS INVEST SARL                          44         N/A

286   7                  FS INVEST II SARL                     100        N/A

287   8                    ISS HOLDING A/S                     100        N/A

288   9                      ISS A/S                           100        N/A

289   6                GS 2000-I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
290   7                  GOLDMAN SACHS 1, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
291   7                  GOLDMAN SACHS 5, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
292   6                GSCP 2000 GMBH CCH HOLDING I            100        N/A

293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   100        N/A
                           CORP.
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     36         N/A
                             LLC
296   6                GSCP 2000 GMBH CCH HOLDING II           100        N/A

297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     100        N/A

299   6                SUNGARD CAPITAL CORP.                   99         N/A


300   7                  SUNGARD CAPITAL CORP. II              100        N/A


301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         N/A        N/A        The direct holder is a
                     BETEILIGUNGS KG                                                 Limited Partner.
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      N/A        N/A        The direct holder is a
                     LAW PARTNERSHIP                                                 Managing Member.
303   3          HILLTOP INVESTMENTS LIMITED                   100        N/A


304   3          LORRAINE FUNDING LIMITED                      100        N/A

305   4            CHILTERN TRUST                              N/A        N/A        The direct holder is a
                                                                                     Trustee.

306   2        GOLDMAN SACHS (CHINA) L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                100        N/A

308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         100        N/A

309   2        GOLDMAN SACHS (UK) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

310   3          GOLDMAN SACHS BANK (EUROPE) PLC               100        N/A

311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
312   4            AMAGANSETT FINANCING LIMITED                100        N/A

313   4            FLEET TRADE & TRANSPORT LIMITED             100        N/A

314   4            GOLDMAN SACHS (MONACO) S.A.M.               99         N/A

315   4            GOLDMAN SACHS (RUSSIA)                      99         N/A


316   4            GOLDMAN SACHS ASSET MANAGEMENT              100        N/A        This holding represents
                     INTERNATIONAL                                                   ownership in Ordinary B
                                                                                     shares.
317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   N/A        N/A        The direct holder has
                       OF GOLDMAN SACHS FUNDS)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
318   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                        Control through a
                       FUNDS PLC)                                                    Management Agreement or
                                                                                     other arrangements.
320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      10         N/A
                         FUND PLC
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        N/A        N/A        The direct holder has
                       FUND (A SUBFUND OF GOLDMAN SACHS                              Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
323   5              GOLDMAN SACHS CHINA OPPORTUNITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
324   5              GOLDMAN SACHS COMMODITIES ENHANCED        N/A        N/A        The direct holder has
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN                         Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
325   5              GOLDMAN SACHS CORPORATE CREDIT            N/A        N/A        The direct holder has
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN                       Control through a
                       SACHS INSTITUTIONAL FUNDS II PLC)                             Management Agreement or
                                                                                     other arrangements.
326   6                CCIF LOANS LIMITED                      100        N/A

327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS                                   Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   N/A        N/A        The direct holder has
                       SUB-TRUST                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
329   5              GOLDMAN SACHS EMERGING MARKETS CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       N/A        N/A        The direct holder has
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
333   5              GOLDMAN SACHS EURO LIQUID RESERVES        N/A        N/A        The direct holder has
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC                                                    Management Agreement or
                                                                                     other arrangements.
334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      N/A        N/A        The direct holder has
                       (A SUB-FUND OF GOLDMAN SACHS MONEY                            Control through a
                       MARKET FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
335   5              GOLDMAN SACHS EUROPE CONCENTRATED         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
336   5              GOLDMAN SACHS EUROPE CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
337   5              GOLDMAN SACHS EUROPE CORE FLEX            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   N/A        N/A        The direct holder has
                       PLC                                                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   N/A        N/A        The direct holder has
                       BOND PORTFOLIO (HEDGED)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       N/A        N/A        The direct holder has
                       MONTHS FUND  (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     N/A        N/A        The direct holder has
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS                        Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
347   5              GOLDMAN SACHS GLOBAL CORPORATE            N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     N/A        N/A        The direct holder has
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS                          Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       DOLLAR PLUS                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       EURO PLUS                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       CONCENTRATED EQUITY PORTFOLIO (A                              Control through a
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Management Agreement or
                                                                                     other arrangements.
354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN                          Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      N/A        N/A        The direct holder has
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY                       Control through a
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS                        Management Agreement or
                       FUNDS)                                                        other arrangements.
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO II  (A SUBFUND OF                                   Control through a
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                        Management Agreement or
                                                                                     other arrangements.
364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                        SACHS FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       N/A        N/A        The direct holder has
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA                           Control through a
                       EQUITY STRATEGY FUND                                          Management Agreement or
                                                                                     other arrangements.
368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           N/A        N/A        The direct holder has
                       ADVISORS 1 (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO II (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF                                Control through a
                       GOLDMAN SACHS FUNDS II)                                       Management Agreement or
                                                                                     other arrangements.
372   5              GOLDMAN SACHS GMS EUROPE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
374   5              GOLDMAN SACHS GMS JAPAN EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
377   5              GOLDMAN SACHS JAPAN CORE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          525910 - Open-End     Dublin                  IRELAND
                       CURRENCY MASTER FUND (A SUB FUND OF     Investment Funds
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)

383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

384   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PLUS PORTFOLIO (A SUBFUND OF     Investment Funds
                       GOLDMAN SACHS FUNDS)

385   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


387   5              GOLDMAN SACHS STERLING GOVERNMENT         525910 - Open-End     Dublin                  IRELAND
                       LIQUID RESERVES FUND (A SUB-FUND OF THE Investment Funds
                       GOLDMANS SACHS FUNDS, PLC)

388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC)

389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A Subfund of Goldman Sachs   Investment Funds
                       Funds)

392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO  (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS GLOBAL FUNDS)

394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


395   5              GOLDMAN SACHS US GROWTH EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

396   5              GOLDMAN SACHS US MORTGAGE BACKED          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SECURITIES PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS Investment Funds
                       INSTITUTIONAL FUNDS PLC)

400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,  Investment Funds
                       PLC

401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET   Investment Funds
                       FUNDS)

402   5              GOLDMAN SACHS US$ TREASURY LIQUID         525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF THE GOLDMANS SACHS       Investment Funds
                       FUNDS, PLC)

404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                       FX SUB-TRUST                            Investment Funds


405   5              GSAMI China Equity Portfolio (a           525910 - Open-End     Dublin                  IRELAND
                       sub-fund of GSAMI China Funds, Public   Investment Funds
                       Limited Company)

406   5              Goldman Sachs Brazil Equity Portfolio     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A Subfund of Goldman Sachs Funds)      Investment Funds


407   4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
408   4            GOLDMAN SACHS HOLDINGS (U.K.)               551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
409   5              DUNVEGAN INVESTMENTS, LTD.                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
410   5              FORRES LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
411   6                FORRES INVESTMENTS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
412   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
413   8                    GS KILLINGHOLME CAYMAN              525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENTS LTD.                  Financial Vehicles
414   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS II LTD              Financial Vehicles
415   10                       GS KILLINGHOLME CAYMAN          525990 - Other        George Town             CAYMAN ISLANDS
                                 INVESTMENTS III               Financial Vehicles
416   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS III                 Financial Vehicles
417   8                    KPL ACQUISITIONS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
418   9                      KPL HOLDINGS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
419   8                    KPL FINANCE LIMITED                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    523920 - Portfolio    Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Management
421   5              GOLDMAN SACHS ASSET MANAGEMENT            523920 - Portfolio    London                  UNITED KINGDOM
                       INTERNATIONAL                           Management                                    (OTHER)

422   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
423   5              GOLDMAN SACHS INTERNATIONAL               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
424   6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
425   6                AVK Rohr Limited                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


426   6                DUNVEGAN INVESTMENTS, LTD.              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
427   6                FG CM HF I LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


429   6                GOLDMAN SACHS (JERSEY) LIMITED          523999 -              Saint Helier            CHANNEL ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
430   6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
431   6                GOLDMAN SACHS EUROPE LIMITED            523930 - Investment   Saint Helier            GUERNSEY
                                                               Advice
432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      525990 - Other        George Town             CAYMAN ISLANDS
                         LIMITED                               Financial Vehicles


433   7                  MA ALTERNATIVE BETA TREND UCITS       525990 - Other        George Town             CAYMAN ISLANDS
                           LIMITED                             Financial Vehicles
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           CONVERTIBLE ARBITRAGE LIMITED       Financial Vehicles
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           EQUITY HEDGE LIMITED                Financial Vehicles
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           MACRO LIMITED                       Financial Vehicles
437   7                  SIGNUM AC CAPITAL LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     523910 -              London                  UNITED KINGDOM
                         LIMITED                               Miscellaneous                                 (OTHER)
                                                               Intermediation
439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - DYNAMO-J11 V12 PORTFOLIO            Investment Funds


440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GLOBAL TRACKER PORTFOLIO            Investment Funds


441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE   Investment Funds
                         RETURN TRACKER JPY STRATEGY PORTFOLIO

442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI ENHANCED STRATEGY          Investment Funds
                         PORTFOLIO

443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI LIGHT ENERGY PORTFOLIO     Investment Funds


444   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO   Investment Funds


445   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO  Investment Funds
                         II

446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525910 - Open-End     Dublin                  IRELAND
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED     Investment Funds
                         EQUITY INCOME PORTFOLIO

447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         II SICAV - GOLDMAN SACHS ABSOLUTE     Investment Funds
                         RETURN TRACKER INDEX ETF PORTFOLIO

448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 10 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 15 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 20 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 DEVELOPED      Investment Funds
                         MARKETS PORTFOLIO

452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 EMERGING       Investment Funds
                         MARKETS PORTFOLIO

453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DIVERSIFIED STRATEGIES        Investment Funds
                         PORTFOLIO

454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DYNAMO-CHF PORTFOLIO          Investment Funds


455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN Investment Funds
                         TRACKER INDEX PORTFOLIO

456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ALTERNATIVE     Investment Funds
                         BETA TREND UCITS PORTFOLIO

457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA Investment Funds
                         PORTFOLIO

458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY       Investment Funds
                         ALPHA-BETA PORTFOLIO

459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED Investment Funds
                         PORTFOLIO ON THE DOW JONES EURO STOXX
                         50 (R) INDEX
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DOW JONES - UBS Investment Funds
                         ENHANCED STRATEGY PORTFOLIO

461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS FLOATING RATE   Investment Funds
                         EURO PORTFOLIO

462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-ALTERNATIVE ALPHA TACTICAL      Investment Funds
                         TRADING INDEX PORTFOLIO

463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-MACRO HARVESTER PORTFOLIO       Investment Funds


464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-REDUCED VOLATILITY VELOCITY AND Investment Funds
                         CARRY STRATEGY PORTFOLIO

465   6                HANA FINANCIAL GROUP INC.               523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
466   6                MA WCM FF Limited                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


467   6                SIGNUM AC CAPITAL LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


468   6                SPHERE FUNDO DE INVESTIMENTO            525910 - Open-End     Rio de Janeiro          BRAZIL
                         MULTIMERCADO - INVESTIMENTO NO        Investment Funds
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           525910 - Open-End     Sao Paulo               BRAZIL
                                                               Investment Funds
470   6                Signum AVK Limited                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


471   6                ULTEGRA FINANCE LIMITED                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles


472   5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     523991 - Trust,       Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Fiduciary, and
                                                               Custody Activities
474   5              GSSM HOLDING (U.K.)                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
475   5              MONTAGUE PLACE CUSTODY SERVICES           523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
476   4            GOLDMAN SACHS INTERNATIONAL                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
477   4            GOLDMAN SACHS INTERNATIONAL BANK            522110 - Commercial   London                  UNITED KINGDOM
                                                               Banking                                       (OTHER)
478   4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
479   4            GS LEASING HOLDINGS LIMITED                 551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         525990 - Other        London                  UNITED KINGDOM
                       BEFRACO B.V.                            Financial Vehicles                            (OTHER)
481   4            GS LEASING MANAGEMENT LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
482   4            GS LIQUID TRADING PLATFORM I PCC            525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
483   4            GS LIQUID TRADING PLATFORM II LIMITED       525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
484   4            KILLINGHOLME POWER GROUP LIMITED            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
485   5              KILLINGHOLME HOLDINGS LIMITED             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
486   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
487   4            MONEY PARTNERS HOLDINGS LIMITED             551112 - Offices of   Uxbridge                UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
488   5              MONEY PARTNERS LIMITED                    522310 - Mortgage and Uxbridge                UNITED KINGDOM
                                                               Nonmortgage Loan                              (OTHER)
                                                               Brokers
489   6                MONEY PARTNERS FINANCE LIMITED          522390 - Other        Uxbridge                UNITED KINGDOM
                                                               Activities Related to                         (OTHER)
                                                               Credit Intermediation
490   4            MONTAGUE PLACE CUSTODY SERVICES             523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
491   4            NUFCOR INTERNATIONAL LIMITED                523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
492   5              NUFCOR CAPITAL LIMITED                    523930 - Investment   London                  UNITED KINGDOM
                                                               Advice                                        (OTHER)
493   4            SCADBURY UK LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
494   5              GS EQUIPMENT FINANCE I LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
495   5              GS EQUIPMENT FINANCE II LIMITED           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
496   5              GS LEASING NO. 1 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
497   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
498   5              GS LEASING NO. 3 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
499   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
500   5              KILLINGHOLME GENERATION LIMITED           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
501   5              SCADBURY ASSETS                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
502   5              SCADBURY FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
503   6                SCADBURY ASSETS                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
504   6                SCADBURY II ASSETS LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
505   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
506   4            SHIRE UK LIMITED                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
507   5              GS FUNDING INVESTMENTS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          N/A        N/A        The direct holder has
                       CURRENCY MASTER FUND (A SUB FUND OF                           Control through a
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                       Management Agreement or
                                                                                     other arrangements.
383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
384   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PLUS PORTFOLIO (A SUBFUND OF                           Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
385   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
387   5              GOLDMAN SACHS STERLING GOVERNMENT         N/A        N/A        The direct holder has
                       LIQUID RESERVES FUND (A SUB-FUND OF THE                       Control through a
                       GOLDMANS SACHS FUNDS, PLC)                                    Management Agreement or
                                                                                     other arrangements.
388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    N/A        N/A        The direct holder has
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   N/A        N/A        The direct holder has
                       PORTFOLIO (A Subfund of Goldman Sachs                         Control through a
                       Funds)                                                        Management Agreement or
                                                                                     other arrangements.
392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      N/A        N/A        The direct holder has
                       PORTFOLIO  (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
395   5              GOLDMAN SACHS US GROWTH EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
396   5              GOLDMAN SACHS US MORTGAGE BACKED          N/A        N/A        The direct holder has
                       SECURITIES PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         N/A        N/A        The direct holder has
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS                       Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,                        Control through a
                       PLC                                                           Management Agreement or
                                                                                     other arrangements.
401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
402   5              GOLDMAN SACHS US$ TREASURY LIQUID         N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       (A SUB-FUND OF THE GOLDMANS SACHS                             Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    N/A        N/A        The direct holder has
                       FX SUB-TRUST                                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
405   5              GSAMI China Equity Portfolio (a           N/A        N/A        The direct holder has
                       sub-fund of GSAMI China Funds, Public                         Control through a
                       Limited Company)                                              Management Agreement or
                                                                                     other arrangements.
406   5              Goldman Sachs Brazil Equity Portfolio     N/A        N/A        The direct holder has
                       (A Subfund of Goldman Sachs Funds)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
407   4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

408   4            GOLDMAN SACHS HOLDINGS (U.K.)               100        N/A


409   5              DUNVEGAN INVESTMENTS, LTD.                100        N/A        This holding represents
                                                                                     ownership in Ordinary B
                                                                                     shares.
410   5              FORRES LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
411   6                FORRES INVESTMENTS LIMITED              100        N/A

412   7                  KILLINGHOLME GENERATION LIMITED       100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
413   8                    GS KILLINGHOLME CAYMAN              100        N/A
                             INVESTMENTS LTD.
414   9                      GS KILLINGHOLME CAYMAN            100        N/A
                               INVESTMENTS II LTD
415   10                       GS KILLINGHOLME CAYMAN          N/A        N/A        The direct holder is a
                                 INVESTMENTS III                                     General Partner.
416   9                      GS KILLINGHOLME CAYMAN            N/A        N/A        The direct holder is a
                               INVESTMENTS III                                       General Partner.
417   8                    KPL ACQUISITIONS LIMITED            100        N/A

418   9                      KPL HOLDINGS LIMITED              100        N/A

419   8                    KPL FINANCE LIMITED                 100        N/A

420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    100        N/A
                       PRIVATE LIMITED
421   5              GOLDMAN SACHS ASSET MANAGEMENT            99         N/A        This holding represents
                       INTERNATIONAL                                                 ownership in Ordinary
                                                                                     shares.
422   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

423   5              GOLDMAN SACHS INTERNATIONAL               100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
424   6                ARES FINANCE S.r.l.                     100        N/A

425   6                AVK Rohr Limited                        N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
426   6                DUNVEGAN INVESTMENTS, LTD.              100        N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
427   6                FG CM HF I LIMITED                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
429   6                GOLDMAN SACHS (JERSEY) LIMITED          100        N/A



430   6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

431   6                GOLDMAN SACHS EUROPE LIMITED            91         N/A

432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      N/A        N/A        Entity is not controlled
                         LIMITED                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
433   7                  MA ALTERNATIVE BETA TREND UCITS       N/A        100
                           LIMITED
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           CONVERTIBLE ARBITRAGE LIMITED
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           EQUITY HEDGE LIMITED
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           MACRO LIMITED
437   7                  SIGNUM AC CAPITAL LIMITED             N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     100        N/A
                         LIMITED

439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - DYNAMO-J11 V12 PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GLOBAL TRACKER PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE                         Control through a
                         RETURN TRACKER JPY STRATEGY PORTFOLIO                       Management Agreement or
                                                                                     other arrangements.
442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI ENHANCED STRATEGY                                Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI LIGHT ENERGY PORTFOLIO                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
444   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
445   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO                        Control through a
                         II                                                          Management Agreement or
                                                                                     other arrangements.
446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder has
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED                           Control through a
                         EQUITY INCOME PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         II SICAV - GOLDMAN SACHS ABSOLUTE                           Control through a
                         RETURN TRACKER INDEX ETF PORTFOLIO                          Management Agreement or
                                                                                     other arrangements.
448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 10 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 15 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 20 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 DEVELOPED                            Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 EMERGING                             Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DIVERSIFIED STRATEGIES                              Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DYNAMO-CHF PORTFOLIO                                Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN                       Control through a
                         TRACKER INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ALTERNATIVE                           Control through a
                         BETA TREND UCITS PORTFOLIO                                  Management Agreement or
                                                                                     other arrangements.
457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA                       Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY                             Control through a
                         ALPHA-BETA PORTFOLIO                                        Management Agreement or
                                                                                     other arrangements.
459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED                       Control through a
                         PORTFOLIO ON THE DOW JONES EURO STOXX                       Management Agreement or
                         50 (R) INDEX                                                other arrangements.
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DOW JONES - UBS                       Control through a
                         ENHANCED STRATEGY PORTFOLIO                                 Management Agreement or
                                                                                     other arrangements.
461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS FLOATING RATE                         Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-ALTERNATIVE ALPHA TACTICAL                            Control through a
                         TRADING INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-MACRO HARVESTER PORTFOLIO                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-REDUCED VOLATILITY VELOCITY AND                       Control through a
                         CARRY STRATEGY PORTFOLIO                                    Management Agreement or
                                                                                     other arrangements.
465   6                HANA FINANCIAL GROUP INC.               10         N/A


466   6                MA WCM FF Limited                       N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
467   6                SIGNUM AC CAPITAL LIMITED               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
468   6                SPHERE FUNDO DE INVESTIMENTO            100        N/A
                         MULTIMERCADO - INVESTIMENTO NO
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           100        N/A

470   6                Signum AVK Limited                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
471   6                ULTEGRA FINANCE LIMITED                 N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
472   5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     100        N/A
                       PRIVATE LIMITED

474   5              GSSM HOLDING (U.K.)                       99         N/A

475   5              MONTAGUE PLACE CUSTODY SERVICES           100        N/A


476   4            GOLDMAN SACHS INTERNATIONAL                 100        N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
477   4            GOLDMAN SACHS INTERNATIONAL BANK            100        N/A

478   4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

479   4            GS LEASING HOLDINGS LIMITED                 100        N/A


480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         100        N/A
                       BEFRACO B.V.
481   4            GS LEASING MANAGEMENT LIMITED               100        N/A

482   4            GS LIQUID TRADING PLATFORM I PCC            100        N/A

483   4            GS LIQUID TRADING PLATFORM II LIMITED       100        N/A

484   4            KILLINGHOLME POWER GROUP LIMITED            100        N/A


485   5              KILLINGHOLME HOLDINGS LIMITED             100        N/A


486   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
487   4            MONEY PARTNERS HOLDINGS LIMITED             100        N/A


488   5              MONEY PARTNERS LIMITED                    100        N/A


489   6                MONEY PARTNERS FINANCE LIMITED          100        N/A


490   4            MONTAGUE PLACE CUSTODY SERVICES             100        N/A


491   4            NUFCOR INTERNATIONAL LIMITED                100        N/A

492   5              NUFCOR CAPITAL LIMITED                    100        N/A

493   4            SCADBURY UK LIMITED                         100        N/A

494   5              GS EQUIPMENT FINANCE I LIMITED            100        N/A

495   5              GS EQUIPMENT FINANCE II LIMITED           100        N/A

496   5              GS LEASING NO. 1 LIMITED                  100        N/A

497   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
498   5              GS LEASING NO. 3 LIMITED                  100        N/A

499   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
500   5              KILLINGHOLME GENERATION LIMITED           99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
501   5              SCADBURY ASSETS                           100        N/A

502   5              SCADBURY FUNDING LIMITED                  100        N/A

503   6                SCADBURY ASSETS                         100        N/A

504   6                SCADBURY II ASSETS LIMITED              100        N/A


505   7                  KILLINGHOLME GENERATION LIMITED       99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
506   4            SHIRE UK LIMITED                            100        N/A


507   5              GS FUNDING INVESTMENTS LIMITED            100        N/A

508   5              GS FUNDING MANAGEMENT LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
509   5              HECHSHIRE                                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
510   5              SHIRE ASSETS                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
511   5              SHIRE FUNDING LIMITED                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
512   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
513   6                SHIRE ASSETS                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
514   5              SHIRE II ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
516   2        GOLDMAN SACHS 1, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
517   2        GOLDMAN SACHS 2, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
524   4            GSEP 2004 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
528   4            GSEP 2005 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
530   3          W2007 230 PARK, LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
531   2        GOLDMAN SACHS 3, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
532   2        GOLDMAN SACHS 4, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
533   2        GOLDMAN SACHS 49 FUND, LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
534   2        GOLDMAN SACHS 5, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     522320 - Financial    Wilmington     DE       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
538   3          GS JAPAN FIXED INCOME PLUS FUND               525910 - Open-End     Tokyo                   JAPAN
                                                               Investment Funds
539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL   Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
557   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   STRATEGY FUND SEED ACCOUNT, LLC             Financial Vehicles
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
565   5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
567   7                  GS MEZZANINE PARTNERS V ONSHORE       525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
569   8                    GSMP V ONSHORE INVESTMENT FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
570   8                    GSMP V ONSHORE S.a. r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
571   8                    GSMP V ONSHORE SENIOR S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
572   8                    GSMP V ONSHORE US, LTD.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
573   9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
575   3          GOLDMAN SACHS 49 FUND, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     525910 - Open-End     Rio de Janeiro          BRAZIL
                       FUNDO DE INVESTIMENTO EM ACOES          Investment Funds
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    525910 - Open-End     Rio de Janeiro          BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO EM ACOES                Investment Funds
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO   Investment Funds
               MULTIMERCADO

582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       525910 - Open-End     Rio de Janeiro          BRAZIL
                       INVESTIMENTO MULTIMERCADO               Investment Funds
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE     Investment Funds
                     INVESTIMENTO

584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO RENDA FIXA              Investment Funds
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO

586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO                         Investment Funds
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     523920 - Portfolio    Chong Ro-Gu             KOREA, SOUTH
                   LTD.                                        Management
589   4            CREDIT HOLEINONE PP FI                      525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


590   4            HANA FINANCIAL GROUP INC.                   523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
591   4            HOLEINONE PP DERIV. 3                       525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      525910 - Open-End     Dublin                  IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     525910 - Open-End     Toronto        ON       CANADA
                   FIXED INCOME FUND                           Investment Funds


596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        525990 - Other        Wilmington     DE       UNITED STATES
                   OPPORTUNITIES ADVISORS III, L.L.C.          Financial Vehicles
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND, LLC                        Financial Vehicles
600   4            GS MEZZANINE PARTNERS 2006, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
605   9                      GSMP 2006 ONSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
606   10                       GSMP 2006 ONSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                                 INTERNATIONAL (BRENNTAG),     Financial Vehicles
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      525990 - Other        Luxembourg              LUXEMBOURG
                                 S.a r.l.                      Financial Vehicles
608   9                      SEVRES II S.A.R.L.                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
609   10                       MEDIANNUAIRE HOLDING            525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
610   11                         MEDIANNUAIRE                  525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
611   12                           PAGESJAUNES GROUPE          525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
612   8                    GSMP 2006 ONSHORE US, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
613   9                      GSMP 2006 ONSHORE HOLDINGS US,    525990 - Other        George Town             CAYMAN ISLANDS
                               LTD.                            Financial Vehicles
614   7                  GSMP 2006 ONSHORE S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   525990 - Other        New York       NY       UNITED STATES
                   LLC                                         Financial Vehicles
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            525990 - Other        Wilmington     DE       UNITED STATES
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.         Financial Vehicles
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL 2008 FUND, L.P.             Investment Funds
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           525910 - Open-End     New York       NY       UNITED STATES
                   EMPLOYEE FUND, LLC                          Investment Funds
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


631   3          GOLDMAN SACHS EMERGING MARKET BOND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     525910 - Open-End     George Town             CAYMAN ISLANDS
                   GRADE BOND SUB-TRUST                        Investment Funds


635   3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, LLC                     Investment Funds

508   5              GS FUNDING MANAGEMENT LIMITED             100        N/A

509   5              HECHSHIRE                                 100        100


510   5              SHIRE ASSETS                              100        N/A

511   5              SHIRE FUNDING LIMITED                     100        N/A

512   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
513   6                SHIRE ASSETS                            100        N/A

514   5              SHIRE II ASSETS LIMITED                   100        N/A

515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             100        N/A


516   2        GOLDMAN SACHS 1, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
517   2        GOLDMAN SACHS 2, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
524   4            GSEP 2004 REALTY CORP.                      100        N/A

525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
528   4            GSEP 2005 REALTY CORP.                      100        N/A

529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
530   3          W2007 230 PARK, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
531   2        GOLDMAN SACHS 3, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
532   2        GOLDMAN SACHS 4, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
533   2        GOLDMAN SACHS 49 FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
534   2        GOLDMAN SACHS 5, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     100        N/A




537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        100        N/A

538   3          GS JAPAN FIXED INCOME PLUS FUND               100        N/A

539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          N/A        N/A        The direct holder is a
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL                         Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           Limited Partner.
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
557   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                Limited Partner.
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       N/A        N/A        The direct holder is a
                   STRATEGY FUND SEED ACCOUNT, LLC                                   Managing Member.
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
565   5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
567   7                  GS MEZZANINE PARTNERS V ONSHORE       N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  100        N/A

569   8                    GSMP V ONSHORE INVESTMENT FUND,     100        N/A
                             LTD.
570   8                    GSMP V ONSHORE S.a. r.l.            100        N/A

571   8                    GSMP V ONSHORE SENIOR S.A R.L.      100        N/A

572   8                    GSMP V ONSHORE US, LTD.             100        N/A

573   9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
575   3          GOLDMAN SACHS 49 FUND, LLC                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     100        N/A
                       FUNDO DE INVESTIMENTO EM ACOES
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    100        N/A
                       DE INVESTIMENTO EM ACOES
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      N/A        N/A        The direct holder has
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                         Control through a
               MULTIMERCADO                                                          Management Agreement or
                                                                                     other arrangements.
582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       100        N/A
                       INVESTIMENTO MULTIMERCADO
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   N/A        N/A        The direct holder has
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE                           Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    100        N/A
                       DE INVESTIMENTO RENDA FIXA
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     100        N/A
                       DE INVESTIMENTO
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      100        N/A

588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     100        N/A
                   LTD.
589   4            CREDIT HOLEINONE PP FI                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
590   4            HANA FINANCIAL GROUP INC.                   10         N/A


591   4            HOLEINONE PP DERIV. 3                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      75         N/A
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    100        N/A

595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     N/A        N/A        The direct holder has
                   FIXED INCOME FUND                                                 Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS III, L.L.C.                                Managing Member.
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      N/A        N/A        The direct holder is a
                   DISTRESSED FUND, LLC                                              Managing Member.
600   4            GS MEZZANINE PARTNERS 2006, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    100        N/A
                             LTD.
605   9                      GSMP 2006 ONSHORE HOLDINGS        100        N/A
                               INTERNATIONAL, LTD.
606   10                       GSMP 2006 ONSHORE HOLDINGS      100        N/A
                                 INTERNATIONAL (BRENNTAG),
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      100        N/A
                                 S.a r.l.
608   9                      SEVRES II S.A.R.L.                73         73

609   10                       MEDIANNUAIRE HOLDING            29         N/A

610   11                         MEDIANNUAIRE                  100        N/A

611   12                           PAGESJAUNES GROUPE          54         N/A

612   8                    GSMP 2006 ONSHORE US, LTD.          100        N/A

613   9                      GSMP 2006 ONSHORE HOLDINGS US,    100        N/A
                               LTD.
614   7                  GSMP 2006 ONSHORE S.A.R.L.            100        N/A

615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            N/A        N/A        The direct holder is a
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.                               Managing Member.
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          N/A        N/A        The direct holder is a
                     INSTITUTIONAL 2008 FUND, L.P.                                   General Partner.
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, LLC                                                Managing Member.
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
631   3          GOLDMAN SACHS EMERGING MARKET BOND            N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              General Partner.
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     N/A        N/A        The direct holder has
                   GRADE BOND SUB-TRUST                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
635   3          GOLDMAN SACHS EMERGING MARKETS                N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, LLC                                           Managing Member.

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    525910 - Open-End     George Town             CAYMAN ISLANDS
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL       Investment Funds
                   INVESTORS ONLY)

639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     Dublin                  IRELAND
                   FUND PLC                                    Investment Funds


644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   LONG/SHORT FUND, LLC                        Financial Vehicles


647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
654   5              Goldman Sachs Access - Goldman Sachs      525910 - Open-End     New York       NY       UNITED STATES
                       Investment Partners/Liberty Harbor,     Investment Funds
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      525910 - Open-End     New York       NY       UNITED STATES
                       FUND, L.P.                              Investment Funds
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    525910 - Open-End     George Town             CAYMAN ISLANDS
                     LTD.                                      Investment Funds


659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO YEN FUND (FOR QUALIFIED         Investment Funds
                     INSTITUTIONAL INVESTORS)

663   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


665   4            GOLDMAN SACHS EP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
666   4            GOLDMAN SACHS EP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      525990 - Other        Luxembourg              LUXEMBOURG
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES      Financial Vehicles
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     Dublin                  IRELAND
                     II PLC                                    Investment Funds


669   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     New York       NY       UNITED STATES
                     II, LLC                                   Investment Funds
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


673   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES (IRELAND)                      Investment Funds


677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES II (IRELAND)                   Investment Funds


678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES II, LLC                        Investment Funds
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES, LLC                           Investment Funds
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              525910 - Open-End     New York       NY       UNITED STATES
                     COMMODITIES FUND, LLC                     Investment Funds
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    525910 - Open-End     Dublin                  IRELAND
                     PLC                                       Investment Funds


685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     New York       NY       UNITED STATES
                     III, LLC                                  Investment Funds
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     Dublin                  IRELAND
                     INSTITUTIONAL PLC                         Investment Funds


688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


689   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       525910 - Open-End     George Town             CAYMAN ISLANDS
                     QUALIFIED INSTITUTIONAL INVESTORS)        Investment Funds


694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   525910 - Open-End     Dublin                  IRELAND
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER Investment Funds
                     FUNDS

695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    525910 - Open-End     George Town             CAYMAN ISLANDS
                     TRUST (FOR QUALIFIED INSTITUTIONAL        Investment Funds
                     INVESTORS)

697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          525910 - Open-End     Dublin                  IRELAND
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER   Investment Funds
                     FUNDS

698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   525910 - Open-End     Dublin                  IRELAND
                     GOLDMAN SACHS MULTI MANAGER FUNDS         Investment Funds


700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2008), LLC                               Investment Funds
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II (IRELAND)                 Investment Funds
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II SPV LIMITED               Investment Funds
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       III PLC                                 Investment Funds
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds


729   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   525910 - Open-End     New York       NY       UNITED STATES
                     PORTFOLIO, LLC                            Investment Funds
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     (NJ), LLC                                 Investment Funds
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     FDEG FAMILY, LLC                          Financial Vehicles
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     II-A (BROADSCOPE) HOLDINGS, LLC           Investment Funds
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     III, L.P.                                 Investment Funds
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     MAGUIRE, LLC                              Financial Vehicles
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     SMG FAMILY FUND, LLC                      Investment Funds
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     WST, LLC                                  Investment Funds
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     XI, LLC                                   Investment Funds
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
757   4            GOLDMAN SACHS RP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
758   4            GOLDMAN SACHS RP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    525910 - Open-End     New York       NY       UNITED STATES
                     L.P.                                      Investment Funds

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    N/A        N/A        The direct holder has
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL                             Control through a
                   INVESTORS ONLY)                                                   Management Agreement or
                                                                                     other arrangements.
639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder has
                   FUND PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       N/A        N/A        The direct holder has
                   LONG/SHORT FUND, LLC                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
654   5              Goldman Sachs Access - Goldman Sachs      N/A        N/A        The direct holder is a
                       Investment Partners/Liberty Harbor,                           General Partner.
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    N/A        N/A        The direct holder has
                     LTD.                                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      N/A        N/A        The direct holder has
                     PORTFOLIO YEN FUND (FOR QUALIFIED                               Control through a
                     INSTITUTIONAL INVESTORS)                                        Management Agreement or
                                                                                     other arrangements.
663   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
665   4            GOLDMAN SACHS EP PARTNERS SPC               100        N/A

666   4            GOLDMAN SACHS EP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      N/A        N/A        The direct holder is a
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES                            Managing Member.
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder has
                     II PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
669   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder is a
                     II, LLC                                                         Managing Member.
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
673   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES (IRELAND)                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES II (IRELAND)                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II, LLC                                              Managing Member.
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES, LLC                                                 Managing Member.
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              N/A        N/A        The direct holder is a
                     COMMODITIES FUND, LLC                                           Managing Member.
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    N/A        N/A        The direct holder has
                     PLC                                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder is a
                     III, LLC                                                        Managing Member.
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder has
                     INSTITUTIONAL PLC                                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
689   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       N/A        N/A        The direct holder has
                     QUALIFIED INSTITUTIONAL INVESTORS)                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   N/A        N/A        The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                       Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     100        N/A
                       INSTITUTIONAL PLC
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    N/A        N/A        The direct holder has
                     TRUST (FOR QUALIFIED INSTITUTIONAL                              Control through a
                     INVESTORS)                                                      Management Agreement or
                                                                                     other arrangements.
697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          N/A        N/A        The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                         Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   N/A        N/A        The direct holder has
                     GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2008), LLC                                                     Managing Member.
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     23         N/A
                       II PLC
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       II PLC
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          35         N/A
                       STRATEGIES II (IRELAND)
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          32         N/A
                       STRATEGIES II SPV LIMITED
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     85         N/A
                       III PLC
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          N/A        N/A        The direct holder has
                       INSTITUTIONAL PLC                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
729   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   N/A        N/A        The direct holder is a
                     PORTFOLIO, LLC                                                  Managing Member.
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     (NJ), LLC                                                       Managing Member.
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     FDEG FAMILY, LLC                                                Managing Member.
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     II-A (BROADSCOPE) HOLDINGS, LLC                                 Managing Member.
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     III, L.P.                                                       General Partner.
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     MAGUIRE, LLC                                                    Managing Member.
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     SMG FAMILY FUND, LLC                                            Managing Member.
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     WST, LLC                                                        Managing Member.
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     XI, LLC                                                         Managing Member.
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
757   4            GOLDMAN SACHS RP PARTNERS SPC               100        N/A

758   4            GOLDMAN SACHS RP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     525910 - Open-End     New York       NY       UNITED STATES
                     PARTNERS, LLC                             Investment Funds
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


767   4            GOLDMAN SACHS WEST STREET PARTNERS          525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
768   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND 2006, LLC                   Investment Funds
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
772   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    525910 - Open-End     New York       NY       UNITED STATES
                     FUND 2007, LLC                            Investment Funds
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2007 SEGREGATED PORTFOLIO                 Investment Funds
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   525910 - Open-End     George Town             CAYMAN ISLANDS
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
777   4            GS EH HOLDINGS, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
778   4            Goldman Sachs Multi-Strategy Portfolio      525910 - Open-End     New York       NY       UNITED STATES
                     RT, LLC                                   Investment Funds
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
784   4            SELECT TRADING STRATEGIES, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
785   4            TE CALEL INVESTORS, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
786   4            TE CALEL PORTFOLIO, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
787   4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
789   4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
790   4            TE JENKINS PORTFOLIO, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
793   3          GOLDMAN SACHS INDIA FUND LIMITED              525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds


794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   525910 - Open-End     Dublin                  IRELAND
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL      Investment Funds
                   FUNDS PLC)

795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     2008 FUND, L.P.                           Investment Funds
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
800   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
801   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES OFFSHORE FUND, L.P.         Financial Vehicles
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    525990 - Other        Wilmington     DE       UNITED STATES
                   LLC                                         Financial Vehicles
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    525910 - Open-End     George Town             CAYMAN ISLANDS
                        MASTER FUND, L.P.                      Investment Funds
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   525910 - Open-End     Dublin                  IRELAND
                   (UNIT TRUST) (IN JAPAN CLASS B FOR          Investment Funds
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)
                   (A SUBFUND OF GOLDMAN SACHS SELECT
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      525910 - Open-End     George Town             CAYMAN ISLANDS
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS Investment Funds
                   ONLY)

812   3          GS CREDIT BALANCE FUND                        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
819   3          GS TC ADVISORS, L.L.C.                        525990 - Other        George Town             Cayman Islands
                                                               Financial Vehicles
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
821   3          GSAM (GMS Cayman GP) Ltd.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 3 OFFSHORE L.P.                 Investment Funds
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 5 OFFSHORE L.P.                 Investment Funds
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
833   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE L.P.                 Investment Funds
834   5              EMERGING MARKETS EQUITY MANAGERS:         525910 - Open-End     George Town             CAYMAN ISLANDS
                       PORTFOLIO 1 OFFSHORE MASTER L.P.        Investment Funds
835   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    525910 - Open-End     George Town             CAYMAN ISLANDS
                     1 OFFSHORE L.P.                           Investment Funds
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
862   3          GSAM INDIA HOLDINGS LIMITED                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      523920 - Portfolio    Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Management
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       523991 - Trust,       Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Fiduciary, and
                                                               Custody Activities
865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
871   5              LH (MAURITIUS) II LIMITED                 525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
872   5              LH (MAURITIUS) LIMITED                    525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
873   3          LIBERTY HARBOR I GP, LLC                      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
877   3          LIBERTY HARBOR I QP FUND, LLC                 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
879   3          LIBERTY HARBOR I, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
882   3          LSV: NON-US EQUITY LLC                        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
883   3          Liberty Harbor Distressed Credit              525990 - Other        New York       NY       UNITED STATES
                   Opportunities Advisors, LLC                 Financial Vehicles
884   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     AGGREGATOR I, L.P.                        Financial Vehicles
885   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
886   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.   Financial Vehicles
887   6                LIBERTY HARBOR DISTRESSED CREDIT        525990 - Other        George Town             CAYMAN ISLANDS
                         AGGREGATOR I, L.P.                    Financial Vehicles
888   4            Liberty Harbor Distressed Credit            525990 - Other        New York       NY       UNITED STATES
                     Opportunities Fund, L.P.                  Financial Vehicles
889   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                      Financial Vehicles
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     N/A        N/A        The direct holder is a
                     PARTNERS, LLC                                                   Managing Member.
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
767   4            GOLDMAN SACHS WEST STREET PARTNERS          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
768   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND 2006, LLC                                         Managing Member.
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
772   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    N/A        N/A        The direct holder is a
                     FUND 2007, LLC                                                  Managing Member.
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2007 SEGREGATED PORTFOLIO                                       Managing Member.
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
777   4            GS EH HOLDINGS, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
778   4            Goldman Sachs Multi-Strategy Portfolio      N/A        N/A        The direct holder is a
                     RT, LLC                                                         Managing Member.
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   100        N/A

781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   100        N/A

782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
784   4            SELECT TRADING STRATEGIES, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
785   4            TE CALEL INVESTORS, LTD.                    100        N/A

786   4            TE CALEL PORTFOLIO, LTD.                    100        N/A

787   4            TE HAYGROUND COVE INVESTORS, LTD.           100        N/A

788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           100        N/A

789   4            TE JENKINS INVESTORS, LTD.                  100        N/A

790   4            TE JENKINS PORTFOLIO, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     100        N/A

792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     100        N/A

793   3          GOLDMAN SACHS INDIA FUND LIMITED              N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   N/A        N/A        The direct holder has
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                   FUNDS PLC)                                                        Management Agreement or
                                                                                     other arrangements.
795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      N/A        N/A        The direct holder is a
                     2008 FUND, L.P.                                                 General Partner.
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
800   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
801   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES OFFSHORE FUND, L.P.                               General Partner.
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    N/A        N/A        The direct holder is a
                        MASTER FUND, L.P.                                            Limited Partner.
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   N/A        N/A        The direct holder has
                   (UNIT TRUST) (IN JAPAN CLASS B FOR                                Control through a
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Management Agreement or
                   (A SUBFUND OF GOLDMAN SACHS SELECT                                other arrangements.
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      N/A        N/A        The direct holder has
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS                       Control through a
                   ONLY)                                                             Management Agreement or
                                                                                     other arrangements.
812   3          GS CREDIT BALANCE FUND                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
819   3          GS TC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
821   3          GSAM (GMS Cayman GP) Ltd.                     100        N/A

822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 3 OFFSHORE L.P.                                       General Partner.
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 5 OFFSHORE L.P.                                       General Partner.
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           General Partner.
833   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE L.P.                                       General Partner.
834   5              EMERGING MARKETS EQUITY MANAGERS:         N/A        N/A        The direct holder is a
                       PORTFOLIO 1 OFFSHORE MASTER L.P.                              Limited Partner.
835   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                General Partner.
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    N/A        N/A        The direct holder is a
                     1 OFFSHORE L.P.                                                 General Partner.
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
862   3          GSAM INDIA HOLDINGS LIMITED                   100        N/A


863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      100        N/A
                     PRIVATE LIMITED
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       100        N/A
                     PRIVATE LIMITED

865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
871   5              LH (MAURITIUS) II LIMITED                 100        N/A

872   5              LH (MAURITIUS) LIMITED                    100        N/A

873   3          LIBERTY HARBOR I GP, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
877   3          LIBERTY HARBOR I QP FUND, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
879   3          LIBERTY HARBOR I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
882   3          LSV: NON-US EQUITY LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
883   3          Liberty Harbor Distressed Credit              N/A        N/A        The direct holder is a
                   Opportunities Advisors, LLC                                       Managing Member.
884   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     AGGREGATOR I, L.P.                                              General Partner.
885   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
886   5              LIBERTY HARBOR DISTRESSED CREDIT          100        N/A
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.
887   6                LIBERTY HARBOR DISTRESSED CREDIT        N/A        N/A        The direct holder is a
                         AGGREGATOR I, L.P.                                          Limited Partner.
888   4            Liberty Harbor Distressed Credit            N/A        N/A        The direct holder is a
                     Opportunities Fund, L.P.                                        General Partner.
889   5              LIBERTY HARBOR DISTRESSED CREDIT          N/A        N/A        The direct holder is a
                       AGGREGATOR I, L.P.                                            Limited Partner.
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
899   3          PICTET: NON-US EQUITY LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
901   3          RA Program (A) Unit Trust (for Qualified      525990 - Other        George Town             CAYMAN ISLANDS
                   Institutional Investors only)               Financial Vehicles


902   4            RA PROGRAM (B) UNIT TRUST                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
903   5              GS RA Program I Trading, Inc.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
904   6                GS RA PROGRAM I, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
905   7                  GOLDMAN SACHS PRIVATE EQUITY          525990 - Other        George Town             CAYMAN ISLANDS
                           HOLDINGS, L.P.                      Financial Vehicles
906   8                    GSPEH RAVEN MANAGER STAKE LLC       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      525990 - Other        New York       NY       UNITED STATES
                             STAKE LLC                         Financial Vehicles
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
915   2        GOLDMAN SACHS BANK AG                           522110 - Commercial   Zurich                  SWITZERLAND (OTHER)
                                                               Banking
916   2        GOLDMAN SACHS BANK USA                          522110 - Commercial   New York       NY       UNITED STATES
                                                               Banking
917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    522292 - Real Estate  Irving         TX       UNITED STATES
                   L.P.                                        Credit
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    551112 - Offices of   Irving         TX       UNITED STATES
                   LLC                                         Other Holding
                                                               Companies
919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           522292 - Real Estate  Irving         TX       UNITED STATES
                     CAPITAL, L.P.                             Credit
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
922   3          GOLDMAN SACHS MORTGAGE COMPANY                522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
923   4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
924   5              ARCHON CAPITAL (NON-POOLING), L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
926   4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
927   4            GS MEZZCO GP, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
928   4            GS MEZZCO GP, L.L.C. II                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
929   5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
930   4            GSMC SPECIALTY LLC                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
932   4            GOLDMAN SACHS MORTGAGE COMPANY              522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
933   3          GSCP (DEL) INC.                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
935   5              GS LOAN PARTNERS HOLDINGS LLC             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
936   6                GS LOAN PARTNERS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
937   5              GSFS INVESTMENTS IV, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
938   4            GSCP (DEL) LLC                              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
940   3          GSMMDPGP, INC.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
943   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
944   5              LLS COMMERCIAL SERVICING INC.             522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
945   5              PROPERTY VIII LLC                         531210 - Offices of   Houston        TX       UNITED STATES
                                                               Real Estate Agents
                                                               and Brokers
946   3          LITTON MORTGAGE SERVICING, LLC                551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
947   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
948   3          WILLIAM STREET COMMITMENT CORPORATION         522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
949   3          WILLIAM STREET CREDIT CORPORATION             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
950   3          WILLIAM STREET EQUITY LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
951   4            WILLIAM STREET FUNDING CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
952   3          WILLIAM STREET LLC                            522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
954   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
955   4            LVB ACQUISITION, INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
956   5              BIOMET, INC.                              525990 - Other        Warsaw         IN       UNITED STATES
                                                               Financial Vehicles
957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
958   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
960   2        GOLDMAN SACHS CANADA FINANCE CO.                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
961   2        GOLDMAN SACHS CANADA FINANCE INC.               551112 - Offices of   Calgary        AB       CANADA
                                                               Other Holding
                                                               Companies
962   3          GOLDMAN SACHS CANADA FINANCE CO.              525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
963   2        GOLDMAN SACHS CANADA INC.                       523110 - Investment   Toronto        ON       CANADA
                                                               Banking and
                                                               Securities Dealing
964   3          GS GLOBAL FUNDING II, CO.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
965   4            GS GLOBAL FUNDING III, CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
966   5              GS GLOBAL FUNDING IV, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
967   2        GOLDMAN SACHS CAPITAL I                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
968   2        GOLDMAN SACHS CAPITAL II                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
969   2        GOLDMAN SACHS CAPITAL III                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
974   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
975   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
976   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
978   4            GOLDMAN SACHS 1, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
979   4            GOLDMAN SACHS 2, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
980   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
981   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
982   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        George Town             CAYMAN ISLANDS
                 COMPANY                                       Financial Vehicles
986   3          Goldman Sachs Developing Markets Real         525990 - Other        London                  UNITED KINGDOM
                   Estate Cooperatief U.A.                     Financial Vehicles                            (OTHER)
987   4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (US) B.V.                 Financial Vehicles
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Wilmington     DE       UNITED STATES
                 COMPANY VOTECO, LLC                           Financial Vehicles
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 FUND GP, L.L.C.                               Financial Vehicles
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD ESC FUND, L.P.          Financial Vehicles
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        New York       NY       UNITED STATES
                     ESTATE PARTNERS PMD QP FUND, L.P.         Financial Vehicles
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     525990 - Other        George Town             CAYMAN ISLANDS
                       ESTATE PARTNERS (US), L.P.              Financial Vehicles
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   525990 - Other        Amsterdam               NETHERLANDS
                         ESTATE PARTNERS (US) COOPERATIEF U.A. Financial Vehicles
995   7                  DMREF ADMIN CAYMAN                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
996   7                  GOLDMAN SACHS DEVELOPING MARKETS      525990 - Other        Amsterdam               NETHERLANDS
                           REAL ESTATE PARTNERS (US) B.V.      Financial Vehicles
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD QP FUND, L.P.           Financial Vehicles
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD ESC FUND OFFSHORE, LTD.          Financial Vehicles
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD QP FUND OFFSHORE, LTD.           Financial Vehicles
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (GERMANY) COOPERATIEF U.A.           Financial Vehicles
1001  3          DMREF ADMIN CAYMAN                            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (GERMANY) GP, LLC                    Financial Vehicles
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (GERMANY), L.P.             Financial Vehicles
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (GERMANY) COOPERATIEF     Financial Vehicles
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (US) COOPERATIEF U.A.                Financial Vehicles
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (US) GP, LLC                         Financial Vehicles
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (US), L.P.                  Financial Vehicles
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                 SCA                                           Financial Vehicles
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Amsterdam               NETHERLANDS
                   ESTATE SCA COOPERATIEF U.A.                 Financial Vehicles
1010  4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 SCA COOPERATIEF U.A.                          Financial Vehicles
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Luxembourg              LUXEMBOURG
                   ESTATE SCA                                  Financial Vehicles
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1015  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1016  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1017  4            BUCK HOLDINGS L.P.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1019  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
899   3          PICTET: NON-US EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
901   3          RA Program (A) Unit Trust (for Qualified      N/A        N/A        The direct holder has
                   Institutional Investors only)                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
902   4            RA PROGRAM (B) UNIT TRUST                   100        N/A

903   5              GS RA Program I Trading, Inc.             100        N/A

904   6                GS RA PROGRAM I, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
905   7                  GOLDMAN SACHS PRIVATE EQUITY          N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
906   8                    GSPEH RAVEN MANAGER STAKE LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      N/A        N/A        The direct holder is a
                             STAKE LLC                                               Managing Member.
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
915   2        GOLDMAN SACHS BANK AG                           100        N/A

916   2        GOLDMAN SACHS BANK USA                          100        N/A

917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   LLC                                                               Non-Managing Member.

919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           N/A        N/A        The direct holder is a
                     CAPITAL, L.P.                                                   General Partner.
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     100        N/A

921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  Limited Partner.

922   3          GOLDMAN SACHS MORTGAGE COMPANY                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
923   4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

924   5              ARCHON CAPITAL (NON-POOLING), L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
926   4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
927   4            GS MEZZCO GP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
928   4            GS MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
929   5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
930   4            GSMC SPECIALTY LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       100        N/A


932   4            GOLDMAN SACHS MORTGAGE COMPANY              N/A        N/A        The direct holder is a
                                                                                     General Partner.
933   3          GSCP (DEL) INC.                               100        N/A


934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
935   5              GS LOAN PARTNERS HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

936   6                GS LOAN PARTNERS LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
937   5              GSFS INVESTMENTS IV, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
938   4            GSCP (DEL) LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
940   3          GSMMDPGP, INC.                                100        N/A


941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  General Partner.

942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

943   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     General Partner.

944   5              LLS COMMERCIAL SERVICING INC.             100        N/A


945   5              PROPERTY VIII LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

946   3          LITTON MORTGAGE SERVICING, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

947   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

948   3          WILLIAM STREET COMMITMENT CORPORATION         100        N/A


949   3          WILLIAM STREET CREDIT CORPORATION             100        N/A

950   3          WILLIAM STREET EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

951   4            WILLIAM STREET FUNDING CORPORATION          100        N/A

952   3          WILLIAM STREET LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
954   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
955   4            LVB ACQUISITION, INC.                       97         N/A

956   5              BIOMET, INC.                              100        N/A

957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
958   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        100        N/A



960   2        GOLDMAN SACHS CANADA FINANCE CO.                100        N/A

961   2        GOLDMAN SACHS CANADA FINANCE INC.               100        N/A


962   3          GOLDMAN SACHS CANADA FINANCE CO.              100        N/A

963   2        GOLDMAN SACHS CANADA INC.                       100        N/A


964   3          GS GLOBAL FUNDING II, CO.                     100        N/A

965   4            GS GLOBAL FUNDING III, CO.                  100        N/A

966   5              GS GLOBAL FUNDING IV, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
967   2        GOLDMAN SACHS CAPITAL I                         100        N/A

968   2        GOLDMAN SACHS CAPITAL II                        100        N/A

969   2        GOLDMAN SACHS CAPITAL III                       100        N/A

970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      100        N/A

973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
974   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
975   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
976   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
978   4            GOLDMAN SACHS 1, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
979   4            GOLDMAN SACHS 2, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
980   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
981   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
982   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 COMPANY
986   3          Goldman Sachs Developing Markets Real         N/A        N/A        The direct holder is a
                   Estate Cooperatief U.A.                                           Non-Managing Member.
987   4            DMREF ADMIN CAYMAN                          99         N/A

988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       75         N/A
                     ESTATE PARTNERS (US) B.V.
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 COMPANY VOTECO, LLC                                                 Managing Member.
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 FUND GP, L.L.C.                                                     Non-Managing Member.
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD ESC FUND, L.P.                                General Partner.
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       N/A        N/A        The direct holder is a
                     ESTATE PARTNERS PMD QP FUND, L.P.                               Limited Partner.
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     N/A        N/A        The direct holder is a
                       ESTATE PARTNERS (US), L.P.                                    Limited Partner.
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   100        N/A
                         ESTATE PARTNERS (US) COOPERATIEF U.A.
995   7                  DMREF ADMIN CAYMAN                    99         N/A

996   7                  GOLDMAN SACHS DEVELOPING MARKETS      75         N/A
                           REAL ESTATE PARTNERS (US) B.V.
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD QP FUND, L.P.                                 General Partner.
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD ESC FUND OFFSHORE, LTD.
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD QP FUND OFFSHORE, LTD.
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    99         N/A
                 PARTNERS (GERMANY) COOPERATIEF U.A.
1001  3          DMREF ADMIN CAYMAN                            99         N/A

1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (GERMANY) GP, LLC                                          Non-Managing Member.
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (GERMANY), L.P.                                   General Partner.
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       99         N/A
                     ESTATE PARTNERS (GERMANY) COOPERATIEF
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 PARTNERS (US) COOPERATIEF U.A.
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (US) GP, LLC                                               Non-Managing Member.
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (US), L.P.                                        General Partner.
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A        This holding represents
                 SCA                                                                 ownership in A-2 shares.
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE SCA COOPERATIEF U.A.                                       Non-Managing Member.
1010  4            DMREF ADMIN CAYMAN                          99         N/A

1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 SCA COOPERATIEF U.A.                                                Non-Managing Member.
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       100        N/A

1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A        This holding represents
                   ESTATE SCA                                                        ownership in A-1 shares.
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1015  3          BUCK HOLDINGS L.P.                            100        12

1016  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1017  4            BUCK HOLDINGS L.P.                          100        12

1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1019  3          BUCK HOLDINGS L.P.                            100        12

1020  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1023  3          FREEDOMPAY, INC.                              525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
1024  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1025  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1026  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1027  3          UES OCNS HOLDINGS                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1028  4            OCNS CAYMAN GP                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1029  5              OCNS CAYMAN, L.P.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUNDS GP, L.L.C.                     Financial Vehicles
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     525910 - Open-End     St. Peter Port          GUERNSEY
                                                               Investment Funds
1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1042  3          EDUCATION MANAGEMENT CORPORATION              525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               525990 - Other        Eschborn                GERMANY
                                                               Financial Vehicles


1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       551112 - Offices of   New York       NY       UNITED STATES
                 HOLDINGS, LP                                  Other Holding
                                                               Companies
1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     523130 - Commodity    Halifax        NS       CANADA
                   CORPORATION                                 Contracts Dealing
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         525990 - Other        Wilmington     DE       UNITED STATES
                 LONG/SHORT FUND, LLC                          Financial Vehicles
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1059  3          CER HOLDINGS GP                               551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1060  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1061  5              CER INVESTMENTS 1                         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1062  3          GOLDMAN SACHS (AO) L.L.C.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1066  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        523110 - Investment   Beijing                 CHINA, PEOPLES
                         COMPANY LIMITED                       Banking and                                   REPUBLIC OF
                                                               Securities Dealing
1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1069  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1071  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1072  4            CORNWALL INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1075  5              AKIMOTOKO (DELAWARE) L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1076  5              AQUAMARINE (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1079  5              KAGAWA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1080  5              KATSUO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1081  5              KIRORO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1082  5              MATSU (DELAWARE) L.L.C.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         551114 - Corporate,   Federal                 MALAYSIA (OTHER)
                                                               Subsidiary, and       Territory of
                                                               Regional Managing     Labuan
                                                               Offices
1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   525990 - Other        Beijing                 CHINA, PEOPLES
                         LTD.                                  Financial Vehicles                            REPUBLIC OF
1087  5              SAGAMIKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1089  5              TOWADAKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1091  5              DHONI CAYMAN GP LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1093  5              DHONI CAYMAN HOLDINGS LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           525990 - Other        Ebene                   MAURITIUS
                       (MAURITIUS) LIMITED                     Financial Vehicles
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                       LIMITED                                 Financial Vehicles
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      523999 -              George Town             CAYMAN ISLANDS
                       LTD.                                    Miscellaneous
                                                               Financial Investment
                                                               Activities
1098  5              GS HONY HOLDINGS I LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1099  5              GS HONY HOLDINGS II LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1100  5              GSPS ASIA LIMITED                         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1101  6                GREEN LOTUS LIMITED                     525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1102  6                GSPS DAI VIET LTD.                      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1103  6                NAM VIET LTD.                           525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1104  5              TIGER STRATEGIC INVESTMENTS LTD           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1105  6                JADE DRAGON (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1106  7                  GOLDMAN SACHS CHINA STRATEGIC         525990 - Other        Ebene                   MAURITIUS
                           INVESTMENTS LIMITED                 Financial Vehicles
1107  7                  GOLDMAN SACHS CHINA VENTURE I         551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1108  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1109  7                  GOLDMAN SACHS CHINA VENTURE II        551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1110  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1112  8                    ZAHEER MAURITIUS                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1113  6                PANDA INVESTMENTS LTD                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      525990 - Other        Ebene                   MAURITIUS
                           LIMITED                             Financial Vehicles
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   525990 - Other        Ebene                   MAURITIUS
                           II LIMITED                          Financial Vehicles
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1117  8                    M. PALLONJI ENTERPRISES PRIVATE     525990 - Other        Mumbai                  INDIA (OTHER)
                             LIMITED                           Financial Vehicles
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1121  6                WWD RUBY LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1122  4            GSAF HOLDINGS NOMINEE I LIMITED             525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1123  4            GSAF HOLDINGS NOMINEE II LIMITED            525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1124  4            KIRI (DELAWARE) L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1125  4            SHIGA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         551112 - Offices of   NEW YORK       NY       UNITED STATES
                   (CANADA) HOLDINGS LP                        Other Holding
                                                               Companies
1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       523999 -              Halifax        NS       CANADA
                     (CANADA) CO.                              Miscellaneous
                                                               Financial Investment
                                                               Activities
1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     551112 - Offices of   New York       NY       UNITED STATES
                   HOLDINGS, LP                                Other Holding
                                                               Companies
1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    551114 - Corporate,   Col Lomas de            MEXICO
                   DE C.V.                                     Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         523120 - Securities   Mexico City             MEXICO
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,     Brokerage
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1143  4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         523999 -              London                  UNITED KINGDOM
                     (U.K.) LIMITED                            Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1145  5              CMC Markets PLC                           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1146  6                CMC MARKETS UK HOLDINGS LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1147  7                  CMC Group Limited                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation

1020  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

1023  3          FREEDOMPAY, INC.                              32         N/A

1024  3          FS INVEST SARL                                44         N/A

1025  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1026  3          SUNGARD CAPITAL CORP.                         99         N/A


1027  3          UES OCNS HOLDINGS                             99         N/A

1028  4            OCNS CAYMAN GP                              70         N/A

1029  5              OCNS CAYMAN, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         100        N/A
                 OFFSHORE, LTD.
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       N/A        N/A        The direct holder is a
                 EMPLOYEE FUNDS GP, L.L.C.                                           Non-Managing Member.
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     100        N/A

1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            100        N/A

1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1042  3          EDUCATION MANAGEMENT CORPORATION              42         N/A

1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      100        N/A

1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.

1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      28         N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       N/A        N/A        The direct holder is a
                 HOLDINGS, LP                                                        Limited Partner.

1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     100        N/A
                   CORPORATION
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         N/A        N/A        The direct holder is a
                 LONG/SHORT FUND, LLC                                                Non-Managing Member.
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1059  3          CER HOLDINGS GP                               100        N/A


1060  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     General Partner.

1061  5              CER INVESTMENTS 1                         100        N/A



1062  3          GOLDMAN SACHS (AO) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1066  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        N/A        N/A        The direct holder is a
                         COMPANY LIMITED                                             Non-Managing Member.

1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1069  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1071  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1072  4            CORNWALL INVESTMENTS LIMITED                100        N/A


1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  100        N/A


1075  5              AKIMOTOKO (DELAWARE) L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1076  5              AQUAMARINE (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       100        N/A


1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      100        N/A


1079  5              KAGAWA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1080  5              KATSUO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1081  5              KIRORO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1082  5              MATSU (DELAWARE) L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         100        N/A



1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   N/A        N/A        The direct holder is a
                         LTD.                                                        Non-Managing Member.
1087  5              SAGAMIKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1089  5              TOWADAKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1091  5              DHONI CAYMAN GP LTD.                      100        N/A

1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1093  5              DHONI CAYMAN HOLDINGS LTD.                100        N/A

1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           100        N/A
                       (MAURITIUS) LIMITED
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     100        N/A
                       LIMITED
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      100        N/A
                       LTD.


1098  5              GS HONY HOLDINGS I LTD.                   100        N/A

1099  5              GS HONY HOLDINGS II LTD.                  100        N/A

1100  5              GSPS ASIA LIMITED                         100        N/A

1101  6                GREEN LOTUS LIMITED                     100        N/A

1102  6                GSPS DAI VIET LTD.                      100        N/A

1103  6                NAM VIET LTD.                           100        N/A

1104  5              TIGER STRATEGIC INVESTMENTS LTD           100        N/A


1105  6                JADE DRAGON (MAURITIUS) LIMITED         100        N/A

1106  7                  GOLDMAN SACHS CHINA STRATEGIC         100        N/A
                           INVESTMENTS LIMITED
1107  7                  GOLDMAN SACHS CHINA VENTURE I         100        N/A
                           (MAURITIUS) LIMITED

1108  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1109  7                  GOLDMAN SACHS CHINA VENTURE II        100        N/A
                           (MAURITIUS) LIMITED

1110  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           98         N/A


1112  8                    ZAHEER MAURITIUS                    100        N/A

1113  6                PANDA INVESTMENTS LTD                   100        N/A


1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      100        N/A
                           LIMITED
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   100        N/A
                           II LIMITED
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      100        N/A

1117  8                    M. PALLONJI ENTERPRISES PRIVATE     39         N/A
                             LIMITED
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  100        N/A

1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         100        N/A

1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        100        N/A

1121  6                WWD RUBY LIMITED                        100        N/A

1122  4            GSAF HOLDINGS NOMINEE I LIMITED             100        N/A

1123  4            GSAF HOLDINGS NOMINEE II LIMITED            100        N/A

1124  4            KIRI (DELAWARE) L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1125  4            SHIGA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        100        N/A


1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         N/A        N/A        The direct holder is a
                   (CANADA) HOLDINGS LP                                              Limited Partner.

1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       100        N/A
                     (CANADA) CO.


1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     N/A        N/A        The direct holder is a
                   HOLDINGS, LP                                                      Limited Partner.

1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    N/A        N/A        The direct holder is a
                   DE C.V.                                                           Limited Partner.


1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         100        N/A
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    100        100


1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    100        N/A


1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1143  4            GOLDMAN SACHS (RUSSIA)                      99         N/A


1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         100        N/A
                     (U.K.) LIMITED


1145  5              CMC Markets PLC                           9          N/A


1146  6                CMC MARKETS UK HOLDINGS LIMITED         100        N/A


1147  7                  CMC Group Limited                     100        N/A

1148  7                  CMC MARKETS UK PLC                    523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1149  8                    CMC Markets US LLC                  523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
1150  7                  CMC Spreadbet Plc                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1151  7                  CMC Trustees Limited                  523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1152  7                  Information Internet Limited          541511 - Computer     London                  UNITED KINGDOM
                                                               program or software                           (OTHER)
                                                               development
1153  6                CMC Markets (Finance) Limited           523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1154  6                CMC Markets Overseas Holdings Limited   551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1155  7                  CMC Markets Asia Limited              523910 -              Wan Chai                HONG KONG
                                                               Miscellaneous
                                                               Intermediation
1156  7                  CMC Markets Canada Inc                523910 -              Toronto        ON       CANADA
                                                               Miscellaneous
                                                               Intermediation
1157  7                  CMC Markets Development (pty)         523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1158  7                  CMC Markets Digital Options GmbH      541511 - Computer     Vienna                  AUSTRIA
                                                               program or software
                                                               development
1159  7                  CMC Markets Group Australia Pty Ltd.  551112 - Offices of   Sydney                  AUSTRALIA
                                                               Other Holding
                                                               Companies
1160  8                    CMC MARKETS ASIA PACIFIC PTY        541990 - All Other    Sydney                  AUSTRALIA
                             LIMITED                           Professional,
                                                               Scientific, and
                                                               Technical Services
1161  9                      CMC Markets Pty Ltd               523910 -              Sydney                  AUSTRALIA
                                                               Miscellaneous
                                                               Intermediation
1162  10                       CMC International Financial     541990 - All Other    Dong Cheng              CHINA, PEOPLES
                                 Consulting (Beijing) Co., Ltd Professional,         District                REPUBLIC OF
                                                               Scientific, and
                                                               Technical Services
1163  8                    CMC Markets Stockbroking Limited    523120 - Securities   Sydney                  AUSTRALIA
                                                               Brokerage
1164  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees (No.2 Account) Pty       Transactions
                             Limited                           Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1165  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees Pty Limited              Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1166  7                  CMC Markets Japan KK                  523910 -              Tokyo                   JAPAN
                                                               Miscellaneous
                                                               Intermediation
1167  7                  CMC Markets NZ Limited                523910 -              Auckland                NEW ZEALAND (OTHER)
                                                               Miscellaneous
                                                               Intermediation
1168  7                  CMC Markets Singapore Pte. Ltd        541990 - All Other    Singapore               SINGAPORE
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1169  7                  CMC Markets South Africa (pty)        523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1170  4            TEX FUNDING                                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1171  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     525910 - Open-End     Dublin                  IRELAND
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS    Investment Funds
                     GLOBAL MULTI MANAGER FUNDS

1177  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1178  3          GOLDMAN SACHS SAUDI ARABIA                    525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     525910 - Open-End     Osasco                  BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS              Investment Funds
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        523120 - Securities   Sao Paulo               BRAZIL
                     TITULOS E VALORES MOBILIARIOS S/A         Brokerage
1182  3          GS (ASIA) L.P.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1183  4            GOLDMAN SACHS (JAPAN) LTD.                  551112 - Offices of   Tortola                 BRITISH VIRGIN
                                                               Other Holding                                 ISLANDS
                                                               Companies
1184  5              GOLDMAN SACHS JAPAN CO., LTD.             523110 - Investment   Tokyo                   JAPAN
                                                               Banking and
                                                               Securities Dealing
1185  6                GOLDMAN SACHS DIVERSIFIED               525910 - Open-End     George Town             CAYMAN ISLANDS
                         MULTI-SECTOR PORTFOLIO YEN FUND       Investment Funds
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        541990 - All Other    Tokyo                   JAPAN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1187  5              MLT INVESTMENTS LTD.                      551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1188  6                ELEVATECH LIMITED                       525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       525990 - Other        Tortola                 BRITISH VIRGIN
                          LIMITED                              Financial Vehicles                            ISLANDS
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525990 - Other        Wilmington     DE       UNITED STATES
                         (ASIA) L.L.C.                         Financial Vehicles
1191  7                  AGALIA CAPITAL LTD.                   525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1193  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1195  5              TRIUMPH III INVESTMENTS (IRELAND)         525990 - Other        Dublin                  IRELAND
                       LIMITED                                 Financial Vehicles
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1199  4            FRANKFURTER MOBILIEN LIMITED                525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LLC                     Other Holding
                                                               Companies
1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     551112 - Offices of   NEW YORK       NY       UNITED STATES
                       (CANADA) HOLDINGS LP                    Other Holding
                                                               Companies
1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LP                      Other Holding
                                                               Companies
1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      525990 - Other        London                  UNITED KINGDOM
                       LIMITED                                 Financial Vehicles                            (OTHER)
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   551112 - Offices of   NEW YORK       NY       UNITED STATES
                     HOLDINGS LLC                              Other Holding
                                                               Companies
1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          551112 - Offices of   New York       NY       UNITED STATES
                       (CANADA) HOLDINGS, LP                   Other Holding
                                                               Companies
1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         525990 - Other        Wilmington     DE       UNITED STATES
                     (ASIA) L.L.C.                             Financial Vehicles
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1209  4            GS CAPITAL FUNDING, INC.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1210  5              GS CAPITAL FUNDING (UK) II LIMITED        551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1212  4            GS DIVERSIFIED FINANCE III, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1213  5              GS DIVERSIFIED HOLDINGS II LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1214  4            GS DIVERSIFIED FINANCE V, LLC               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1215  4            GS DIVERSIFIED HOLDINGS II LLC              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1216  4            GS GLOBAL FUNDING II, CO.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1217  4            GS LONGPORT INVESTMENT CORPORATION          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1218  4            GS Wind Power I, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1219  4            GSFS (CAYMAN) 2002 A LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1220  4            JLQ LLC                                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1221  5              GK SPICA                                  525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1222  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1223  6                GK BLUE SQUARE                          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1224  6                I PET CO., LTD                          524128 - Other Direct Tokyo                   JAPAN
                                                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      524128 - Other Direct Tokyo                   JAPAN
                           JIGYO                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1226  4            JTGLQ COMPANY                               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1228  4            KEYAKIZAKA FINANCE CO., LTD.                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1230  5              BAEKDU INVESTMENTS LIMITED                551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1231  4            LANSDALE INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1232  4            MHLQ, S. DE R.L. DE C.V.                    525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1233  4            MLQ2 (DELAWARE) LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1234  5              MBD Holdings GK                           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1235  6                GK IZUMO CAPITAL                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1236  6                GK JUPITER INVESTMENT II                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1237  6                GK JUPITER INVESTMENT III               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1238  6                GK MISHIMA CAPITAL                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1239  6                GK OUKA                                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1240  6                GK SHIROKAWA                            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1241  6                GK TERAMACHI CAPITAL                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1242  6                SH OUKA HOLDINGS                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1243  7                  GK OUKA                               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1244  6                YK HOLDINGS CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1245  4            NAEBA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1246  4            NJLQ (IRELAND) LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1247  4            RESTAMOVE IRELAND LIMITED                   523110 - Investment   Dublin                  IRELAND
                                                               Banking and
                                                               Securities Dealing
1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1249  4            SHIMANE (DELAWARE) LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1250  4            SHIZUOKA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1251  4            SINGEL COOL ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1252  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1253  6                Archon Group Gestion                    525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1254  6                GESTION IMMOBILIERE HAUSSMANN           525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1255  4            SINGEL COOL TWO B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1256  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1257  4            STRATEGIC INVESTMENT JV LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1258  4            UNI OCNS HOLDINGS                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1259  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1262  6                Goldman Sachs (India) Finance Private   522294 - Secondary    Mumbai                  INDIA (OTHER)
                         Limited                               Market Financing
1263  5              Goldman Sachs (India) Finance Private     522294 - Secondary    Mumbai                  INDIA (OTHER)
                       Limited                                 Market Financing
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     523110 - Investment   Ebene                   MAURITIUS
                     LIMITED                                   Banking and
                                                               Securities Dealing
1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1266  6                GOLDMAN SACHS (INDIA) SECURITIES        523110 - Investment   Mumbai                  INDIA (OTHER)
                         PRIVATE LIMITED                       Banking and
                                                               Securities Dealing
1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1268  6                TALBOT INVESTMENTS LIMITED              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1270  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1271  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     523130 - Commodity    Sydney                  AUSTRALIA
                                                               Contracts Dealing
1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    551112 - Offices of   George Town             CAYMAN ISLANDS
                     CAYMAN LTD.                               Other Holding
                                                               Companies
1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE,   Investment Funds
                         L.P.

1148  7                  CMC MARKETS UK PLC                    100        N/A


1149  8                    CMC Markets US LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1150  7                  CMC Spreadbet Plc                     100        N/A


1151  7                  CMC Trustees Limited                  100        N/A


1152  7                  Information Internet Limited          100        N/A


1153  6                CMC Markets (Finance) Limited           100        N/A


1154  6                CMC Markets Overseas Holdings Limited   100        N/A


1155  7                  CMC Markets Asia Limited              100        N/A


1156  7                  CMC Markets Canada Inc                100        N/A


1157  7                  CMC Markets Development (pty)         100        N/A
                           Limited

1158  7                  CMC Markets Digital Options GmbH      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1159  7                  CMC Markets Group Australia Pty Ltd.  100        N/A


1160  8                    CMC MARKETS ASIA PACIFIC PTY        100        N/A
                             LIMITED


1161  9                      CMC Markets Pty Ltd               100        N/A


1162  10                       CMC International Financial     N/A        N/A        The direct holder is a
                                 Consulting (Beijing) Co., Ltd                       Managing Member.


1163  8                    CMC Markets Stockbroking Limited    100        N/A

1164  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees (No.2 Account) Pty
                             Limited


1165  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees Pty Limited



1166  7                  CMC Markets Japan KK                  100        N/A


1167  7                  CMC Markets NZ Limited                100        N/A


1168  7                  CMC Markets Singapore Pte. Ltd        100        N/A



1169  7                  CMC Markets South Africa (pty)        100        N/A
                           Limited

1170  4            TEX FUNDING                                 100        N/A

1171  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         100        N/A


1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    100        N/A


1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    100        N/A

1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     N/A        N/A        The direct holder has
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS                          Control through a
                     GLOBAL MULTI MANAGER FUNDS                                      Management Agreement or
                                                                                     other arrangements.
1177  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1178  3          GOLDMAN SACHS SAUDI ARABIA                    100        N/A

1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    100        N/A

1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     100        N/A
                     CREDITORIOS NAO-PADRONIZADOS
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        100        N/A
                     TITULOS E VALORES MOBILIARIOS S/A
1182  3          GS (ASIA) L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.

1183  4            GOLDMAN SACHS (JAPAN) LTD.                  100        N/A


1184  5              GOLDMAN SACHS JAPAN CO., LTD.             100        N/A


1185  6                GOLDMAN SACHS DIVERSIFIED               100        N/A
                         MULTI-SECTOR PORTFOLIO YEN FUND
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        100        N/A



1187  5              MLT INVESTMENTS LTD.                      100        N/A


1188  6                ELEVATECH LIMITED                       100        N/A

1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       100        N/A
                         LIMITED
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder is a
                         (ASIA) L.L.C.                                               Managing Member.
1191  7                  AGALIA CAPITAL LTD.                   75         N/A

1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1193  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     General Partner.

1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1195  5              TRIUMPH III INVESTMENTS (IRELAND)         100        N/A
                       LIMITED
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     100        N/A

1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1199  4            FRANKFURTER MOBILIEN LIMITED                99         N/A

1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LLC                                           Managing Member.

1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS LP                                          General Partner.

1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LP                                            Limited Partner.

1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   100        N/A

1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      100        N/A
                       LIMITED
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   N/A        N/A        The direct holder is a
                     HOLDINGS LLC                                                    Non-Managing Member.

1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS, LP                                         General Partner.

1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         N/A        N/A        The direct holder is a
                     (ASIA) L.L.C.                                                   Managing Member.
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1209  4            GS CAPITAL FUNDING, INC.                    100        N/A

1210  5              GS CAPITAL FUNDING (UK) II LIMITED        100        N/A


1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     100        N/A

1212  4            GS DIVERSIFIED FINANCE III, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1213  5              GS DIVERSIFIED HOLDINGS II LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1214  4            GS DIVERSIFIED FINANCE V, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1215  4            GS DIVERSIFIED HOLDINGS II LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1216  4            GS GLOBAL FUNDING II, CO.                   100        N/A

1217  4            GS LONGPORT INVESTMENT CORPORATION          100        N/A

1218  4            GS Wind Power I, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1219  4            GSFS (CAYMAN) 2002 A LIMITED                100        N/A

1220  4            JLQ LLC                                     100        N/A

1221  5              GK SPICA                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1222  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1223  6                GK BLUE SQUARE                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1224  6                I PET CO., LTD                          83         N/A



1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      N/A        N/A        The direct holder is a
                           JIGYO                                                     General Partner.


1226  4            JTGLQ COMPANY                               100        N/A

1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1228  4            KEYAKIZAKA FINANCE CO., LTD.                100        N/A

1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1230  5              BAEKDU INVESTMENTS LIMITED                100        N/A


1231  4            LANSDALE INVESTMENTS LIMITED                100        N/A


1232  4            MHLQ, S. DE R.L. DE C.V.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1233  4            MLQ2 (DELAWARE) LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1234  5              MBD Holdings GK                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1235  6                GK IZUMO CAPITAL                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1236  6                GK JUPITER INVESTMENT II                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1237  6                GK JUPITER INVESTMENT III               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1238  6                GK MISHIMA CAPITAL                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1239  6                GK OUKA                                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1240  6                GK SHIROKAWA                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1241  6                GK TERAMACHI CAPITAL                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1242  6                SH OUKA HOLDINGS                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1243  7                  GK OUKA                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1244  6                YK HOLDINGS CO., LTD.                   100        N/A

1245  4            NAEBA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1246  4            NJLQ (IRELAND) LIMITED                      100        N/A

1247  4            RESTAMOVE IRELAND LIMITED                   100        N/A


1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         100        N/A

1249  4            SHIMANE (DELAWARE) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1250  4            SHIZUOKA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1251  4            SINGEL COOL ONE B.V.                        100        N/A

1252  5              ARCHON GROUP (FRANCE)                     100        N/A

1253  6                Archon Group Gestion                    100        N/A

1254  6                GESTION IMMOBILIERE HAUSSMANN           100        N/A

1255  4            SINGEL COOL TWO B.V.                        100        N/A

1256  5              ARCHON GROUP (FRANCE)                     100        N/A

1257  4            STRATEGIC INVESTMENT JV LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1258  4            UNI OCNS HOLDINGS                           100        N/A

1259  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       100        N/A


1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    100        99



1262  6                Goldman Sachs (India) Finance Private   100        N/A
                         Limited
1263  5              Goldman Sachs (India) Finance Private     100        100
                         Limited
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     100        N/A
                     LIMITED

1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          100        N/A


1266  6                GOLDMAN SACHS (INDIA) SECURITIES        100        N/A
                         PRIVATE LIMITED

1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  100        99



1268  6                TALBOT INVESTMENTS LIMITED              100        N/A


1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          100        N/A


1270  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     General Partner.

1271  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     100        N/A

1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    100        N/A
                     CAYMAN LTD.

1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE,                         Limited Partner.
                         L.P.

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         MASTER FUND, L.P.                     Investment Funds
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   525910 - Open-End     Dublin                  IRELAND
                             (IRELAND) LIMITED                 Investment Funds
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Luxembourg              LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L     Investment Funds
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    525910 - Open-End     Ebene                   MAURITIUS
                           I LIMITED                           Investment Funds
1286  8                    GS INVESTMENT PARTNERS              525910 - Open-End     Ebene                   MAURITIUS
                             (MAURITIUS) II LIMITED            Investment Funds
1287  8                    Goldman Sachs TDN Investors         525990 - Other        George Town             CAYMAN ISLANDS
                             Offshore, L.P.                    Financial Vehicles
1288  9                      GS INVESTMENT PARTNERS            525990 - Other        Ebene                   MAURITIUS
                               (MAURITIUS) IV LIMITED          Financial Vehicles
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1290  5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1291  4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1292  4            GS INVESTMENTS (CAYMAN) LTD.                523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1293  5              SOURCE HOLDINGS LIMITED                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1294  6                Source Investment Management Limited    523920 - Portfolio    George Town             CAYMAN ISLANDS
                                                               Management
1295  6                Source UK Services Limited              522294 - Secondary    London                  UNITED KINGDOM
                                                               Market Financing                              (OTHER)
1296  4            GSEM BERMUDA HOLDINGS, L.P.                 551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1297  5              GS EQUITY MARKETS, L.P.                   525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1299  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1300  4            GSPS BERMUDA CORPORATION LIMITED            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1302  4            J. ARON (CHINA) COMMODITIES TRADING         523130 - Commodity    Shanghai                CHINA, PEOPLES
                     COMPANY LIMITED                           Contracts Dealing                             REPUBLIC OF
1303  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1304  3          MEP GS INVESTOR (GP) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1305  4            MEP GS INVESTOR L.P.                        525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1306  5              MERCHANT EQUITY PARTNERS, L.P.            525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1307  3          MLQ, L.L.C.                                   551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1308  4            CMLQ INVESTORS COMPANY                      525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1309  4            ELQ HOLDINGS (DEL) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1311  5              MEP GS INVESTOR L.P.                      525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1312  4            MLQ INVESTORS, L.P.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1314  6                AR HOLDINGS GK                          551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1315  7                  GK GOLDMAN SACHS SSG I                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1316  7                  GK KAGURAZAKA HOLDINGS                551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1317  8                    GK ARISUGAWA FINANCE                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1318  8                    GK SAKURAZAKA CAPITAL               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1320  7                  GS PSI HOLDINGS GK                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1321  8                    GOLDMAN SACHS PSI JAPAN GK          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1322  7                  JUPITER INVESTMENT CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1323  7                  SH ERF HOLDINGS                       525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1324  6                GK YAMAMOTO KAIUN HOLDINGS              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1325  7                  YAMAMOTO KAIUN CO., LTD.              525990 - Other        Kure-shi                JAPAN
                                                               Financial Vehicles
1326  5              BLUE SKY FUND CAYMAN LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1327  5              CITRINE CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1329  5              ENDEAVOR CAYMAN LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1330  5              FOREST GREEN LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1331  5              GK CRYSTAL INVESTMENT                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1332  5              GK KAGURAZAKA HOLDINGS                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1333  5              GK YAMAMOTO KAIUN HOLDINGS                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1335  6                BLUE DAISY CO., LTD.                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1336  6                DANDELION INVESTMENTS CO., LTD.         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1337  6                GAC PERSONAL CO., LTD.                  52399 - All Other     Tokyo                   JAPAN
                                                               Financial Investment
                                                               Activities
1338  7                  HYOGO WIDE SERVICE CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1339  7                  MIDORI DATA CO., LTD.                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1340  7                  WAKABA HOKEN DAIKO CO., LTD.          524210 - Insurance    Tokyo                   JAPAN
                                                               Agencies and
                                                               Brokerages
1341  6                GK ARISUGAWA FINANCE                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1342  6                GK CRYSTAL INVESTMENT                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1343  6                GLOBE INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1344  6                GOLDMAN SACHS CREDIT PARTNERS           523910 -              Tokyo                   JAPAN
                         (JAPAN), LTD.                         Miscellaneous
                                                               Intermediation
1345  7                  ROPPONGI DOMAIN LLC                   551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1346  6                JUPITER INVESTMENT CO., LTD.            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1347  6                MERCHANT CAPITAL CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1348  6                MERCHANT SUPPORT CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1349  6                PALMWOOD CO., LTD.                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1350  6                REAL ESTATE CREATION FUND CO., LTD.     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1351  6                REC INVESTMENTS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1352  6                S.H. MINATO HOLDINGS                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1353  7                  GREEN MOUNTAIN ONE CO., LTD           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1354  6                SAKURAZAKA KAIHATSU CO., LTD.           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1355  6                SH WHITE FLOWER                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1356  7                  GK FRANGIPANI                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1357  6                WHITE OCEAN CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1358  5              GS GFKL INVESTOR LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1359  5              GS PIA HOLDINGS GK                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1360  6                CRANE HOLDINGS LTD.                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1361  7                  SG INVESTMENTS KK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1362  6                GS TK HOLDINGS I GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1363  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1364  6                GS TK HOLDINGS III GK                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1365  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1366  6                GS TK HOLDINGS V GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1367  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1368  6                OCEANS HOLDINGS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1369  5              HEAVENLY LTD.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1370  6                UNIVERSAL REALTY CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1371  5              Impact Holding Cayman Co., Ltd.           551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1372  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1373  5              K.K. MINATO SAIKEN KAISHU                 551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1374  5              KAIHIN CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1377  5              KINMIRAI CAYMAN CO., LTD                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1378  5              KITANOMARU CAYMAN CO., LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1379  5              KUROBE CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1380  5              LINDEN WOOD IIS LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1381  6                CMA CO., LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1382  5              LINDEN WOOD, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1383  5              LUIGI CAYMAN CO., LTD.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1385  6                MDL SEVEN (CAYMAN) LLC                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1387  6                MDL SIX (CAYMAN) LLC                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1388  5              MUSASHI CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1389  5              MUSASHINO CAYMAN CO., LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1390  5              PIA HOLDINGS CAYMAN                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1391  6                GS PIA HOLDINGS GK                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1392  5              RUBY REALTY CAYMAN LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1393  5              SAYAMA CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1394  5              SHINING PARTNERS LTD.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1395  5              SHIOHAMA CAYMAN CO., LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1396  5              SOLAR WIND II LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1397  5              SOLAR WIND LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        525990 - Other        George Town             CAYMAN ISLANDS
                       COMPANY                                 Financial Vehicles
1399  6                ISEZAKI KAIHATSU CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1400  6                SPORTS SHINKO FINANCE CO., LTD.         522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1401  5              SP CAYMAN 2 LTD.                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         MASTER FUND, L.P.                                           Limited Partner.
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     100        N/A

1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   100        N/A
                             (IRELAND) LIMITED
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    100        N/A
                           I LIMITED
1286  8                    GS INVESTMENT PARTNERS              100        N/A
                             (MAURITIUS) II LIMITED
1287  8                    Goldman Sachs TDN Investors         N/A        N/A        The direct holder is a
                             Offshore, L.P.                                          Limited Partner.
1288  9                      GS INVESTMENT PARTNERS            100        N/A
                               (MAURITIUS) IV LIMITED
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  100        N/A

1290  5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

1291  4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

1292  4            GS INVESTMENTS (CAYMAN) LTD.                100        N/A



1293  5              SOURCE HOLDINGS LIMITED                   40         N/A


1294  6                Source Investment Management Limited    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1295  6                Source UK Services Limited              100        N/A

1296  4            GSEM BERMUDA HOLDINGS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1297  5              GS EQUITY MARKETS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.

1299  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1300  4            GSPS BERMUDA CORPORATION LIMITED            100        N/A

1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1302  4            J. ARON (CHINA) COMMODITIES TRADING         100        N/A
                     COMPANY LIMITED
1303  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
1304  3          MEP GS INVESTOR (GP) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1305  4            MEP GS INVESTOR L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1306  5              MERCHANT EQUITY PARTNERS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1307  3          MLQ, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1308  4            CMLQ INVESTORS COMPANY                      100        N/A

1309  4            ELQ HOLDINGS (DEL) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             100        N/A

1311  5              MEP GS INVESTOR L.P.                      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1312  4            MLQ INVESTORS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1314  6                AR HOLDINGS GK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1315  7                  GK GOLDMAN SACHS SSG I                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1316  7                  GK KAGURAZAKA HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1317  8                    GK ARISUGAWA FINANCE                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1318  8                    GK SAKURAZAKA CAPITAL               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1320  7                  GS PSI HOLDINGS GK                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1321  8                    GOLDMAN SACHS PSI JAPAN GK          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1322  7                  JUPITER INVESTMENT CO., LTD.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1323  7                  SH ERF HOLDINGS                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1324  6                GK YAMAMOTO KAIUN HOLDINGS              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1325  7                  YAMAMOTO KAIUN CO., LTD.              100        N/A

1326  5              BLUE SKY FUND CAYMAN LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1327  5              CITRINE CAYMAN CO., LTD.                  100        N/A

1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       N/A        N/A        The direct holder has Other
                                                                                     Management Control
1329  5              ENDEAVOR CAYMAN LTD.                      N/A        N/A        The direct holder has Other
                                                                                     Management Control
1330  5              FOREST GREEN LTD.                         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1331  5              GK CRYSTAL INVESTMENT                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1332  5              GK KAGURAZAKA HOLDINGS                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1333  5              GK YAMAMOTO KAIUN HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           100        N/A


1335  6                BLUE DAISY CO., LTD.                    100        N/A

1336  6                DANDELION INVESTMENTS CO., LTD.         100        N/A

1337  6                GAC PERSONAL CO., LTD.                  100        N/A


1338  7                  HYOGO WIDE SERVICE CO., LTD.          100        N/A

1339  7                  MIDORI DATA CO., LTD.                 100        N/A

1340  7                  WAKABA HOKEN DAIKO CO., LTD.          100        N/A


1341  6                GK ARISUGAWA FINANCE                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1342  6                GK CRYSTAL INVESTMENT                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1343  6                GLOBE INVESTMENT CO., LTD.              100        N/A

1344  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (JAPAN), LTD.

1345  7                  ROPPONGI DOMAIN LLC                   100        N/A



1346  6                JUPITER INVESTMENT CO., LTD.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1347  6                MERCHANT CAPITAL CO., LTD.              100        N/A


1348  6                MERCHANT SUPPORT CO., LTD.              100        N/A


1349  6                PALMWOOD CO., LTD.                      100        N/A

1350  6                REAL ESTATE CREATION FUND CO., LTD.     100        N/A

1351  6                REC INVESTMENTS CO., LTD.               100        N/A

1352  6                S.H. MINATO HOLDINGS                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1353  7                  GREEN MOUNTAIN ONE CO., LTD           100        N/A

1354  6                SAKURAZAKA KAIHATSU CO., LTD.           100        N/A

1355  6                SH WHITE FLOWER                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1356  7                  GK FRANGIPANI                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1357  6                WHITE OCEAN CO., LTD.                   100        N/A

1358  5              GS GFKL INVESTOR LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1359  5              GS PIA HOLDINGS GK                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1360  6                CRANE HOLDINGS LTD.                     100        N/A

1361  7                  SG INVESTMENTS KK                     61         N/A

1362  6                GS TK HOLDINGS I GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1363  7                  EACCESS LTD.                          30         N/A


1364  6                GS TK HOLDINGS III GK                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1365  7                  EACCESS LTD.                          30         N/A


1366  6                GS TK HOLDINGS V GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1367  7                  EACCESS LTD.                          30         N/A


1368  6                OCEANS HOLDINGS CO., LTD.               100        N/A

1369  5              HEAVENLY LTD.                             N/A        N/A        The direct holder has Other
                                                                                     Management Control
1370  6                UNIVERSAL REALTY CO., LTD.              100        N/A

1371  5              Impact Holding Cayman Co., Ltd.           100        N/A


1372  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1373  5              K.K. MINATO SAIKEN KAISHU                 100        N/A



1374  5              KAIHIN CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1377  5              KINMIRAI CAYMAN CO., LTD                  N/A        N/A        The direct holder has Other
                                                                                     Management Control
1378  5              KITANOMARU CAYMAN CO., LTD.               N/A        N/A        The direct holder has Other
                                                                                     Management Control
1379  5              KUROBE CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1380  5              LINDEN WOOD IIS LTD.                      100        N/A

1381  6                CMA CO., LTD.                           100        N/A

1382  5              LINDEN WOOD, LTD.                         100        N/A

1383  5              LUIGI CAYMAN CO., LTD.                    N/A        N/A        The direct holder has Other
                                                                                     Management Control
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           100        N/A

1385  6                MDL SEVEN (CAYMAN) LLC                  100        N/A

1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             100        N/A

1387  6                MDL SIX (CAYMAN) LLC                    100        N/A

1388  5              MUSASHI CAYMAN CO., LTD.                  100        N/A

1389  5              MUSASHINO CAYMAN CO., LTD.                N/A        N/A        The direct holder has Other
                                                                                     Management Control
1390  5              PIA HOLDINGS CAYMAN                       100        N/A

1391  6                GS PIA HOLDINGS GK                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1392  5              RUBY REALTY CAYMAN LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1393  5              SAYAMA CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1394  5              SHINING PARTNERS LTD.                     100        N/A

1395  5              SHIOHAMA CAYMAN CO., LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1396  5              SOLAR WIND II LTD.                        100        N/A

1397  5              SOLAR WIND LTD.                           100        N/A

1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        100        N/A
                       COMPANY
1399  6                ISEZAKI KAIHATSU CO., LTD.              100        N/A

1400  6                SPORTS SHINKO FINANCE CO., LTD.         100        N/A


1401  5              SP CAYMAN 2 LTD.                          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           N/A        N/A        The direct holder has Other
                                                                                     Management Control
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        N/A        N/A        The direct holder has Other
                                                                                     Management Control

1404  5              UMEDA KAIHATSU CAYMAN                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1405  4            MTGLQ INVESTORS, L.P.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1406  5              AMARANTH HOLDING, LLC                     522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1407  6                AMARANTH LAND, LLC                      522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1410  6                CDMC, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1412  5              CDMC, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1414  6                CDV-1 HOLDING COMPANY, L.P.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1415  7                  CDV-1, LTD.                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1416  8                    CRE-1 a.s.                          525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1417  5              CDV-1 HOLDING COMPANY, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1419  5              CMLQ INVESTORS COMPANY                    525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1420  5              DADELAND RETAIL LLC                       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1421  5              DECO PROPERTY, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1422  5              ELQ INVESTORS, LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1423  6                CDV-2, LTD.                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1424  7                  QAF ASSETS s.r.o.                     525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1425  6                CONRAD P4 LTD.                          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1426  6                G.S.Q SPV (1) LIMITED                   525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1427  6                GOLDMAN SACHS CREDIT PARTNERS           523999 -              London                  UNITED KINGDOM
                         (EUROPE) LTD                          Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1429  7                  BLOSSOM HOLDING III BV                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        London                  UNITED KINGDOM
                           GROUP (2009) LTD                    Financial Vehicles                            (OTHER)
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        Amsterdam               NETHERLANDS
                           GROUP B.V.                          Financial Vehicles
1432  7                  MATTERHORN ACQUISITIONS LTD.          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1433  7                  PMF-2, LTD                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1434  7                  YELLOW ACQUISITIONS LTD               525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    525990 - Other        London                  UNITED KINGDOM
                         LTD                                   Financial Vehicles                            (OTHER)
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     525990 - Other        London                  UNITED KINGDOM
                           L.P.                                Financial Vehicles                            (OTHER)
1437  8                    GS EUROPEAN INVESTMENT GROUP II     525990 - Other        London                  UNITED KINGDOM
                             LTD                               Financial Vehicles                            (OTHER)
1438  8                    POSEIDON ACQUISITIONS LTD           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1439  7                  KRETA ACQUISITIONS LTD                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1440  7                  KYPRIS ACQUISITIONS LTD.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1441  7                  SANA ACQUISITIONS LTD                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1443  6                KILLINGHOLME POWER                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1444  6                MB ACQUISITIONS B.V.                    525990 - Other        Baarn                   NETHERLANDS
                                                               Financial Vehicles
1445  7                  MB CAPITAL GMBH                       525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1446  6                MONT BLANC ACQUISITIONS LTD             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1447  7                  KILLINGHOLME POWER                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1448  6                NEG (TPL) LIMITED                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1449  6                PMF-1, LTD                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1450  6                QMH LIMITED                             525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        525990 - Other        Limassol                CYPRUS
                         LIMITED                               Financial Vehicles
1452  7                  CROMAN INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1453  7                  RINANI INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1454  7                  SCC ASSETS MANAGEMENT                 525990 - Other        Moscow                  RUSSIA
                                                               Financial Vehicles
1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1456  6                TELE SPV LIMITED                        525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1457  6                THO B.V.                                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1458  6                WESTERN POWER INVESTMENTS LIMITED       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1459  6                YORAM LIMITED                           525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1460  6                YPSILON PORTFOLIO LTD                   525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   525990 - Other        Hof                     GERMANY
                                                               Financial Vehicles
1462  5              EMBARGO, LLC                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1463  5              FAIRWAY RESOURCES GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1464  6                FAIRWAY RESOURCES PARTNERS, LP          525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1466  5              FAIRWAY RESOURCES PARTNERS, LP            525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1467  5              GCN HOLDING LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1468  6                GCN HOLDING (CANADA) ULC                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
1470  6                DAC HOLDINGS I, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1471  7                  DAC HOLDINGS VII, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1474  9                      POWER BIRD LIMITED PARTNERSHIP    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1475  7                  DAC HOLDINGS VIII, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1476  8                    POWER BIRD LIMITED PARTNERSHIP      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1477  6                NCS I LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1478  7                  NCS Holding Company, Inc.             525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1479  8                    ACFI Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1480  8                    ACLC Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1481  8                    Amresco Commercial Finance, LLC     525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1482  8                    Amresco SBA Holdings, Inc.          525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1483  9                      40 Maplecrest Road, LLC           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1484  9                      Independence Funding Holding      525990 - Other        Dallas         TX       UNITED STATES
                               Company, LLC                    Financial Vehicles
1485  8                    CLC Funding Corp.                   525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1486  8                    NCS Securities Holding Corp.        525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1487  6                PNW, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1488  6                REP PEB REALTY, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1493  5              GS GUERNSEY INVESTMENTS LIMITED           525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1494  5              GS MACRO INVESTMENTS LLC                  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1495  6                GS MACRO INVESTMENTS II, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1496  6                GS MACRO INVESTMENTS III, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1497  6                GS MACRO INVESTMENTS IV, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1498  6                GS MACRO INVESTMENTS V, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1499  5              GSEMI HOLDINGS CORPORATION                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1500  6                GS Euro Investments                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1501  6                GS Euro Management                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1502  5              HILTON GLOBAL HOLDINGS LLC                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1503  5              LIQUIDITY ASSETS LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1504  5              MLQ-BEL HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1505  5              MLQ-ELD HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1506  5              MLQ-MLL, LLC                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1507  5              MTGRP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1508  5              POWER RECEIVABLE FINANCE, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1509  5              PRESIDIO, LLC                             525990 - Other        Los Angeles    CA       UNITED STATES
                                                               Financial Vehicles
1510  5              REMARK CAPITAL GROUP, LLC                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1511  5              REP MCR REALTY, L.L.C.                    531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1512  5              SCLQ, S. DE R.L. DE C.V.                  525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
1514  5              SPARTA INSURANCE HOLDINGS, INC.           551112 - Offices of   Hartford       CT       UNITED STATES
                                                               Other Holding
                                                               Companies
1515  6                SPARTA Insurance Company                524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1516  7                  SPARTA AMERICAN INSURANCE COMPANY     524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1518  5              SPF ONE IL, LLC                           525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1519  3          MLQ2 (DELAWARE) LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1520  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
1521  3          ROTHESAY LIFE, L.L.C.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1523  5              ROTHESAY LIFE LIMITED                     524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
1524  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1525  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   551114 - Corporate,   Col Lomas de            MEXICO
                 C.V.                                          Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO

1404  5              UMEDA KAIHATSU CAYMAN                     N/A        N/A        The direct holder has Other
                                                                                     Management Control
1405  4            MTGLQ INVESTORS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1406  5              AMARANTH HOLDING, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1407  6                AMARANTH LAND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1410  6                CDMC, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1412  5              CDMC, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1414  6                CDV-1 HOLDING COMPANY, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1415  7                  CDV-1, LTD.                           100        100

1416  8                    CRE-1 a.s.                          100        N/A

1417  5              CDV-1 HOLDING COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1419  5              CMLQ INVESTORS COMPANY                    100        N/A

1420  5              DADELAND RETAIL LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1421  5              DECO PROPERTY, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1422  5              ELQ INVESTORS, LTD                        100        100

1423  6                CDV-2, LTD.                             100        N/A

1424  7                  QAF ASSETS s.r.o.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1425  6                CONRAD P4 LTD.                          100        N/A

1426  6                G.S.Q SPV (1) LIMITED                   100        N/A

1427  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (EUROPE) LTD


1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     100        N/A

1429  7                  BLOSSOM HOLDING III BV                100        N/A

1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP (2009) LTD
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP B.V.
1432  7                  MATTERHORN ACQUISITIONS LTD.          100        N/A

1433  7                  PMF-2, LTD                            100        N/A

1434  7                  YELLOW ACQUISITIONS LTD               100        N/A

1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    100        N/A
                         LTD
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1437  8                    GS EUROPEAN INVESTMENT GROUP II     100        N/A
                             LTD
1438  8                    POSEIDON ACQUISITIONS LTD           100        N/A

1439  7                  KRETA ACQUISITIONS LTD                100        N/A

1440  7                  KYPRIS ACQUISITIONS LTD.              100        N/A

1441  7                  SANA ACQUISITIONS LTD                 100        N/A

1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1443  6                KILLINGHOLME POWER                      99         100

1444  6                MB ACQUISITIONS B.V.                    100        N/A

1445  7                  MB CAPITAL GMBH                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1446  6                MONT BLANC ACQUISITIONS LTD             100        N/A

1447  7                  KILLINGHOLME POWER                    99         N/A

1448  6                NEG (TPL) LIMITED                       100        N/A

1449  6                PMF-1, LTD                              100        N/A

1450  6                QMH LIMITED                             90         N/A

1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        45         N/A
                         LIMITED
1452  7                  CROMAN INVESTMENTS LIMITED            100        N/A

1453  7                  RINANI INVESTMENTS LIMITED            100        N/A

1454  7                  SCC ASSETS MANAGEMENT                 100        N/A

1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     100        N/A

1456  6                TELE SPV LIMITED                        100        N/A

1457  6                THO B.V.                                100        N/A

1458  6                WESTERN POWER INVESTMENTS LIMITED       100        N/A

1459  6                YORAM LIMITED                           100        N/A

1460  6                YPSILON PORTFOLIO LTD                   100        100

1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1462  5              EMBARGO, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1463  5              FAIRWAY RESOURCES GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1464  6                FAIRWAY RESOURCES PARTNERS, LP          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1466  5              FAIRWAY RESOURCES PARTNERS, LP            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1467  5              GCN HOLDING LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1468  6                GCN HOLDING (CANADA) ULC                100        N/A

1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1470  6                DAC HOLDINGS I, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1471  7                  DAC HOLDINGS VII, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1474  9                      POWER BIRD LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     General Partner.
1475  7                  DAC HOLDINGS VIII, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1476  8                    POWER BIRD LIMITED PARTNERSHIP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1477  6                NCS I LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1478  7                  NCS Holding Company, Inc.             100        N/A

1479  8                    ACFI Funding Corp.                  100        N/A

1480  8                    ACLC Funding Corp.                  100        N/A

1481  8                    Amresco Commercial Finance, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1482  8                    Amresco SBA Holdings, Inc.          100        N/A

1483  9                      40 Maplecrest Road, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1484  9                      Independence Funding Holding      N/A        N/A        The direct holder is a
                               Company, LLC                                          Managing Member.
1485  8                    CLC Funding Corp.                   100        N/A

1486  8                    NCS Securities Holding Corp.        100        N/A

1487  6                PNW, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1488  6                REP PEB REALTY, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       100        N/A

1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1493  5              GS GUERNSEY INVESTMENTS LIMITED           99         N/A

1494  5              GS MACRO INVESTMENTS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1495  6                GS MACRO INVESTMENTS II, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1496  6                GS MACRO INVESTMENTS III, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1497  6                GS MACRO INVESTMENTS IV, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1498  6                GS MACRO INVESTMENTS V, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1499  5              GSEMI HOLDINGS CORPORATION                100        N/A


1500  6                GS Euro Investments                     100        N/A

1501  6                GS Euro Management                      100        N/A

1502  5              HILTON GLOBAL HOLDINGS LLC                26         N/A


1503  5              LIQUIDITY ASSETS LIMITED                  100        N/A

1504  5              MLQ-BEL HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1505  5              MLQ-ELD HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1506  5              MLQ-MLL, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1507  5              MTGRP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1508  5              POWER RECEIVABLE FINANCE, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1509  5              PRESIDIO, LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1510  5              REMARK CAPITAL GROUP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1511  5              REP MCR REALTY, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1512  5              SCLQ, S. DE R.L. DE C.V.                  100        N/A

1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

1514  5              SPARTA INSURANCE HOLDINGS, INC.           25         N/A


1515  6                SPARTA Insurance Company                100        N/A


1516  7                  SPARTA AMERICAN INSURANCE COMPANY     100        N/A


1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    100        N/A


1518  5              SPF ONE IL, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1519  3          MLQ2 (DELAWARE) LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1520  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


1521  3          ROTHESAY LIFE, L.L.C.                         100        N/A


1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              100        N/A


1523  5              ROTHESAY LIFE LIMITED                     100        N/A


1524  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder is a
                                                                                     Trustee.
1525  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder is a
                                                                                     Trustee.
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         100        N/A



1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   N/A        N/A        The direct holder is a
                 C.V.                                                                Limited Partner.


1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      525910 - Open-End     Rio de Janeiro          BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO          Investment Funds
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO MULTIMERCADO                   Investment Funds
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   551112 - Offices of   New York       NY       UNITED STATES
                 CORPORATION                                   Other Holding
                                                               Companies
1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         525990 - Other        New York       NY       UNITED STATES
                   FUNDING COMPANY                             Financial Vehicles
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   525990 - Other        New York       NY       UNITED STATES
                 COMPANY                                       Financial Vehicles
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                   DE INVESTIMENTO EM ACOES                    Investment Funds
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO EM ACOES                       Investment Funds
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        New York       NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                Financial Vehicles
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                    Financial Vehicles
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        George Town             CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.         Financial Vehicles
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   525990 - Other        Wilmington     DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.            Financial Vehicles
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1551  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1552  2        GOLDMAN SACHS ISRAEL LLC                        523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            523920 - Portfolio    Dublin                  IRELAND
                                                               Management
1554  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1555  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1556  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1558  3          Kinder Morgan Holdco LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                 TRUST NO.1                                    Investment Funds
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1566  5              GSEP 2006 REALTY CORP.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          525910 - Open-End     George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Investment Funds
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   SPV, LTD.                                   Financial Vehicles
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L    Financial Vehicles
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE (L HOLDINGS), LTD.                 Financial Vehicles
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),    Financial Vehicles
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               525910 - Open-End     George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE, LTD.            Investment Funds
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1582  3          GOLDMAN SACHS EMERGING MARKETS                525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.       Financial Vehicles
1583  3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, LTD.           Investment Funds
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1595  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1598  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              525990 - Other        George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Financial Vehicles
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          525910 - Open-End     George Town             CAYMAN ISLANDS
                   MARKETS FUND, LTD.                          Investment Funds
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1612  5              GSIP ERISA FUND (IRELAND)                 525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                         LIMITED                               Investment Funds
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.        Investment Funds
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         525910 - Open-End     George Town             CAYMAN ISLANDS
                   (2007) LTD.                                 Investment Funds
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   COIS, LTD.                                  Investment Funds
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   525910 - Open-End     George Town             CAYMAN ISLANDS
                   (BROADSCOPE), LTD.                          Investment Funds
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS A, LTD.        Investment Funds
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS B, LTD.        Investment Funds
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   VIII, LTD.                                  Investment Funds
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1648  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE FUND, LTD.                         Investment Funds
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   ALPHA FUND OFFSHORE, LTD.                   Investment Funds
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND INSTITUTIONAL, LTD.             Investment Funds
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND OFFSHORE, LTD.                  Investment Funds
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1659  3          GOLDMAN SACHS SELECT FUND, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      100        N/A
                   FUNDO DE INVESTIMENTO MULTIMERCADO
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           100        N/A
                   INVESTIMENTO MULTIMERCADO
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   100        N/A
                 CORPORATION

1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         N/A        N/A        The direct holder is a
                   FUNDING COMPANY                                                   General Partner.
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   N/A        N/A        The direct holder is a
                 COMPANY                                                             Limited Partner.
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   100        N/A
                   DE INVESTIMENTO EM ACOES
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     100        N/A
                   INVESTIMENTO EM ACOES
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       38         N/A

1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       N/A        N/A        The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                      Managing Member.
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                          General Partner.
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        General Partner.
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  100        N/A

1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1551  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1552  2        GOLDMAN SACHS ISRAEL LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            100        N/A

1554  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1555  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1556  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1558  3          Kinder Morgan Holdco LLC                      25         N/A

1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    90         N/A
                 TRUST NO.1
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           100        N/A



1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      100        N/A

1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  100        N/A

1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1566  5              GSEP 2006 REALTY CORP.                    100        N/A

1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            100        N/A
                   OFFSHORE, LTD.
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          100        N/A
                   STRATEGIES, LTD.
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       100        N/A
                   SPV, LTD.
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           100        N/A

1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      100        N/A
                   LTD.
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    100        N/A
                   OFFSHORE, LTD.
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             100        N/A
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE (L HOLDINGS), LTD.
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE, LTD
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      100        N/A
                   EMPLOYEE FUND, LTD.
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE, LTD.
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        100        N/A
                   OFFSHORE, LTD
1582  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.
1583  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE, LTD.
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   100        N/A
                   FUND OFFSHORE, LTD.
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       100        N/A
                   FUND OFFSHORE, LTD.
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   100        N/A
                   FUND, LTD.
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        100        N/A
                   INSTITUTIONAL, LTD.
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   100        N/A
                   INSTITUTIONAL, LTD.
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       100        N/A
                   OFFSHORE, LTD.
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           100        N/A
                   INSTITUTIONAL, LTD.
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    100        N/A
                   FUND, LTD.
1595  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         100        N/A
                   INSTITUTIONAL, LTD.
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   100        N/A

1598  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          100        N/A
                   OFFSHORE, LTD.
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              100        N/A
                   STRATEGIES, LTD.
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   FUND, LTD.
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   INSTITUTIONAL, LTD.
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  100        N/A

1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             100        N/A
                   INSTITUTIONAL, LTD.
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  100        N/A

1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    100        N/A

1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          100        N/A
                   MARKETS FUND, LTD.
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       100        N/A
                   FUND, LTD.
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1612  5              GSIP ERISA FUND (IRELAND)                 100        N/A

1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     100        N/A
                         LIMITED
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       100        N/A
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    100        N/A
                   EMPLOYEE FUND, LTD.
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 Limited Partner.
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         100        N/A
                   (2007) LTD.
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   100        N/A

1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    100        N/A
                   FUND, LTD.
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   COIS, LTD.
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    100        N/A
                   LTD.
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   100        N/A
                   (BROADSCOPE), LTD.
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS A, LTD.
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS B, LTD.
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    100        N/A
                   LTD.
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    100        N/A
                   LTD.
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    100        N/A
                   FUND, LTD.
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     100        N/A
                   LTD.
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    100        N/A
                   LTD.
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   100        N/A
                   LTD.
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   VIII, LTD.
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     100        N/A
                   LTD.
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  100        N/A

1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          100        N/A

1648  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         100        N/A
                   OFFSHORE FUND, LTD.
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            100        N/A

1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   ALPHA FUND OFFSHORE, LTD.
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   100        N/A
                   INSTITUTIONAL, LTD.
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND INSTITUTIONAL, LTD.
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND OFFSHORE, LTD.
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            100        N/A

1659  3          GOLDMAN SACHS SELECT FUND, LTD.               100        N/A

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       525910 - Open-End     George Town             CAYMAN ISLANDS
                   PARTNERS, LTD.                              Investment Funds
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND 2006, LTD                     Investment Funds
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND 2007, LTD.                             Investment Funds
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     525910 - Open-End     George Town             CAYMAN ISLANDS
                   2007 SEGREGATED PORTFOLIO                   Investment Funds
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS), LTD.                             Financial Vehicles
1679  3          Goldman Sachs Sherwood Fund, Ltd.             525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      525910 - Open-End     George Town             CAYMAN ISLANDS
                 LTD.                                          Investment Funds
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 541990 - All Other    Jersey City    NJ       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1690  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1691  6                YANKEES ENTERTAINMENT AND SPORTS        525990 - Other        New York       NY       UNITED STATES
                         NETWORK, LLC                          Financial Vehicles
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND I, LLC                                   Financial Vehicles
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1702  5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND II, LLC                                  Financial Vehicles
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   II OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1711  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND III, LLC                                 Financial Vehicles
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1719  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.     Financial Vehicles
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND V, LLC                                   Financial Vehicles
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525910 - Open-End     New York       NY       UNITED STATES
                 FUND VII, LLC                                 Investment Funds
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1732  3          Goldman Sachs Private Equity Partners Asia    525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP Fund Offshore, Ltd.                  Financial Vehicles
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1735  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP FUND OFFSHORE, LTD.                  Financial Vehicles
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      525990 - Other        London                  UNITED KINGDOM
                 GMBH                                          Financial Vehicles                            (OTHER)
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            525990 - Other        New York       NY       UNITED STATES
                   INSTITUTIONAL, L.P.                         Financial Vehicles
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          525990 - Other        Wilmington     DE       UNITED STATES
                     INTEREST HOLDINGS, L.L.C.                 Financial Vehicles
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 (CAYMAN) LIMITED PARTNERSHIP                  Financial Vehicles
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1751  5              GSREMP DB ATP POOL 1-B, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1752  4            GSREMP DB ATP POOL 1-B, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE FUND, L.P.                       Financial Vehicles
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1762  4            GSREMP FINANCE OFFSHORE, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1764  6                GSREMP BWY POOL 1, LP                   525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1765  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (TREATY) LIMITED PARTNERSHIP                  Financial Vehicles
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1770  5              GS Real Estate Mezzanine Partners         525990 - Other        Wilmington     DE       UNITED STATES
                       Treaty Origination, L.P.                Financial Vehicles
1771  4            GS Real Estate Mezzanine Partners Treaty    525990 - Other        Wilmington     DE       UNITED STATES
                     Origination, L.P.                         Financial Vehicles
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1773  5              GSREMP DB ATP POOL 1-C, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1774  4            GSREMP DB ATP POOL 1-C, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1778  4            GSREMP ASSET HOLDING TREATY, L.P.           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      551112 - Offices of   New York       NY       UNITED STATES
                       L.P.                                    Other Holding
                                                               Companies
1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    551112 - Offices of   Wilmington     DE       UNITED STATES
                         L.L.C.                                Other Holding
                                                               Companies
1783  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
1785  5              GSREMP Asset Holding Funding Treaty GP,   551112 - Offices of   Wilmington     DE       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     100        N/A
                   OFFSHORE, LTD.
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         100        N/A
                   EMPLOYEE FUND, LTD.
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   100        N/A

1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      100        N/A
                   LTD.
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       100        N/A
                   PARTNERS, LTD.
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          100        N/A

1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     100        N/A
                   FUND OFFSHORE, LTD.
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   100        N/A
                   FUND, LTD.
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         100        N/A
                   EMPLOYEE FUND 2006, LTD
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     N/A        N/A        The direct holder is a
                   FUND, LTD.                                                        Managing Member.
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      100        N/A

1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      100        N/A
                   FUND 2007, LTD.
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     100        N/A
                   2007 SEGREGATED PORTFOLIO
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  100        N/A

1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      100        N/A
                   HOLDINGS), LTD.
1679  3          Goldman Sachs Sherwood Fund, Ltd.             100        N/A

1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      100        N/A

1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               100        N/A

1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      100        N/A
                 LTD.
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               Limited Partner.
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
1690  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1691  6                YANKEES ENTERTAINMENT AND SPORTS        100        N/A
                         NETWORK, LLC
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Managing Member.
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Non-Managing Member.
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND I, LLC                                                         Managing Member.
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1702  5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND II, LLC                                                        Managing Member.
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS, L.P.                                        Limited Partner.
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Limited Partner.
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1711  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                      Limited Partner.
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND III, LLC                                                       Managing Member.
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Limited Partner.
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1719  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Managing Member.
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Limited Partner.
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Limited Partner.
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND V, LLC                                                         Managing Member.
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND VII, LLC                                                       Non-Managing Member.
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1732  3          Goldman Sachs Private Equity Partners Asia    100        N/A
                   PMD QP Fund Offshore, Ltd.
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1735  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   PMD QP FUND OFFSHORE, LTD.
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               100        N/A


1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           100        N/A
                 OFFSHORE, LTD.
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           1          N/A

1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      N/A        N/A        The direct holder is a
                 GMBH                                                                Non-Managing Member.
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            N/A        N/A        The direct holder is a
                   INSTITUTIONAL, L.P.                                               General Partner.
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          N/A        N/A        The direct holder is a
                     INTEREST HOLDINGS, L.L.C.                                       Non-Managing Member.
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (CAYMAN) LIMITED PARTNERSHIP                                        Limited Partner.
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1751  5              GSREMP DB ATP POOL 1-B, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1752  4            GSREMP DB ATP POOL 1-B, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE FUND, L.P.                                             General Partner.
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1762  4            GSREMP FINANCE OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1764  6                GSREMP BWY POOL 1, LP                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1765  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (TREATY) LIMITED PARTNERSHIP                                        Limited Partner.
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1770  5              GS Real Estate Mezzanine Partners         N/A        N/A        The direct holder is a
                       Treaty Origination, L.P.                                      General Partner.
1771  4            GS Real Estate Mezzanine Partners Treaty    N/A        N/A        The direct holder is a
                     Origination, L.P.                                               Limited Partner.
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1773  5              GSREMP DB ATP POOL 1-C, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1774  4            GSREMP DB ATP POOL 1-C, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1778  4            GSREMP ASSET HOLDING TREATY, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.

1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.

1783  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1785  5              GSREMP Asset Holding Funding Treaty GP,   N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1791  3          GSREMP FINANCE TREATY GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1792  4            GSREMP FINANCE TREATY, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1794  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1795  3          GSREMP FINANCE TREATY, L.P.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (U.S.) LIMITED PARTNERSHIP                    Financial Vehicles
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         525990 - Other        Wilmington     DE       UNITED STATES
                       ONSHORE ORIGINATION, L.P.               Financial Vehicles
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION, L.P.                         Financial Vehicles
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1802  5              GSREMP DB ATP POOL 1-A, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1803  4            GSREMP DB ATP POOL 1-A, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      551112 - Offices of   Wilmington     DE       UNITED STATES
                       GP, LLC                                 Other Holding
                                                               Companies
1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1812  7                  GSREMP ORIGINATION JOINT HOLDING      551112 - Offices of   Wilmington     DE       UNITED STATES
                           GP, L.L.C.                          Other Holding
                                                               Companies
1813  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1817  3          GSREMP FINANCE ONSHORE GP, LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1818  4            GSREMP FINANCE ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1820  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1821  3          GSREMP FINANCE ONSHORE, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD FUNDS G.P., L.L.C.                        Financial Vehicles
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        New York       NY       UNITED STATES
                     PARTNERS (U.S.) LIMITED PARTNERSHIP       Financial Vehicles
1825  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Employee Holdings, LP              Financial Vehicles
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        George Town             CAYMAN ISLANDS
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP     Financial Vehicles
1827  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        New York       NY       UNITED STATES
                   Partners Override Fund 2008, L.P.           Financial Vehicles
1828  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Override Offshore Fund 2008, LTD.  Financial Vehicles
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 PMD QP FUND OFFSHORE, LTD.                    Financial Vehicles
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD QP FUND, L.P.                             Financial Vehicles
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              525990 - Other        New York       NY       UNITED STATES
                 INSTITUTIONAL, L.P.                           Financial Vehicles
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO                                Investment Funds
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1848  3          ARROW CAPITAL RISK SERVICES LIMITED           524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1849  2        GOLDMAN SACHS RISK BROKERS, INC.                524210 - Insurance    New York       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       525990 - Other        Wilmington     DE       UNITED STATES
                 INC. II                                       Financial Vehicles
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        525910 - Open-End     Wilmington     DE       UNITED STATES
                 EQUITY FUND                                   Investment Funds
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       525910 - Open-End     George Town             CAYMAN ISLANDS
                 TRANSPORT FUND, LTD.                          Investment Funds
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         525910 - Open-End     Dublin                  IRELAND
                 MONTHS FUND                                   Investment Funds
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
1868  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1870  3          VOLBROKER.COM LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1871  4            TFS-ICAP Limited                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1872  4            TFS-ICAP, LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1875  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1878  2        GOLDMAN, SACHS & CO.                            523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1879  3          APX, INC.                                     551112 - Offices of   Santa Clara    CA       UNITED STATES
                                                               Other Holding
                                                               Companies
1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             522110 - Commercial   Atlanta        GA       UNITED STATES
                                                               Banking
1881  3          AUGUSTA ADVISORS, L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles


1882  3          AVENUE FINANCIAL HOLDINGS, INC.               522110 - Commercial   Nashville      TN       UNITED STATES
                                                               Banking
1883  3          BAMM HOLLOW, LLC                              531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
1884  3          BLUEPAY PROCESSING, LLC                       525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1885  3          BluePay, Inc.                                 525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1886  3          CHILTERN TRUST                                523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
1887  3          DERIVIX CORP.                                 541990 - All Other    New York       NY       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1888  3          FLURET TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities

1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1893  3          GOLDMAN SACHS PARENTIS LIMITED                551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1894  4            GOLDMAN SACHS SERVICES LIMITED              54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
1895  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND GP, L.L.C.                    Financial Vehicles


1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1904  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1905  8                    Nybrojarl New1 AB                   525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1906  9                      AHLSELL AB (PUBL)                 525990 - Other        Mumbai                  INDIA (OTHER)
                                                               Financial Vehicles
1907  10                       Nybrojarl New3 AB               525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1908  11                         NYBROJARL HOLDING AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1909  12                           NYBROJARL INVEST AB         525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1910  13                             Ahlsell Group AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1911  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1912  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1913  8                    PRYSMIAN (LUX) S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1914  7                  EDAM HOLDING S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1915  8                    EDAM ACQUISITION HOLDING I          525990 - Other        Hilversum               NETHERLANDS
                             COOPERATIEF U.A.                  Financial Vehicles

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1791  3          GSREMP FINANCE TREATY GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1792  4            GSREMP FINANCE TREATY, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1794  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1795  3          GSREMP FINANCE TREATY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (U.S.) LIMITED PARTNERSHIP                                          Limited Partner.
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         N/A        N/A        The direct holder is a
                       ONSHORE ORIGINATION, L.P.                                     General Partner.
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION, L.P.                                               Limited Partner.
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1802  5              GSREMP DB ATP POOL 1-A, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1803  4            GSREMP DB ATP POOL 1-A, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      N/A        N/A        The direct holder is a
                       GP, LLC                                                       Managing Member.

1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1812  7                  GSREMP ORIGINATION JOINT HOLDING      N/A        N/A        The direct holder is a
                           GP, L.L.C.                                                Managing Member.

1813  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1817  3          GSREMP FINANCE ONSHORE GP, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1818  4            GSREMP FINANCE ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1820  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1821  3          GSREMP FINANCE ONSHORE, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD FUNDS G.P., L.L.C.                                              Non-Managing Member.
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (U.S.) LIMITED PARTNERSHIP                             Limited Partner.
1825  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Employee Holdings, LP                                    General Partner.
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP                           Limited Partner.
1827  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Override Fund 2008, L.P.                                 General Partner.
1828  3          Goldman Sachs Real Estate Mezzanine           100        N/A
                   Partners Override Offshore Fund 2008, LTD.
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    100        N/A
                 PMD QP FUND OFFSHORE, LTD.
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD QP FUND, L.P.                                                   Limited Partner.
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              N/A        N/A        The direct holder is a
                 INSTITUTIONAL, L.P.                                                 Limited Partner.
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      100        N/A
                   INVESTIMENTO
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          61         N/A
                 PORTFOLIO
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          60         N/A
                 PORTFOLIO
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          50         N/A
                 PORTFOLIO
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          33         N/A
                 PORTFOLIO
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          51         N/A
                 PORTFOLIO
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          74         N/A
                 PORTFOLIO
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


1848  3          ARROW CAPITAL RISK SERVICES LIMITED           100        N/A


1849  2        GOLDMAN SACHS RISK BROKERS, INC.                100        N/A


1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  100        N/A

1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       100        N/A
                 INC. II
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   100        N/A

1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        100        N/A
                 EQUITY FUND
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       100        N/A
                 TRANSPORT FUND, LTD.
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    100        N/A
                   LTD.
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         100        N/A
                 MONTHS FUND
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
1868  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1870  3          VOLBROKER.COM LIMITED                         21         N/A

1871  4            TFS-ICAP Limited                            100        N/A

1872  4            TFS-ICAP, LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1875  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      100        N/A

1878  2        GOLDMAN, SACHS & CO.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1879  3          APX, INC.                                     60         N/A


1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             9          N/A

1881  3          AUGUSTA ADVISORS, L.L.C.                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1882  3          AVENUE FINANCIAL HOLDINGS, INC.               9          N/A

1883  3          BAMM HOLLOW, LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1884  3          BLUEPAY PROCESSING, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1885  3          BluePay, Inc.                                 100        N/A

1886  3          CHILTERN TRUST                                N/A        N/A        The direct holder is a
                                                                                     Trustee.

1887  3          DERIVIX CORP.                                 42         N/A



1888  3          FLURET TRUST                                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1893  3          GOLDMAN SACHS PARENTIS LIMITED                100        N/A



1894  4            GOLDMAN SACHS SERVICES LIMITED              100        N/A



1895  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder has
                   EMPLOYEE FUND GP, L.L.C.                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         100        N/A
                     OFFSHORE, LTD.
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1904  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1905  8                    Nybrojarl New1 AB                   100        N/A

1906  9                      AHLSELL AB (PUBL)                 100        N/A

1907  10                       Nybrojarl New3 AB               100        N/A

1908  11                         NYBROJARL HOLDING AB          100        N/A

1909  12                           NYBROJARL INVEST AB         100        N/A

1910  13                             Ahlsell Group AB          100        N/A

1911  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1912  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1913  8                    PRYSMIAN (LUX) S.A R.L.             100        N/A

1914  7                  EDAM HOLDING S.A R.L.                 100        N/A

1915  8                    EDAM ACQUISITION HOLDING I          N/A        N/A        The direct holder is a
                             COOPERATIEF U.A.                                        Non-Managing Member.

1916  9                      EDAM ACQUISITION HOLDING II B.V.  525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1917  10                       EDAM ACQUISITION HOLDING III    525990 - Other        Hilversum               NETHERLANDS
                                 B.V.                          Financial Vehicles
1918  11                         EDAM ACQUISITION HOLDING IV   525990 - Other        Hilversum               NETHERLANDS
                                   B.V.                        Financial Vehicles
1919  12                           ENDEMOL B.V.                525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1920  10                       EDAM MFA I B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1921  10                       EDAM MFA II B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1922  10                       EDAM MFA III B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1923  10                       EDAM MFA IV B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1924  10                       EDAM MFA VI B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1925  10                       EDAM MFA VII B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1926  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1927  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1929  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1930  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1931  7                  GS DEJAKOO II, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1932  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1933  9                      HANA FINANCIAL GROUP INC.         523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1934  7                  GS PRYSMIAN CO-INVEST LP              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1935  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1940  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1941  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1942  9                      EDUCATION MANAGEMENT CORPORATION  525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1943  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1944  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1945  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1946  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1947  7                  OCNS CAYMAN, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1948  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1949  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1950  6                GSCP V ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1953  8                    GS PRYSMIAN CO-INVEST LP            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1954  6                SEVRES II S.A.R.L.                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1955  6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1956  6                SUPERLIFT HOLDING S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1957  7                  KION HOLDING 1 GMBH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1958  8                    KION HOLDING 2 GMBH                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1959  9                      KION Group GmbH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1960  7                  SUPERLIFT FUNDING  S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1968  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1969  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1970  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1971  7                  DEJAKOO CAYMAN I CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1972  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1973  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1974  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1976  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1977  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1978  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1984  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1985  7                  GSCP V GMBH KNIGHT HOLDINGS           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1987  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1988  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1989  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1990  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1991  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1993  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1994  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1995  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1996  7                  DEJAKOO CAYMAN CORP.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1997  8                    HANA FINANCIAL GROUP INC.           523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1998  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1999  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2001  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2002  7                  GS DEJAKOO I, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2003  8                    DEJAKOO CAYMAN CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2004  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2005  7                  GS DEJAKOO, L.L.C.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2006  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2007  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS CORP.                      Financial Vehicles
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2012  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2013  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2014  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2015  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2018  8                    ALCHEMY HOLDING S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2019  8                    ARAMARK HOLDINGS CORPORATION        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2020  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2021  8                    EDUCATION MANAGEMENT CORPORATION    525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
2022  8                    FS INVEST SARL                      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                             V-II FUND, L.P.                   Financial Vehicles
2024  8                    GRE OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2025  8                    GS DEJAKOO II, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2026  8                    GSCP V EDMC GP, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2027  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2029  9                      GSCP V OFFSHORE CEBRIDGE          525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2030  10                       CEQUEL COMMUNICATIONS           525990 - Other        Wilmington     DE       UNITED STATES
                                 HOLDINGS, LLC                 Financial Vehicles
2031  8                    GSCP V OFFSHORE CEBRIDGE            525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2033  9                      GSCP V OFFSHORE KNIGHT            525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2034  10                       Kinder Morgan Holdco LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2036  8                    HAR JPN CAYMAN HOLDINGS             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2037  8                    PVF HOLDINGS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2038  8                    UES OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, L.P.                        Financial Vehicles
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2042  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2043  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services

1916  9                      EDAM ACQUISITION HOLDING II B.V.  100        N/A

1917  10                       EDAM ACQUISITION HOLDING III    100        N/A
                                 B.V.
1918  11                         EDAM ACQUISITION HOLDING IV   100        N/A
                                   B.V.
1919  12                           ENDEMOL B.V.                100        N/A

1920  10                       EDAM MFA I B.V.                 100        N/A

1921  10                       EDAM MFA II B.V.                100        N/A

1922  10                       EDAM MFA III B.V.               100        N/A

1923  10                       EDAM MFA IV B.V.                100        N/A

1924  10                       EDAM MFA VI B.V.                100        N/A

1925  10                       EDAM MFA VII B.V.               100        N/A

1926  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1927  7                  FS INVEST SARL                        44         N/A

1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1929  7                  GRE OCNS HOLDINGS                     100        N/A

1930  8                    OCNS CAYMAN GP                      70         N/A

1931  7                  GS DEJAKOO II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1932  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1933  9                      HANA FINANCIAL GROUP INC.         10         N/A


1934  7                  GS PRYSMIAN CO-INVEST LP              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1935  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        100        N/A

1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1940  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1941  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1942  9                      EDUCATION MANAGEMENT CORPORATION  42         N/A

1943  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1944  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

1945  8                    OCNS CAYMAN GP                      70         N/A

1946  7                  Kinder Morgan Holdco LLC              25         N/A

1947  7                  OCNS CAYMAN, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1948  7                  PVF HOLDINGS LLC                      63         N/A

1949  7                  UES OCNS HOLDINGS                     99         N/A

1950  6                GSCP V ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      100        N/A

1953  8                    GS PRYSMIAN CO-INVEST LP            N/A        N/A        The direct holder is a
                                                                                     General Partner.
1954  6                SEVRES II S.A.R.L.                      73         73

1955  6                SUNGARD CAPITAL CORP.                   99         N/A


1956  6                SUPERLIFT HOLDING S.A R.L.              44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
1957  7                  KION HOLDING 1 GMBH                   100        N/A

1958  8                    KION HOLDING 2 GMBH                 100        N/A

1959  9                      KION Group GmbH                   100        N/A

1960  7                  SUPERLIFT FUNDING  S.A R.L.           100        N/A

1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    100        N/A
                     LTD.
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1968  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1969  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1970  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1971  7                  DEJAKOO CAYMAN I CORP.                100        N/A

1972  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1973  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1974  7                  FS INVEST SARL                        44         N/A

1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1976  7                  GRE OCNS HOLDINGS                     100        N/A

1977  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1978  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      100        N/A
                           CORP.
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  100        N/A

1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
1984  9                      Kinder Morgan Holdco LLC          25         N/A

1985  7                  GSCP V GMBH KNIGHT HOLDINGS           100        N/A

1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1987  7                  PVF HOLDINGS LLC                      63         N/A

1988  7                  SEVRES II S.A.R.L.                    73         73

1989  7                  SUNGARD CAPITAL CORP.                 99         N/A


1990  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
1991  7                  UES OCNS HOLDINGS                     99         N/A

1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1993  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1994  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1995  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1996  7                  DEJAKOO CAYMAN CORP.                  100        N/A

1997  8                    HANA FINANCIAL GROUP INC.           10         N/A


1998  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1999  7                  FS INVEST SARL                        44         N/A

2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2001  7                  GRE OCNS HOLDINGS                     100        N/A

2002  7                  GS DEJAKOO I, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2003  8                    DEJAKOO CAYMAN CORP.                100        N/A

2004  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2005  7                  GS DEJAKOO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2006  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2007  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         100        N/A
                           HOLDINGS CORP.
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          Limited Partner.
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            General Partner.
2012  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

2013  7                  Kinder Morgan Holdco LLC              25         N/A

2014  7                  PVF HOLDINGS LLC                      63         N/A

2015  7                  SUNGARD CAPITAL CORP.                 99         N/A


2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2018  8                    ALCHEMY HOLDING S.A.R.L.            99         N/A

2019  8                    ARAMARK HOLDINGS CORPORATION        20         N/A

2020  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

2021  8                    EDUCATION MANAGEMENT CORPORATION    42         N/A

2022  8                    FS INVEST SARL                      44         N/A

2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      N/A        N/A        The direct holder is a
                             V-II FUND, L.P.                                         Limited Partner.
2024  8                    GRE OCNS HOLDINGS                   100        N/A

2025  8                    GS DEJAKOO II, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2026  8                    GSCP V EDMC GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2027  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   100        N/A
                             CORP.
2029  9                      GSCP V OFFSHORE CEBRIDGE          N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2030  10                       CEQUEL COMMUNICATIONS           36         N/A
                                 HOLDINGS, LLC
2031  8                    GSCP V OFFSHORE CEBRIDGE            N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          General Partner.
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     100        N/A
                             CORP.
2033  9                      GSCP V OFFSHORE KNIGHT            N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2034  10                       Kinder Morgan Holdco LLC        25         N/A

2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2036  8                    HAR JPN CAYMAN HOLDINGS             100        N/A

2037  8                    PVF HOLDINGS LLC                    63         N/A

2038  8                    UES OCNS HOLDINGS                   99         N/A

2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                             FUND, L.P.                                              General Partner.
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    100        N/A

2042  7                  SEVRES II S.A.R.L.                    73         73

2043  7                  SUNGARD CAPITAL CORP.                 99         N/A

2044  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2045  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2047  7                  GSCP V ADVISORS, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2048  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2049  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2050  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2051  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2052  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2053  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2054  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2062  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2063  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2066  4            GSCP V OVERRIDE, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2075  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2076  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2078  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2080  9                      USI HOLDINGS CORPORATION          524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2081  10                       USI Insurance Services LLC      524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2082  11                         AMERICAN INSURANCE            525990 - Other        Columbus       OH       UNITED STATES
                                   ADMINISTRATORS, INC.        Financial Vehicles
2083  11                         ANCO CORPORATION              525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2084  12                           ANCO INSURANCE SERVICES     525990 - Other        Briarcliff     NY       UNITED STATES
                                     OF HOUSTON, INC.          Financial Vehicles    Manor
2085  12                           INTER/NATIONAL RENTAL       525990 - Other        Briarcliff     NY       UNITED STATES
                                     INSURANCE SERVICES, INC.  Financial Vehicles    Manor
2086  12                           MD PREMIUM FINANCE          525990 - Other        Houston        TX       UNITED STATES
                                     CORPORATION               Financial Vehicles
2087  12                           REGIONAL INSURANCE          525990 - Other        Houston        TX       UNITED STATES
                                     MANAGEMENT SERVICES, INC. Financial Vehicles
2088  11                         BMI INSURANCE SERVICES, INC   524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2089  11                         CAMPBELL, GALT & NEWLANDS,    525990 - Other        Portland       OR       UNITED STATES
                                   INC.                        Financial Vehicles
2090  11                         COLONIAL PREMIUM FINANCE      525990 - Other        Norfolk        VA       UNITED STATES
                                   COMPANY                     Financial Vehicles
2091  11                         CUSTOM BENEFIT PROGRAMS,      525990 - Other        Hammonton      NJ       UNITED STATES
                                   INC.                        Financial Vehicles
2092  12                           TURNER P. WILLIAMS &        525990 - Other        Hammonton      NJ       UNITED STATES
                                     ASSOCIATES, LLC           Financial Vehicles
2093  11                         EMERSON REID LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2094  12                           MY BENEFIT ADVISOR, LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2095  11                         KIBBLE & PRENTICE HOLDING     524210 - Insurance    Seattle        WA       UNITED STATES
                                   COMPANY                     Agencies and
                                                               Brokerages
2096  11                         SIGNATURE PREMIUM FINANCE,    525990 - Other        Philadelphia   PA       UNITED STATES
                                   INC.                        Financial Vehicles
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
2098  12                           MERIDIAN CREDIT SERVICES,   525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2099  12                           SGP BENEFITS OF TEXAS,      525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2100  12                           SUMMIT GLOBAL PARTNERS OF   525990 - Other        Dallas         TX       UNITED STATES
                                     TEXAS, INC.               Financial Vehicles
2101  12                           USI SOUTHWEST, INC.         525990 - Other        Albuquerque    NM       UNITED STATES
                                                               Financial Vehicles
2102  12                           USI of Tennessee, Inc.      525990 - Other        Memphis        TN       UNITED STATES
                                                               Financial Vehicles
2103  12                           VISTA INSURANCE PARTNERS    525990 - Other        Chicago        IL       UNITED STATES
                                     OF ILLINOIS, INC.         Financial Vehicles
2104  12                           VISTA INSURANCE PARTNERS,   525990 - Other        San Antonio    TX       UNITED STATES
                                     INC.                      Financial Vehicles
2105  13                             SUMMIT GLOBAL PARTNERS    525990 - Other        Dallas         TX       UNITED STATES
                                       OF OKLAHOMA, INC.       Financial Vehicles
2106  11                         U.S.I. INSURANCE SERVICES     525990 - Other        Woburn         MA       UNITED STATES
                                   OF MASSACHUSETTS, INC.      Financial Vehicles
2107  12                           NETCARE SERVICES, INC.      525990 - Other        Woburn         MA       UNITED STATES
                                                               Financial Vehicles
2108  11                         USI CONSULTING GROUP, INC.    525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2109  12                           BENEFIT STRATEGIES OF       525990 - Other        Manchester     NH       UNITED STATES
                                     MAINE, INC.               Financial Vehicles
2110  12                           USI ADVISORS, INC.          525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2111  12                           USI CONSULTING GROUP OF     525990 - Other        New York       NY       UNITED STATES
                                     NEW YORK, INC.            Financial Vehicles
2112  12                           USI SECURITIES, INC.        525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2113  11                         USI INSURANCE SERVICES        525990 - Other        Briarcliff     NY       UNITED STATES
                                   CORPORATION OF ILLINOIS,    Financial Vehicles    Manor
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     525990 - Other        Bedford        NH       UNITED STATES
                                   NEW ENGLAND, INC.           Financial Vehicles
2115  12                           INEX ALTERNATIVE            525990 - Other        Manchester     NH       UNITED STATES
                                     PROGRAMS, INC.            Financial Vehicles
2116  12                           USI INSURANCE SERVICES OF   525990 - Other        Briarcliff     NY       UNITED STATES
                                     RHODE ISLAND, INC.        Financial Vehicles    Manor
2117  11                         USI INSURANCE SERVICES OF     525990 - Other        Briarcliff     NY       UNITED STATES
                                   NORTHERN CALIFORNIA, INC.   Financial Vehicles    Manor
2118  11                         USI Insurance Services of     525990 - Other        Meriden        CT       UNITED STATES
                                   Connecticut, Inc.           Financial Vehicles
2119  11                         USI MIDATLANTIC, INC.         525990 - Other        Plymouth       PA       UNITED STATES
                                                               Financial Vehicles    Meeting
2120  11                         USI MIDWEST, INC.             525990 - Other        Cincinnati     OH       UNITED STATES
                                                               Financial Vehicles
2121  11                         USI OF SOUTHERN CALIFORNIA    525990 - Other        Woodland Hills CA       UNITED STATES
                                   INSURANCE SERVICES, INC.    Financial Vehicles
2122  11                         USI of San Diego Insurance    525990 - Other        Woodland Hills CA       UNITED STATES
                                   Services, Inc.              Financial Vehicles
2123  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2124  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2127  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2128  7                  GS SUNRAY HOLDINGS, L.L.C.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2130  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2131  8                    GS SUNRAY HOLDINGS SUBCO II,        525990 - Other        Wilmington     DE       UNITED STATES
                             L.L.C.                            Financial Vehicles
2132  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2133  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2134  7                  GS TREASURE S.A R.L.                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2135  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2136  8                    CW INVESTMENTS CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2137  9                      4414624 Canada Inc.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2138  10                       CW MEDIA HOLDINGS INC.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2140  8                    GSCP VI NORTH HOLDINGS CORP.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2141  9                      RED SKY ACQUISITION CORP.         525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2142  10                       RED SKY HOLDINGS L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2143  9                      RED SKY HOLDINGS L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2144  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2145  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2146  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2147  8                    HWBCC LP                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2148  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2150  8                    STEEL HOLDINGS, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2151  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2152  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2154  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2155  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2156  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2157  7                  OCEANS14 HOLDINGS, L.L.C.             523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2158  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2159  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2160  8                    PROSIGHT GLOBAL, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2161  9                      ProSight Specialty Insurance      551112 - Offices of   New York       NY       UNITED STATES
                               Holdings, Inc.                  Other Holding
                                                               Companies
2162  10                       PROSIGHT SPECIALTY INSURANCE    551112 - Offices of   New York       NY       UNITED STATES
                                 GROUP, INC.                   Other Holding
                                                               Companies
2163  11                         GOTHAM INSURANCE COMPANY      524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2164  11                         MUTUAL MARINE OFFICE OF THE   524210 - Insurance    New York       NY       UNITED STATES
                                   MIDWEST, INC.               Agencies and
                                                               Brokerages
2165  11                         NEW YORK MARINE AND GENERAL   524150 -              New York       NY       UNITED STATES
                                   INSURANCE COMPANY           Insurance/Reinsurance
                                                               Carriers
2166  12                           GOTHAM INSURANCE COMPANY    524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2167  12                           SOUTHWEST MARINE AND        524150 -              New York       NY       UNITED STATES
                                     GENERAL INSURANCE COMPANY Insurance/Reinsurance
                                                               Carriers
2168  11                         PACIFIC MUTUAL MARINE         524210 - Insurance    New York       NY       UNITED STATES
                                   OFFICE, INC.                Agencies and
                                                               Brokerages
2169  11                         PROSIGHT SPECIALTY            524210 - Insurance    New York       NY       UNITED STATES
                                   MANAGEMENT COMPANY, INC.    Agencies and
                                                               Brokerages
2170  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2171  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

2044  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2045  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2047  7                  GSCP V ADVISORS, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2048  7                  SUNGARD CAPITAL CORP.                 99         N/A


2049  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2050  7                  SEVRES II S.A.R.L.                    73         73

2051  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
2052  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2053  7                  SEVRES II S.A.R.L.                    73         73

2054  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    100        N/A
                     LTD.
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2062  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2063  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               100        N/A

2066  4            GSCP V OVERRIDE, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        100        N/A
                     OFFSHORE, LTD.
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2075  7                  BUCK HOLDINGS L.P.                    100        12

2076  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     100        N/A

2078  7                  COMPASS INVESTORS INC.                85         N/A

2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  100        N/A

2080  9                      USI HOLDINGS CORPORATION          87         N/A


2081  10                       USI Insurance Services LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2082  11                         AMERICAN INSURANCE            100        N/A
                                   ADMINISTRATORS, INC.
2083  11                         ANCO CORPORATION              100        N/A

2084  12                           ANCO INSURANCE SERVICES     100        N/A
                                     OF HOUSTON, INC.
2085  12                           INTER/NATIONAL RENTAL       100        N/A
                                     INSURANCE SERVICES, INC.
2086  12                           MD PREMIUM FINANCE          100        N/A
                                     CORPORATION
2087  12                           REGIONAL INSURANCE          100        N/A
                                     MANAGEMENT SERVICES, INC.
2088  11                         BMI INSURANCE SERVICES, INC   100        N/A


2089  11                         CAMPBELL, GALT & NEWLANDS,    100        N/A
                                   INC.
2090  11                         COLONIAL PREMIUM FINANCE      100        N/A
                                   COMPANY
2091  11                         CUSTOM BENEFIT PROGRAMS,      100        N/A
                                   INC.
2092  12                           TURNER P. WILLIAMS &        100        N/A
                                     ASSOCIATES, LLC
2093  11                         EMERSON REID LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2094  12                           MY BENEFIT ADVISOR, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2095  11                         KIBBLE & PRENTICE HOLDING     100        N/A
                                   COMPANY

2096  11                         SIGNATURE PREMIUM FINANCE,    100        N/A
                                   INC.
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  100        N/A

2098  12                           MERIDIAN CREDIT SERVICES,   100        N/A
                                     INC.
2099  12                           SGP BENEFITS OF TEXAS,      100        N/A
                                     INC.
2100  12                           SUMMIT GLOBAL PARTNERS OF   100        N/A
                                     TEXAS, INC.
2101  12                           USI SOUTHWEST, INC.         100        N/A

2102  12                           USI of Tennessee, Inc.      100        N/A

2103  12                           VISTA INSURANCE PARTNERS    100        N/A
                                     OF ILLINOIS, INC.
2104  12                           VISTA INSURANCE PARTNERS,   100        N/A
                                     INC.
2105  13                             SUMMIT GLOBAL PARTNERS    100        N/A
                                       OF OKLAHOMA, INC.
2106  11                         U.S.I. INSURANCE SERVICES     100        N/A
                                   OF MASSACHUSETTS, INC.
2107  12                           NETCARE SERVICES, INC.      100        N/A

2108  11                         USI CONSULTING GROUP, INC.    100        N/A

2109  12                           BENEFIT STRATEGIES OF       100        N/A
                                     MAINE, INC.
2110  12                           USI ADVISORS, INC.          100        N/A

2111  12                           USI CONSULTING GROUP OF     100        N/A
                                     NEW YORK, INC.
2112  12                           USI SECURITIES, INC.        100        N/A

2113  11                         USI INSURANCE SERVICES        100        N/A
                                   CORPORATION OF ILLINOIS,
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NEW ENGLAND, INC.
2115  12                           INEX ALTERNATIVE            100        N/A
                                     PROGRAMS, INC.
2116  12                           USI INSURANCE SERVICES OF   100        N/A
                                     RHODE ISLAND, INC.
2117  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NORTHERN CALIFORNIA, INC.
2118  11                         USI Insurance Services of     100        N/A
                                   Connecticut, Inc.
2119  11                         USI MIDATLANTIC, INC.         100        N/A

2120  11                         USI MIDWEST, INC.             100        N/A

2121  11                         USI OF SOUTHERN CALIFORNIA    100        N/A
                                   INSURANCE SERVICES, INC.
2122  11                         USI of San Diego Insurance    100        N/A
                                   Services, Inc.
2123  7                  CUCINA HOLDINGS SARL                  100        N/A

2124  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2127  7                  GS MACE HOLDINGS LIMITED              100        N/A


2128  7                  GS SUNRAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2130  9                      Hyatt Hotels Corporation          7          N/A


2131  8                    GS SUNRAY HOLDINGS SUBCO II,        N/A        N/A        The direct holder is a
                             L.L.C.                                                  Non-Managing Member.
2132  9                      Hyatt Hotels Corporation          7          N/A


2133  7                  GS TELE CAYMAN                        100        N/A

2134  7                  GS TREASURE S.A R.L.                  100        N/A

2135  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2136  8                    CW INVESTMENTS CO.                  33         100

2137  9                      4414624 Canada Inc.               100        N/A

2138  10                       CW MEDIA HOLDINGS INC.          100        N/A

2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2140  8                    GSCP VI NORTH HOLDINGS CORP.        100        N/A

2141  9                      RED SKY ACQUISITION CORP.         15         N/A

2142  10                       RED SKY HOLDINGS L.P.           100        11

2143  9                      RED SKY HOLDINGS L.P.             100        11

2144  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2145  7                  HAWKER BEECHCRAFT, INC                46         N/A

2146  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2147  8                    HWBCC LP                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2148  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    100        N/A

2150  8                    STEEL HOLDINGS, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2151  7                  KAR HOLDINGS II, LLC                  34         N/A

2152  7                  Kinder Morgan Holdco LLC              25         N/A

2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2154  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2155  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2156  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2157  7                  OCEANS14 HOLDINGS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2158  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2159  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2160  8                    PROSIGHT GLOBAL, INC.               51         N/A


2161  9                      ProSight Specialty Insurance      100        N/A
                               Holdings, Inc.

2162  10                       PROSIGHT SPECIALTY INSURANCE    100        N/A
                                 GROUP, INC.

2163  11                         GOTHAM INSURANCE COMPANY      100        N/A


2164  11                         MUTUAL MARINE OFFICE OF THE   100        N/A
                                   MIDWEST, INC.

2165  11                         NEW YORK MARINE AND GENERAL   100        N/A
                                   INSURANCE COMPANY

2166  12                           GOTHAM INSURANCE COMPANY    100        N/A


2167  12                           SOUTHWEST MARINE AND        100        N/A
                                     GENERAL INSURANCE COMPANY

2168  11                         PACIFIC MUTUAL MARINE         100        N/A
                                   OFFICE, INC.

2169  11                         PROSIGHT SPECIALTY            100        N/A
                                   MANAGEMENT COMPANY, INC.

2170  7                  PVF HOLDINGS LLC                      63         N/A

2171  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2172  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2173  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2174  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2175  7                  TEXAS ENERGY FUTURE CAPITAL           525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS LLC                        Financial Vehicles
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          525990 - Other        Fort Worth     TX       UNITED STATES
                           LIMITED PARTNERSHIP                 Financial Vehicles
2177  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2178  8                    WHITELABEL II S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2179  9                      WHITELABEL II-A S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2180  10                       WHITELABEL III S.A.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2181  11                         WHITELABEL IV S.A.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2182  12                           ONV TOPCO N.V.              551112 - Offices of   Zele                    BELGIUM
                                                               Other Holding
                                                               Companies
2183  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2184  8                    Xella International S.a r.l.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    525990 - Other        St. Peter Port          GUERNSEY
                           INCORPORATED                        Financial Vehicles
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2192  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2193  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2194  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2195  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2196  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2197  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2200  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2201  6                GS SUNRAY GERMAN FUND I, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2202  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2204  6                GS SUNRAY GERMAN FUND II, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2205  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2206  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2207  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2208  6                GSCP VI AA ONE HOLDING SARL             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2211  8                    Kinder Morgan Holdco LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    525990 - Other        George Town             CAYMAN ISLANDS
                         LTD.                                  Financial Vehicles
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2214  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       525990 - Other        Wilmington     DE       UNITED STATES
                         L.L.C.                                Financial Vehicles
2226  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2228  6                GSCP VI GmbH Investment Holdings        525990 - Other        George Town             CAYMAN ISLANDS
                         (Cayman) Ltd.                         Financial Vehicles
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2230  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2231  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2233  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2234  6                HAR JPN CAYMAN HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2235  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2236  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2237  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2238  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2240  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2241  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2242  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2243  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2244  6                OCEANS14 GMBH, L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2246  6                OCEANS14 GMBH, LTD.                     551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2248  6                PROSIGHT INVESTMENT LLC                 551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2249  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2250  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2251  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2254  6                WHITELABEL I S.A R.L.                   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2255  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2258  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2259  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2260  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2261  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2262  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2265  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2270  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2271  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                             L.P.                              Financial Vehicles
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                           L.P.                                Financial Vehicles
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2279  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2282  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2283  7                  GSCP VI OFFSHORE PAPERCO              525990 - Other        Wilmington     DE       UNITED STATES
                           INVESTMENTS, L.L.C.                 Financial Vehicles
2284  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2286  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2287  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2288  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2289  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2290  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2292  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2293  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2294  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2295  7                  OCEANS14 HOLDINGS II, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2296  7                  OCEANS14 OFFSHORE, L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2297  8                    OCEANS14 HOLDINGS II, L.L.C.        523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2298  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2299  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

2172  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2173  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2174  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2175  7                  TEXAS ENERGY FUTURE CAPITAL           N/A        N/A        The direct holder is a
                           HOLDINGS LLC                                              Non-Managing Member.
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          100        11
                           LIMITED PARTNERSHIP
2177  7                  WHITELABEL I S.A R.L.                 50         N/A

2178  8                    WHITELABEL II S.A R.L.              100        N/A

2179  9                      WHITELABEL II-A S.A R.L.          100        N/A

2180  10                       WHITELABEL III S.A.             100        N/A

2181  11                         WHITELABEL IV S.A.            100        N/A

2182  12                           ONV TOPCO N.V.              100        N/A


2183  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2184  8                    Xella International S.a r.l.        100        N/A

2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    100        16
                           INCORPORATED
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   100        N/A
                     LTD.
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2192  6                BUCK HOLDINGS L.P.                      100        12

2193  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2194  6                COMPASS INVESTORS INC.                  85         N/A

2195  6                CUCINA HOLDINGS SARL                    100        N/A

2196  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2197  6                GS EDAM DEBT HOLDINGS                   99         N/A

2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2200  6                GS MACE HOLDINGS LIMITED                100        N/A


2201  6                GS SUNRAY GERMAN FUND I, LTD.           100        N/A

2202  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2204  6                GS SUNRAY GERMAN FUND II, LTD.          100        N/A

2205  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2206  6                GS TELE CAYMAN                          100        N/A

2207  6                GS TREASURE S.A R.L.                    100        N/A

2208  6                GSCP VI AA ONE HOLDING SARL             100        N/A

2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   100        N/A

2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2211  8                    Kinder Morgan Holdco LLC            25         N/A

2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    100        N/A
                         LTD.
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2214  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      100        N/A

2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    100        N/A

2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        100        N/A

2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            100        N/A

2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.
2226  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2228  6                GSCP VI GmbH Investment Holdings        100        N/A
                         (Cayman) Ltd.
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2230  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2231  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         100        N/A

2233  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2234  6                HAR JPN CAYMAN HOLDINGS                 100        N/A

2235  6                HAWKER BEECHCRAFT, INC                  46         N/A

2236  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2237  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2238  6                KAR HOLDINGS II, LLC                    34         N/A

2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2240  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2241  6                MFI HOLDING CORPORATION                 72         N/A

2242  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2243  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2244  6                OCEANS14 GMBH, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2246  6                OCEANS14 GMBH, LTD.                     100        N/A


2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2248  6                PROSIGHT INVESTMENT LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2249  6                PVF HOLDINGS LLC                        63         N/A

2250  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2251  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2254  6                WHITELABEL I S.A R.L.                   50         N/A

2255  6                Xella International Holdings S.a.r.l.   50         N/A

2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2258  7                  BUCK HOLDINGS L.P.                    100        12

2259  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2260  7                  COMPASS INVESTORS INC.                85         N/A

2261  7                  CUCINA HOLDINGS SARL                  100        N/A

2262  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2265  7                  GS MACE HOLDINGS LIMITED              100        N/A


2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         100        N/A

2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2270  7                  GS TELE CAYMAN                        100        N/A

2271  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    100        N/A
                           CORP.
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      100        N/A
                           CORP.
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2279  9                      Kinder Morgan Holdco LLC          25         N/A

2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2282  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2283  7                  GSCP VI OFFSHORE PAPERCO              N/A        N/A        The direct holder is a
                           INVESTMENTS, L.L.C.                                       Managing Member.
2284  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2286  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2287  7                  HAWKER BEECHCRAFT, INC                46         N/A

2288  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2289  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2290  7                  KAR HOLDINGS II, LLC                  34         N/A

2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2292  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2293  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2294  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2295  7                  OCEANS14 HOLDINGS II, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2296  7                  OCEANS14 OFFSHORE, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2297  8                    OCEANS14 HOLDINGS II, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2298  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2299  7                  PVF HOLDINGS LLC                      63         N/A

2300  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2301  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2302  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2303  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2304  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2305  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    525990 - Other        Wilmington     DE       UNITED STATES
                         GP, LLC                               Financial Vehicles
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                           CAYMAN, L.P.                        Financial Vehicles
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2311  9                      TEXAS ENERGY FUTURE CAPITAL       525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS LLC                    Financial Vehicles
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      525990 - Other        Fort Worth     TX       UNITED STATES
                               LIMITED PARTNERSHIP             Financial Vehicles
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2315  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2319  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2320  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2322  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2323  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2324  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2325  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2328  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2331  8                    Hyatt Hotels Corporation            531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2332  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2333  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2335  7                  CW INVESTMENTS CO.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2336  6                GSCP VI PARALLEL NORTH HOLDINGS         525990 - Other        Luxembourg              LUXEMBOURG
                         S.A.R.L.                              Financial Vehicles
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
2338  8                    RED SKY ACQUISITION CORP.           525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2339  8                    RED SKY HOLDINGS L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2340  6                GSCP VI PARALLEL WHITELABEL B LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2342  8                    WHITELABEL I S.A R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2343  6                GSCP VI PARALLEL WHITELABEL S LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2344  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2345  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2346  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2347  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2348  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2349  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2351  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2352  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2353  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2354  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2355  6                OCEANS14 HOLDINGS III, L.L.C.           523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2356  6                PAPERCO INVESTMENTS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2357  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2358  6                PaperCo Holdings II, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2359  6                ProSight Parallel Investment LLC        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2360  7                  PROSIGHT GLOBAL, INC.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2361  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2362  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    525990 - Other        Wilmington     DE       UNITED STATES
                         LLC                                   Financial Vehicles
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    525990 - Other        Fort Worth     TX       UNITED STATES
                         PARTNERSHIP                           Financial Vehicles
2365  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2366  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        551112 - Offices of   Ebene                   MAURITIUS
                         LIMITED                               Other Holding
                                                               Companies
2368  7                  XENOK LIMITED                         525990 - Other        Nicosia                 CYPRUS
                                                               Financial Vehicles
2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2370  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2382  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2383  3          GS DIRECT, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2384  4            GS CHROMA HOLDINGS LIMITED                  525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2385  4            GS DIRECT GD LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2386  4            GS DIRECT PHARMA LIMITED                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2387  4            GS LOGISTICS HOLDINGS LTD                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2388  4            GS PHERECLUS HOLDINGS LIMITED               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2389  4            VGG HOLDING LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2390  5              AEROFLEX HOLDING CORP.                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2391  6                AEROFLEX INCORPORATED                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2392  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       525990 - Other        New York       NY       UNITED STATES
                             L.L.C.                            Financial Vehicles
2399  8                    GSLP I ONSHORE S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     525990 - Other        Luxembourg              LUXEMBOURG
                               R.L.                            Financial Vehicles
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       525990 - Other        Luxembourg              LUXEMBOURG
                             S.A.R.L.                          Financial Vehicles
2409  8                    SEVRES II S.A.R.L.                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2412  7                  GSMP 2006 OFFSHORE US, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2413  8                    GSMP 2006 OFFSHORE HARRAH'S         525990 - Other        George Town             CAYMAN ISLANDS
                             HOLDINGS, LTD.                    Financial Vehicles
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2421  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2422  6                GS MEZZANINE PARTNERS 2006              525990 - Other        New York       NY       UNITED STATES
                         INSTITUTIONAL FUND, L.L.C.            Financial Vehicles
2423  7                  GS MEZZANINE PARTNERS 2006            525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2424  8                    GSMP 2006 INSTITUTIONAL             525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENT FUND, LTD.             Financial Vehicles
2425  9                      GSMP 2006 INSTITUTIONAL           525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
2426  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS INTERNATIONAL, LTD.  Financial Vehicles
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   525990 - Other        Luxembourg              LUXEMBOURG
                                   S.A R.L.                    Financial Vehicles

2300  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2301  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2302  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2303  7                  WHITELABEL I S.A R.L.                 50         N/A

2304  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2305  6                GS TREASURE S.A R.L.                    100        N/A

2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    N/A        N/A        The direct holder is a
                         GP, LLC                                                     Managing Member.
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         N/A        N/A        The direct holder is a
                           CAYMAN, L.P.                                              General Partner.
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2311  9                      TEXAS ENERGY FUTURE CAPITAL       N/A        N/A        The direct holder is a
                               HOLDINGS LLC                                          Non-Managing Member.
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      100        11
                               LIMITED PARTNERSHIP
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2315  6                MFI HOLDING CORPORATION                 72         N/A

2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2319  6                BUCK HOLDINGS L.P.                      100        12

2320  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      100        N/A

2322  6                COMPASS INVESTORS INC.                  85         N/A

2323  6                CUCINA HOLDINGS SARL                    100        N/A

2324  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2325  6                GS EDAM DEBT HOLDINGS                   99         N/A

2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2328  6                GS MACE HOLDINGS LIMITED                100        N/A


2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2331  8                    Hyatt Hotels Corporation            7          N/A


2332  6                GS TELE CAYMAN                          100        N/A

2333  6                GS TREASURE S.A R.L.                    100        N/A

2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    100        N/A

2335  7                  CW INVESTMENTS CO.                    33         100

2336  6                GSCP VI PARALLEL NORTH HOLDINGS         100        N/A
                         S.A.R.L.
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  100        N/A

2338  8                    RED SKY ACQUISITION CORP.           15         N/A

2339  8                    RED SKY HOLDINGS L.P.               100        11

2340  6                GSCP VI PARALLEL WHITELABEL B LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2342  8                    WHITELABEL I S.A R.L.               50         N/A

2343  6                GSCP VI PARALLEL WHITELABEL S LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2344  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2345  6                HAWKER BEECHCRAFT, INC                  46         N/A

2346  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2347  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2348  6                KAR HOLDINGS II, LLC                    34         N/A

2349  6                Kinder Morgan Holdco LLC                25         N/A

2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2351  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2352  6                MFI HOLDING CORPORATION                 72         N/A

2353  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2354  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2355  6                OCEANS14 HOLDINGS III, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2356  6                PAPERCO INVESTMENTS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2357  6                PVF HOLDINGS LLC                        63         N/A

2358  6                PaperCo Holdings II, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2359  6                ProSight Parallel Investment LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2360  7                  PROSIGHT GLOBAL, INC.                 51         N/A


2361  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2362  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    N/A        N/A        The direct holder is a
                         LLC                                                         Managing Member.
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    100        11
                         PARTNERSHIP
2365  6                Xella International Holdings S.a.r.l.   50         N/A

2366  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        100        N/A
                         LIMITED

2368  7                  XENOK LIMITED                         100        N/A

2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2370  6                MFI HOLDING CORPORATION                 72         N/A

2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      100        N/A
                     OFFSHORE, LTD.
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         100        N/A
                     OFFSHORE, LTD.
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          100        N/A
                     OFFSHORE, LTD.
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2382  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2383  3          GS DIRECT, L.L.C.                             N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2384  4            GS CHROMA HOLDINGS LIMITED                  100        N/A

2385  4            GS DIRECT GD LIMITED                        100        N/A

2386  4            GS DIRECT PHARMA LIMITED                    100        N/A

2387  4            GS LOGISTICS HOLDINGS LTD                   100        N/A

2388  4            GS PHERECLUS HOLDINGS LIMITED               100        N/A

2389  4            VGG HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2390  5              AEROFLEX HOLDING CORP.                    79         N/A

2391  6                AEROFLEX INCORPORATED                   100        N/A

2392  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       N/A        N/A        The direct holder is a
                             L.L.C.                                                  Managing Member.
2399  8                    GSLP I ONSHORE S.A R.L.             100        N/A

2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     100        N/A
                               R.L.
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    100        N/A
                     OFFSHORE, LTD.
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     100        N/A
                           LTD.
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         100        N/A
                             INTERNATIONAL, LTD.
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       100        N/A
                               S.A.R.L.
2409  8                    SEVRES II S.A.R.L.                  73         73

2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   100        N/A
                           LTD.
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           100        N/A

2412  7                  GSMP 2006 OFFSHORE US, LTD.           100        N/A

2413  8                    GSMP 2006 OFFSHORE HARRAH'S         100        N/A
                             HOLDINGS, LTD.
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     100        N/A
                             LTD.
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    100        N/A
                             LTD.
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2421  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2422  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.L.C.                                  Managing Member.
2423  7                  GS MEZZANINE PARTNERS 2006            N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2424  8                    GSMP 2006 INSTITUTIONAL             100        N/A
                             INVESTMENT FUND, LTD.
2425  9                      GSMP 2006 INSTITUTIONAL           100        N/A
                               INTERNATIONAL, LTD.
2426  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS INTERNATIONAL, LTD.
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   100        N/A
                                   S.A R.L.

2428  10                       SEVRES II S.A.R.L.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2430  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HARRAH'S HOLDINGS, LTD.       Financial Vehicles
2431  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS US, LTD.             Financial Vehicles
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2433  6                GS MEZZANINE PARTNERS 2006              525990 - Other        George Town             CAYMAN ISLANDS
                         INSTITUTIONAL FUND, L.P.              Financial Vehicles
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2442  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2454  8                    GSMP V OFFSHORE S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2455  8                    GSMP V OFFSHORE US, LTD.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2456  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2457  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND OFFSHORE II, L.L.C.                  Financial Vehicles


2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE II, L.L.C.                   Financial Vehicles


2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE, L.P.                        Financial Vehicles
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2472  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                         MASTER FUND ONSHORE, L.P.             Financial Vehicles
2476  6                GS MEZZANINE PARTNERS V, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2479  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2483  7                  GS MEZZANINE PARTNERS V               525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2484  8                    GSMP V INSTITUTIONAL                525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, LTD.                        Financial Vehicles
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2487  8                    GSMP V INSTITUTIONAL US, LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2488  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2493  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2494  5              GS MEZZANINE PARTNERS V PMD FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE, L.P.                          Financial Vehicles
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND I, LLC                      Financial Vehicles
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525990 - Other        New York       NY       UNITED STATES
                       MASTER FUND I, LLC                      Financial Vehicles
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND I, LLC                      Financial Vehicles
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND II, LLC                     Financial Vehicles
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND II, LLC                     Financial Vehicles
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND VII, LLC                    Financial Vehicles
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND VII, LLC                    Investment Funds
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND VII, LLC                             Investment Funds


2510  3          GS TRUST, SERIES 2006-101G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-101G                                 Estates, and Agency
                                                               Accounts
2512  3          GS TRUST, SERIES 2006-49G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-49G                                  Estates, and Agency
                                                               Accounts
2514  3          GS TRUST, SERIES 2006-50G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-50G                                  Estates, and Agency
                                                               Accounts
2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-51G                                  Estates, and Agency
                                                               Accounts
2517  3          GS TRUST, SERIES 2006-51G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2518  3          GS TRUST, SERIES 2007-103G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-103G                                 Estates, and Agency
                                                               Accounts
2520  3          GS TRUST, SERIES 2007-122G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-122G                                 Estates, and Agency
                                                               Accounts
2522  3          GS TRUST, SERIES 2007-123G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-123G                                 Estates, and Agency
                                                               Accounts
2524  3          GS TRUST, SERIES 2007-29G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-29G                                  Estates, and Agency
                                                               Accounts
2526  3          GS TRUST, SERIES 2007-53G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2527  3          GS TRUST, SERIES 2007-57G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-57G                                  Estates, and Agency
                                                               Accounts
2529  3          GS TRUST, SERIES 2007-74G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-74G                                  Estates, and Agency
                                                               Accounts
2531  3          GS TRUST, SERIES 2007-75G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-75G                                  Estates, and Agency
                                                               Accounts
2533  3          GS TRUST, SERIES 2007-82G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-82G                                  Estates, and Agency
                                                               Accounts
2535  3          GS TRUST, SERIES 2007-92G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-92G                                  Estates, and Agency
                                                               Accounts
2537  3          GS TRUST, SERIES 2008-14G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-14G                                  Estates, and Agency
                                                               Accounts
2539  3          GS TRUST, SERIES 2008-23G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-23G                                  Estates, and Agency
                                                               Accounts
2541  3          GS TRUST, SERIES 2008-25G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-25G                                  Estates, and Agency
                                                               Accounts
2543  3          GS TRUST, SERIES 2008-26GZ                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-26GZ                                 Estates, and Agency
                                                               Accounts
2545  3          GS TRUST, SERIES 2008-2G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2547  3          GS TRUST, SERIES 2008-34G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-34G                                  Estates, and Agency
                                                               Accounts
2549  3          GS TRUST, SERIES 2008-35G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-35G                                  Estates, and Agency
                                                               Accounts
2551  3          GS TRUST, SERIES 2008-36G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-36G                                  Estates, and Agency
                                                               Accounts
2553  3          GS TRUST, SERIES 2010-1G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2554  4            GS Municipal Grantor Trust, Series 2010-1G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2555  3          Green Exchange Holdings LLC                   551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

2428  10                       SEVRES II S.A.R.L.              73         73

2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  100        N/A

2430  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HARRAH'S HOLDINGS, LTD.
2431  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS US, LTD.
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    100        N/A

2433  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.P.                                    Limited Partner.
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         100        N/A
                     OFFSHORE, LTD.
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         100        N/A
                     OFFSHORE, LTD.
2442  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       100        N/A
                     OFFSHORE, LTD.
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      100        N/A
                             LTD.
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    100        N/A
                             LTD.
2454  8                    GSMP V OFFSHORE S.a r.l.            100        N/A

2455  8                    GSMP V OFFSHORE US, LTD.            100        N/A

2456  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2457  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND OFFSHORE II, L.L.C.                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND ONSHORE II, L.L.C.                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND ONSHORE, L.P.                                              General Partner.
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2472  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        N/A        N/A        The direct holder is a
                         MASTER FUND ONSHORE, L.P.                                   Limited Partner.
2476  6                GS MEZZANINE PARTNERS V, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2479  4            GS MEZZANINE PARTNERS V PMD FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Managing Member.
2483  7                  GS MEZZANINE PARTNERS V               N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2484  8                    GSMP V INSTITUTIONAL                100        N/A
                             INTERNATIONAL, LTD.
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     100        N/A
                             FUND, LTD.
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       100        N/A

2487  8                    GSMP V INSTITUTIONAL US, LTD.       100        N/A

2488  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2493  4            GS MEZZANINE PARTNERS V PMD FUND            100        N/A
                     OFFSHORE, LTD.
2494  5              GS MEZZANINE PARTNERS V PMD FUND          N/A        N/A        The direct holder is a
                       OFFSHORE, L.P.                                                Limited Partner.
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND I, LLC                                            Managing Member.
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND I, LLC                                            Non-Managing Member.
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND I, LLC                                            Managing Member.
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND II, LLC                                           Managing Member.
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND II, LLC                                           Managing Member.
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND VII, LLC                                          Managing Member.
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND VII, LLC                                          Non-Managing Member.
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   N/A        N/A        The direct holder has
                     FUND VII, LLC                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2510  3          GS TRUST, SERIES 2006-101G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-101G                                                       Trustee.

2512  3          GS TRUST, SERIES 2006-49G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-49G                                                        Trustee.

2514  3          GS TRUST, SERIES 2006-50G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-50G                                                        Trustee.

2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-51G                                                        Trustee.

2517  3          GS TRUST, SERIES 2006-51G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2518  3          GS TRUST, SERIES 2007-103G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-103G                                                       Trustee.

2520  3          GS TRUST, SERIES 2007-122G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-122G                                                       Trustee.

2522  3          GS TRUST, SERIES 2007-123G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-123G                                                       Trustee.

2524  3          GS TRUST, SERIES 2007-29G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-29G                                                        Trustee.

2526  3          GS TRUST, SERIES 2007-53G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2527  3          GS TRUST, SERIES 2007-57G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-57G                                                        Trustee.

2529  3          GS TRUST, SERIES 2007-74G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-74G                                                        Trustee.

2531  3          GS TRUST, SERIES 2007-75G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-75G                                                        Trustee.

2533  3          GS TRUST, SERIES 2007-82G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-82G                                                        Trustee.

2535  3          GS TRUST, SERIES 2007-92G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-92G                                                        Trustee.

2537  3          GS TRUST, SERIES 2008-14G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-14G                                                        Trustee.

2539  3          GS TRUST, SERIES 2008-23G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-23G                                                        Trustee.

2541  3          GS TRUST, SERIES 2008-25G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-25G                                                        Trustee.

2543  3          GS TRUST, SERIES 2008-26GZ                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-26GZ                                                       Trustee.

2545  3          GS TRUST, SERIES 2008-2G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2547  3          GS TRUST, SERIES 2008-34G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-34G                                                        Trustee.

2549  3          GS TRUST, SERIES 2008-35G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-35G                                                        Trustee.

2551  3          GS TRUST, SERIES 2008-36G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-36G                                                        Trustee.

2553  3          GS TRUST, SERIES 2010-1G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2554  4            GS Municipal Grantor Trust, Series 2010-1G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2555  3          Green Exchange Holdings LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2556  4            GREEN EXCHANGE LLC                          523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       525910 - Open-End     Osasco                  BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA  Investment Funds
2559  3          LIFELOCK, INC.                                525990 - Other        Tempe          AZ       UNITED STATES
                                                               Financial Vehicles
2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   525990 - Other        Missoula       MT       UNITED STATES
                                                               Financial Vehicles
2561  3          M-CCP PARENT, INC.                            525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
2562  4            M-CCP HOLDINGS, INC.                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
2563  5              MERGENT, INC.                             518210 - Data         Charlotte      NC       UNITED STATES
                                                               Processing, Hosting,
                                                               and Related Services
2564  3          PATENT SKY LLC                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2565  3          PIVOTAL HOLDINGS LTD.                         525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2566  4            PIVOTAL PAYMENTS INC.                       525990 - Other        Melville       NY       UNITED STATES
                                                               Financial Vehicles
2567  4            Pivotal Payments Corporation                525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2568  3          ProSight Equity Management Inc.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2569  4            PROSIGHT INVESTMENT LLC                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2570  4            ProSight Parallel Investment LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2571  3          READY CAPITAL GROUP LLC                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2572  3          REDLINE TRADING SOLUTIONS, INC.               511210 - Applications Woburn         MA       UNITED STATES
                                                               software, computer,
                                                               packaged
2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2576  3          THE PORTAL ALLIANCE LLC                       523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2579  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2581  5              W2008 OUKA (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2587  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2588  8                    SATUREA B.V.                        531390 - Other        Amsterdam               NETHERLANDS
                                                               activities related to
                                                               real estate
2589  9                      LANCASTER GMBH & CO. KG           525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2590  9                      LANCASTER HOLDING GmbH            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2591  10                       LANCASTER GMBH & CO. KG         525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2594  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2596  6                Whitehall European RE 9A S.a r.l.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2597  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2599  3          Goldman Sachs Gives gemeinnutzige GmbH        523991 - Trust,       Frankfurt am            GERMANY
                                                               Fiduciary, and        Main
                                                               Custody Activities
2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2601  3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            523110 - Investment   Frankfurt am            GERMANY
                                                               Banking and           Main
                                                               Securities Dealing
2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2606  2        GS (ASIA) L.P.                                  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2607  2        GS - MPIM I, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2608  2        GS 2280 FDB MEMBER LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2609  2        GS 230 PARK ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2612  2        GS ACA, LLC                                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2614  2        GS ADVISORS 2000, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2616  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2617  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                       CORP.                                   Financial Vehicles
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2623  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2624  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2625  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2626  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2629  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2630  2        GS ADVISORS II, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2631  2        GS ADVISORS III, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   525990 - Other        Berlin                  GERMANY
                   PARTNERSHIP                                 Financial Vehicles
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2634  3          GS CAPITAL PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2635  4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2636  2        GS ADVISORS V AIV, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2637  3          GSCP V AIV, L.P.                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2639  2        GS ADVISORS V, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2643  3          GS CAPITAL PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2645  2        GS ADVISORS VI AIV, LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2646  3          GSCP VI AIV, L.P.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2649  3          GSCP VI PARALLEL AIV, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2653  2        GS ADVISORS VI, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2657  3          GS CAPITAL PARTNERS VI, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2658  2        GS ADVISORS, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2659  2        GS AT ADVISORS, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2660  2        GS AYCO HOLDING LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2661  3          MERCER ALLIED COMPANY, L.P.                   523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2662  3          SARATOGA SPRINGS LLC                          551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2663  4            THE AYCO COMPANY, L.P.                      523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2664  5              MERCER ALLIED COMPANY, L.P.               523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2665  5              THE AYCO SERVICES AGENCY, L.P.            524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2666  6                MERCAY CORPORATION                      551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   524210 - Insurance    Saratoga       NY       UNITED STATES
                           INC.                                Agencies and          Springs
                                                               Brokerages
2668  3          THE AYCO COMPANY, L.P.                        523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2669  3          THE AYCO SERVICES AGENCY, L.P.                524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2670  2        GS BMET ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2676  2        GS BPC Parking Garage, LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
2677  2        GS CABLE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2680  2        GS CABLE INVESTORS SLP, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2682  2        GS CAPITAL OPPORTUNITIES LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2683  3          GS FINANCING OPPORTUNITIES LLC                525990 - Other        Wilmington     DE       UNITED STATES

2556  4            GREEN EXCHANGE LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        100        N/A


2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       100        N/A
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
2559  3          LIFELOCK, INC.                                70         N/A

2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   100        N/A

2561  3          M-CCP PARENT, INC.                            100        N/A

2562  4            M-CCP HOLDINGS, INC.                        100        N/A


2563  5              MERGENT, INC.                             100        N/A


2564  3          PATENT SKY LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2565  3          PIVOTAL HOLDINGS LTD.                         1          N/A

2566  4            PIVOTAL PAYMENTS INC.                       100        N/A

2567  4            Pivotal Payments Corporation                100        N/A

2568  3          ProSight Equity Management Inc.               100        N/A


2569  4            PROSIGHT INVESTMENT LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2570  4            ProSight Parallel Investment LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2571  3          READY CAPITAL GROUP LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2572  3          REDLINE TRADING SOLUTIONS, INC.               100        N/A


2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2576  3          THE PORTAL ALLIANCE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

2579  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      100        N/A

2581  5              W2008 OUKA (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       100        N/A

2587  7                  RESTIO B.V.                           100        N/A

2588  8                    SATUREA B.V.                        100        N/A


2589  9                      LANCASTER GMBH & CO. KG           100        100

2590  9                      LANCASTER HOLDING GmbH            100        N/A

2591  10                       LANCASTER GMBH & CO. KG         100        100

2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       100        N/A

2594  7                  RESTIO B.V.                           100        N/A

2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          100        N/A

2596  6                Whitehall European RE 9A S.a r.l.       100        N/A

2597  7                  RESTIO B.V.                           100        N/A

2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          100        N/A


2599  3          Goldman Sachs Gives gemeinnutzige GmbH        100        N/A


2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                100        N/A


2601  3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            100        N/A


2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               100        N/A

2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   General Partner.
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2606  2        GS (ASIA) L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2607  2        GS - MPIM I, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2608  2        GS 2280 FDB MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2609  2        GS 230 PARK ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2612  2        GS ACA, LLC                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2614  2        GS ADVISORS 2000, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2616  4            FS INVEST SARL                              44         N/A

2617  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              100        N/A

2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     36         N/A

2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      100        N/A
                       CORP.
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2623  4            SUNGARD CAPITAL CORP.                       99         N/A


2624  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2625  4            FS INVEST SARL                              44         N/A

2626  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           100        N/A

2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       36         N/A

2629  4            SUNGARD CAPITAL CORP.                       99         N/A


2630  2        GS ADVISORS II, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2631  2        GS ADVISORS III, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2634  3          GS CAPITAL PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2635  4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2636  2        GS ADVISORS V AIV, LTD.                         100        N/A

2637  3          GSCP V AIV, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2639  2        GS ADVISORS V, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2643  3          GS CAPITAL PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              100        N/A

2645  2        GS ADVISORS VI AIV, LTD.                        100        N/A

2646  3          GSCP VI AIV, L.P.                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2649  3          GSCP VI PARALLEL AIV, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               100        N/A

2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2653  2        GS ADVISORS VI, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2657  3          GS CAPITAL PARTNERS VI, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2658  2        GS ADVISORS, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2659  2        GS AT ADVISORS, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2660  2        GS AYCO HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2661  3          MERCER ALLIED COMPANY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2662  3          SARATOGA SPRINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2663  4            THE AYCO COMPANY, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2664  5              MERCER ALLIED COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2665  5              THE AYCO SERVICES AGENCY, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2666  6                MERCAY CORPORATION                      100        N/A


2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   100        N/A
                           INC.

2668  3          THE AYCO COMPANY, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2669  3          THE AYCO SERVICES AGENCY, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.

2670  2        GS BMET ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 100        N/A

2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2676  2        GS BPC Parking Garage, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2677  2        GS CABLE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         36         N/A

2680  2        GS CABLE INVESTORS SLP, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2682  2        GS CAPITAL OPPORTUNITIES LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2683  3          GS FINANCING OPPORTUNITIES LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2686  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2687  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2690  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2691  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             525990 - Other        Berlin                  GERMANY
                 BETEILIGUNGS KG                               Financial Vehicles
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2698  2        GS CAPITAL PARTNERS III, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2705  2        GS CAPITAL PARTNERS V, L.P.                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2716  2        GS CAPITAL PARTNERS VI, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2718  2        GS CORE INNOVATIONS INVESTOR LLC                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2720  2        GS DGC ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2726  2        GS DIRECT, L.L.C.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2730  2        GS DIVERSIFIED FUNDING LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2734  2        GS EDMC ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              525990 - Other        George Town             CAYMAN ISLANDS
                     (CORPORATE), L.P.                         Financial Vehicles
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2753  2        GS FINANCE CORP.                                525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2754  2        GS FINANCIAL SERVICES II, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2755  3          AMAGANSETT ASSETS                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2756  3          ASSET FUNDING COMPANY IV LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2757  3          GS FUNDING EUROPE                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2758  4            AMAGANSETT FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2759  4            AMAGANSETT II ASSETS LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2760  4            GS FUNDING EUROPE I LTD.                    551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2761  5              GS FUNDING EUROPE II LTD.                 551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2762  4            GS FUNDING EUROPE II LTD.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2764  2        GS FUNDING OPPORTUNITIES II LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2765  3          GS FUNDING OPPORTUNITIES LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        Amsterdam               NETHERLANDS
                       COOPERATIEVE U.A.                       Financial Vehicles
2770  6                MATADOR INFRA B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    525910 - Open-End     Mexico City             MEXICO
                           DE R.L. DE C.V.                     Investment Funds
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
2775  5              GSIP I Mezzanine Global and               525990 - Other        Luxembourg              LUXEMBOURG
                       International S.a r.l.                  Financial Vehicles
2776  5              GSPX CARRIX LLC                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2777  6                GSPX, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2778  5              GSPX, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2779  5              Kinder Morgan Holdco LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      525990 - Other        Fort Worth     TX       UNITED STATES
                       PARTNERSHIP                             Financial Vehicles
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2783  2        GS GLOBAL INVESTMENTS, CO.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2784  3          GS GLOBAL INVESTMENTS UK, INC.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2785  4            COUNTY UK LIMITED                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2786  5              COUNTY FUNDING                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
2787  6                COUNTY ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2788  2        GS GLOBAL MARKETS, INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2789  2        GS HULL HOLDING, INC.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2790  3          THE HULL GROUP, L.L.C.                        551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
2791  4            SLK-HULL DERIVATIVES LLC                    525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2794  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2795  2        GS INDIA HOLDINGS L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     525990 - Other        Amsterdam               NETHERLANDS
                     C.V.                                      Financial Vehicles
2801  5              MATADOR INFRA B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2802  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2803  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2804  4            MATADOR GEN PAR B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   525990 - Other        Amsterdam               NETHERLANDS
                       C.V.                                    Financial Vehicles
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    525990 - Other        Wilmington     DE       UNITED STATES
                     LLC                                       Financial Vehicles
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

2686  3          FS INVEST SARL                                44         N/A

2687  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   Limited Partner.
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2690  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2691  3          SUNGARD CAPITAL CORP.                         99         N/A


2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             N/A        N/A        The direct holder is a
                 BETEILIGUNGS KG                                                     Limited Partner.
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2698  2        GS CAPITAL PARTNERS III, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2705  2        GS CAPITAL PARTNERS V, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2716  2        GS CAPITAL PARTNERS VI, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2718  2        GS CORE INNOVATIONS INVESTOR LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2720  2        GS DGC ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  100        N/A

2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2726  2        GS DIRECT, L.L.C.                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2730  2        GS DIVERSIFIED FUNDING LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               100        N/A

2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            100        N/A

2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           100        N/A

2734  2        GS EDMC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              N/A        N/A        The direct holder is a
                     (CORPORATE), L.P.                                               Limited Partner.
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2753  2        GS FINANCE CORP.                                100        N/A

2754  2        GS FINANCIAL SERVICES II, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2755  3          AMAGANSETT ASSETS                             100        N/A

2756  3          ASSET FUNDING COMPANY IV LIMITED              100        N/A

2757  3          GS FUNDING EUROPE                             100        N/A

2758  4            AMAGANSETT FUNDING LIMITED                  100        N/A

2759  4            AMAGANSETT II ASSETS LIMITED                100        N/A

2760  4            GS FUNDING EUROPE I LTD.                    100        N/A


2761  5              GS FUNDING EUROPE II LTD.                 100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2762  4            GS FUNDING EUROPE II LTD.                   100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2764  2        GS FUNDING OPPORTUNITIES II LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2765  3          GS FUNDING OPPORTUNITIES LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               Limited Partner.
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       COOPERATIEVE U.A.                                             Non-Managing Member.
2770  6                MATADOR INFRA B.V.                      100        N/A

2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    79         N/A
                           DE R.L. DE C.V.
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2775  5              GSIP I Mezzanine Global and               100        N/A
                       International S.a r.l.
2776  5              GSPX CARRIX LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2777  6                GSPX, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2778  5              GSPX, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2779  5              Kinder Morgan Holdco LLC                  25         N/A

2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      100        11
                       PARTNERSHIP
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2783  2        GS GLOBAL INVESTMENTS, CO.                      100        N/A

2784  3          GS GLOBAL INVESTMENTS UK, INC.                100        N/A

2785  4            COUNTY UK LIMITED                           100        100

2786  5              COUNTY FUNDING                            100        N/A


2787  6                COUNTY ASSETS LIMITED                   100        N/A

2788  2        GS GLOBAL MARKETS, INC.                         100        N/A

2789  2        GS HULL HOLDING, INC.                           100        N/A


2790  3          THE HULL GROUP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2791  4            SLK-HULL DERIVATIVES LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.

2794  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

2795  2        GS INDIA HOLDINGS L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              100        N/A

2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     N/A        N/A        The direct holder is a
                     C.V.                                                            Limited Partner.
2801  5              MATADOR INFRA B.V.                        100        N/A

2802  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2803  4            Kinder Morgan Holdco LLC                    25         N/A

2804  4            MATADOR GEN PAR B.V.                        100        N/A

2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   N/A        N/A        The direct holder is a
                       C.V.                                                          General Partner.
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    N/A        N/A        The direct holder is a
                     LLC                                                             Non-Managing Member.
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                General Partner.
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.

2812  7                  GSPX, L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2818  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                     CAYMAN GP, LLC                            Financial Vehicles
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                       CAYMAN, L.P.                            Financial Vehicles
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        New York       NY       UNITED STATES
                         HOLDINGS DELAWARE, L.P.               Financial Vehicles
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2824  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        Wilmington     DE       UNITED STATES
                         HOLDINGS GP, LLC                      Financial Vehicles
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        New York       NY       UNITED STATES
                           HOLDINGS DELAWARE, L.P.             Financial Vehicles
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                     CAYMAN, L.P.                              Financial Vehicles
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I FUND, L.P.                              Financial Vehicles
2831  4            GSIP I Mezzanine Global and International   525990 - Other        Luxembourg              LUXEMBOURG
                     S.a r.l.                                  Financial Vehicles
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2833  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I FUND, L.P.                   Financial Vehicles
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      525990 - Other        New York       NY       UNITED STATES
                   II, L.P.                                    Financial Vehicles
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I-A EMPLOYEE FUND, L.P.                   Financial Vehicles
2843  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I, L.P.                        Financial Vehicles
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Financial Vehicles
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I EMPLOYEE FUND, L.P.                     Financial Vehicles
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   I-A EMPLOYEE FUND, L.P.                     Financial Vehicles
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   II, L.P.                                    Financial Vehicles
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      525990 - Other        George Town             CAYMAN ISLANDS
                 EMPLOYEE FUND, L.P.                           Financial Vehicles
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     525990 - Other        New York       NY       UNITED STATES
                 LIQUIDATOR, L.L.C.                            Financial Vehicles
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            523930 - Investment   Toronto        ON       CANADA
                                                               Advice
2854  2        GS INVESTMENT STRATEGIES, LLC                   523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.  Investment Funds
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND HOLDINGS, L.P.           Investment Funds
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND HOLDINGS, L.P.         Investment Funds
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Investment Funds
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                     OFFSHORE EMPLOYEE FUND, L.P.              Investment Funds
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Investment Funds
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     INTERMEDIATE SUB-TRUST                    Investment Funds
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2877  3          GS TDN Advisors, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2878  4            Goldman Sachs TDN Investors Offshore, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2879  2        GS ISS ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2881  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2884  2        GS KMI ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2886  2        GS KMI INVESTORS SLP, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2887  2        GS LEG INVESTORS (EURO) COMPANY                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2888  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2889  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2890  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2891  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2892  2        GS LEG INVESTORS COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2893  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2894  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2896  3          GS LOAN PARTNERS I, L.P.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2898  5              GSLP I OFFSHORE A S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2907  5              GSLP I OFFSHORE B S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2915  5              GSLP I OFFSHORE C S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2925  2        GS LOAN PARTNERS I, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2926  2        GS LVB ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2927  3          GS LVB CO-INVEST, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2928  2        GS MACRO INVESTMENTS LLC                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2929  2        GS MBA INVESTOR LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2930  2        GS MBEYE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2932  2        GS MEHETIA CORP.                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2933  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2934  4            MEHETIA HOLDINGS INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2935  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2936  2        GS MEHETIA LLC                                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2937  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2938  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              525990 - Other        New York       NY       UNITED STATES

2812  7                  GSPX, L.P.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     100        N/A

2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2818  6                Kinder Morgan Holdco LLC                25         N/A

2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN GP, LLC                                                  Managing Member.
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   N/A        N/A        The direct holder is a
                       CAYMAN, L.P.                                                  General Partner.
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS DELAWARE, L.P.                                     Limited Partner.
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
2824  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS GP, LLC                                            Managing Member.
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS DELAWARE, L.P.                                   General Partner.
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN, L.P.                                                    Limited Partner.
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I FUND, L.P.                                                    Limited Partner.
2831  4            GSIP I Mezzanine Global and International   100        N/A
                     S.a r.l.
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2833  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I FUND, L.P.                                         General Partner.
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I-A EMPLOYEE FUND, L.P.                                         Limited Partner.
2843  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I, L.P.                                              Limited Partner.
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    100        N/A
                   EMPLOYEE FUND, LTD.
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I EMPLOYEE FUND, L.P.                                           Limited Partner.
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   I-A EMPLOYEE FUND, L.P.                                           General Partner.
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        100        N/A
                 2008, LTD.
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND, L.P.                                                 Limited Partner.
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     N/A        N/A        The direct holder is a
                 LIQUIDATOR, L.L.C.                                                  Non-Managing Member.
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            100        N/A

2854  2        GS INVESTMENT STRATEGIES, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                        General Partner.
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS, L.P.                                 General Partner.
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          General Partner.
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND HOLDINGS, L.P.                               Limited Partner.
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     OFFSHORE EMPLOYEE FUND, L.P.                                    General Partner.
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 General Partner.
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           100        N/A
                     INTERMEDIATE SUB-TRUST
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2877  3          GS TDN Advisors, L.L.C.                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2878  4            Goldman Sachs TDN Investors Offshore, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2879  2        GS ISS ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2881  4            FS INVEST SARL                              44         N/A

2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 100        N/A

2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2884  2        GS KMI ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2886  2        GS KMI INVESTORS SLP, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2887  2        GS LEG INVESTORS (EURO) COMPANY                 100        N/A

2888  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2889  4            RESTIO B.V.                                 100        N/A

2890  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2891  4            RESTIO B.V.                                 100        N/A

2892  2        GS LEG INVESTORS COMPANY                        100        N/A

2893  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2894  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               100        N/A

2896  3          GS LOAN PARTNERS I, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2898  5              GSLP I OFFSHORE A S.A.R.L.                100        N/A

2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   100        N/A

2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    100        N/A

2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2907  5              GSLP I OFFSHORE B S.A.R.L.                100        N/A

2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   100        N/A

2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    100        N/A

2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2915  5              GSLP I OFFSHORE C S.A R.L.                100        N/A

2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   100        N/A

2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2925  2        GS LOAN PARTNERS I, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2926  2        GS LVB ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2927  3          GS LVB CO-INVEST, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2928  2        GS MACRO INVESTMENTS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2929  2        GS MBA INVESTOR LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2930  2        GS MBEYE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2932  2        GS MEHETIA CORP.                                100        N/A

2933  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2934  4            MEHETIA HOLDINGS INC.                       100        N/A

2935  3          MEHETIA HOLDINGS INC.                         100        N/A

2936  2        GS MEHETIA LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2937  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2938  3          MEHETIA HOLDINGS INC.                         100        N/A

2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2945  3          GS MEZZANINE PARTNERS II, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2950  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2951  6                GSMP 3 S.A.R.L.                         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2953  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2956  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2957  6                GSMP 3 ONSHORE S.A.R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2962  3          GS MEZZANINE PARTNERS V, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2974  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2978  3          GS MEZZANINE PARTNERS III PIA FUND            525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2984  2        GS MEZZANINE PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 OFFSHORE II, L.L.C.                           Financial Vehicles
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 ONSHORE II, L.L.C.                            Financial Vehicles
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                 LTD.                                          Financial Vehicles
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Financial Vehicles
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2999  2        GS MEZZANINE PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3000  2        GS MORTGAGE DERIVATIVES, INC.                   523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3001  2        GS MORTGAGE SECURITIES CORP.                    522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3002  2        GS MORTGAGE SECURITIES CORPORATION II           522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
3004  2        GS NEW MARKETS FUND PNR, INC.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3005  3          GS NEW MARKETS FUND, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3006  2        GS NEW MARKETS FUND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3010  5              PaperCo Holdings II, L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3012  5              PAPERCO INVESTMENTS, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3015  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3016  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3019  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3020  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3021  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3022  2        GS Opportunity Advisors, Ltd.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3025  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3026  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3027  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3028  3          GS Opportunity Partners Offshore - B, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3030  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3031  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3032  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      525990 - Other        New York       NY       UNITED STATES
                   2002, L.P.                                  Financial Vehicles
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        525990 - Other        New York       NY       UNITED STATES
                     2002, L.P.                                Financial Vehicles
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND III, LLC                               Financial Vehicles
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND V, L.L.C.                              Financial Vehicles
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND VI, LLC                                Financial Vehicles
3044  4            Goldman Sachs Private Equity Group Master   525990 - Other        New York       NY       UNITED STATES
                     Fund VI, LLC                              Financial Vehicles
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3048  6                GOLDMAN SACHS PRIVATE EQUITY            525990 - Other        George Town             CAYMAN ISLANDS
                         HOLDINGS, L.P.                        Financial Vehicles
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3052  2        GS PIA ADVISORS I, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3053  3          GS PIA PARTNERS I, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3054  2        GS PIA PARTNERS I, L.P.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3055  2        GS POWER HOLDINGS LLC                           523999 -              NEW YORK       NY       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3056  3          COGENTRIX ENERGY, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3057  4            CALYPSO ENERGY HOLDINGS LLC                 551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3058  5              BEALE GENERATING COMPANY LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3059  6                JMC SELKIRK HOLDINGS, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3060  7                  JMC SELKIRK LLC                       551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3061  8                    PENTAGEN INVESTORS, L.P.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3062  9                      SELKIRK COGEN PARTNERS, L.P.      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3063  10                       SELKIRK COGEN FUNDING           525990 - Other        Wilmington     DE       UNITED STATES
                                 CORPORATION                   Financial Vehicles
3064  8                    SELKIRK COGEN PARTNERS, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3065  5              COGENTRIX MID-AMERICA, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3066  6                COGENTRIX COTTAGE GROVE, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3067  7                  LSP-COTTAGE GROVE, L.P.               221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2945  3          GS MEZZANINE PARTNERS II, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
2950  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2951  6                GSMP 3 S.A.R.L.                         100        N/A

2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2953  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.L.C.                                                          Non-Managing Member.
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
2956  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2957  6                GSMP 3 ONSHORE S.A.R.L.                 100        N/A

2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2962  3          GS MEZZANINE PARTNERS V, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2974  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2978  3          GS MEZZANINE PARTNERS III PIA FUND            N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2984  2        GS MEZZANINE PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 OFFSHORE II, L.L.C.                                                 Non-Managing Member.
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 ONSHORE II, L.L.C.                                                  Non-Managing Member.
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      100        N/A
                 LTD.
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               Limited Partner.
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         44         N/A
                 OFFSHORE, LTD.
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2999  2        GS MEZZANINE PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3000  2        GS MORTGAGE DERIVATIVES, INC.                   100        N/A


3001  2        GS MORTGAGE SECURITIES CORP.                    100        N/A




3002  2        GS MORTGAGE SECURITIES CORPORATION II           100        N/A




3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3004  2        GS NEW MARKETS FUND PNR, INC.                   100        N/A

3005  3          GS NEW MARKETS FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3006  2        GS NEW MARKETS FUND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3010  5              PaperCo Holdings II, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3012  5              PAPERCO INVESTMENTS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3015  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3016  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3019  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3020  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3021  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3022  2        GS Opportunity Advisors, Ltd.                   100        N/A


3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3025  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3026  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3027  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3028  3          GS Opportunity Partners Offshore - B, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3030  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3031  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3032  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      N/A        N/A        The direct holder is a
                   2002, L.P.                                                        General Partner.
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        N/A        N/A        The direct holder is a
                     2002, L.P.                                                      Limited Partner.
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND III, LLC                                                     Managing Member.
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND V, L.L.C.                                                    Managing Member.
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND VI, LLC                                                      Managing Member.
3044  4            Goldman Sachs Private Equity Group Master   N/A        N/A        The direct holder is a
                     Fund VI, LLC                                                    Non-Managing Member.
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3048  6                GOLDMAN SACHS PRIVATE EQUITY            N/A        N/A        The direct holder is a
                         HOLDINGS, L.P.                                              Limited Partner.
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3052  2        GS PIA ADVISORS I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3053  3          GS PIA PARTNERS I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3054  2        GS PIA PARTNERS I, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3055  2        GS POWER HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3056  3          COGENTRIX ENERGY, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3057  4            CALYPSO ENERGY HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3058  5              BEALE GENERATING COMPANY LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3059  6                JMC SELKIRK HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3060  7                  JMC SELKIRK LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3061  8                    PENTAGEN INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.

3062  9                      SELKIRK COGEN PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3063  10                       SELKIRK COGEN FUNDING           100        N/A
                                 CORPORATION
3064  8                    SELKIRK COGEN PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3065  5              COGENTRIX MID-AMERICA, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3066  6                COGENTRIX COTTAGE GROVE, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3067  7                  LSP-COTTAGE GROVE, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3068  8                    LS POWER FUNDING CORPORATION        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3069  7                  LSP-COTTAGE GROVE, LLC                551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3070  8                    LSP-COTTAGE GROVE, L.P.             221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3071  6                COGENTRIX WHITEWATER, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3072  7                  LSP-WHITEWATER I LLC                  551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3074  9                      LS POWER FUNDING CORPORATION      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3076  5              COGENTRIX OF RATHDRUM, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3077  6                RATHDRUM POWER, LLC                     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3078  5              COGENTRIX OF RICHMOND, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3079  6                SPRUANCE OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3080  5              COGENTRIX OF ROCKY MOUNT, INC.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3081  6                EDGECOMBE OPERATING SERVICES, LLC       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3082  5              COGENTRIX/CARNEYS POINT, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3083  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3084  5              COGENTRIX/LOGAN, LLC                      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3085  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3087  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3089  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3090  6                LOGAN GENERATING COMPANY, L.P.          221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3091  5              COGENTRIX/NORTHAMPTON, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      213113 - Culm Bank    Charlotte      NC       UNITED STATES
                           INC.                                Recovery, Coal, on a
                                                               contract basis
3094  7                  NORTHAMPTON WATER SUPPLY, INC.        221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3096  5              COGENTRIX/SCRUBGRASS, LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3098  7                  CLEARFIELD PROPERTIES, INC.           213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3099  7                  LEECHBURG PROPERTIES, INC.            213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3101  5              EAGLE POWER II LLC                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3102  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3103  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3104  6                LOGAN POWER LP                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3105  7                  LOGAN GENERATING COMPANY, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3106  5              FALCON POWER LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3108  6                SCRUBGRASS POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3110  5              GARNET POWER, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3111  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3112  5              HICKORY POWER LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3113  5              JAEGER II LLC                             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3115  5              JMCS I MANAGEMENT, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3116  5              LOGAN POWER LP                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3117  5              PALM POWER LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3118  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3119  7                  INDIANTOWN COGENERATION FUNDING       525990 - Other        Wilmington     DE       UNITED STATES
                           CORPORATION                         Financial Vehicles
3120  6                THALEIA, LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3121  7                  INDIANTOWN COGENERATION, L.P.         221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3122  7                  INDIANTOWN PROJECT INVESTMENT         551112 - Offices of   Charlotte      NC       UNITED STATES
                           PARTNERSHIP, L.P.                   Other Holding
                                                               Companies
3123  8                    INDIANTOWN COGENERATION, L.P.       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3124  5              PEREGRINE POWER LLC                       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3125  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3126  5              PLAINS END FINANCING HOLDING COMPANY,     551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3127  6                PLAINS END FINANCING, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3128  7                  PLAINS END II, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3129  7                  PLAINS END, LLC                       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3130  5              PLAINS END OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3131  5              POWER SERVICE COMPANY, LLC                221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3132  5              RATHDRUM OPERATING SERVICES COMPANY,      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                       INC.                                    Electric Power
                                                               Generation
3133  5              TOPAZ POWER, LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3134  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3135  5              TOYAN ENTERPRISES, LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3136  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3137  6                INDIANTOWN PROJECT INVESTMENT           551112 - Offices of   Charlotte      NC       UNITED STATES
                         PARTNERSHIP, L.P.                     Other Holding
                                                               Companies
3138  5              U.S. OPERATING SERVICES COMPANY           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3139  5              WHITEWATER OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3141  6                WINDSOR FINANCING LLC                   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3142  7                  EDGECOMBE GENCO, LLC                  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3143  7                  SPRUANCE GENCO, LLC                   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3145  5              COGENTRIX EASTERN AMERICA, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3146  6                CEDAR POWER CORPORATION                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3147  7                  CEDAR I POWER CORPORATION             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3148  8                    CEDAR II POWER CORPORATION          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3149  9                      CEDAR BAY GENERATING COMPANY,     22111 - Electric      Wilmington     DE       UNITED STATES
                               LIMITED PARTNERSHIP             Power Generation
3150  6                COGENTRIX POWER HOLDINGS II LLC         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3152  8                    COGENTRIX SOLAR SERVICES, LLC       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3153  9                      APACHE SOLAR ENERGY, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3154  9                      COGENTRIX OF ALAMOSA, LLC         221119 - Other        Wilmington     DE       UNITED STATES
                                                               Electric Power
                                                               Generation
3155  9                      SOLAR INVESTMENTS I, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3156  9                      SOLAR INVESTMENTS VI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3157  9                      SOLAR INVESTMENTS VIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3158  9                      SOLAR INVESTMENTS X, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3159  9                      SOLAR INVESTMENTS XI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3160  9                      SOLAR INVESTMENTS XIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3161  9                      SOLAR INVESTMENTS XIX, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3162  9                      SOLAR INVESTMENTS XV, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3163  9                      SOLAR INVESTMENTS XVI, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3164  9                      SOLAR INVESTMENTS XVII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3165  9                      SOLAR INVESTMENTS XVIII, LLC      221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3166  9                      SOLAR INVESTMENTS XX, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3167  9                      SOLAR LAND HOLDINGS LLC           221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3168  9                      SUNRAY ENERGY, INC.               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3169  8                    FALCON POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3170  8                    INDIAN ORCHARD GENERATING           551112 - Offices of   Charlotte      NC       UNITED STATES
                             COMPANY, INC.                     Other Holding
                                                               Companies
3171  8                    JMCS I HOLDINGS, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3172  9                      PENTAGEN INVESTORS, L.P.          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3173  8                    ORCHARD GAS CORPORATION             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3174  8                    RAPTOR HOLDINGS COMPANY             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3175  9                      GRAY HAWK POWER CORPORATION       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3176  10                       CEDAR BAY COGENERATION, INC.    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3177  11                         CEDAR BAY GENERATING          22111 - Electric      Wilmington     DE       UNITED STATES
                                   COMPANY, LIMITED            Power Generation
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    221122 - Electric     Charlotte      NC       UNITED STATES
                                                               power broker
3180  5              COGENTRIX FIELD SERVICES, LLC             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3181  6                CI, LLC                                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3182  7                  CI PROPERTIES, INC.                   531390 - Other        Charlotte      NC       UNITED STATES
                                                               activities related to
                                                               real estate
3183  7                  COGENTRIX OF VIRGINIA, INC.           551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3184  8                    CAPISTRANO COGENERATION COMPANY     551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3185  9                      JAMES RIVER COGENERATION COMPANY  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3186  8                    JAMES RIVER COGENERATION COMPANY    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3187  7                  COGENTRIX VIRGINIA LEASING            221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                           CORPORATION                         Electric Power
                                                               Generation
3188  7                  COGENTRIX-MEXICO, INC.                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3189  5              COGENTRIX FUELS MANAGEMENT, INC.          22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3190  5              COGENTRIX PARTS COMPANY, INC.             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3191  5              COGENTRIX ZYDECO, LLC                     211111 - Development  Charlotte      NC       UNITED STATES
                                                               of Coal Gasification
                                                               Project
3192  5              SOUTHAVEN POWER, LLC                      525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation

3068  8                    LS POWER FUNDING CORPORATION        100        N/A

3069  7                  LSP-COTTAGE GROVE, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3070  8                    LSP-COTTAGE GROVE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3071  6                COGENTRIX WHITEWATER, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3072  7                  LSP-WHITEWATER I LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3074  9                      LS POWER FUNDING CORPORATION      100        N/A

3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3076  5              COGENTRIX OF RATHDRUM, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3077  6                RATHDRUM POWER, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3078  5              COGENTRIX OF RICHMOND, INC.               100        N/A


3079  6                SPRUANCE OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3080  5              COGENTRIX OF ROCKY MOUNT, INC.            100        N/A


3081  6                EDGECOMBE OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3082  5              COGENTRIX/CARNEYS POINT, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3083  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3084  5              COGENTRIX/LOGAN, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3085  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    100        N/A

3087  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               Limited Partner.
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3089  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               General Partner.
3090  6                LOGAN GENERATING COMPANY, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3091  5              COGENTRIX/NORTHAMPTON, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      100        N/A
                           INC.

3094  7                  NORTHAMPTON WATER SUPPLY, INC.        100        N/A

3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3096  5              COGENTRIX/SCRUBGRASS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3098  7                  CLEARFIELD PROPERTIES, INC.           100        N/A


3099  7                  LEECHBURG PROPERTIES, INC.            100        N/A


3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3101  5              EAGLE POWER II LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3102  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3103  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3104  6                LOGAN POWER LP                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3105  7                  LOGAN GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3106  5              FALCON POWER LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3108  6                SCRUBGRASS POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.

3110  5              GARNET POWER, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3111  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3112  5              HICKORY POWER LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3113  5              JAEGER II LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3115  5              JMCS I MANAGEMENT, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3116  5              LOGAN POWER LP                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3117  5              PALM POWER LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3118  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

3119  7                  INDIANTOWN COGENERATION FUNDING       100        N/A
                           CORPORATION
3120  6                THALEIA, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3121  7                  INDIANTOWN COGENERATION, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3122  7                  INDIANTOWN PROJECT INVESTMENT         N/A        N/A        The direct holder is a
                           PARTNERSHIP, L.P.                                         Limited Partner.

3123  8                    INDIANTOWN COGENERATION, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

3124  5              PEREGRINE POWER LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3125  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3126  5              PLAINS END FINANCING HOLDING COMPANY,     N/A        N/A        The direct holder is a
                       LLC                                                           Non-Managing Member.

3127  6                PLAINS END FINANCING, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3128  7                  PLAINS END II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3129  7                  PLAINS END, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3130  5              PLAINS END OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3131  5              POWER SERVICE COMPANY, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3132  5              RATHDRUM OPERATING SERVICES COMPANY,      100        N/A
                       INC.

3133  5              TOPAZ POWER, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3134  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3135  5              TOYAN ENTERPRISES, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3136  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3137  6                INDIANTOWN PROJECT INVESTMENT           N/A        N/A        The direct holder is a
                         PARTNERSHIP, L.P.                                           General Partner.

3138  5              U.S. OPERATING SERVICES COMPANY           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3139  5              WHITEWATER OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3141  6                WINDSOR FINANCING LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3142  7                  EDGECOMBE GENCO, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3143  7                  SPRUANCE GENCO, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3145  5              COGENTRIX EASTERN AMERICA, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3146  6                CEDAR POWER CORPORATION                 100        N/A


3147  7                  CEDAR I POWER CORPORATION             100        N/A


3148  8                    CEDAR II POWER CORPORATION          100        N/A


3149  9                      CEDAR BAY GENERATING COMPANY,     N/A        N/A        The direct holder is a
                               LIMITED PARTNERSHIP                                   General Partner.
3150  6                COGENTRIX POWER HOLDINGS II LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3152  8                    COGENTRIX SOLAR SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3153  9                      APACHE SOLAR ENERGY, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3154  9                      COGENTRIX OF ALAMOSA, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3155  9                      SOLAR INVESTMENTS I, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3156  9                      SOLAR INVESTMENTS VI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3157  9                      SOLAR INVESTMENTS VIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3158  9                      SOLAR INVESTMENTS X, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3159  9                      SOLAR INVESTMENTS XI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3160  9                      SOLAR INVESTMENTS XIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3161  9                      SOLAR INVESTMENTS XIX, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3162  9                      SOLAR INVESTMENTS XV, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3163  9                      SOLAR INVESTMENTS XVI, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3164  9                      SOLAR INVESTMENTS XVII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3165  9                      SOLAR INVESTMENTS XVIII, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3166  9                      SOLAR INVESTMENTS XX, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3167  9                      SOLAR LAND HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3168  9                      SUNRAY ENERGY, INC.               100        N/A


3169  8                    FALCON POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3170  8                    INDIAN ORCHARD GENERATING           100        N/A
                             COMPANY, INC.

3171  8                    JMCS I HOLDINGS, INC.               100        N/A


3172  9                      PENTAGEN INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3173  8                    ORCHARD GAS CORPORATION             100        N/A

3174  8                    RAPTOR HOLDINGS COMPANY             100        N/A


3175  9                      GRAY HAWK POWER CORPORATION       100        N/A


3176  10                       CEDAR BAY COGENERATION, INC.    100        N/A


3177  11                         CEDAR BAY GENERATING          N/A        N/A        The direct holder is a
                                   COMPANY, LIMITED                                  General Partner.
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    100        N/A

3180  5              COGENTRIX FIELD SERVICES, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3181  6                CI, LLC                                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3182  7                  CI PROPERTIES, INC.                   100        N/A


3183  7                  COGENTRIX OF VIRGINIA, INC.           100        N/A



3184  8                    CAPISTRANO COGENERATION COMPANY     100        N/A



3185  9                      JAMES RIVER COGENERATION COMPANY  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3186  8                    JAMES RIVER COGENERATION COMPANY    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3187  7                  COGENTRIX VIRGINIA LEASING            100        N/A
                           CORPORATION

3188  7                  COGENTRIX-MEXICO, INC.                100        N/A


3189  5              COGENTRIX FUELS MANAGEMENT, INC.          100        N/A

3190  5              COGENTRIX PARTS COMPANY, INC.             100        N/A

3191  5              COGENTRIX ZYDECO, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3192  5              SOUTHAVEN POWER, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      100        N/A


3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     100        N/A

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3197  6                COGENTRIX MAURITIUS COMPANY             551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3210  5              COGENTRIX INTERNATIONAL UK LIMITED        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3211  6                ETI ELEKTRIK URETIM, A.S.               221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3212  7                  BASAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           L.S.                                Electric Power
                                                               Generation
3213  7                  DERTON ELEKTRIK URETIM VE TICARET     221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3214  7                  DORAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      221119 - Other        Istanbul                TURKEY
                           TICARET L.S.                        Electric Power
                                                               Generation
3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3217  7                  KARET ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       221111 -              Istanbul                TURKEY
                           TICARET L.S.                        Hydroelectric Power
                                                               Generation
3219  7                  SONAT ELEKTRIK URETIM VE TICARET      221111 -              Istanbul                TURKEY
                           A.S.                                Hydroelectric Power
                                                               Generation
3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3222  5              COGENTRIX MAURITIUS COMPANY               551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3223  5              COGENTRIX OF BRAZIL, INC.                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          221119 - Other        Istanbul                TURKEY
                       TICARET L.S.                            Electric Power
                                                               Generation
3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   221111 -              Istanbul                TURKEY
                       L.S.                                    Hydroelectric Power
                                                               Generation
3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3233  4            COGENTRIX POWER HOLDINGS I LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3235  6                CEDAR BAY OPERATING SERVICES, LLC       811310 - Commercial   Charlotte      NC       UNITED STATES
                                                               and Industrial
                                                               Machinery and
                                                               Equipment (except
                                                               Automotive and
                                                               Electronic) Repair
                                                               and Maintenance
3236  6                HOPEWELL OS, LLC                        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3237  6                PORTSMOUTH OPERATING SERVICES, LLC      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3239  6                SUNRAY OPERATING SERVICES, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3241  6                USGEN HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3242  6                USOSC HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3243  4            COGENTRIX WIND HOLDINGS LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3244  5              VIENTO DE PUERTO RICO, LLC                221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3245  4            DEVELOPMENT LAND HOLDINGS LLC               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3246  4            SPECTRAWATT, INC.                           523120 - Securities   Hillsboro      OR       UNITED STATES
                                                               Brokerage
3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         551112 - Offices of   Bogota                  Colombia
                                                               Other Holding
                                                               Companies
3248  3          MCEPF METRO I, INC.                           551112 - Offices of   Dover          DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3249  4            MITSI HOLDINGS LLC                          551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3250  3          MITSI HOLDINGS LLC                            551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3251  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
3252  3          PRICELOCK, INC.                               523130 - Commodity    Redwood City   CA       UNITED STATES
                                                               Contracts Dealing
3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3259  4            GS CAPITAL PARTNERS 2000, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
3263  4            EDUCATION MANAGEMENT CORPORATION            525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3264  2        GS PS 90 MEMBER LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3265  2        GS RBD HOLDINGS I CORP.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3266  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3267  4            OOO GOLDMAN SACHS                           523120 - Securities   Moscow                  RUSSIA
                                                               Brokerage
3268  2        GS RBD HOLDINGS II CORP.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3269  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3270  2        GS RE HOLDINGS, INC.                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3271  3          LONGMORE CAPITAL, LLC                         524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3272  3          LONGMORE CREDIT SERVICES, LLC                 524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3273  3          LONGMORE CREDIT, LLC                          522291 - Consumer     Southborough   MA       UNITED STATES
                                                               Lending
3274  2        GS REA HOLDINGS, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3276  3          RELATED INVESTCO LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP       Financial Vehicles
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   531390 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    activities related to
                                                               real estate
3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP    Financial Vehicles
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      531390 - Other        George Town             CAYMAN ISLANDS
                 GP, LTD.                                      activities related to
                                                               real estate
3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (TREATY) LIMITED PARTNERSHIP       Financial Vehicles
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    531390 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        activities related to
                                                               real estate
3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (U.S.) LIMITED PARTNERSHIP         Financial Vehicles
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3287  2        GS RISK ADVISORS, INC.                          524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    523120 - Securities   Mexico City             MEXICO
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD         Brokerage
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3292  3          GS SITE 25 HOTEL, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3294  3          GS SITE 25 RETAIL, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, L.P.                                    Financial Vehicles
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3297  3          GSSOAF HOLDING COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3298  4            ASO DWCS CAYMAN LLC                         523991 - Trust,       George Town             CAYMAN ISLANDS
                                                               Fiduciary, and
                                                               Custody Activities
3299  4            ASO I (MAURITIUS) LIMITED                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, LTD.                                    Financial Vehicles
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3303  2        GS TDN Advisors, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3304  2        GS TXU ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3310  2        GS UDC 114TH STREET MEMBER LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3314  2        GS YES ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3315  2        GSAM - THL ACCESS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3321  2        GSAM GEN-PAR II, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      100        N/A


3197  6                COGENTRIX MAURITIUS COMPANY             100        N/A


3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   100        N/A


3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3210  5              COGENTRIX INTERNATIONAL UK LIMITED        100        N/A

3211  6                ETI ELEKTRIK URETIM, A.S.               100        N/A


3212  7                  BASAT ELEKTRIK URETIM VE TICARET      100        N/A
                           L.S.

3213  7                  DERTON ELEKTRIK URETIM VE TICARET     99         N/A
                           A.S.

3214  7                  DORAT ELEKTRIK URETIM VE TICARET      91         N/A
                           A.S.

3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      100        N/A
                           TICARET L.S.

3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3217  7                  KARET ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       100        N/A
                           TICARET L.S.

3219  7                  SONAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     100        N/A


3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  99         N/A


3222  5              COGENTRIX MAURITIUS COMPANY               100        N/A


3223  5              COGENTRIX OF BRAZIL, INC.                 100        N/A


3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    99         N/A


3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     91         N/A


3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          100        N/A
                       TICARET L.S.

3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   100        N/A
                       L.S.

3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         100        N/A


3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      99         N/A


3233  4            COGENTRIX POWER HOLDINGS I LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

3235  6                CEDAR BAY OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.





3236  6                HOPEWELL OS, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3237  6                PORTSMOUTH OPERATING SERVICES, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     100        N/A

3239  6                SUNRAY OPERATING SERVICES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3241  6                USGEN HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3242  6                USOSC HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3243  4            COGENTRIX WIND HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3244  5              VIENTO DE PUERTO RICO, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3245  4            DEVELOPMENT LAND HOLDINGS LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3246  4            SPECTRAWATT, INC.                           30         N/A

3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         100        N/A


3248  3          MCEPF METRO I, INC.                           100        N/A


3249  4            MITSI HOLDINGS LLC                          97         2


3250  3          MITSI HOLDINGS LLC                            97         2


3251  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


3252  3          PRICELOCK, INC.                               14         N/A

3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     100        N/A

3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3259  4            GS CAPITAL PARTNERS 2000, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               General Partner.
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3263  4            EDUCATION MANAGEMENT CORPORATION            42         N/A

3264  2        GS PS 90 MEMBER LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3265  2        GS RBD HOLDINGS I CORP.                         100        N/A


3266  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3267  4            OOO GOLDMAN SACHS                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3268  2        GS RBD HOLDINGS II CORP.                        100        N/A


3269  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.

3270  2        GS RE HOLDINGS, INC.                            100        N/A


3271  3          LONGMORE CAPITAL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3272  3          LONGMORE CREDIT SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3273  3          LONGMORE CREDIT, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3274  2        GS REA HOLDINGS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3276  3          RELATED INVESTCO LLC                          12         N/A

3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP                             General Partner.
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.

3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP                          General Partner.
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      100        N/A
                 GP, LTD.

3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (TREATY) LIMITED PARTNERSHIP                             General Partner.
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.

3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (U.S.) LIMITED PARTNERSHIP                               General Partner.
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3287  2        GS RISK ADVISORS, INC.                          100        N/A


3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    100        N/A
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3292  3          GS SITE 25 HOTEL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3294  3          GS SITE 25 RETAIL, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3297  3          GSSOAF HOLDING COMPANY                        100        N/A

3298  4            ASO DWCS CAYMAN LLC                         100        N/A


3299  4            ASO I (MAURITIUS) LIMITED                   100        100

3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         100        N/A

3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        100        N/A
                 FUND, LTD.
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
3303  2        GS TDN Advisors, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3304  2        GS TXU ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  100        N/A

3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
3310  2        GS UDC 114TH STREET MEMBER LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3314  2        GS YES ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3315  2        GSAM - THL ACCESS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3321  2        GSAM GEN-PAR II, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
3326  5              GOLDMAN SACHS PERRY PRIVATE               525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,   Financial Vehicles
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                   Financial Vehicles
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.         Financial Vehicles
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-RADAR) HOLDINGS, LTD.          Financial Vehicles
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3359  2        GSAM GEN-PAR, L.L.C.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE HOLDINGS, INC.            Financial Vehicles
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE, INC.                     Financial Vehicles
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND II GP, LLC                  Financial Vehicles
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    525990 - Other        New York       NY       UNITED STATES
                     DISTRESSED FUND II, L.P.                  Financial Vehicles
3369  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS (FL), L.L.C.                       Financial Vehicles
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     (FL), L.P.                                Financial Vehicles
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS II, L.L.C.                         Financial Vehicles
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND II, L.P.                             Financial Vehicles
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE, L.P.                    Financial Vehicles
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND II OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND III, L.P.                            Financial Vehicles
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE, L.P.                   Financial Vehicles
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE HOLDINGS, L.P.          Financial Vehicles
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND IV, L.P.                             Financial Vehicles
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV EMPLOYEE HOLDINGS, L.P.           Financial Vehicles
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     EMPLOYEE FUND OFFSHORE, LTD.              Financial Vehicles
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Financial Vehicles
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     PMD QP FUND OFFSHORE, LTD.                Financial Vehicles
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     PMD QP FUND, L.P.                         Financial Vehicles
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE, L.P.                    Financial Vehicles
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    525990 - Other        New York       NY       UNITED STATES
                   STATE ADVISORS, L.L.C.                      Financial Vehicles
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ), L.P.                                Financial Vehicles
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ) II, L.P.                             Financial Vehicles
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004, L.P.                                Financial Vehicles
3415  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3418  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3419  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - MANAGER FUND, L.P.                 Financial Vehicles
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE, L.P.                       Financial Vehicles
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3426  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3434  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3435  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - MANAGER FUND, L.P.                 Financial Vehicles
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE, L.P.                       Financial Vehicles
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     ASIA FUND, L.P.                           Financial Vehicles
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     ASIA OFFSHORE FUND, L.P.                  Financial Vehicles
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3448  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - DIRECT INVESTMENT FUND, L.P.            Financial Vehicles

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE ADVISORS, INC.
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
3326  5              GOLDMAN SACHS PERRY PRIVATE               N/A        N/A        The direct holder is a
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,                         Limited Partner.
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        100        N/A
                   ADVISORS, INC.
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                         General Partner.
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-RADAR) HOLDINGS, LTD.
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3359  2        GSAM GEN-PAR, L.L.C.                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE HOLDINGS, INC.
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE, INC.
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      N/A        N/A        The direct holder is a
                       FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        N/A        N/A        The direct holder is a
                   DISTRESSED FUND II GP, LLC                                        Managing Member.
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    N/A        N/A        The direct holder is a
                     DISTRESSED FUND II, L.P.                                        General Partner.
3369  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS (FL), L.L.C.                                             Managing Member.
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (FL), L.P.                                                      General Partner.
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS II, L.L.C.                                               Managing Member.
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II, L.P.                                                   General Partner.
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE ADVISORS, INC.
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE, L.P.                                          General Partner.
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    N/A        N/A        The direct holder is a
                       FUND II OFFSHORE HOLDINGS, L.P.                               Limited Partner.
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE HOLDINGS, L.P.                                 General Partner.
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III, L.P.                                                  General Partner.
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE ADVISORS, INC.
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE, L.P.                                         General Partner.
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE HOLDINGS, L.P.                                General Partner.
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV, L.P.                                                   General Partner.
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV EMPLOYEE HOLDINGS, L.P.                                 General Partner.
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     EMPLOYEE FUND OFFSHORE, LTD.
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     PMD QP FUND OFFSHORE, LTD.
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     PMD QP FUND, L.P.                                               General Partner.
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE ADVISORS, INC.
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE, L.P.                                          General Partner.
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE HOLDINGS, L.P.                                 General Partner.
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   ADVISORS, INC.
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   HOLDINGS ADVISORS, INC.
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    N/A        N/A        The direct holder is a
                   STATE ADVISORS, L.L.C.                                            Managing Member.
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ), L.P.                                                      General Partner.
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ) II, L.P.                                                   General Partner.
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004, L.P.                                                      General Partner.
3415  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3418  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3419  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - MANAGER FUND, L.P.                                       General Partner.
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     100        N/A
                   INC.
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE, L.P.                                             General Partner.
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3426  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        100        N/A
                   OFFSHORE ADVISORS, INC.
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      General Partner.
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3434  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3435  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - MANAGER FUND, L.P.                                       General Partner.
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     100        N/A
                   INC.
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE, L.P.                                             General Partner.
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA FUND, L.P.                                                 General Partner.
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     100        N/A
                   INC.
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA OFFSHORE FUND, L.P.                                        General Partner.
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3448  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - DIRECT INVESTMENT FUND, L.P.                                  General Partner.

3451  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3452  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - MANAGER FUND, L.P.                      Financial Vehicles
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3459  5              GS PEP IX Offshore YES Holdings Corp.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3460  6                YES NETWORK HOLDING COMPANY, LLC        525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     DIRECT INVESTMENT FUND, L.P.              Financial Vehicles
3468  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     MANAGER FUND, L.P.                        Financial Vehicles
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   ENERGY ADVISORS, L.L.C.                     Financial Vehicles
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525910 - Open-End     New York       NY       UNITED STATES
                   ENERGY II ADVISORS, L.L.C.                  Investment Funds
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     New York       NY       UNITED STATES
                     ENERGY FUND II, L.P.                      Investment Funds
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE ADVISORS, INC.           Other Holding
                                                               Companies
3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE, L.P.             Investment Funds
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.  Other Holding
                                                               Companies
3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.    Investment Funds
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE ADVISORS, INC.          Financial Vehicles
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.   Financial Vehicles
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE, L.P.            Financial Vehicles
3487  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED HEALTHCARE FUND OFFSHORE   Financial Vehicles
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC. Financial Vehicles
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES ADVISORS, L.L.C.              Financial Vehicles
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.      Financial Vehicles
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND II, L.P.               Financial Vehicles
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.       Financial Vehicles
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
3495  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED OPPORTUNITIES FUND         Financial Vehicles
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,   Financial Vehicles
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,     Financial Vehicles
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE ADVISORS, INC.           Financial Vehicles
3499  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.   Financial Vehicles
3500  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND (AP) OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.  Financial Vehicles
3502  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE         Financial Vehicles
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE ADVISORS, INC.                Financial Vehicles
3504  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE, L.P.        Financial Vehicles
3505  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,  Financial Vehicles
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.       Financial Vehicles
3507  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,    Financial Vehicles
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 EMPLOYEE FUND OFFSHORE, L.P.         Financial Vehicles
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 EMPLOYEE FUND, L.P.                  Financial Vehicles
3511  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE ADVISORS, LLC                   Financial Vehicles
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE, L.P.                         Financial Vehicles                            (OTHER)
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE HOLDINGS ADVISORS, LLC          Financial Vehicles
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE HOLDINGS, L.P.                Financial Vehicles                            (OTHER)
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, LTD.                       Financial Vehicles
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         525990 - Other        Edinburgh               UNITED KINGDOM
                     HOLDINGS, L.P.                            Financial Vehicles                            (OTHER)
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   525990 - Other        Edinburgh               UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          525990 - Other        Frankfurt am            GERMANY
                   PARTNER GMBH                                Financial Vehicles    Main
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3542  5              VF III HOLDINGS, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE, L.P.                Financial Vehicles
3552  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED ENERGY FUND OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.       Financial Vehicles
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3558  4            GS DISTRESSED OPPORTUNITIES FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3559  5              GS DISTRESSED OPPORTUNITIES FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3560  3          GS Distressed Opportunities Offshore          525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       525990 - Other        New York       NY       UNITED STATES
                   ACCESS FUND ADVISORS, L.L.C.                Financial Vehicles
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     525990 - Other        New York       NY       UNITED STATES
                     ACCESS FUND, L.P.                         Financial Vehicles
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3567  6                W2007 FINANCE SUB, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3568  7                  BLACKSTONE HLT PRINCIPAL              531390 - Other        New York       NY       UNITED STATES
                           TRANSACTION PARTNERS, L.P.          activities related to
                                                               real estate
3569  7                  W2007 230 PARK, LLC                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3570  7                  W2007 BEAR L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3571  7                  W2007 MVP HOTELS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3572  7                  W2007/ACEP HOLDINGS, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3573  8                    AMERICAN CASINO & ENTERTAINMENT     525990 - Other        Wilmington     DE       UNITED STATES
                             PROPERTIES LLC                    Financial Vehicles
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3575  8                    ZWINGER OPCO 6 B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3576  9                      ATLANTIC 2 - BERENICE FONDO       525990 - Other        Milan                   ITALY (OTHER)
                               COMUNE DI INVESTIMENTO          Financial Vehicles
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3451  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3452  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - MANAGER FUND, L.P.                                            General Partner.
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  100        N/A

3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        100        N/A
                   ADVISORS, INC.
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3459  5              GS PEP IX Offshore YES Holdings Corp.     100        N/A

3460  6                YES NETWORK HOLDING COMPANY, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     DIRECT INVESTMENT FUND, L.P.                                    General Partner.
3468  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     MANAGER FUND, L.P.                                              General Partner.
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   100        N/A

3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         100        N/A
                   ADVISORS, INC.
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY ADVISORS, L.L.C.                                           Managing Member.
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               General Partner.
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY II ADVISORS, L.L.C.                                        Managing Member.
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II, L.P.                                            General Partner.
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE ADVISORS, INC.

3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE, L.P.                                   General Partner.
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.

3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.                          General Partner.
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE ADVISORS, INC.
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                         General Partner.
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE, L.P.                                  General Partner.
3487  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED HEALTHCARE FUND OFFSHORE                         Limited Partner.
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Managing Member.
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Managing Member.
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND II, L.P.                                     General Partner.
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
3495  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED OPPORTUNITIES FUND                               Limited Partner.
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,                           General Partner.
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE ADVISORS, INC.
3499  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                         General Partner.
3500  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND (AP) OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.
3502  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE                               General Partner.
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE ADVISORS, INC.
3504  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE, L.P.                              General Partner.
3505  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                        Limited Partner.
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.
3507  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                          General Partner.
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND OFFSHORE, L.P.                               General Partner.
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND, L.P.                                        General Partner.
3511  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE ADVISORS, LLC                                         Managing Member.
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE, L.P.                                               General Partner.
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Managing Member.
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE HOLDINGS, L.P.                                      General Partner.
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      100        N/A
                     FUND OFFSHORE, LTD.
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   100        N/A
                     OFFSHORE, LTD.
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    100        N/A

3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         100        N/A
                   ADVISORS, INC.
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          100        N/A
                   PARTNER GMBH
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   ADVISORS, INC.
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3542  5              VF III HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            100        N/A
                   ADVISORS, INC.
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   100        N/A
                   ADVISORS, INC.
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     100        N/A
                   INC.
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE, L.P.                                      General Partner.
3552  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED ENERGY FUND OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                             General Partner.
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          100        N/A
                   ADVISORS, INC.
3558  4            GS DISTRESSED OPPORTUNITIES FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3559  5              GS DISTRESSED OPPORTUNITIES FUND          N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3560  3          GS Distressed Opportunities Offshore          100        N/A
                   Holdings Advisors, Inc.
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       N/A        N/A        The direct holder is a
                   ACCESS FUND ADVISORS, L.L.C.                                      Managing Member.
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     N/A        N/A        The direct holder is a
                     ACCESS FUND, L.P.                                               General Partner.
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3567  6                W2007 FINANCE SUB, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3568  7                  BLACKSTONE HLT PRINCIPAL              N/A        32
                           TRANSACTION PARTNERS, L.P.

3569  7                  W2007 230 PARK, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3570  7                  W2007 BEAR L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3571  7                  W2007 MVP HOTELS, LLC                 94         N/A

3572  7                  W2007/ACEP HOLDINGS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3573  8                    AMERICAN CASINO & ENTERTAINMENT     N/A        100
                             PROPERTIES LLC
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      70         N/A        This holding represents
                                                                                     ownership in Class F shares.
3575  8                    ZWINGER OPCO 6 B.V.                 100        N/A

3576  9                      ATLANTIC 2 - BERENICE FONDO       94         N/A
                               COMUNE DI INVESTIMENTO
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      84         N/A        This holding represents
                                                                                     ownership in Class A shares.
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     84         N/A        This holding represents
                                                                                     ownership in Class A shares.

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3580  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3582  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3584  4            GS Mount Kellett Capital Partners Access    525990 - Other        New York       NY       UNITED STATES
                     Fund, L.P.                                Financial Vehicles
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3587  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Corporate Feeder Fund, Ltd.               Financial Vehicles
3588  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Fund Offshore, L.P.                       Financial Vehicles
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3593  4            GS PE CSEC OFFSHORE, L.P.                   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3607  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3610  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3613  5              GS Private Equity Partners 2000 -         525990 - Other        George Town             CAYMAN ISLANDS
                       Manager BC Holdings Limited             Financial Vehicles
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3618  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3622  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3625  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3632  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3633  3          GS PEP II ADVISORS (SC), L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     525990 - Other        New York       NY       UNITED STATES
                     COMPANY) - MANAGER FUND, L.P.             Financial Vehicles
3635  3          GS PEP II ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3637  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3645  3          GS PEP III ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3647  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3664  3          GS RA PROGRAM I ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3665  4            GS RA PROGRAM I, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    525990 - Other        New York       NY       UNITED STATES
                     2006, L.P.                                Financial Vehicles
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3673  3          GS Special Opportunities 2008 Advisors,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3674  4            Goldman Sachs Special Opportunities Fund    525990 - Other        New York       NY       UNITED STATES
                     2008, L.P.                                Financial Vehicles
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3680  3          GS VINTAGE ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3681  4            GS VINTAGE FUND, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3683  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3684  3          GS VINTAGE II ADVISORS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3685  4            GS VINTAGE FUND II, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3692  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                     MEZZANINE ACCESS FUND, L.P.               Financial Vehicles
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3699  3          Goldman Sachs Early Secondaries Advisors,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3701  3          Goldman Sachs PEG Advisors, Inc.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   Offshore Holdings Advisors, Inc.            Financial Vehicles
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3704  3          Goldman Sachs Private Equity Opportunities    525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3705  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES, L.P.                       Financial Vehicles
3706  5              Exeter Finance Holdings, L.P.             525990 - Other        Atlanta        GA       UNITED STATES

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        100        N/A

3580  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        99         N/A

3582  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3584  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund, L.P.                                                      General Partner.
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      100        N/A
                   OFFSHORE ADVISORS, INC.
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3587  4            GS Mount Kellett Capital Partners Access    100        N/A
                     Corporate Feeder Fund, Ltd.
3588  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund Offshore, L.P.                                             General Partner.
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  100        N/A

3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        100        N/A

3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            100        N/A


3593  4            GS PE CSEC OFFSHORE, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   100        N/A


3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           100        N/A

3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3607  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3610  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3613  5              GS Private Equity Partners 2000 -         100        N/A
                       Manager BC Holdings Limited
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            100        N/A

3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3618  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3622  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3625  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           100        N/A

3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3632  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3633  3          GS PEP II ADVISORS (SC), L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     N/A        N/A        The direct holder is a
                     COMPANY) - MANAGER FUND, L.P.                                   General Partner.
3635  3          GS PEP II ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3637  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             100        N/A

3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3645  3          GS PEP III ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3647  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            100        N/A

3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          100        N/A

3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      100        N/A

3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            100        N/A
                   ADVISORS, INC.
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   100        N/A

3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3664  3          GS RA PROGRAM I ADVISORS, INC.                100        N/A

3665  4            GS RA PROGRAM I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    N/A        N/A        The direct holder is a
                     2006, L.P.                                                      General Partner.
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3673  3          GS Special Opportunities 2008 Advisors,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3674  4            Goldman Sachs Special Opportunities Fund    N/A        N/A        The direct holder is a
                     2008, L.P.                                                      General Partner.
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   ADVISORS, INC.
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3680  3          GS VINTAGE ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3681  4            GS VINTAGE FUND, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                100        N/A

3683  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3684  3          GS VINTAGE II ADVISORS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3685  4            GS VINTAGE FUND II, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         100        N/A

3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     100        N/A
                   INC.
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            100        N/A

3692  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           N/A        N/A        The direct holder is a
                     MEZZANINE ACCESS FUND, L.P.                                     General Partner.
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  100        N/A

3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3699  3          Goldman Sachs Early Secondaries Advisors,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3701  3          Goldman Sachs PEG Advisors, Inc.              100        N/A

3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        100        N/A
                   Offshore Holdings Advisors, Inc.
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3704  3          Goldman Sachs Private Equity Opportunities    100        N/A
                   Advisors, Inc.
3705  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     OPPORTUNITIES, L.P.                                             General Partner.
3706  5              Exeter Finance Holdings, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3707  6                Exeter Finance Corp.                    522220 - Sales        Irving         TX       UNITED STATES
                                                               Financing
3708  7                  EXETER FUNDING LLC                    525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       ADVISORS, INC.                          Financial Vehicles
3710  6                PRIVATE EQUITY SECONDARY                525990 - Other        George Town             CAYMAN ISLANDS
                         OPPORTUNITIES, L.P.                   Financial Vehicles
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3712  5              TECHPROCESS SOLUTIONS LIMITED             522320 - Financial    Mumbai                  INDIA (OTHER)
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3713  5              TP HOLD CO (MAURITIUS) LTD.               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3714  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3716  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3721  3          RICHMOND ACQUISITION GP, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3722  4            Richmond Acquisition, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3724  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3727  2        GSCP KMI ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3728  3          GSCP KMI INVESTORS, L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3729  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3732  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3733  2        GSCP LATIN AMERICA LLC                          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
3735  2        GSCP V AIV, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3737  2        GSCP VI ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3739  2        GSCS HOLDINGS I, LLC                            525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
3740  3          GSCS HOLDINGS II, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3741  2        GSEM (DEL) INC.                                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3743  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3744  3          GSEM (DEL) LLC                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3745  4            GS EQUITY MARKETS, L.P.                     525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3746  2        GSEM ADVISORS, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3747  2        GSFS INVESTMENTS I CORP.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3748  3          CASPIAN FINANCING LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3750  3          ENERGY CENTER HOLDINGS, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3751  3          GS LEASING (KCSR 2005-1) LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3752  3          GS LS LEASING LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3753  3          GS SOLAR POWER I, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3754  3          GS WIND HOLDINGS LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3755  3          GS WIND POWER II, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3756  3          GSFS INVESTMENTS III, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3757  3          GSFS INVESTMENTS IV, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3758  3          GSFS IV LLC                                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3759  3          HILCO TRADING, LLC                            525990 - Other        Northbrook     IL       UNITED STATES
                                                               Financial Vehicles
3760  3          RAFT RIVER I HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3761  3          VOLITO AVIATION SERVICES AB                   541990 - All Other    Malmo                   SWEDEN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
3762  2        GSGROUP NMTC INVESTOR LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3763  2        GSIP HOLDCO A LLC                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             525910 - Open-End     Wilmington     DE       UNITED STATES
                   AGGREGATING FUND, L.P.                      Investment Funds
3765  3          GSIP HOLDCO B LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3769  2        GSJC LAND LLC                                   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3770  3          PH PIER MANAGEMENT LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3771  2        GSJC MASTER LESSEE L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3772  2        GSPS STRATEGIES CORP.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3773  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3774  3          GSPS INVESTMENTS LIMITED                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
3776  4            VESTRA WEALTH LLP                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3777  5              VESTRA CAPITAL LIMITED                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3778  5              VESTRA NOMINEES LIMITED                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3779  5              VESTRA SOLUTIONS LIMITED                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3780  5              VESTRA WEALTH (JERSEY) LIMITED            525990 - Other        St. Helier              JERSEY
                                                               Financial Vehicles
3781  5              VESTRA WEALTH LIMITED                     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3782  2        GSSM HOLDING (U.K.)                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3783  2        GSSO (ASIA) OFFSHORE, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3785  2        GSSO (ASIA), LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3787  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3788  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3789  2        GSTM LLC                                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3790  3          SLK LLC                                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3793  2        GSTP LLC                                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3794  2        GSUIG REAL ESTATE MEMBER LLC                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3795  3          GSLM FUND MEMBER LLC                          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3796  3          WEST 116TH ST. LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3797  2        GSUIG, L.L.C.                                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3798  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3799  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3800  2        Goldman Sachs Developing Markets Real Estate    525990 - Other        London                  UNITED KINGDOM
                 Cooperatief U.A.                              Financial Vehicles                            (OTHER)
3801  2        Goldman Sachs Mount Kellett Capital Partners    525990 - Other        New York       NY       UNITED STATES
                 Employee Funds GP, L.L.C.                     Financial Vehicles
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
3803  3          Goldman Sachs Mount Kellett Capital           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Offshore PMD QP Fund, Ltd.         Financial Vehicles
3804  2        Goldman Sachs Private Equity Group Master       525990 - Other        New York       NY       UNITED STATES
                 Fund VI, LLC                                  Financial Vehicles
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3806  2        HULL TRADING ASIA LIMITED                       551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
3807  3          GOLDMAN SACHS LLC                             525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3808  4            GOLDMAN SACHS VENTURE LLC                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
3809  5              GOLDMAN SACHS 2, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3810  5              GOLDMAN SACHS 3, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3811  2        Hyatt Hotels Corporation                        531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
3812  2        J. ARON HOLDINGS, L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   523110 - Investment   Amsterdam               NETHERLANDS
                   (NETHERLANDS) B.V.                          Banking and
                                                               Securities Dealing
3814  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3815  4            GAS ROYALTY HOLDING, LLC                    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            551112 - Offices of   New York       NY       UNITED STATES
                     CORPORATION                               Other Holding
                                                               Companies
3817  4            GOLDMAN SACHS TRADING AND CLEARING          523110 - Investment   Amsterdam               NETHERLANDS
                     SERVICES (NETHERLANDS) B.V.               Banking and
                                                               Securities Dealing
3818  4            INDEPENDENCE POWER MARKETING, LLC           523140 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Brokerage
3819  4            PROP-GS FUNDO DE INVESTIMENTO               525990 - Other        Rio de Janeiro          BRAZIL
                     MULTIMERCADO CREDITO                      Financial Vehicles
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3821  2        JLM PACIFIC EPOCH LLC                           54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3822  3          Beijing JL McGregor Consulting Company        54161 - Management    Beijing                 CHINA, PEOPLES
                   Limited                                     Consulting Services                           REPUBLIC OF
3823  3          JL MCGREGOR ADVISORS LLC                      54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3824  2        KALORAMA GP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3825  3          KALORAMA, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
3827  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     525990 - Other        London                  UNITED KINGDOM
                 GmbH & Co. KG                                 Financial Vehicles                            (OTHER)
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     525990 - Other        George Town             CAYMAN ISLANDS
                 I, L.P.                                       Financial Vehicles
3830  2        LS UNIT TRUST 2009-I                            525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3831  2        LUSIGHT LIMITED                                 561499 - All Other    London                  UNITED KINGDOM
                                                               Business Support                              (OTHER)
                                                               Services
3832  3          Lusight Canada Inc.                           561499 - All Other    Toronto        ON       CANADA
                                                               Business Support
                                                               Services
3833  2        MACARTHUR PHASE A LIHTC LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           522292 - Real Estate  New York       NY       UNITED STATES
                 PARTNERSHIP                                   Credit

3707  6                Exeter Finance Corp.                    42         N/A

3708  7                  EXETER FUNDING LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    100        N/A
                       ADVISORS, INC.
3710  6                PRIVATE EQUITY SECONDARY                N/A        N/A        The direct holder is a
                         OPPORTUNITIES, L.P.                                         General Partner.
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3712  5              TECHPROCESS SOLUTIONS LIMITED             35         N/A




3713  5              TP HOLD CO (MAURITIUS) LTD.               35         N/A

3714  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Advisors, Inc.
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3716  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Holdings Advisors, Inc.
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    100        N/A
                   INC.
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3721  3          RICHMOND ACQUISITION GP, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3722  4            Richmond Acquisition, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       100        N/A

3724  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              100        N/A

3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3727  2        GSCP KMI ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3728  3          GSCP KMI INVESTORS, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3729  4            Kinder Morgan Holdco LLC                    25         N/A

3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                100        N/A

3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3732  4            Kinder Morgan Holdco LLC                    25         N/A

3733  2        GSCP LATIN AMERICA LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        100        100


3735  2        GSCP V AIV, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3737  2        GSCP VI ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3739  2        GSCS HOLDINGS I, LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3740  3          GSCS HOLDINGS II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3741  2        GSEM (DEL) INC.                                 100        N/A


3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3743  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3744  3          GSEM (DEL) LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3745  4            GS EQUITY MARKETS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3746  2        GSEM ADVISORS, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3747  2        GSFS INVESTMENTS I CORP.                        100        N/A

3748  3          CASPIAN FINANCING LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3750  3          ENERGY CENTER HOLDINGS, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3751  3          GS LEASING (KCSR 2005-1) LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3752  3          GS LS LEASING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3753  3          GS SOLAR POWER I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3754  3          GS WIND HOLDINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3755  3          GS WIND POWER II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3756  3          GSFS INVESTMENTS III, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3757  3          GSFS INVESTMENTS IV, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3758  3          GSFS IV LLC                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3759  3          HILCO TRADING, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3760  3          RAFT RIVER I HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3761  3          VOLITO AVIATION SERVICES AB                   20         N/A



3762  2        GSGROUP NMTC INVESTOR LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3763  2        GSIP HOLDCO A LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             N/A        N/A        The direct holder is a
                   AGGREGATING FUND, L.P.                                            Limited Partner.
3765  3          GSIP HOLDCO B LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          Limited Partner.
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3769  2        GSJC LAND LLC                                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3770  3          PH PIER MANAGEMENT LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3771  2        GSJC MASTER LESSEE L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3772  2        GSPS STRATEGIES CORP.                           100        N/A


3773  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3774  3          GSPS INVESTMENTS LIMITED                      100        N/A

3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

3776  4            VESTRA WEALTH LLP                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3777  5              VESTRA CAPITAL LIMITED                    100        N/A

3778  5              VESTRA NOMINEES LIMITED                   100        N/A

3779  5              VESTRA SOLUTIONS LIMITED                  100        N/A

3780  5              VESTRA WEALTH (JERSEY) LIMITED            100        N/A

3781  5              VESTRA WEALTH LIMITED                     100        N/A

3782  2        GSSM HOLDING (U.K.)                             99         N/A

3783  2        GSSO (ASIA) OFFSHORE, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3785  2        GSSO (ASIA), LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3787  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3788  4            GSSOAF HOLDING COMPANY                      100        N/A

3789  2        GSTM LLC                                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3790  3          SLK LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3793  2        GSTP LLC                                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3794  2        GSUIG REAL ESTATE MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3795  3          GSLM FUND MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3796  3          WEST 116TH ST. LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3797  2        GSUIG, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3798  3          BUCK HOLDINGS L.P.                            100        12

3799  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3800  2        Goldman Sachs Developing Markets Real Estate    N/A        N/A        The direct holder is a
                 Cooperatief U.A.                                                    Non-Managing Member.
3801  2        Goldman Sachs Mount Kellett Capital Partners    N/A        N/A        The direct holder is a
                 Employee Funds GP, L.L.C.                                           Non-Managing Member.
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
3803  3          Goldman Sachs Mount Kellett Capital           100        N/A
                   Partners Offshore PMD QP Fund, Ltd.
3804  2        Goldman Sachs Private Equity Group Master       N/A        N/A        The direct holder is a
                 Fund VI, LLC                                                        Non-Managing Member.
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3806  2        HULL TRADING ASIA LIMITED                       100        N/A


3807  3          GOLDMAN SACHS LLC                             100        N/A

3808  4            GOLDMAN SACHS VENTURE LLC                   100        N/A


3809  5              GOLDMAN SACHS 2, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3810  5              GOLDMAN SACHS 3, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3811  2        Hyatt Hotels Corporation                        7          N/A


3812  2        J. ARON HOLDINGS, L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   100        N/A
                   (NETHERLANDS) B.V.

3814  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3815  4            GAS ROYALTY HOLDING, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            100        N/A
                     CORPORATION

3817  4            GOLDMAN SACHS TRADING AND CLEARING          100        N/A
                     SERVICES (NETHERLANDS) B.V.

3818  4            INDEPENDENCE POWER MARKETING, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3819  4            PROP-GS FUNDO DE INVESTIMENTO               100        N/A
                     MULTIMERCADO CREDITO
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              100        N/A



3821  2        JLM PACIFIC EPOCH LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3822  3          Beijing JL McGregor Consulting Company        N/A        N/A        The direct holder is a
                   Limited                                                           Managing Member.
3823  3          JL MCGREGOR ADVISORS LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3824  2        KALORAMA GP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3825  3          KALORAMA, L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
3827  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     N/A        N/A        The direct holder is a
                 GmbH & Co. KG                                                       Limited Partner.
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     N/A        N/A        The direct holder is a
                 I, L.P.                                                             Limited Partner.
3830  2        LS UNIT TRUST 2009-I                            N/A        N/A        The direct holder is a
                                                                                     Trustee.
3831  2        LUSIGHT LIMITED                                 46         N/A


3832  3          Lusight Canada Inc.                           100        N/A


3833  2        MACARTHUR PHASE A LIHTC LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.

3835  2        MERBAU ADVISORS, LTD.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3839  2        MLQ INVESTORS, L.P.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3840  2        MLQ STRATOSPHERE, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3841  3          W2007/ACEP HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3842  2        MLQ, L.L.C.                                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3843  2        MONEYGRAM INTERNATIONAL, INC.                   522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3844  2        MSMC, INC.                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         522292 - Real Estate  New York       NY       UNITED STATES
                   PARTNERSHIP                                 Credit
3846  2        MTGLQ INVESTORS, L.P.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3847  2        NEXUS LLC                                       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3848  3          TRADEWEB MARKETS LLC                          522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3849  4            HYDROGEN HOLDINGS CORPORATION               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3850  5              HILLIARD FARBER & CO., INC.               523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
3851  4            TRADEWEB GLOBAL HOLDING LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3852  5              TRADEWEB GLOBAL LLC                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3853  6                TRADEWEB LLC                            523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3854  6                TWEL HOLDING LLC                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3855  7                  TRADEWEB EUROPE LIMITED               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3857  2        NORMANDY FUNDING CORP.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3858  2        Netologic, Inc. (Investars)                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3859  2        OOO GOLDMAN SACHS BANK                          522110 - Commercial   Moscow                  RUSSIA
                                                               Banking
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   525990 - Other        Luxembourg              LUXEMBOURG
                 ADVISORS, LTD.                                Financial Vehicles
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     525990 - Other        Luxembourg              LUXEMBOURG
                   AIV, L.P.                                   Financial Vehicles
3862  2        PEARL STREET INSURANCE COMPANY, INC.            524126 - Direct       Burlington     VT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
3863  2        POSITION BILLBOARD LLC                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3864  2        PROVIDENCE PLACE LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3865  2        QUANTITATIVE SERVICES GROUP LLC                 561499 - All Other    Naperville     IL       UNITED STATES
                                                               Business Support
                                                               Services
3866  2        QW Holdings, LLC                                523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
3867  2        REGULATORY DATACORP, INC.                       561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3868  2        REP ELD GEN-PAR, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3870  2        RHYS TRUST                                      523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
3871  2        ROTHESAY LIFE, L.L.C.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
3873  2        RPWIRE LLC                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3874  2        SBI JAPANNEXT CO., LTD.                         523120 - Securities   Tokyo                   JAPAN
                                                               Brokerage
3875  2        SCLQ, S. DE R.L. DE C.V.                        525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
3876  2        SITE 26 HOLDINGS INC.                           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3877  3          GOLDMAN SACHS HEADQUARTERS LLC                531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
3878  2        SOPAC LLC                                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3880  2        SPA UNIT TRUST 2009-I                           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3881  2        SPA UNIT TRUST 2009-II                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        522294 - Secondary    NEW YORK       NY       UNITED STATES
                                                               Market Financing
3883  3          FLATIRON HOLDINGS LTD.                        525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3884  4            FLATIRON RE LTD.                            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3885  3          Madison/Special Situations Value Fund II LLC  525990 - Other        Incline VillageNV       UNITED STATES
                                                               Financial Vehicles
3886  2        STONE STREET 1994 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3889  2        STONE STREET 1995 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3890  2        STONE STREET 1995, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3891  2        STONE STREET 1996 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3894  2        STONE STREET 1996, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3895  3          BRIDGE STREET FUND 1996, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3896  3          STONE STREET FUND 1996, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3897  2        STONE STREET 1997 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3900  2        STONE STREET 1997, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3901  2        STONE STREET 1998 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3904  2        STONE STREET 1998, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3905  2        STONE STREET 1999 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3908  2        STONE STREET 1999, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3909  3          BRIDGE STREET FUND 1999, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3910  3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3911  3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3912  2        STONE STREET 2000, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3913  3          BRIDGE STREET FUND 2000, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3914  2        STONE STREET ASIA, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3915  3          BRIDGE STREET ASIA FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3916  3          STONE STREET ASIA FUND, L.P.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3917  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3918  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3919  2        STONE STREET FUND 1996, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3920  2        STONE STREET FUND 1999, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3921  2        STONE STREET FUND 2000, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3927  2        STONE STREET REALTY 2000, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      551112 - Offices of   London                  UNITED KINGDOM
                   LIMITED                                     Other Holding                                 (OTHER)
                                                               Companies
3935  2        THE GOLDMAN SACHS FOUNDATION                    813219 - Other        New York       NY       UNITED STATES
                                                               Grantmaking and
                                                               Giving Services
3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       523991 - Trust,       Wilmington     DE       UNITED STATES
                 ASSOCIATION                                   Fiduciary, and
                                                               Custody Activities
3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       525910 - Open-End     Wilmington     DE       UNITED STATES
                   MARKET DEBT IMPLEMENTATION VEHICLE          Investment Funds
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       525910 - Open-End     Wilmington     DE       UNITED STATES
                   LARGE CAP FUND                              Investment Funds
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     525910 - Open-End     Wilmington     DE       UNITED STATES
                   IMPLEMENTATION VEHICLE                      Investment Funds
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION FIXED INCOME FUND                  Investment Funds
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION PLUS FIXED INCOME FUND             Investment Funds
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      525910 - Open-End     Wilmington     DE       UNITED STATES
                   VALUE FUND                                  Investment Funds
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     525910 - Open-End     Wilmington     DE       UNITED STATES
                   INTERNATIONAL EQUITY FUND                   Investment Funds
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      525910 - Open-End     Wilmington     DE       UNITED STATES
                   FIXED INCOME FUND                           Investment Funds
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   525920 - Trusts,      Wilmington     DE       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
3948  4            GOLDMAN SACHS EMERGING MARKETS              525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND ASSET TRUST            Financial Vehicles
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND ASSET TRUST                          Financial Vehicles
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES ASSET TRUST                    Investment Funds
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Wilmington     DE       UNITED STATES
                     STRATEGIES II ASSET TRUST                 Investment Funds
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3955  3          GOLDMAN, SACHS & CO.                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3956  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3957  2        THE HULL GROUP, L.L.C.                          551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
3958  2        THE J. ARON CORPORATION                         551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3959  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3960  3          J. ARON HOLDINGS, L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3961  2        THEMARKETS.COM  LLC                             561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             525990 - Other        Sant Rosa      CA       UNITED STATES
                                                               Financial Vehicles

3835  2        MERBAU ADVISORS, LTD.                           100        N/A

3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3839  2        MLQ INVESTORS, L.P.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3840  2        MLQ STRATOSPHERE, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3841  3          W2007/ACEP HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3842  2        MLQ, L.L.C.                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3843  2        MONEYGRAM INTERNATIONAL, INC.                   100        N/A




3844  2        MSMC, INC.                                      100        N/A


3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
3846  2        MTGLQ INVESTORS, L.P.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3847  2        NEXUS LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3848  3          TRADEWEB MARKETS LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3849  4            HYDROGEN HOLDINGS CORPORATION               100        N/A


3850  5              HILLIARD FARBER & CO., INC.               100        N/A

3851  4            TRADEWEB GLOBAL HOLDING LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3852  5              TRADEWEB GLOBAL LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3853  6                TRADEWEB LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3854  6                TWEL HOLDING LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3855  7                  TRADEWEB EUROPE LIMITED               100        N/A


3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3857  2        NORMANDY FUNDING CORP.                          100        N/A

3858  2        Netologic, Inc. (Investars)                     26         N/A

3859  2        OOO GOLDMAN SACHS BANK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   100        N/A
                 ADVISORS, LTD.
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     N/A        N/A        The direct holder is a
                   AIV, L.P.                                                         General Partner.
3862  2        PEARL STREET INSURANCE COMPANY, INC.            100        N/A


3863  2        POSITION BILLBOARD LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3864  2        PROVIDENCE PLACE LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3865  2        QUANTITATIVE SERVICES GROUP LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3866  2        QW Holdings, LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3867  2        REGULATORY DATACORP, INC.                       59         N/A


3868  2        REP ELD GEN-PAR, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3870  2        RHYS TRUST                                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

3871  2        ROTHESAY LIFE, L.L.C.                           100        N/A


3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            100        N/A


3873  2        RPWIRE LLC                                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3874  2        SBI JAPANNEXT CO., LTD.                         35         N/A

3875  2        SCLQ, S. DE R.L. DE C.V.                        100        N/A

3876  2        SITE 26 HOLDINGS INC.                           100        N/A


3877  3          GOLDMAN SACHS HEADQUARTERS LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3878  2        SOPAC LLC                                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            100        N/A

3880  2        SPA UNIT TRUST 2009-I                           N/A        N/A        The direct holder is a
                                                                                     Trustee.
3881  2        SPA UNIT TRUST 2009-II                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        100        N/A

3883  3          FLATIRON HOLDINGS LTD.                        36         N/A

3884  4            FLATIRON RE LTD.                            100        N/A

3885  3          Madison/Special Situations Value Fund II LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3886  2        STONE STREET 1994 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3889  2        STONE STREET 1995 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3890  2        STONE STREET 1995, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3891  2        STONE STREET 1996 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3894  2        STONE STREET 1996, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3895  3          BRIDGE STREET FUND 1996, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3896  3          STONE STREET FUND 1996, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3897  2        STONE STREET 1997 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3900  2        STONE STREET 1997, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3901  2        STONE STREET 1998 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3904  2        STONE STREET 1998, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3905  2        STONE STREET 1999 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3908  2        STONE STREET 1999, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3909  3          BRIDGE STREET FUND 1999, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3910  3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3911  3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3912  2        STONE STREET 2000, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3913  3          BRIDGE STREET FUND 2000, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3914  2        STONE STREET ASIA, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3915  3          BRIDGE STREET ASIA FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3916  3          STONE STREET ASIA FUND, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3917  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3918  4            GSSOAF HOLDING COMPANY                      100        N/A

3919  2        STONE STREET FUND 1996, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3920  2        STONE STREET FUND 1999, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3921  2        STONE STREET FUND 2000, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3927  2        STONE STREET REALTY 2000, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               100        N/A


3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          100        N/A


3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      100        N/A
                   LIMITED

3935  2        THE GOLDMAN SACHS FOUNDATION                    100        N/A


3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       100        N/A
                 ASSOCIATION

3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       N/A        N/A        The direct holder is a
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Trustee.
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       N/A        N/A        The direct holder is a
                   LARGE CAP FUND                                                    Trustee.
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     N/A        N/A        The direct holder is a
                   IMPLEMENTATION VEHICLE                                            Trustee.
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION FIXED INCOME FUND                                        Trustee.
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION PLUS FIXED INCOME FUND                                   Trustee.
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      N/A        N/A        The direct holder is a
                   VALUE FUND                                                        Trustee.
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     N/A        N/A        The direct holder is a
                   INTERNATIONAL EQUITY FUND                                         Trustee.
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      N/A        N/A        The direct holder is a
                   FIXED INCOME FUND                                                 Trustee.
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   100        N/A


3948  4            GOLDMAN SACHS EMERGING MARKETS              N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND ASSET TRUST                                  Trustee.
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND ASSET TRUST                                                Trustee.
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES ASSET TRUST                                          Trustee.
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II ASSET TRUST                                       Trustee.
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      100        N/A



3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3955  3          GOLDMAN, SACHS & CO.                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3956  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3957  2        THE HULL GROUP, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3958  2        THE J. ARON CORPORATION                         100        N/A


3959  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3960  3          J. ARON HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3961  2        THEMARKETS.COM  LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             100        N/A

3963  2        US REAL ESTATE ADVISORS, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3967  3          VANTAGE MARKETPLACE LLC                       541611 -              NEW YORK       NY       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3969  3          Johannesburg Limited                          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3970  3          OLBIA LIMITED                                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3971  2        WARBURTON RIVERVIEW LIHTC LLC                   525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3972  2        WEST STREET FUND I, L.L.C.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3973  2        WH ADVISORS, L.L.C. 2001                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2001                            Financial Vehicles
3975  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3978  5              W2001 ARES REALTY II, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3979  5              W2001 ARES REALTY, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3980  6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
3981  5              W2001/ARES B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3982  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3983  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3984  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3985  5              GSW IMMOBILIEN AG                         531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
3986  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3987  5              W2001 CAPITOL B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3988  2        WH ADVISORS, L.L.C. 2005                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2005                            Financial Vehicles
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3996  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    525990 - Other        Nassau                  BAHAMAS, THE
                                                               Financial Vehicles
3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
4006  2        WH ADVISORS, L.L.C. 2007                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2007                            Financial Vehicles
4008  2        WH ADVISORS, L.L.C. IX                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP IX                              Financial Vehicles
4010  2        WH ADVISORS, L.L.C. V                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP V                               Financial Vehicles
4012  2        WH ADVISORS, L.L.C. VI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VI                              Financial Vehicles
4014  2        WH ADVISORS, L.L.C. VII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VII                             Financial Vehicles
4016  2        WH ADVISORS, L.L.C. VIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VIII                            Financial Vehicles
4018  2        WH ADVISORS, L.L.C. X                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP X                               Financial Vehicles
4020  2        WH ADVISORS, L.L.C. XI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XI                              Financial Vehicles
4022  2        WH ADVISORS, L.L.C. XII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4023  2        WH ADVISORS, L.L.C. XIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XII                             Financial Vehicles
4025  4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4028  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C. 2008                                   Financial Vehicles
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008     Financial Vehicles
4031  4            W2007 BEAR L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4033  4            W2008 OUKA (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4037  4            Whitehall European RE 9A S.a r.l.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4042  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2005                    Financial Vehicles
4045  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4054  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4055  4            HIHARAKO (CAYMAN) L.L.C.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4058  4            W2001 GEN PAR EUR 3 B.V.                    525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4059  5              W2001 PARC C.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4060  6                W2001 LOFT B.V.                         525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4061  5              W2001 WEBSTER CV                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4062  6                W2001 CAPITOL B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4063  4            W2001 PARC C.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4064  4            W2001 TWO C.V.                              525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4065  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
4066  4            W2001 WEBSTER CV                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4067  4            W2001/SIXTY-ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4068  5              W2001 TWO C.V.                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2007                    Financial Vehicles
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        531390 - Other        New York       NY       UNITED STATES
                     PARTNERS, L.P.                            activities related to
                                                               real estate
4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 531390 - Other        George Town             CAYMAN ISLANDS
                                                               activities related to
                                                               real estate
4073  4            W2007 230 PARK, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4074  4            W2007 MVP HOTELS, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4075  4            W2007 PARALLEL AMELIA SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4078  4            W2007 PARALLEL BEAR S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4079  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4087  4            W2007 Parallel Selfridges S.a r.l.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4089  4            W2007 Parallel Vernal S.a r.l.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3963  2        US REAL ESTATE ADVISORS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3967  3          VANTAGE MARKETPLACE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          50         N/A

3969  3          Johannesburg Limited                          100        N/A

3970  3          OLBIA LIMITED                                 100        N/A

3971  2        WARBURTON RIVERVIEW LIHTC LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3972  2        WEST STREET FUND I, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3973  2        WH ADVISORS, L.L.C. 2001                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2001                                                  General Partner.
3975  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3978  5              W2001 ARES REALTY II, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3979  5              W2001 ARES REALTY, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3980  6                ARES FINANCE S.r.l.                     100        N/A

3981  5              W2001/ARES B.V.                           100        N/A

3982  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3983  5              QMH LIMITED                               90         N/A

3984  4            W2001 CAPITOL B.V.                          100        N/A

3985  5              GSW IMMOBILIEN AG                         50         N/A


3986  4            W2001 LOFT B.V.                             99         N/A

3987  5              W2001 CAPITOL B.V.                        100        N/A

3988  2        WH ADVISORS, L.L.C. 2005                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2005                                                  General Partner.
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    General Partner.
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
3996  4            W2005 KZL                                   100        N/A

3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    21         N/A

3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    Limited Partner.
4006  2        WH ADVISORS, L.L.C. 2007                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2007                                                  General Partner.
4008  2        WH ADVISORS, L.L.C. IX                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP IX                                                    General Partner.
4010  2        WH ADVISORS, L.L.C. V                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP V                                                     General Partner.
4012  2        WH ADVISORS, L.L.C. VI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VI                                                    General Partner.
4014  2        WH ADVISORS, L.L.C. VII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VII                                                   General Partner.
4016  2        WH ADVISORS, L.L.C. VIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VIII                                                  General Partner.
4018  2        WH ADVISORS, L.L.C. X                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP X                                                     General Partner.
4020  2        WH ADVISORS, L.L.C. XI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XI                                                    General Partner.
4022  2        WH ADVISORS, L.L.C. XII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4023  2        WH ADVISORS, L.L.C. XIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XII                                                   General Partner.
4025  4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4028  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       N/A        N/A        The direct holder is a
                 L.L.C. 2008                                                         Non-Managing Member.
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           General Partner.
4031  4            W2007 BEAR L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        100        N/A

4033  4            W2008 OUKA (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4037  4            Whitehall European RE 9A S.a r.l.           100        N/A

4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4042  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2005                                          General Partner.
4045  4            W2005 KZL                                   100        N/A

4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            100        N/A

4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            99         N/A

4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          General Partner.
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4054  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4055  4            HIHARAKO (CAYMAN) L.L.C.                    100        N/A

4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4058  4            W2001 GEN PAR EUR 3 B.V.                    100        N/A

4059  5              W2001 PARC C.V.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4060  6                W2001 LOFT B.V.                         99         N/A

4061  5              W2001 WEBSTER CV                          N/A        N/A        The direct holder is a
                                                                                     General Partner.
4062  6                W2001 CAPITOL B.V.                      100        N/A

4063  4            W2001 PARC C.V.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4064  4            W2001 TWO C.V.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4065  5              QMH LIMITED                               90         N/A

4066  4            W2001 WEBSTER CV                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4067  4            W2001/SIXTY-ONE B.V.                        100        N/A

4068  5              W2001 TWO C.V.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2007                                          General Partner.
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        N/A        32
                     PARTNERS, L.P.

4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 100        N/A


4073  4            W2007 230 PARK, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4074  4            W2007 MVP HOTELS, LLC                       94         N/A

4075  4            W2007 PARALLEL AMELIA SARL                  100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          84         N/A        This holding represents
                                                                                     ownership in Class A shares.
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         84         N/A

4078  4            W2007 PARALLEL BEAR S.A.R.L.                100        N/A

4079  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           100        N/A

4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         100        N/A

4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class F shares.
4087  4            W2007 Parallel Selfridges S.a r.l.          100        N/A

4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class B shares.
4089  4            W2007 Parallel Vernal S.a r.l.              100        N/A

4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class E shares.

4091  4            W2007/ACEP HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
4096  4            WH MEZZCO GP, L.L.C. II                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4097  5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4098  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4104  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4107  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4108  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4109  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4112  4            WHITEHALL STREET INTERNATIONAL REAL         525990 - Other        New York       NY       UNITED STATES
                     ESTATE LIMITED PARTNERSHIP 2001           Financial Vehicles
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2001, L.P.                                Financial Vehicles
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001 (CORPORATE), L.P.                 Financial Vehicles
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2001 (DELAWARE), L.P.              Financial Vehicles
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4120  6                W2001 BRITANNIA LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2001 (DELAWARE), L.P.                  Financial Vehicles
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001, L.P.                             Financial Vehicles
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001 (CORPORATE), L.P.                      Financial Vehicles
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001, L.P.                                  Financial Vehicles
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4134  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4137  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2005 (DELAWARE), L.P.                  Financial Vehicles
4145  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4147  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005 CORP.                             Financial Vehicles
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2005, L.P.                           Financial Vehicles
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2005 (DELAWARE), L.P.              Financial Vehicles
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005, L.P.                             Financial Vehicles
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP.                                  Financial Vehicles
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     525990 - Other        George Town             CAYMAN ISLANDS
                     2005, L.P.                                Financial Vehicles
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4155  5              WHITEHALL STREET INTERNATIONAL REAL       525990 - Other        New York       NY       UNITED STATES
                       ESTATE LIMITED PARTNERSHIP 2005         Financial Vehicles
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP., L.P.                            Financial Vehicles
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   525990 - Other        Luxembourg              LUXEMBOURG
                     2005, S.a.r.l.                            Financial Vehicles
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4160  6                WHITEHALL STREET INTERNATIONAL          525990 - Other        George Town             CAYMAN ISLANDS
                         EMPLOYEE FUND 2005, L.P.              Financial Vehicles
4161  6                WHITEHALL STREET INTERNATIONAL REAL     525990 - Other        New York       NY       UNITED STATES
                         ESTATE LIMITED PARTNERSHIP 2005       Financial Vehicles
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        Luxembourg              LUXEMBOURG
                   2005, S.a.r.l.                              Financial Vehicles
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND 2007, L.P.                    Financial Vehicles
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE MASTER FUND 2007, L.P.           Financial Vehicles
4167  5              W2007 FINANCE SUB, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE MASTER FUND 2007, L.P.             Financial Vehicles
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     525990 - Other        New York       NY       UNITED STATES
                     QP FUND 2007, L.P.                        Financial Vehicles
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       EMPLOYEE MASTER FUND 2007, L.P.         Financial Vehicles
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   MASTER FUND 2008, L.P.                      Financial Vehicles
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, LTD.                                  Financial Vehicles
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        525990 - Other        George Town             CAYMAN ISLANDS
                   JAPAN FUND 2008, L.P.                       Financial Vehicles
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 MASTER FUND 2007, L.P.                        Financial Vehicles
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2005                              Financial Vehicles
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005 CORP.                                    Financial Vehicles
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    531390 - Other        George Town             CAYMAN ISLANDS
                 OVERRIDE SUB 2008, LTD.                       activities related to
                                                               real estate
4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         525990 - Other        George Town             CAYMAN ISLANDS
                 MASTER FUND 2008, L.P.                        Financial Vehicles
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         525990 - Other        Luxembourg              LUXEMBOURG
                 OFFSHORE FUND 2008 SCA                        Financial Vehicles
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008       Financial Vehicles
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2001                              Financial Vehicles
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2005                              Financial Vehicles
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2008                              Financial Vehicles
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2001                      Financial Vehicles
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2005                      Financial Vehicles
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2008                      Financial Vehicles
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 S.A.R.L. 2008                                 Financial Vehicles
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        Luxembourg              LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                      Financial Vehicles

4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                   SCA 2008                                    Financial Vehicles

4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 SCA 2008                                      Financial Vehicles

4091  4            W2007/ACEP HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            100        N/A


4096  4            WH MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4097  5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4098  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4104  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4107  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4108  4            W2001 CAPITOL B.V.                          100        N/A

4109  4            W2001 LOFT B.V.                             99         N/A

4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4112  4            WHITEHALL STREET INTERNATIONAL REAL         N/A        N/A        The direct holder is a
                     ESTATE LIMITED PARTNERSHIP 2001                                 Limited Partner.
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2001, L.P.                                                      Limited Partner.
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (CORPORATE), L.P.                                       General Partner.
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2001 (DELAWARE), L.P.                                    Limited Partner.
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4120  6                W2001 BRITANNIA LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (DELAWARE), L.P.                                        General Partner.
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001, L.P.                                                   General Partner.
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001 (CORPORATE), L.P.                                            General Partner.
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001, L.P.                                                        General Partner.
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4134  4            W2005 KZL                                   100        N/A

4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4137  4            Whitehall European RE 3 S.a r.l.            100        N/A

4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005 (DELAWARE), L.P.                                        General Partner.
4145  4            W2005 KZL                                   100        N/A

4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4147  4            Whitehall European RE 3 S.a r.l.            100        N/A

4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       2          N/A
                   FUND 2005 CORP.
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2005, L.P.                                                 Limited Partner.
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005 (DELAWARE), L.P.                                    Limited Partner.
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005, L.P.                                                   General Partner.
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       1          N/A
                   2005 CORP.
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4155  5              WHITEHALL STREET INTERNATIONAL REAL       N/A        N/A        The direct holder is a
                       ESTATE LIMITED PARTNERSHIP 2005                               Limited Partner.
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005 CORP., L.P.                                                  General Partner.
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   63         N/A
                     2005, S.a.r.l.
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4160  6                WHITEHALL STREET INTERNATIONAL          N/A        N/A        The direct holder is a
                         EMPLOYEE FUND 2005, L.P.                                    Limited Partner.
4161  6                WHITEHALL STREET INTERNATIONAL REAL     N/A        N/A        The direct holder is a
                         ESTATE LIMITED PARTNERSHIP 2005                             Limited Partner.
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     63         N/A
                   2005, S.a.r.l.
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND 2007, L.P.                                          General Partner.
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     EMPLOYEE MASTER FUND 2007, L.P.                                 Limited Partner.
4167  5              W2007 FINANCE SUB, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE MASTER FUND 2007, L.P.                                   General Partner.
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     N/A        N/A        The direct holder is a
                     QP FUND 2007, L.P.                                              Limited Partner.
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       EMPLOYEE MASTER FUND 2007, L.P.                               Limited Partner.
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   MASTER FUND 2008, L.P.                                            General Partner.
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   100        N/A
                   2008, LTD.
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        N/A        N/A        The direct holder is a
                   JAPAN FUND 2008, L.P.                                             General Partner.
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 MASTER FUND 2007, L.P.                                              Limited Partner.
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2005                                                    Limited Partner.
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    2          N/A
                 2005 CORP.
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        100
                 2008, LTD.
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        N/A
                 OVERRIDE SUB 2008, LTD.

4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         N/A        N/A        The direct holder is a
                 MASTER FUND 2008, L.P.                                              Limited Partner.
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         100        N/A        This holding represents
                 OFFSHORE FUND 2008 SCA                                              ownership in A-2 shares.
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      100        100
                 2008, LTD.
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008                             Limited Partner.
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2001
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2005
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2008
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2001                                            Limited Partner.
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2005                                            Limited Partner.
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2008                                            Limited Partner.
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 S.A.R.L. 2008
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       100        N/A        This holding represents
                   OFFSHORE FUND 2008 SCA                                            ownership in Management
                                                                                     shares.
4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    100        N/A        This holding represents
                   SCA 2008                                                          ownership in Management
                                                                                     shares.
4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A        This holding represents
                 SCA 2008                                                            ownership in A-10 shares.

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001 (CORPORATE), L.P.                        Financial Vehicles
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        Luxembourg              LUXEMBOURG
                 2008, S.A.R.L.                                Financial Vehicles
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, LTD.                               Financial Vehicles
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP IX                                Financial Vehicles
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP V                                 Financial Vehicles
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VI                                Financial Vehicles
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VII                               Financial Vehicles
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VIII                              Financial Vehicles
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP X                                 Financial Vehicles
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XI                                Financial Vehicles
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XII                               Financial Vehicles
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001 (CORPORATE), L.P.                                              Limited Partner.
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        100
                 2008, LTD.
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        N/A
                 2008, S.A.R.L.
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     100        100
                 FUND 2008, LTD.
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP IX                                                      Limited Partner.
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP V                                                       Limited Partner.
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VI                                                      Limited Partner.
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VII                                                     Limited Partner.
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VIII                                                    Limited Partner.
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP X                                                       Limited Partner.
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XI                                                      Limited Partner.
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XII                                                     Limited Partner.
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of February 28, 2011, there were 18,564 Contract holders of qualified Contracts and 7,797 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

         (b) The principal business address of most the following Directors and Officers is:
               200 West St
               New York, NY 10282-2198

          The principal business address of the other following Directors and Officers* is:
          132 Turnpike Road, Suite 210
          Southborough, MA 01772.

NAME                               POSITION OR OFFICE WITH UNDERWRITER
----                               -----------------------------------
Steven M. Bunson                   Assistant Treasurer
Nabanita Chaterjee                 Assistant Secretary
Richard Cohn                       Assistant General Counsel and Secretary
John S. Daly                       Director
Manda J. D'Agata                   Assistant Treasurer
Julie Hausen                       Assistant Secretary
Kathleen Jack                      Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                Assistant Secretary
Robert A. Mass                     Compliance Officer
Albert P. Meo                      Finance Operations Principal
Stephen R. Pierce                  Director and Vice President
Elizabeth E. Robinson              Treasurer
Matthew E. Tropp                   Assistant Secretary
Nicholas H. von Moltke*            Director, President and Chief Executive Officer
Joel Volcy*                        Chief Operating Officer
Margot Kibbe Wallin*               Chief Compliance Officer, Variable Products Distribution


         (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                        (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL       DISCOUNTS AND     (3) COMPENSATION  (4) BROKERAGE   (5) OTHER
UNDERWRITER                  COMMISSIONS        ON REDEMPTION    COMMISSIONS   COMPENSATION
----------------------  --------------------  ----------------  -------------  ------------
Epoch Securities, Inc.          None                None             N/A            N/A

As indicated in Part B (Statement of Additional Information) in response to
Item 20(c), there were no commissions retained by Epoch Securities, Inc. , the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2010. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          Each account, book or other document required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and
          Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security
          Benefit Place, Topeka, Kansas.

ITEM 31.  MANAGEMENT SERVICES

          The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

          (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) The Registrant hereby undertakes to include in the prospectus a toll-free number to obtain a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

          (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

           Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).

          Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4.        A signed statement acknowledging the participant's understanding of
          (I) the restrictions on withdrawal imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 18th day of April, 2011.

                                         SEPARATE ACCOUNT VA-K OF
                               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                          By:  /s/ Scott D. Silverman
                               -----------------------------------------------
                               Scott D. Silverman, Senior Vice President,
                               General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                        TITLE                                             DATE
----------                        -----                                             ----
/s/ John J. Fowler                Senior Vice President and Chief Financial         April 18, 2011
------------------------
John J. Fowler                    Officer

Allan S. Levine*                  Chairman of the Board
------------------------


Manda J. D'Agata*                 Director, Vice President and Treasurer
------------------------


Donald R. Mullen*                 Director
------------------------


Kathleen M. Redgate*              Director
------------------------


Michael S. Rotter*                Director and Vice Chairman
------------------------


Nicholas H. von Moltke*           Director, President, and Chief Executive
------------------------
                                  Officer

Jane S. Grosso*                   Vice President and Controller
------------------------
                                  (Chief Accounting Officer)

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 1, 2011 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-39702) Exec Annuity Plus/Allmerica Advantage

                                                              EXHIBIT TABLE

Exhibit 3(c) Expense Sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc.

Exhibit 8(e)        Directors' Powers of Attorney

Exhibit 10          Consent of Independent Registered Public Accounting Firm

Exhibit 13(a) Amendment to the Delaware VIP Trust Participation Agreement dated December 31, 2007

Exhibit 13(c) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007

Exhibit 13(d) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007

Exhibit 13(e) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company

Exhibit 13(k) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002

Exhibit 13(l) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000

Exhibit 13(m) Form of Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company